UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o: State Street Bank and Trust Company
100 Summer Street, 4th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)
The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)
Registrant's telephone number, including area code:		(415) 670-2000
Date of fiscal year end:	August 31, 2020
Date of reporting period:	February 29, 2020

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

●	iShares MSCI Argentina and Global Exposure ETF | AGT | Cboe BZX
●	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ
●	iShares MSCI China ETF | MCHI | NASDAQ
●	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
●	iShares MSCI Indonesia ETF | EIDO | NYSE Arca
●	iShares MSCI Peru ETF | EPU | NYSE Arca
●	iShares MSCI Philippines ETF | EPHE | NYSE Arca
●	iShares MSCI Poland ETF | EPOL | NYSE Arca
●	iShares MSCI Qatar ETF | QAT | NASDAQ
●	iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca
●	iShares MSCI UAE ETF | UAE | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Argentina and Global Exposure ETF

Investment Objective

The iShares MSCI Argentina and Global Exposure ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Argentina, as represented by the MSCI All Argentina 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.25%	(17.43)%	(7.25)%	(17.43)%	(19.29)%
Fund Market	3.71	(16.31)	(6.82)	(16.31)	(18.23)
Index	2.32	(17.39)	(7.39)	(17.39)	(19.62)

The inception date of the Fund was 4/25/17. The first day of secondary market trading was 4/27/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,022.50	$1.21		$1,000.00	$1,023.70	$1.21		0.24%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		GEOGRAPHIC ALLOCATION
	Percent of		Percent of
Sector	Total Investments(a)	Country/Geographic Region	Total Investments(a)
Consumer Discretionary	28.9%	Argentina	65.1%
Financials	14.4	United States	21.5
Consumer Staples	13.5	Chile	9.9
Information Technology	11.3	Canada	3.0
Energy	9.0	United Kingdom	0.5
Utilities	7.4
Materials	6.0
Communication Services	5.0
Real Estate	3.3
Industrials	1.2

(a) Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Brazil Small-Cap ETF

Investment Objective

The iShares MSCI Brazil Small-Cap ETF(the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.88%	14.82%	12.34%	(0.68)%	14.82%	78.90%	(6.20)%
Fund Market	6.59	14.38	11.90	(0.73)	14.38	75.49	(6.69)
Index	7.27	15.78	12.91	(0.15)	15.78	83.52	(1.38)

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,068.80	$2.98		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		TEN LARGEST HOLDINGS
	Percent of		Percent of
Sector	Total Investments(a)	Security	Total Investments(a)
Consumer Discretionary	29.0%	YDUQS Part	4.6%
Utilities	19.4	Via Varejo SA	4.6
Industrials	14.0	Azul SA	4.2
Materials	7.1	TOTVS SA	3.7
Health Care	7.1	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.7
Consumer Staples	6.7	Qualicorp Consultoria e Corretora de Seguros SA	2.6
Real Estate	5.7	Bradespar SA (Preferred)	2.6
Information Technology	5.4	Cia. Paranaense de Energia (Preferred)	2.5
Financials	3.3	Cia. de Locacao das Americas	2.4
Energy	1.7	Cia. de Saneamento do Parana	2.2
Communication Services	0.6

(a) Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI China ETF

Investment Objective

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.85%	2.64%	4.93%	4.40%	2.64%	27.21%	46.82%
Fund Market	10.99	3.82	5.00	4.52	3.82	27.65	48.32
Index	10.24	3.29	5.49	4.95	3.29	30.66	53.94

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,098.50	$3.03		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		TEN LARGEST HOLDINGS
	Percent of		Percent of
Sector	Total Investments(a)	Security	Total Investments(a)
Consumer Discretionary	27.5%	Alibaba Group Holding Ltd.	17.4%
Communication Services	21.3	Tencent Holdings Ltd.	13.7
Financials	19.2	China Construction Bank Corp., Class H	3.7
Industrials	5.6	Ping An Insurance Group Co. of China Ltd., Class H	3.0
Real Estate	5.4	China Mobile Ltd.	2.3
Information Technology	5.0	Industrial & Commercial Bank of China Ltd., Class H	2.1
Health Care	4.7	Baidu Inc.	1.6
Consumer Staples	3.6	Bank of China Ltd., Class H	1.5
Energy	3.0	JD. com Inc.	1.4
Utilities	2.4	CNOOC Ltd.	1.2
Materials	2.3

(a) Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI China Small-Cap ETF

Investment Objective

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.13%	(7.77)%	1.13%	0.54%	(7.77)%	5.75%	5.19%
Fund Market	4.40	(8.28)	1.20	0.59	(8.28)	6.17	5.68
Index	4.10	(7.76)	0.19	(0.19)	(7.76)	0.94	(1.81)

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,041.30	$2.94		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		TEN LARGEST HOLDINGS
	Percent of		Percent of
Sector	Total Investments(a)	Security	Total Investments(a)
Consumer Discretionary	19.4%	Chinasoft International Ltd.	1.7%
Real Estate	18.7	China Overseas Property Holdings Ltd.	1.5
Information Technology	13.2	Fanhua Inc. .	1.4
Industrials	11.6	China Overseas Grand Oceans Group Ltd.	1.4
Health Care	10.4	China SCE Group Holdings Ltd.	1.4
Materials	8.9	China Youzan Ltd.	1.4
Communication Services	5.4	Yuexiu REIT	1.4
Financials	4.1	Atlas Crop	1.2
Utilities	3.7	21Vianet Group Inc.	1.2
Consumer Staples	2.9	China Yuhua Education Corp Ltd.	1.2
Energy	1.7

(a) Excludes money market funds.

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Indonesia ETF

Investment Objective

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(14.75)%	(16.15)%	(3.45)%	0.45%	(16.15)%	(16.10)%	4.47%
Fund Market	(13.72)	(14.18)	(3.18)	0.55	(14.18)	(14.94)	5.56
Index	(14.59)	(15.32)	(2.87)	0.98	(15.32)	(13.56)	10.02

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through May 28, 2019 reflects the performance of MSCI Indonesia Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Indonesia IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$852.50	$2.67		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		TEN LARGEST HOLDINGS
	Percent of		Percent of
Sector	Total Investments(a)	Security	Total Investments(a)
Financials	43.2%	Bank Central Asia Tbk PT	17.8%
Consumer Staples	14.5	Bank Rakyat Indonesia Persero Tbk PT	13.0
Communication Services	12.8	Telekomunikasi Indonesia Persero Tbk PT	9.3
Materials	8.5	Bank Mandiri Persero Tbk PT	6.4
Consumer Discretionary	7.1	Astra International Tbk PT	4.3
Real Estate	4.7	Bank Negara Indonesia Persero Tbk PT	3.5
Energy	3.2	Unilever Indonesia Tbk PT	3.5
Industrials	2.9	Charoen Pokphand Indonesia Tbk PT	2.8
Health Care	1.8	Semen Indonesia Persero Tbk PT	2.1
Utilities	1.0	Indofood Sukses Makmur Tbk PT	1.9
Information Technology	0.3

(a) Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020	iShares® MSCI Peru ETF

Investment Objective

The iShares MSCI Peru ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(7.27)%	(16.24)%	2.91%	2.37%	(16.24)%	15.43%	26.37%
Fund Market	(7.33)	(17.41)	2.86	2.31	(17.41)	15.16	25.60
Index	(6.84)	(15.52)	3.70	2.94	(15.52)	19.94	33.57

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$927.30	$2.78		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		TEN LARGEST HOLDINGS
	Percent of		Percent of
Sector	Total Investments(a)	Security	Total Investments(a)
Materials	41.1%	Credicorp Ltd.	22.6%
Financials	31.0	Southern Copper Corp	11.6
Consumer Staples	9.5	Cia. de Minas Buenaventura SAA	10.5
Utilities	6.6	Luz del Sur SAA	4.7
Industrials	5.4	InRetail Peru Corp.	4.6
Real Estate	2.3	Alicorp SAA	4.5
Consumer Discretionary	2.2	Intercorp Financial Services Inc.	4.4
Energy	1.9	Ferreycorp SAA	3.4
		Hochschild Mining PLC	3.3
		Banco BBVA Peru SA	3.3
(a) Excludes money market funds.

8	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Philippines ETF

Investment Objective

The iShares MSCI Philippines ETF (the "Fund") seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(13.85)%	(11.72)%	(5.99)%	2.67%	(11.72)%	(26.55)%	28.19%
Fund Market	(14.70)	(11.70)	(6.21)	2.56	(11.70)	(27.44)	26.94
Index	(13.45)	(11.02)	(5.36)	3.25	(11.02)	(24.07)	35.12

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$861.50	$2.68		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		TEN LARGEST HOLDINGS
	Percent of		Percent of
Sector	Total Investments(a)	Security	Total Investments(a)
Industrials	31.1%	SM Prime Holdings Inc.	13.7%
Real Estate	28.5	Ayala Land Inc.	10.2
Financials	18.7	BDO Unibank Inc.	9.7
Communication Services	5.1	SM Investments Corp	8.3
Utilities	4.9	JG Summit Holdings Inc.	6.9
Consumer Staples	4.9	Universal Robina Corp	4.4
Consumer Discretionary	4.7	Ayala Corp	4.4
Energy	1.4	International Container Terminal Services Inc.	3.8
Materials	0.7	Metropolitan Bank & Trust Co.	3.6
		PLDT Inc.	3.0
(a) Excludes money market funds.

F u n d S u m m a r y	9

Fund Summary as of February 29, 2020	iShares® MSCI Poland ETF

Investment Objective

The iShares MSCI Poland ETF(the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland IMI 25/50 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(16.49)%	(26.19)%	(4.62)%	(0.72)%	(26.19)%	(21.05)%	(6.84)%
Fund Market	(15.10)	(24.79)	(4.24)	(0.59)	(24.79)	(19.50)	(5.57)
Index	(17.02)	(26.59)	(4.61)	(0.55)	(26.59)	(21.02)	(5.24)

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$835.10	$4.15		$1,000.00	$1,020.30	$4.57		0.91%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR		TEN LARGEST HOLDINGS
	Percent of		Percent of
Sector	Total Investments(a)	Security	Total Investments(a)
Financials	41.3%	Powszechna Kasa Oszczednosci Bank Polski SA	14.3%
Communication Services	17.2	Powszechny Zaklad Ubezpieczen SA	10.9
Energy	15.2	CD Projekt SA	9.4
Consumer Discretionary	7.0	Polski Koncern Naftowy ORLEN SA	9.2
Materials	5.6	Bank Polska Kasa Opieki SA	4.6
Consumer Staples	4.7	Santander Bank Polska SA	4.5
Utilities	4.4	LPP SA	4.4
Information Technology	2.0	KGHM Polska Miedz SA	4.0
Industrials	1.9	Dino Polska SA	3.8
Health Care	0.7	Cyfrowy Polsat SA	3.5
(a) Excludes money market funds.

10	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Qatar ETF

Investment Objective

The iShares MSCI Qatar ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.25)%	(8.09)%	(3.71)%	(3.31)%	(8.09)%	(17.22)%	(17.84)%
Fund Market	(8.90)	(10.69)	(4.60)	(3.90)	(10.69)	(20.98)	(20.72)
Index	(5.87)	(7.32)	(3.00)	(2.68)	(7.32)	(14.13)	(14.66)

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$937.50	$2.79	$1,000.00	$1,022.00	$2.92	0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BYSECTOR			TEN LARGESTHOLDINGS
Sector	Percent of Total Investments	(a)	Security	Percent of Total Investments	(a)
Financials	52.6%		Qatar National Bank QPSC	22.6%
Industrials	12.7		Qatar Islamic Bank SAQ	8.4
Real Estate	8.5		Industries Qatar QSC	7.6
Energy	8.3		Masraf Al Rayan QSC	7.0
Materials	6.5		Commercial Bank PSQC (The)	4.5
Communication Services	4.6		Qatar Electricity & Water Co. QSC	4.3
Utilities	4.3		Mesaieed Petrochemical Holding Co	4.2
Consumer Staples	1.4		Qatar Fuel QSC	3.8
Health Care	1.1		Qatar International Islamic Bank QSC	3.5
			Barwa Real Estate Co..	3.5

(a)	Excludes money market funds.

F u n d S u m m a r y	11

Fund Summary as of February 29, 2020	iShares® MSCI Saudi Arabia ETF

Investment Objective

The iShares MSCI Saudi Arabia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.09)%	(10.24)%	4.81%	(10.24)%	23.27%
Fund Market	(9.01)	(12.70)	4.35	(12.70)	20.91
Index	(6.75)	(9.65)	5.63	(9.65)	27.65

The inception date of the Fund was 9/16/15. The first day of secondary market trading was 9/17/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$929.10	$3.55		$1,000.00	$1,021.20	$3.72		0.74%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BYSECTOR			ALLOCATION BYSECTOR
Sector	Percent of Total Investments	(a)	Security	Percent of Total Investments	(a)
Financials	44.3%		Al Rajhi Bank .	12.2%
Materials	24.2		Saudi Basic Industries Corp	9.5
Communication Services	7.7		National Commercial Bank	8.5
Energy	6.6		Saudi Arabian Oil Co.	5.7
Consumer Staples	4.8		Saudi Telecom Co	5.2
Consumer Discretionary	4.5		Riyad Bank	4.2
Utilities	2.6		Samba Financial Group	4.1
Health Care	2.4		Banque Saudi Fransi	3.1
Real Estate	2.1		Saudi British Bank (The)	3.0
Industrials	0.8		Alinma Bank.	2.9

(a)	Excludes money market funds.

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI UAE ETF

Investment Objective

The iShares MSCI UAE ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(12.41)%	(11.48)%	(5.24)%	(8.02)%	(11.48)%	(23.59)%	(38.60)%
Fund Market	(12.43)	(13.90)	(5.50)	(8.22)	(13.90)	(24.63)	(39.38)
Index	(12.59)	(11.31)	(4.81)	(7.69)	(11.31)	(21.83)	(37.31)

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$875.90	$2.71		$1,000.00	$1,022.00	$2.92		0.58%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR			TEN LARGEST HOLDINGS
Sector	Percent of Total Investments	(a)	Security	Percent of Total Investments	(a)
Financials	46.5%		First Abu Dhabi Bank PJSC	22.0%
Real Estate	14.6		Emirates Telecommunications Group Co. PJSC	14.5
Industrials	14.6		Abu Dhabi Commercial Bank PJSC.	9.7
Communication Services	14.5		Aldar Properties PJSC.	4.6
Energy	4.5		DP World PLC...	4.5
Health Care	2.7		Dubai Islamic Bank PJSC .	4.3
Consumer Discretionary	1.5		Air Arabia PJSC .	4.0
Consumer Staples	1.1		Emaar Properties PJSC...	3.9
			Dana Gas PJSC .	3.7
(a) Excludes money market funds.			Dubai Investments PJSC	3.4

F u n d S u m m a r y	13

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calcu ate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs ( n dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Argentina and Global Exposure ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Argentina — 65.0%
Adecoagro SA(a)	76,403	$499,676
Arcos Dorados Holdings Inc., Class A	83,713	539,112
Banco BBVA Argentina SA, ADR(a)(b)	88,669	357,336
Banco Macro SA, ADR	25,547	740,352
Central Puerto SA, ADR	122,081	395,542
Corp. America Airports SA(a)(b)	39,702	169,527
Cresud SACIF y A, ADR(a)	40,449	195,369
Despegar.com Corp.(a)(b)	39,944	478,928
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	25,482	113,650
Globant SA(a)	13,799	1,559,425
Grupo Financiero Galicia SA, ADR	51,109	646,018
Grupo Supervielle SA, ADR	88,198	236,371
IRSA Inversiones y Representaciones SA, ADR(a)(b)	28,714	157,640
IRSA Propiedades Comerciales SA, ADR	7,816	92,620
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	70,540	409,132
Pampa Energia SA, ADR(a)(b)	43,385	514,112
Telecom Argentina SA, ADR	59,481	689,980
Transportadora de Gas del Sur SA, Class B	78,579	440,828
YPF SA, ADR	90,850	725,891
		8,961,509
Canada — 3.0%
SSR Mining Inc.(a)	26,638	416,73

Chile — 6.4%
Cencosud SA	397,883	465,627
Cia. Cervecerias Unidas SA	55,642	416,740
		882,367
United Kingdom — 0.5%
Phoenix Global Resources PLC(a)(b)	449,135	64,539
United States — 21.5%
MercadoLibre Inc.(a)	4,806	2,960,640
Total Common Stocks — 96.4%
(Cost: $19,184,985)		13,285,786
Security	Shares	Value

Preferred Stocks
Chile — 3.4%
Embotelladora Andina SA, Class B, Preference Shares	196,962	$474,199

Total Preferred Stocks — 3.4%
(Cost: $572,155)		474,199

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	1,023,730	1,024,447
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	1,000	11,000
		1,035,447
Total Short-Term Investments — 7.5%
(Cost: $1,035,273)		1,035,447

Total Investments in Securities — 107.3%
(Cost: $20,792,413)		14,795,432

Other Assets, Less Liabilities — (7.3)%		(1,006,253)

Net Assets — 100.0%		$13,789,179

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	197,599	826,131	1,023,730	$1,024,447	$1,937	(b)	$(198)	$132
BlackRock Cash Funds: Treasury, SL Agency Shares	8,000	3,000	11,000	11,000	361		—	—
				$1,035,447	$2,298		$(198)	$132

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	15

ScheduleofInvestments (unaudited) (continued)	iShares® MSCI Argentina and Global Exposure ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Tota
Investments
Assets
Common Stocks	$13,285,786	$—	$—	$13,285,786
Preferred Stocks	474,199	—	—	474,199
Money Market Funds	1,035,447	—	—	1,035,447
	$14,795,432	$—	$—	$14,795,432

See notes to financial statements

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Auto Components — 0.8%
Mahle-Metal Leve SA	95,000	$567,475
Tupy S A	171,000	829,672
		1,397,147
Banks — 1.1%
Banco Inter SA	190,000	1,954,052
Diversified Consumer Services — 6.0%
Anima Holding SA	190,000	1,516,075
Ser Educacional SA(a)	152,053	869,520
YDUQS Part	684,037	7,867,339
		10,252,934
Electric Utilities — 7.4%
Alupar Investimento SA	380,000	2,375,184
EDP - Energias do Brasil SA	800,000	3,622,621
Light SA	590,100	2,836,938
Transmissora Alianca de EnergiaEletrica SA	570,000	3,788,924
		12,623,667
Food Products — 6.7%
Camil Alimentos SA	281,000	526,916
M. Dias Branco SA	228,000	2,071,969
Marfrig Global Foods SA(b)	1,197,000	3,202,329
Minerva SA(b)	682,000	1,756,528
Sao Martinho SA	456,000	2,677,389
SLC Agricola SA	247,000	1,104,250
		11,339,381
Health Care Providers & Services — 7.0%
Alliar Medicos A Frente SA	133,000	555,684
Fleury SA	533,100	3,516,464
Instituto Hermes Pardini SA	133,000	847,528
Odontoprev SA	705,000	2,576,762
Qualicorp Consultoria e Corretora de Seguros SA	589,000	4,471,369
		11,967,807
Hotels, Restaurants & Leisure — 2.0%
BK Brasil Operacao e Assessoria a Restaurantes SA	435,000	1,412,510
CVC Brasil Operadora e Agencia de Viagens SA	343,100	1,956,704
		3,369,214
Household Durables — 7.8%
Construtora Tenda SA	174,264	1,354,591
Cyrela Brazil Realty SA Empreendimentos e Participacoes	684,000	4,522,452
Even Construtora e Incorporadora SA(b)	304,000	966,245
Ez Tec Empreendimentos e Participacoes SA	229,195	2,362,233
MRV Engenharia e Participacoes SA	796,000	3,438,662
Trisul SA	228,000	729,737
		13,373,920
Independent Power and Renewable Electricity Producers — 3.4%
AES Tiete Energia SA	397,048	1,338,557
Eneva SA(b)	285,000	2,700,509
Omega Geracao SA(b)	196,000	1,683,419
		5,722,485
Insurance — 0.4%
Wiz Solucoes e Corretagem de Seguros SA	190,000	593,796
Machinery — 0.7%
Iochpe Maxion SA	285,007	1,228,051
Media — 0.6%
Smiles Fidelidade SA	150,095	1,090,535
Security	Shares	Value

Multiline Retail — 0.5%
Marisa Lojas SA(b)	304,000	$924,469
Oil, Gas & Consumable Fuels — 1.7%
Dommo Energia SA(b)	304,060	87,613
Enauta Participacoes SA.	209,000	615,653
Petro Rio SA(b)	247,000	2,157,038
		2,860,304
Paper & Forest Products — 1.9%
Duratex SA	817,000	3,149,099
Real Estate Management & Development — 5.7%
Aliansce Sonae Shopping Centers SA(b)	342,091	3,462,879
BR Properties SA(b)	571,100	1,744,319
Iguatemi Empresa de Shopping Centers SA	228,007	2,518,278
JHSF Participacoes SA	665,000	1,033,247
LOG Commercial Properties e Participacoes SA	152,092	929,748
		9,688,471
Road & Rail — 5.0%
Cia. de Locacao das Americas..	855,000	4,010,018
Cosan Logistica SA(b)	361,084	1,451,811
JSL SA	171,000	1,050,640
Movida Participacoes SA	342,000	1,364,468
Tegma Gestao Logistica SA	76,000	592,954
		8,469,891
Software — 5.4%
Linx SA	418,000	2,907,327
TOTVS SA	399,772	6,292,112
		9,199,439
Specialty Retail — 5.5%
Grupo SBF SA(b)	171,000	1,652,143
Via Varejo SA(b)	2,525,000	7,728,935
		9,381,078
Textiles, Apparel & Luxury Goods — 4.1%
Arezzo Industria e Comercio SA.	14,080	1,519,667
Cia. Hering	380,000	1,898,463
Grendene SA	705,000	1,515,743
Guararapes Confeccoes SA.	266,060	1,621,724
Vulcabras Azaleia SA(b)	247,000	432,502
		6,988,099
Transportation Infrastructure — 1.6%
EcoRodovias Infraestrutura e Logistica SA(b)	513,000	1,794,275
Santos Brasil Participacoes SA	705,000	926,634
		2,720,909
Water Utilities — 3.5%
Cia. de Saneamento de Minas Gerais-COPASA	164,270	2,195,898
Cia. de Saneamento do Parana	171,455	3,819,274
		6,015,172

Total Common Stocks — 78.8%
(Cost: $109,384,847)		134,309,920

Preferred Stocks

Airlines — 5.1%
Azul SA, Preference Shares, NVS.	722,000	7,111,739
Gol Linhas Aereas Inteligentes SA, Preference
Shares, NVS	285,000	1,617,147
		8,728,886

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks — 1.8%
Banco ABC Brasil SA, Preference Shares, NVS	209,042	$925,750
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	532,000	2,140,192
		3,065,942
Chemicals — 0.5%
Unipar Carbocloro SA, Preference Shares, NVS	133,033	790,240
Electric Utilities — 2.5%
Cia. Paranaense de Energia, Preference Shares, NVS	266,095	4,229,422
Independent Power and Renewable Electricity Producers — 2.1%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	494,000	3,569,515
Machinery — 1.5%
Marcopolo SA, Preference Shares, NVS	1,330,014	1,444,498
Randon SA Implemetos e Participacoes, Preference Shares, NVS	437,050	1,131,458
		2,575,956
Metals & Mining — 4.7%
Bradespar SA, Preference Shares, NVS	589,093	4,359,783
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	14,000	450,780
Metalurgica Gerdau SA, Preference Shares, NVS	1,860,000	3,277,515
		8,088,078
Textiles, Apparel & Luxury Goods — 2.1%
Alpargatas SA, Preference Shares, NVS	513,080	3,586,835
Security	Shares	Value

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	190,000	$833,841

Total Preferred Stocks — 20.8%
(Cost: $28,601,455)		35,468,715

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	164,000	164,000

Total Short-Term Investments — 0.1%
(Cost: $164,000)		164,000

Total Investments in Securities — 99.7%
(Cost: $138,150,302)		169,942,635

Other Assets, Less Liabilities — 0.3%		589,408

Net Assets — 100.0%		$170,532,043

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity 02/29/20	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	125,000	39,000	164,000	$164,000	$781	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020.The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Tota
Investments
Assets
Common Stocks	$134,309,920	$—	$—	$134,309,920
Preferred Stocks	35,468,715	—	—	35,468,715
Money Market Funds	164,000	—	—	164,000
	$169,942,635	$—	$—	$169,942,635

See notes to financial statements

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Aerospace & Defense — 0.1%
AECC Aviation Power Co. Ltd., Class A	351,776	$1,162,488
AVIC Aircraft Co. Ltd., Class A	468,845	1,140,891
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	151,199	601,318
AviChina Industry & Technology Co. Ltd., Class H	6,240,000	2,714,419
China Avionics Systems Co. Ltd., Class A	304,767	616,056
China Spacesat Co. Ltd., Class A	193,270	940,332
		7,175,504
Air Freight & Logistics — 0.5%
BEST Inc., ADR(a)(b)	446,160	2,413,726
SF Holding Co. Ltd., Class A	234,483	1,642,005
Sinotrans Ltd., Class H	5,460,000	1,541,373
Yunda Holding Co. Ltd., Class A	227,601	963,125
ZTO Express Cayman Inc., ADR	705,120	16,542,115
		23,102,344
Airlines — 0.2%
Air China Ltd., Class A	703,489	750,769
Air China Ltd., Class H	3,900,000	3,137,796
China Eastern Airlines Corp. Ltd., Class A(a)	1,677,096	1,089,242
China Eastern Airlines Corp. Ltd., Class H(a)	3,900,000	1,671,489
China Southern Airlines Co. Ltd., Class A	1,399,197	1,152,953
China Southern Airlines Co. Ltd., Class H(b)	3,900,000	2,056,833
Spring Airlines Co. Ltd., Class A	156,085	794,917
		10,653,999
Auto Components — 0.2%
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd., Class A	34,195	475,977
China First Capital Group Ltd.(a)	6,314,000	174,195
Fuyao Glass Industry Group Co. Ltd., Class A	312,598	1,036,150
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,215,600	3,470,669
Huayu Automotive Systems Co. Ltd., Class A	468,772	1,887,776
Nexteer Automotive Group Ltd.	1,950,000	1,436,280
Ningbo Joyson Electronic Corp., Class A(a)	195,000	732,833
Shandong Linglong Tyre Co. Ltd., Class A	231,561	753,628
Weifu High-Technology Group Co. Ltd., Class A	193,235	542,370
		10,509,878
Automobiles — 1.5%
BAIC Motor Corp. Ltd., Class H(c)	3,900,000	1,911,703
Brilliance China Automotive Holdings Ltd.(b)	7,126,000	6,035,070
BYD Co. Ltd., Class A	266,159	2,489,029
BYD Co. Ltd., Class H(b)	1,560,000	9,548,508
Chongqing Changan Automobile Co. Ltd., Class A	541,156	787,325
Dongfeng Motor Group Co. Ltd., Class H	6,118,000	4,835,960
Geely Automobile Holdings Ltd.	1,700,000	20,808,541
Great Wall Motor Co. Ltd., Class H	7,215,000	5,221,653
Guangzhou Automobile Group Co. Ltd., Class A	390,000	605,347
Guangzhou Automobile Group Co. Ltd., Class H	7,020,400	7,828,421
NIO Inc., ADR(a)(b)	1,513,200	6,249,516
SAIC Motor Corp. Ltd., Class A	1,092,076	3,469,859
		69,790,932
Banks — 11.4%
Agricultural Bank of China Ltd., Class A	1,037,000	5,384,134
Agricultural Bank of China Ltd., Class H	64,350,000	25,762,955
Bank of Beijing Co. Ltd., Class A .	3,115,199	2,277,284
Bank of Chengdu Co. Ltd., Class A	616,793	720,895
Bank of China Ltd., Class A	5,031,000	2,555,013
Bank of China Ltd., Class H	181,740,000	71,828,001
Bank of Communications Co. Ltd., Class A	5,850,022	4,351,823
Security	Shares	Value

Banks (continued)
Bank of Communications Co. Ltd., Class H	19,500,200	$12,511,276
Bank of Guiyang Co. Ltd., Class A.	616,672	741,044
Bank of Hangzhou Co. Ltd., Class A	859,560	1,056,282
Bank of Jiangsu Co. Ltd., Class A	1,833,078	1,673,062
Bank of Nanjing Co. Ltd., Class A	1,326,000	1,472,027
Bank of Ningbo Co. Ltd., Class A	817,784	2,943,470
Bank of Shanghai Co. Ltd., Class A	2,103,697	2,591,175
China CITIC Bank Corp. Ltd., Class A	1,131,000	878,563
China CITIC Bank Corp. Ltd., Class H	19,890,800	10,337,126
China Construction Bank Corp., Class A	1,443,009	1,341,815
China Construction Bank Corp., Class H	220,350,000	178,133,722
China Everbright Bank Co. Ltd., Class A	5,304,000	2,868,175
China Everbright Bank Co. Ltd., Class H	7,410,000	2,966,643
China Merchants Bank Co. Ltd., Class A	2,845,268	13,920,655
China Merchants Bank Co. Ltd., Class H	8,970,150	42,300,898
China Minsheng Banking Corp. Ltd., Class A	5,024,170	4,111,220
China Minsheng Banking Corp. Ltd., Class H.	16,185,160	10,924,342
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,850,000	2,642,354
Huaxia Bank Co. Ltd., Class A	2,067,091	2,055,203
Industrial & Commercial Bank of China Ltd., Class A	8,073,000	6,120,984
Industrial & Commercial Bank of China Ltd., Class H	147,810,000	101,093,577
Industrial Bank Co. Ltd., Class A	2,886,000	7,138,414
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	429,000	487,291
Ping An Bank Co. Ltd., Class A	2,418,055	5,015,850
Postal Savings Bank of China Co. Ltd., Class H(c)	18,330,000	11,572,311
Shanghai Pudong Development Bank Co. Ltd., Class A	4,133,998	6,416,680
		546,194,264
Beverages — 1.4%
Anhui Gujing Distillery Co. Ltd., Class A	34,196	598,291
Anhui Kouzi Distillery Co. Ltd., Class A	17,000	749,348
Beijing Shunxin Agriculture Co. Ltd., Class A	17,000	920,574
China Resources Beer Holdings Co. Ltd	3,120,000	14,452,878
Jiangsu King’s Luck Brewery JSC Ltd., Class A	195,000	822,938
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	234,076	3,260,897
Kweichow Moutai Co. Ltd., Class A	174,904	26,447,530
Luzhou Laojiao Co. Ltd., Class A	234,000	2,503,963
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	151,176	1,865,316
Sichuan Swellfun Co. Ltd., Class A	78,000	501,908
Tsingtao Brewery Co. Ltd., Class A	78,163	477,463
Tsingtao Brewery Co. Ltd., Class H	990,000	5,144,969
Wuliangye Yibin Co. Ltd., Class A	543,457	9,376,114
		67,122,189
Biotechnology — 0.5%
3SBio Inc.(a)(c)	3,120,000	3,234,882
Beijing Tiantan Biological Products Corp. Ltd., Class A	192,560	953,957
BGI Genomics Co. Ltd., Class A	73,199	867,577
Chongqing Zhifei Biological Products Co. Ltd., Class A	187,740	1,610,919
Hualan Biological Engineering Inc., Class A	234,000	1,389,231
Innovent Biologics Inc.(a)(c)	2,145,000	9,798,731
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	702,000	914,884
Shenzhen Kangtai Biological Products Co. Ltd., Class A	17,055	1,859,262
Walvax Biotechnology Co. Ltd., Class A	234,397	959,022
Zai Lab Ltd., ADR(a)	79,170	4,351,975
		25,940,440
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	268,160	966,730

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
China Lesso Group Holdings Ltd.	2,340,000	$3,513,130
		4,479,860
Capital Markets — 2.0%
Anxin Trust Co. Ltd., Class A(a)	819,000	350,320
Caitong Securities Co. Ltd., Class A	547,100	868,761
Changjiang Securities Co. Ltd., Class A	898,936	866,760
China Cinda Asset Management Co. Ltd., Class H	19,890,000	4,160,207
China Everbright Ltd.	2,340,000	3,903,478
China Galaxy Securities Co. Ltd., Class H	7,995,000	4,411,431
China Huarong Asset Management Co. Ltd., Class H(c)	19,890,000	2,705,411
China International Capital Corp. Ltd., Class H(b)(c)	3,120,000	5,757,130
China Merchants Securities Co. Ltd., Class A	819,068	2,068,117
CITIC Securities Co. Ltd., Class A	1,389,075	4,649,989
CITIC Securities Co. Ltd., Class H	4,680,000	10,004,915
CSC Financial Co. Ltd., Class A	385,199	1,774,951
Dongxing Securities Co. Ltd., Class A	424,194	733,671
East Money Information Co. Ltd., Class A	1,007,140	2,499,768
Everbright Securities Co. Ltd., Class A	586,199	996,258
First Capital Securities Co. Ltd., Class A	582,789	634,463
Founder Securities Co. Ltd., Class A	1,204,199	1,261,013
GF Securities Co. Ltd., Class A	850,799	1,764,840
GF Securities Co. Ltd., Class H	2,964,000	3,544,758
Guosen Securities Co. Ltd., Class A	586,133	986,922
Guotai Junan Securities Co. Ltd., Class A	1,053,000	2,560,871
Guotai Junan Securities Co. Ltd., Class H(c)	1,794,000	2,997,271
Guoyuan Securities Co. Ltd., Class A	546,000	704,546
Haitong Securities Co. Ltd., Class A	1,209,059	2,457,831
Haitong Securities Co. Ltd., Class H	6,396,000	6,869,521
Hithink RoyalFlush Information Network Co. Ltd., Class A	70,787	1,250,534
Huaan Securities Co. Ltd., Class A	546,000	601,442
Huatai Securities Co. Ltd., Class A	1,014,093	2,691,114
Huatai Securities Co. Ltd., Class H(c)	3,744,000	6,504,996
Huaxi Securities Co. Ltd., Class A	429,000	690,431
Industrial Securities Co. Ltd., Class A	1,016,140	1,004,482
Nanjing Securities Co. Ltd., Class A	468,000	904,506
Noah Holdings Ltd.(a)(b)	78,780	2,235,776
Orient Securities Co. Ltd., Class A	858,064	1,223,842
Pacific Securities Co. Ltd. (The), Class A(a)	1,009,193	518,297
SDIC Capital Co. Ltd., Class A	507,978	941,803
Sealand Securities Co. Ltd., Class A	844,560	556,983
Shanxi Securities Co. Ltd., Class A	544,201	611,917
Shenwan Hongyuan Group Co. Ltd., Class A	3,198,097	2,141,154
Sinolink Securities Co. Ltd., Class A	417,800	597,694
SooChow Securities Co. Ltd., Class A	468,000	620,635
Southwest Securities Co. Ltd., Class A	936,000	672,187
Western Securities Co. Ltd., Class A	619,130	838,769
Zheshang Securities Co. Ltd., Class A	429,000	646,857
		94,786,622
Chemicals — 0.3%
Hengli Petrochemical Co. Ltd., Class A	896,910	1,911,814
Hengyi Petrochemical Co. Ltd., Class A	507,820	1,003,261
Lomon Billions Group Co. Ltd., Class A	429,000	958,625
Rongsheng Petro Chemical Co. Ltd., Class A	858,023	1,270,427
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	312,000	753,421
Sinopec Shanghai Petrochemical Co. Ltd., Class A	858,000	490,973
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,580,000	2,190,952
Tianqi Lithium Corp., Class A	239,300	1,085,891
Security	Shares	Value

Chemicals (continued)
Tongkun Group Co. Ltd., Class A	385,076	$755,807
Transfar Zhilian Co. Ltd., Class A	814,192	724,482
Wanhua Chemical Group Co. Ltd., Class A	463,173	3,116,886
Zhejiang Longsheng Group Co. Ltd., Class A	500,671	925,391
		15,187,930
Commercial Services & Supplies — 0.5%
A-Living Services Co. Ltd., Class H(c)	975,000	4,366,391
Beijing Originwater Technology Co. Ltd., Class A	541,197	763,383
China Everbright International Ltd..	8,580,148	5,714,190
Country Garden Services Holdings Co. Ltd	2,730,000	10,649,489
Greentown Service Group Co. Ltd	2,340,000	2,924,606
Shanghai M&G Stationery Inc., Class A	156,000	990,873
		25,408,932
Communications Equipment — 0.4%
BYD Electronic International Co. Ltd.(b)	1,561,000	2,924,477
Fiberhome Telecommunication Technologies Co. Ltd., Class A	190,077	815,214
Guangzhou Haige Communications Group Inc. Co., Class A	460,784	790,364
Hengtong Optic-Electric Co. Ltd., Class A	351,000	827,011
Shenzhen Sunway Communication Co. Ltd., Class A(a)	156,000	1,114,286
Yealink Network Technology Corp. Ltd., Class A	73,196	1,092,045
Zhongji Innolight Co. Ltd., Class A	73,197	649,644
ZTE Corp., Class A(a)	461,656	3,302,166
ZTE Corp., Class H(a)	1,794,040	7,424,280
		18,939,487
Construction & Engineering — 0.9%
China Communications Construction Co. Ltd., Class H	10,530,000	7,850,495
China Communications Services Corp. Ltd., Class H	5,460,800	4,225,383
China Gezhouba Group Co. Ltd., Class A	775,191	737,464
China National Chemical Engineering Co. Ltd., Class A	853,195	848,288
China Railway Construction Corp. Ltd., Class A	1,669,798	2,269,332
China Railway Construction Corp. Ltd., Class H	4,485,000	5,133,574
China Railway Group Ltd., Class A	2,842,198	2,183,429
China Railway Group Ltd., Class H	8,970,000	5,064,513
China State Construction Engineering Corp. Ltd., Class A	5,876,898	4,514,741
China State Construction International Holdings Ltd	4,680,000	3,789,376
Metallurgical Corp. of China Ltd., Class A	2,652,000	1,031,936
Metallurgical Corp. of China Ltd., Class H	7,020,000	1,360,212
Power Construction Corp. of China Ltd., Class A	2,145,097	1,304,206
Shanghai Tunnel Engineering Co. Ltd., Class A	819,000	656,119
Sinopec Engineering Group Co. Ltd., Class H	3,510,000	1,738,549
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	500,168	620,362
		43,327,979
Construction Materials — 1.0%
Anhui Conch Cement Co. Ltd., Class A	577,791	4,534,579
Anhui Conch Cement Co. Ltd., Class H	2,925,000	21,450,363
BBMG Corp., Class H	6,630,000	1,863,160
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	229,196	1,018,401
China Jushi Co. Ltd., Class A.	619,169	830,850
China National Building Material Co. Ltd., Class H	9,360,000	10,821,642
China Resources Cement Holdings Ltd.	5,460,000	6,873,124
Huaxin Cement Co. Ltd., Class A	195,000	680,388
Tangshan Jidong Cement Co. Ltd., Class A	229,168	618,966
		48,691,473

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging — 0.0%
Yunnan Energy New Material Co. Ltd., Class A	61,300	$511,608

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,087,103	741,822

Diversified Consumer Services — 2.0%
China East Education Holdings Ltd.(a)(c)	975,000	1,984,268
China Education Group Holdings Ltd.	1,560,000	2,217,976
New Oriental Education & Technology Group Inc., ADR(a)	328,770	42,046,395
TAL Education Group, ADR(a)(b)	883,350	48,045,407
		94,294,046
Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	1,368,082	833,743
Bohai Leasing Co. Ltd., Class A(a)	1,087,199	513,255
Far East Horizon Ltd.	5,070,000	4,430,448
		5,777,446
Diversified Telecommunication Services — 1.0%
China Telecom Corp. Ltd., Class H	31,980,000	12,023,713
China Tower Corp. Ltd., Class H(c)	95,940,000	23,267,732
China Unicom Hong Kong Ltd.	14,040,000	11,079,873
		46,371,318
Electrical Equipment — 0.5%
Contemporary Amperex Technology Co. Ltd., Class A	312,199	6,059,346
Dongfang Electric Corp. Ltd., Class A	468,000	619,296
Eve Energy Co. Ltd., Class A(a)	151,196	1,439,457
Fangda Carbon New Material Co. Ltd., Class A(a)	502,191	723,450
Hongfa Technology Co. Ltd., Class A	117,000	572,430
NARI Technology Co. Ltd., Class A	663,088	1,881,067
Shanghai Electric Group Co. Ltd., Class A	663,000	425,863
Shanghai Electric Group Co. Ltd., Class H	8,580,000	2,422,158
Sunwoda Electronic Co. Ltd., Class A	268,198	844,090
TBEA Co. Ltd., Class A	814,196	725,650
Xinjiang Goldwind Science & Technology Co. Ltd.,Class A	532,520	801,424
Xinjiang Goldwind Science & Technology Co. Ltd.,Class H	1,794,120	1,781,907
Zhejiang Chint Electrics Co. Ltd., Class A	351,568	1,356,440
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,287,000	4,500,260
		24,152,838
Electronic Equipment, Instruments & Components — 1.7%
AAC Technologies Holdings Inc.(b)	1,755,000	11,496,494
AVIC Jonhon Optronic Technology Co. Ltd., Class A	151,198	849,843
BOE Technology Group Co. Ltd., Class A	4,836,000	3,389,946
Chaozhou Three-Circle Group Co. Ltd., Class A	273,000	929,501
China Railway Signal & Communication Corp. Ltd.,Class H(c)	3,510,000	1,801,605
Foxconn Industrial Internet Co. Ltd., Class A	586,196	1,432,324
GoerTek Inc., Class A	468,000	1,490,996
Hangzhou Hikvision Digital Technology Co. Ltd.,Class A	1,326,014	6,639,365
Kingboard Holdings Ltd.	1,560,000	4,123,674
Kingboard Laminates Holdings Ltd.	2,535,000	2,527,502
Lens Technology Co. Ltd., Class A	349,988	974,831
Lingyi iTech Guangdong Co., Class A(a)	819,000	1,327,468
Luxshare Precision Industry Co. Ltd., Class A	739,760	5,058,586
NAURA Technology Group Co. Ltd., Class A	78,000	1,651,566
OFILM Group Co. Ltd., Class A(a)	390,000	1,032,159
Shengyi Technology Co. Ltd., Class A	351,000	1,549,076
Shennan Circuits Co. Ltd., Class A	39,000	1,158,139
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Sunny Optical Technology Group Co. Ltd	1,638,000	$25,474,699
Suzhou Dongshan Precision Manufacturing Co. Ltd.,Class A.	234,000	947,355
Tianma Microelectronics Co. Ltd., Class A	346,199	802,327
Unisplendour Corp. Ltd., Class A	234,000	1,520,454
Universal Scientific Industrial Shanghai Co. Ltd.,Class A..	227,200	700,107
Wingtech Technology Co. Ltd., Class A(a)	117,000	2,332,736
Wuhan Guide Infrared Co. Ltd., Class A.	117,000	793,870
WUS Printed Circuit Kunshan Co. Ltd., Class A	268,199	1,001,401
Wuxi Lead Intelligent Equipment Co. Ltd., Class A.	112,198	901,250
Zhejiang Dahua Technology Co. Ltd., Class A	468,000	1,297,508
		83,204,782
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H. .	3,268,000	4,193,480
Offshore Oil Engineering Co. Ltd., Class A	619,198	514,655
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	154,251	763,509
		5,471,644
Entertainment — 1.6%
Alibaba Pictures Group Ltd.(a)(b)	35,970,000	4,846,434
Beijing Enlight Media Co. Ltd., Class A	424,198	657,822
Giant Network Group Co. Ltd., Class A	265,776	722,023
HUYA Inc., ADR(a)(b)	142,350	2,819,953
iQIYI Inc., ADR(a)(b)	294,840	6,613,261
Mango Excellent Media Co. Ltd., Class A(a)	208,080	1,311,849
NetEase Inc., ADR	163,020	51,956,104
Perfect World Co. Ltd., Class A	195,000	1,424,101
Tencent Music Entertainment Group, ADR(a)(b) . .	217,230	2,635,000
Wanda Film Holding Co. Ltd., Class A(a)	307,195	711,934

Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	312,000	1,511,304
		75,209,785
Food & Staples Retailing — 0.2%
Sun Art Retail Group Ltd	5,655,000	7,227,440
Yifeng Pharmacy Chain Co. Ltd., Class A	73,194	855,476
Yonghui Superstores Co. Ltd., Class A	1,443,034	1,775,356
		9,858,272
Food Products — 1.8%
Angel Yeast Co. Ltd., Class A	112,124	465,165
Beijing Dabeinong Technology Group Co. Ltd., Class A .	585,000	573,267
China Agri-Industries Holdings Ltd	5,070,000	2,751,952
China Huishan Dairy Holdings Co. Ltd.(a)(d).	1,366,667	2,630
China Mengniu Dairy Co. Ltd.	6,317,000	22,656,104
Chongqing Fuling Zhacai Group Co. Ltd., Class A	156,000	613,493
Dali Foods Group Co. Ltd.(c)	5,070,000	3,350,485
Foshan Haitian Flavouring & Food Co. Ltd., Class A	306,391	4,364,741
Fujian Sunner Development Co. Ltd., Class A	156,000	484,055
Guangdong Haid Group Co. Ltd., Class A	229,097	1,120,872
Henan Shuanghui Investment & Development Co. Ltd.,Class A	397,708	1,934,433
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	897,025	3,709,907
Jiangxi Zhengbang Technology Co. Ltd., Class A	351,000	759,223
Jonjee Hi-Tech Industrial And Commercial Holding Co.Ltd., Class A	117,000	632,686
Muyuan Foodstuff Co. Ltd., Class A	273,000	4,549,870
New Hope Liuhe Co. Ltd., Class A	624,099	2,160,624
Tech-Bank Food Co. Ltd., Class A(a	195,000	271,988
Tingyi Cayman Islands Holding Corp.	4,680,000	8,515,588
Tongwei Co. Ltd., Class A	580,199	1,431,781

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Uni-President China Holdings Ltd.	3,120,000	$3,218,868
Want Want China Holdings Ltd..	11,700,000	9,038,053
Wens Foodstuffs Group Co. Ltd., Class A	741,097	3,448,812
Yihai International Holding Ltd.	1,205,000	8,063,691
		84,118,288
Gas Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	1,170,000	4,939,401
China Gas Holdings Ltd.	4,212,000	15,403,725
China Resources Gas Group Ltd.	2,340,000	11,680,408
ENN Energy Holdings Ltd.	1,833,000	20,310,347
Kunlun Energy Co. Ltd.	7,800,000	5,444,851
Towngas China Co. Ltd.	2,730,000	1,583,411
		59,362,143
Health Care Equipment & Supplies — 0.3%
Autobio Diagnostics Co. Ltd., Class A	34,197	587,300
Jafron Biomedical Co. Ltd., Class A	78,000	1,007,834
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.,Class A	138,500	688,121
Lepu Medical Technology Beijing Co. Ltd., Class A	273,500	1,342,029
Ovctek China Inc., Class A	78,000	629,338
Shandong Weigao Group Medical Polymer Co. Ltd.,Class H	5,048,000	6,503,477
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,Class A .	117,095	4,003,563
		14,761,662
Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	463,192	2,650,522
Guangzhou Kingmed Diagnostics Group Co. Ltd.,Class A	73,194	566,688
Huadong Medicine Co. Ltd., Class A	263,580	727,747
Jointown Pharmaceutical Group Co. Ltd., Class A	312,000	723,516
Meinian Onehealth Healthcare Holdings Co. Ltd.,Class A	546,681	1,029,983
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	351,058	937,635
Shanghai Pharmaceuticals Holding Co. Ltd., Class H.	1,950,000	3,568,179
Sinopharm Group Co. Ltd., Class H	2,808,000	8,665,721
Topchoice Medical Corp., Class A(a)	39,000	580,743
		19,450,734
Health Care Technology — 0.5%
Alibaba Health Information Technology Ltd.(a)(b)	8,580,000	16,448,656
Ping An Healthcare and Technology Co. Ltd.(a)(c)	741,000	7,240,702
Winning Health Technology Group Co. Ltd., Class A	268,197	986,814
		24,676,172
Hotels, Restaurants & Leisure — 1.2%
Haidilao International Holding Ltd.(b)(c)	780,000	3,187,840
Huazhu Group Ltd., ADR(b)	306,930	10,358,888
Luckin Coffee Inc., ADR(a)	190,320	7,529,059
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,328,438	1,240,980
Songcheng Performance Development Co. Ltd.,Class A	227,654	898,214
Yum China Holdings Inc.	815,107	35,693,536
		58,908,517
Household Durables — 0.4%
Gree Electric Appliances Inc. of Zhuhai, Class A	429,016	3,633,336
Haier Electronics Group Co. Ltd.	2,730,000	7,811,961
Haier Smart Home Co. Ltd., Class A	890,646	2,168,578
Hangzhou Robam Appliances Co. Ltd., Class A	156,200	693,160
NavInfo Co. Ltd., Class A	312,000	764,133
Security	Shares	Value
Household Durables (continued)
Oppein Home Group Inc., Class A	39,000	$614,609
Suofeiya Home Collection Co. Ltd., Class A	195,000	525,843
TCL Technology Group Corp., Class A .	1,837,600	1,545,748
Zhejiang Supor Co. Ltd., Class A	73,196	769,112
		18,526,480
Independent Power and Renewable Electricity Producers — 0.7%
CGN Power Co. Ltd., Class H(c)	24,570,000	5,990,338
China Longyuan Power Group Corp. Ltd., Class H .	7,410,000	3,879,457
China National Nuclear Power Co. Ltd., Class A.	2,067,060	1,357,301
China Power International Development Ltd	10,140,000	1,886,681
China Resources Power Holdings Co. Ltd.	4,680,000	5,566,960
China Yangtze Power Co. Ltd., Class A .	2,769,076	6,746,211
Datang International Power Generation Co. Ltd.,Class H. .	7,020,000	1,098,979
GD Power Development Co. Ltd., Class A	3,087,100	927,429
Huadian Power International Corp. Ltd., Class A	975,000	460,287
Huadian Power International Corp. Ltd., Class H	3,900,000	1,176,048
Huaneng Power International Inc., Class A	1,012,800	680,976
Huaneng Power International Inc., Class H.	7,800,000	3,142,800
SDIC Power Holdings Co. Ltd., Class A	1,014,096	1,096,759
Shenergy Co. Ltd., Class A	817,250	616,135
Shenzhen Energy Group Co. Ltd., Class A .	741,000	575,610
Sichuan Chuantou Energy Co. Ltd., Class A	660,562	864,660
		36,066,631
Industrial Conglomerates — 0.5%
CITIC Ltd	13,650,000	15,151,000
Fosun International Ltd.	6,045,000	7,702,613
Shanghai Industrial Holdings Ltd..	1,170,000	2,065,841
		24,919,454
Insurance — 5.6%
China Life Insurance Co. Ltd., Class A	390,000	1,643,086
China Life Insurance Co. Ltd., Class H	16,770,000	39,294,012
China Pacific Insurance Group Co. Ltd., Class A	897,047	4,092,419
China Pacific Insurance Group Co. Ltd., Class H	6,006,000	19,768,114
China Reinsurance Group Corp., Class H .	13,650,000	1,856,654
China Taiping Insurance Holdings Co. Ltd.(b) .	3,666,124	7,489,326
Hubei Biocause Pharmaceutical Co. Ltd., Class A	741,000	631,793
New China Life Insurance Co. Ltd., Class A	309,797	1,958,003
New China Life Insurance Co. Ltd., Class H	1,872,000	7,122,346
People's Insurance Co. Group of China Ltd. (The),Class A .	819,000	793,201
People's Insurance Co. Group of China Ltd. (The),Class H .	18,330,000	6,491,784
PICC Property & Casualty Co. Ltd., Class H .	15,600,462	16,154,873
Ping An Insurance Group Co. of China Ltd., Class A .	1,521,056	16,911,744
Ping An Insurance Group Co. of China Ltd., Class H.	12,870,000	143,100,006
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c). .	741,000	3,118,779
		270,426,140
Interactive Media & Services — 16.2%
58.com Inc., ADR(a)	220,350	12,156,709
Autohome Inc., ADR(a)	134,940	10,480,790
Baidu Inc., ADR(a) .	629,850	75,569,403
JOYY Inc.(a)(b) .	131,820	7,114,325
Momo Inc., ADR	348,660	9,804,319
SINA Corp.(a)(b) .	145,470	4,764,143
Tencent Holdings Ltd	13,182,000	652,921,770
Weibo Corp., ADR(a)(b)	125,970	5,308,376
		778,119,835

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Internet & Direct Marketing Retail — 20.7%
Alibaba Group Holding Ltd., ADR(a)	3,996,330	$831,236,640
Baozun Inc., ADR(a)(b)	101,010	3,204,037
JD.com Inc., ADR(a)	1,691,820	65,151,988
Meituan Dianping, Class B(a)	2,340,000	29,696,460
Pinduoduo Inc., ADR(a)(b)	445,770	15,949,651
Trip.com Group Ltd., ADR(a)(b)	1,085,760	32,963,674
Vipshop Holdings Ltd., ADR(a)(b)	1,015,950	13,034,638
		991,237,088
IT Services — 0.3%
Beijing Sinnet Technology Co. Ltd., Class A	268,196	963,022
China TransInfo Technology Co. Ltd., Class A	273,000	1,057,601
DHC Software Co. Ltd., Class A	463,112	977,211
GDS Holdings Ltd., ADR(a)(b)	141,570	8,206,813
TravelSky Technology Ltd., Class H	2,021,000	3,952,245
Wangsu Science & Technology Co. Ltd., Class A	429,000	600,828
		15,757,720
Life Sciences Tools & Services — 0.9%
Genscript Biotech Corp.(a)	2,390,000	4,974,407
Hangzhou Tigermed Consulting Co. Ltd., Class A	115,937	1,268,802
WuXi AppTec Co. Ltd., Class A	228,336	3,462,507
WuXi AppTec Co. Ltd., Class H(c)	351,020	5,175,406
Wuxi Biologics Cayman Inc.(a)(c)	1,824,500	26,689,550
		41,570,672
Machinery — 1.3%
China Conch Venture Holdings Ltd.	3,900,000	18,966,900
China International Marine Containers Group Co. Ltd.,Class A	421,724	482,646
China Shipbuilding Industry Co. Ltd., Class A	3,385,794	2,136,041
CRRC Corp. Ltd., Class A	3,471,080	3,178,008
CRRC Corp. Ltd., Class H	10,140,650	6,506,214
Haitian International Holdings Ltd.	1,605,000	3,146,958
Hefei Meiya Optoelectronic Technology Inc., Class A	117,000	603,730
Jiangsu Hengli Hydraulic Co. Ltd., Class A	117,000	970,788
Sany Heavy Industry Co. Ltd., Class A	1,248,076	3,112,066
Shenzhen Inovance Technology Co. Ltd., Class A	263,887	1,068,731
Sinotruk Hong Kong Ltd.	1,594,500	3,048,620
Weichai Power Co. Ltd., Class A	856,982	1,756,824
Weichai Power Co. Ltd., Class H	4,680,000	9,212,208
XCMG Construction Machinery Co. Ltd., Class A	1,399,199	1,054,874
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A. .	424,067	1,206,039
Zhengzhou Yutong Bus Co. Ltd., Class A	346,199	746,857
Zoomlion Heavy Industry Science and Technology Co.Ltd., Class A	820,699	737,316
Zoomlion Heavy Industry Science and Technology Co.Ltd., Class H	2,685,600	2,226,211
		60,161,031
Marine — 0.1%
COSCO SHIPPING Development Co. Ltd., Class A	1,911,000	576,837
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,131,000	653,664
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	6,240,000	2,081,855
		3,312,356
Media — 0.1%
China Literature Ltd.(a)(c)	624,000	2,822,515
Chinese Universe Publishing and Media Group Co.Ltd., Class A	234,000	476,021
CITIC Guoan Information Industry Co. Ltd., Class A(a) . .	702,000	347,475
Focus Media Information Technology Co. Ltd., Class A .	1,989,038	1,519,479
NanJi E-Commerce Co. Ltd., Class A(a)	390,000	545,092
Security	Shares	Value
Media (continued)
Oriental Pearl Group Co. Ltd., Class A	505,287	$734,416
		6,444,998
Metals & Mining — 0.9%
Aluminum Corp. of China Ltd., Class A(a)	2,070,800	906,505
Aluminum Corp. of China Ltd., Class H(a)	9,364,000	2,487,278
Angang Steel Co. Ltd., Class A	1,012,256	414,159
Baoshan Iron & Steel Co. Ltd., Class A	2,730,089	2,030,909
China Hongqiao Group Ltd.	4,095,000	2,196,457
China Molybdenum Co. Ltd., Class A	2,496,000	1,453,280
China Molybdenum Co. Ltd., Class H	9,360,000	3,495,114
China Northern Rare Earth Group High-Tech Co. Ltd.,Class A .	585,000	761,566
China Zhongwang Holdings Ltd.	4,212,000	1,416,062
Ganfeng Lithium Co. Ltd., Class A	190,195	1,414,314
Guangdong HEC Technology Holding Co. Ltd., Class A.	463,199	552,642
Hesteel Co. Ltd., Class A	2,262,000	728,091
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A.	7,605,092	1,272,919
Jiangxi Copper Co. Ltd., Class A	390,000	763,798
Jiangxi Copper Co. Ltd., Class H	2,730,000	3,201,853
Maanshan Iron & Steel Co. Ltd., Class A	2,691,000	1,066,360
Pangang Group Vanadium Titanium & Resources Co.Ltd., Class A(a)	1,599,000	546,710
Shandong Gold Mining Co. Ltd., Class A	390,065	1,892,793
Shandong Nanshan Aluminum Co. Ltd., Class A	2,106,000	638,711
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,092,000	549,890
Tongling Nonferrous Metals Group Co. Ltd., Class A.	2,145,000	632,128
Yintai Gold Co. Ltd., Class A .	312,000	624,428
Zhaojin Mining Industry Co. Ltd., Class H	2,535,000	3,021,943
Zhejiang Huayou Cobalt Co. Ltd., Class A	151,198	817,398
Zhongjin Gold Corp. Ltd., Class A	468,000	542,972
Zijin Mining Group Co. Ltd., Class A .	2,847,000	1,694,303
Zijin Mining Group Co. Ltd., Class H .	13,260,000	5,955,306
		41,077,889
Oil, Gas & Consumable Fuels — 2.9%
China Coal Energy Co. Ltd., Class H .	5,070,000	1,639,461
China Merchants Energy Shipping Co. Ltd., Class A .	931,196	674,065
China Petroleum & Chemical Corp., Class A .	3,705,088	2,438,186
China Petroleum & Chemical Corp., Class H .	57,721,000	29,775,046
China Shenhua Energy Co. Ltd., Class A	655,705	1,500,855
China Shenhua Energy Co. Ltd., Class H	7,800,000	13,532,057
CNOOC Ltd.	41,340,000	56,654,481
COSCO SHIPPING Energy Transportation Co. Ltd.,Class A .	468,000	373,586
COSCO SHIPPING Energy Transportation Co. Ltd.,Class H .	3,120,000	1,217,084
Guanghui Energy Co. Ltd., Class A	1,443,000	586,267
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,707,000	1,857,002
PetroChina Co. Ltd., Class A .	2,262,090	1,640,696
PetroChina Co. Ltd., Class H .	48,360,000	18,740,698
Shaanxi Coal Industry Co. Ltd., Class A	1,248,096	1,410,540
Shanxi Lu'an Environmental Energy Development Co.Ltd., Class A	507,000	439,533
Shanxi Meijin Energy Co. Ltd., Class A(a)	624,000	744,494
Yanzhou Coal Mining Co. Ltd., Class A	505,203	641,062
Yanzhou Coal Mining Co. Ltd., Class H	4,000,000	3,033,472
		136,898,585
Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	3,120,000	2,434,169

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Paper & Forest Products (continued)
Nine Dragons Paper Holdings Ltd.	3,900,000	$4,604,102
		7,038,271
Personal Products — 0.3%
By-Health Co. Ltd., Class A	273,000	638,544
Hengan International Group Co. Ltd.	1,755,000	13,027,858
		13,666,402
Pharmaceuticals — 2.1%
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	955,578
Beijing Tongrentang Co. Ltd., Class A	273,600	1,023,133
Betta Pharmaceuticals Co. Ltd., Class A	73,198	845,051
Changchun High & New Technology Industry
Group Inc., Class A	34,198	2,367,862
Chengdu Kanghong Pharmaceutical Group Co. Ltd.,Class A .	112,199	531,285
China Medical System Holdings Ltd.	3,094,000	3,811,396
China Resources Pharmaceutical Group Ltd.(c)	3,900,000	3,393,023
China Resources Sanjiu Medical & Pharmaceutical Co.Ltd., Class A	190,194	892,444
China Traditional Chinese Medicine Holdings Co. Ltd.	5,460,000	2,872,560
CSPC Pharmaceutical Group Ltd.	10,920,000	24,886,174
Dong-E-E-Jiao Co. Ltd., Class A. .	117,000	515,187
Guangzhou Baiyunshan Pharmaceutical Holdings Co.Ltd., Class A	226,795	1,105,391
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	780,000	2,707,412
Hutchison China MediTech Ltd., ADR(a)(b)	143,910	3,355,981
Jiangsu Hengrui Medicine Co. Ltd., Class A	621,744	7,479,393
Joincare Pharmaceutical Group Industry Co. Ltd.,Class A	348,562	570,947
Luye Pharma Group Ltd.(b)(c)	2,730,000	1,663,983
Shanghai Fosun Pharmaceutical Group Co. Ltd.,Class A	351,678	1,352,337
Shanghai Fosun Pharmaceutical Group Co. Ltd.,Class H	1,170,000	3,295,436
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	195,000	516,917
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	234,365	769,460
Sino Biopharmaceutical Ltd.(b)	15,990,000	23,144,623
SSY Group Ltd.	3,900,000	3,267,912
Tasly Pharmaceutical Group Co. Ltd., Class A	312,000	682,006
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	312,000	508,827
Yunnan Baiyao Group Co. Ltd., Class A	195,032	2,195,512
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,Class A	78,150	1,342,711
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	466,225	396,847
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A(a) .	190,188	567,555
Zhejiang NHU Co. Ltd., Class A	346,196	1,193,574
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	76,906	475,065
		98,685,582
Professional Services — 0.1%
51job Inc., ADR(a)(b)	60,060	4,490,686
Real Estate Management & Development — 5.4%
Agile Group Holdings Ltd.	3,120,000	4,379,903
China Aoyuan Group Ltd.	2,738,000	3,942,020
China Evergrande Group	4,390,000	9,858,143
China Fortune Land Development Co. Ltd., Class A	468,150	1,579,877
China Jinmao Holdings Group Ltd.	12,480,000	9,112,119
China Merchants Shekou Industrial Zone Holdings Co.Ltd., Class A	1,170,043	2,902,427
China Overseas Land & Investment Ltd.	8,580,000	28,790,653
Security	Shares	Value
Real Estate Management & Development (continued)
China Resources Land Ltd.	7,186,665	$33,152,695
China Vanke Co. Ltd., Class A. .	1,365,009	5,778,177
China Vanke Co. Ltd., Class H	3,471,031	13,362,025
CIFI Holdings Group Co. Ltd.. .	6,240,000	4,764,245
Country Garden Holdings Co. Ltd.(b)	17,550,727	23,241,671
Financial Street Holdings Co. Ltd., Class A	577,659	573,511
Gemdale Corp., Class A	703,130	1,438,408
Greenland Holdings Corp. Ltd., Class A .	1,406,866	1,175,374
Guangzhou R&F Properties Co. Ltd., Class H	2,808,000	4,352,678
Jiangsu Zhongnan Construction Group Co. Ltd.,Class A .	585,000	694,615
Jinke Properties Group Co. Ltd., Class A	859,281	925,637
Kaisa Group Holdings Ltd	5,460,000	2,424,160
KWG Group Holdings Ltd.	3,120,000	4,572,074
Logan Property Holdings Co. Ltd.	3,120,000	5,324,744
Longfor Group Holdings Ltd.(c)	4,290,000	19,845,183
Oceanwide Holdings Co. Ltd., Class A	624,000	376,710
Poly Developments and Holdings Group Co. Ltd.,Class A .	1,716,075	3,974,601
RiseSun Real Estate Development Co. Ltd., Class A	742,330	909,036
Seazen Group Ltd(b)	4,680,000	4,810,286
Seazen Holdings Co. Ltd., Class A	312,464	1,434,879
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,679,932	2,122,506
Shanghai Zhangjiang High-Tech Park Development Co.Ltd., Class A	234,000	431,498
Shenzhen Investment Ltd.	7,800,000	2,622,337
Shimao Property Holdings Ltd	2,730,000	9,773,709
Shui On Land Ltd. .	9,360,000	1,861,659
Sino-Ocean Group Holding Ltd.	7,605,000	2,761,711
SOHO China Ltd.	5,070,000	1,834,635
Sunac China Holdings Ltd. .	5,554,000	30,289,168
Wharf Holdings Ltd. (The)	2,340,000	4,936,398
Xinhu Zhongbao Co. Ltd., Class A	1,248,000	562,387
Yango Group Co. Ltd., Class A	624,000	715,035
Yuexiu Property Co. Ltd	16,380,000	3,341,978
Yuzhou Properties Co. Ltd.	4,290,000	2,102,874
Zhenro Properties Group Ltd .	3,510,000	2,283,535
		259,335,281
Road & Rail — 0.1%
Daqin Railway Co. Ltd., Class A	2,067,000	2,093,554
Guangshen Railway Co. Ltd., Class A	1,435,792	529,934
		2,623,488
Semiconductors & Semiconductor Equipment — 0.8%
GCL System Integration Technology Co. Ltd.,Class A(a).	700,245	552,967
Gigadevice Semiconductor Beijing Inc., Class A .	34,198	1,776,092
Hangzhou Silan Microelectronics Co. Ltd., Class A	195,000	479,536
Hua Hong Semiconductor Ltd.(b)(c).	1,170,000	2,546,269
LONGi Green Energy Technology Co. Ltd., Class A .	541,104	2,376,455
Sanan Optoelectronics Co. Ltd., Class A .	585,055	2,063,118
Semiconductor Manufacturing International Corp.(a)(b) . .	6,825,300	13,224,864
Shenzhen Goodix Technology Co. Ltd., Class A .	50,600	2,242,985
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A.	424,198	1,066,837
Unigroup Guoxin Microelectronics Co. Ltd., Class A .	117,000	969,951
Visionox Technology Inc., Class A(a) .	229,195	436,081
Will Semiconductor Ltd., Class A .	78,000	1,944,030
Xinyi Solar Holdings Ltd	8,720,000	6,903,895
		36,583,080

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software — 0.6%
360 Security Technology Inc., Class A	195,000	$623,480
Aisino Corp., Class A	312,598	1,055,379
Beijing Shiji Information Technology Co. Ltd., Class A.	148,789	826,085
China National Software & Service Co. Ltd., Class A	78,000	951,037
Glodon Co. Ltd., Class A	190,198	1,216,525
Hundsun Technologies Inc., Class A	109,797	1,510,883
Iflytek Co. Ltd., Class A	349,759	1,930,875
Kingdee International Software Group Co. Ltd.(b)	5,460,000	6,985,224
Kingsoft Corp. Ltd.(a)(b)	1,950,000	6,305,618
Sangfor Technologies Inc., Class A	39,000	1,111,385
Shanghai 2345 Network Holding Group Co. Ltd.,Class A	1,209,000	546,542
Shanghai Baosight Software Co. Ltd., Class A	156,000	1,012,967
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A(a)	117,000	323,708
Venustech Group Inc., Class A	151,171	899,431
Yonyou Network Technology Co. Ltd., Class A	385,198	2,538,156
		27,837,295
Specialty Retail — 0.4%
China Grand Automotive Services Group Co. Ltd.,Class A	1,289,700	760,145
China International Travel Service Corp. Ltd., Class A	270,589	3,038,716
GOME Retail Holdings Ltd.(a)(b)	24,180,000	2,482,212
HLA Corp. Ltd., Class A	546,000	531,925
Suning.com Co. Ltd., Class A	1,443,061	1,915,769
Topsports International Holdings Ltd.(c)	2,730,000	3,156,312
Zhongsheng Group Holdings Ltd.(b)	1,365,000	5,193,377
		17,078,456
Technology Hardware, Storage & Peripherals — 1.1%
China Greatwall Technology Group Co. Ltd., Class A	429,000	858,589
Dawning Information Industry Co. Ltd., Class A	151,196	977,231
GRG Banking Equipment Co. Ltd., Class A	390,000	526,680
Inspur Electronic Information Industry Co. Ltd., Class A.	195,000	1,173,035
Legend Holdings Corp., Class H(c)	897,000	1,542,374
Lenovo Group Ltd.	16,380,000	10,110,008
Ninestar Corp., Class A	156,000	927,939
Xiaomi Corp., Class B(a)(c)	23,946,000	38,593,588
		54,709,444
Textiles, Apparel & Luxury Goods — 1.2%
ANTA Sports Products Ltd.	2,401,000	19,302,154
Bosideng International Holdings Ltd.(b)	7,800,000	2,272,025
Li Ning Co. Ltd.	4,485,000	11,798,012
Shenzhou International Group Holdings Ltd.	1,755,000	21,562,963
Zhejiang Semir Garment Co. Ltd., Class A	351,000	390,156
		55,325,310
Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(c)	507,000	4,401,172
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.,Class A	156,000	327,613
Sinochem International Corp., Class A	702,000	580,464
Xiamen C & D Inc., Class A	585,000	641,891
		5,951,140
Transportation Infrastructure — 0.6%
Beijing Capital International Airport Co. Ltd., Class H	3,900,000	3,042,711
China Merchants Port Holdings Co. Ltd.	3,120,000	4,588,088
COSCO SHIPPING Ports Ltd.	3,900,000	2,597,314
Guangzhou Baiyun International Airport Co. Ltd.,
Class A	307,197	680,297
Security	Shares	Value
Transportation Infrastructure (continued)
Jiangsu Expressway Co. Ltd., Class H	3,120,000	$3,607,214
Ningbo Zhoushan Port Co. Ltd., Class A	1,518,567	714,727
Shanghai International Airport Co. Ltd., Class A	156,099	1,467,378
Shanghai International Port Group Co. Ltd., Class A	1,365,077	886,591
Shenzhen Expressway Co. Ltd., Class H	1,560,000	1,887,682
Shenzhen International Holdings Ltd	2,340,000	4,479,992
Zhejiang Expressway Co. Ltd., Class H	3,900,000	2,947,627
		26,899,621
Water Utilities — 0.4%
Beijing Enterprises Water Group Ltd.	11,700,000	5,434,842
Guangdong Investment Ltd.	7,020,000	13,187,751
		18,622,593
Wireless Telecommunication Services — 2.4%
China Mobile Ltd .	14,040,000	110,438,403
China United Network Communications Ltd., Class A	4,360,795	3,418,666
		113,857,069
Total Common Stocks — 99.9%
(Cost: $4,221,915,125)		4,785,405,507

Rights
Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp., (Expires 03/20/20)(a)	82,492	0	(e)
Total Rights — 0.0%
(Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	170,884,413	171,004,033
BlackRock Cash Funds: Treasury, SL Agency Shares,1.52%(f)(g)	2,786,000	2,786,000
		173,790,033

Total Short-Term Investments — 3.6%
(Cost: $173,717,546)		173,790,033

Total Investments in Securities — 103.5%		4,959,195,540
(Cost: $4,395,632,671)		(168,520,392)

Other Assets, Less Liabilities — (3.5)%
Net Assets — 100.0%		$4,790,675,148

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	120,100,406	50,784,007	170,884,413	$171,004,033	$1,247,028	(b)	$4,266	$26,625
BlackRock Cash Funds: Treasury, SL Agency Shares	1,740,000	1,046,000	2,786,000	2,786,000	32,069		—	—
				$173,790,033	$1,279,097		$4,266	$26,625

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	63	03/30/20	$4,187	$(144,042)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$144,042

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(100,299)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(131,842)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,096,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$4,785,402,877	$—		$2,630	$4,785,405,507
Rights	—	0	(a)	—	0	(a)
Money Market Funds	173,790,033	—		—	173,790,033
	$4,959,192,910	$0	(a)	$2,630	$4,959,195,540
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(144,042)	$—		$—	$(144,042)

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Airlines — 0.2%
Shandong Airlines Co. Ltd., Class B	92,500	$95,669
Auto Components — 1.6%
Chaowei Power Holdings Ltd.	325,000	102,591
China First Capital Group Ltd.(a)	2,550,000	70,351
Prinx Chengshan Cayman Holding Ltd.	100,000	103,041
Tianneng Power International Ltd.	450,000	333,181
Xingda International Holdings Ltd.	550,000	163,030
		772,194
Automobiles — 0.6%
Qingling Motors Co. Ltd., Class H	500,000	109,071
Yadea Group Holdings Ltd.(b)(c)	700,000	189,528
		298,599
Beverages — 0.0%
China Huiyuan Juice Group Ltd.(a)(d)	81,000	11,225
Dynasty Fine Wines Group Ltd.(a)	308,000	11,659
		22,884
Biotechnology — 0.8%
Ascletis Pharma Inc.(a)(b)(c)	200,000	100,089
Essex Bio-Technology Ltd.	200,000	141,152
Shanghai Haohai Biological Technology Co. Ltd.,Class H(a)(b)	27,500	140,269
		381,510
Building Products — 0.2%
China Fangda Group Co. Ltd., Class B	232,450	82,325
Capital Markets — 0.3%
Shanghai Greencourt Investment Group Co. Ltd.,Class B(a)	227,524	82,819
Yintech Investment Holdings Ltd., ADR(a)(c)	13,975	86,645
		169,464
Chemicals — 3.6%
China BlueChemical Ltd., Class H	1,200,000	227,895
China Longevity Group Co. Ltd.(a)(d)	96,000	—
China Lumena New Materials Corp.(a)(c)(d)	21,700	—
China XLX Fertiliser Ltd.	275,000	84,691
Dongyue Group Ltd.	775,000	402,763
Fufeng Group Ltd.	1,025,600	397,445
Huabao International Holdings Ltd.	525,000	207,492
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	265,000	146,810
Silver Grant International Holdings Group Ltd.(a)	850,000	123,251
Sinofert Holdings Ltd.	1,400,000	140,125
Tsaker Chemical Group Ltd.(b)	262,500	56,926
		1,787,398
Commercial Services & Supplies — 0.9%
CT Environmental Group Ltd.(a)(d)	600,000	20,018
Dynagreen Environmental Protection Group Co. Ltd.,
Class H	250,000	106,826
Ever Sunshine Lifestyle Services Group Ltd.	300,000	302,962
		429,806
Construction & Engineering — 0.3%
Hebei Construction Group Corp. Ltd.	212,500	126,796
Construction Materials — 1.5%
Asia Cement China Holdings Corp.	312,500	412,226
China Shanshui Cement Group Ltd.(a)	108,000	37,973
Security	Shares	Value
Construction Materials (continued)
West China Cement Ltd.	1,650,000	$266,776
		716,975
Consumer Finance — 1.9%
360 Finance Inc., ADR(a)(c)	29,125	243,485
FinVolution Group(c)	53,075	105,089
Jianpu Technology Inc., ADR(a)(c)	39,050	39,050
Qudian Inc., ADR(a)	102,375	268,222
X Financial, ADR. .	36,725	60,596
Yixin Group Ltd.(a)(b)(c)	1,087,500	234,440
		950,882
Containers & Packaging — 0.3%
CPMC Holdings Ltd.	400,000	152,957
Youyuan International Holdings Ltd.(a)(c)(d	120,000	3,403
		156,360
Diversified Consumer Services — 5.9%
Bright Scholar Education Holdings Ltd., ADR	14,725	119,567
China Maple Leaf Educational Systems Ltd..	1,000,000	349,029
China New Higher Education Group Ltd.(b)(c)	350,000	119,016
China Xinhua Education Group Ltd.(b)	275,000	77,986
China Yuhua Education Corp Ltd.(b)(c)	750,000	580,325
Fu Shou Yuan International Group Ltd.	600,000	512,765
Hope Education Group Co. Ltd.(b)	1,100,000	242,780
Minsheng Education Group Co. Ltd.(a)(b)	550,000	91,043
OneSmart International Education Group Ltd., ADR(a)(c)	48,700	264,928
RISE Education Cayman Ltd., ADR(a)(c)	15,550	86,147
Scholar Education Group	100,000	133,196
Tianli Education International Holdings Ltd.	350,000	182,342
Wisdom Education International Holdings Co. Ltd .	400,000	152,443
		2,911,567
Diversified Financial Services — 0.4%
National Agricultural Holdings Ltd.(a)(c)(d)	126,000	7,761
Sheng Ye Capital Ltd. .	200,000	179,134
		186,895
Electrical Equipment — 1.1%
China Fiber Optic Network System Group Ltd.(a)(d)	181,600	—
China High Speed Transmission Equipment Group
Co. Ltd.(c)	275,000	174,675
Fullshare Holdings Ltd.(a)	4,187,500	68,242
Hangzhou Steam Turbine Co. Ltd., Class B	185,058	197,809
Harbin Electric Co. Ltd., Class H(a)	450,000	121,262
Trony Solar Holdings Co. Ltd.(a)(d) .	216,000	—
		561,988
Electronic Equipment, Instruments & Components — 2.5%
Anxin-China Holdings Ltd.(a)(d) .	672,000	1
AVIC International Holdings Ltd., Class H(a)(c)	201,184	214,788
Camsing International Holding Ltd.(a)(d).	112,000	14,170
Huami Corp., ADR(a)(c) .	15,050	213,710
PAX Global Technology Ltd	525,000	260,713
Tongda Group Holdings Ltd	2,500,000	237,391
Truly International Holdings Ltd.(a)	1,100,000	148,209
Wasion Holdings Ltd.. .	350,000	141,472
		1,230,454
Energy Equipment & Services — 0.5%
Anton Oilfield Services Group/Hong Kong(c)	1,000,000	94,956
Honghua Group Ltd.(a) .	1,825,000	97,186
Wison Engineering Services Co. Ltd.. .	673,000	78,587
		270,729

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Entertainment — 2.4%
Changyou.com Ltd., ADR	12,075	$129,927
FingerTango Inc.(a)	50,000	4,042
Glory Sun Land Group Ltd.(a)	750,000	71,217
IGG Inc.(c)	575,000	418,354
IMAX China Holding Inc.(b)	80,000	149,877
NetDragon Websoft Holdings Ltd.	137,500	379,345
SMI Holdings Group Ltd.(a)(d)	267,200	52,116
		1,204,878
Equity Real Estate Investment Trusts (REITs) — 1.4%
Yuexiu REIT	1,050,000	673,677
Food Products — 1.7%
China Foods Ltd.	550,000	203,258
China Modern Dairy Holdings Ltd.(a)	1,662,000	200,471
COFCO Meat Holdings Ltd.(a)	925,000	231,456
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	400,000	211,984
		847,169
Gas Utilities — 0.5%
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	4,000,000	97,523
China Tian Lun Gas Holdings Ltd.	200,000	163,735
		261,258
Health Care Equipment & Supplies — 1.9%
AK Medical Holdings Ltd.(b)	200,000	413,702
Beijing Chunlizhengda Medical Instruments Co. Ltd.,Class H	20,000	200,563
Lifetech Scientific Corp.(a)	1,600,000	314,126
		928,391
Health Care Providers & Services — 1.8%
China Resources Medical Holdings Co. Ltd.	562,500	291,606
Genertec Universal Medical Group Co. Ltd.(b)	687,500	478,151
IVD Medical Holding Ltd.(a)	264,000	127,036
		896,793
Hotels, Restaurants & Leisure — 1.6%
500.com Ltd., ADR(a)(c)	13,800	74,382
Ajisen China Holdings Ltd.	325,000	82,157
CA Cultural Technology Group Ltd.	275,000	74,457
China Travel International Investment Hong Kong Ltd.	1,500,000	236,749
Haichang Ocean Park Holdings Ltd.(a)(b)	800,000	78,018
Huangshan Tourism Development Co. Ltd., Class B	142,500	113,003
Shanghai Jin Jiang Capital Co. Ltd., Class H	850,000	147,247
		806,013
Household Durables — 2.6%
Kasen International Holdings Ltd.(a)(c)	400,000	74,938
Konka Group Co. Ltd., Class B	460,000	192,428
Ozner Water International Holding Ltd.(a)(b)(c)	425,000	30,540
Q Technology Group Co. Ltd.(a)	275,000	386,755
Skyworth Group Ltd.(a)(c)	1,250,000	312,779
TCL Electronics Holdings Ltd.	475,000	264,531
		1,261,971
Household Products — 1.1%
Vinda International Holdings Ltd.	208,000	535,143
Independent Power and Renewable Electricity Producers — 1.9%
Canvest Environmental Protection Group Co. Ltd.	400,000	192,993
CGN Meiya Power Holdings Co. Ltd.(a)(b)	850,000	129,795
China Datang Corp. Renewable Power Co. Ltd., Class H	1,550,000	125,304
China Everbright Greentech Ltd.(b)	350,000	169,318
Concord New Energy Group Ltd.	4,000,000	174,514
GCL New Energy Holdings Ltd.(a)	3,850,000	69,164
Security	Shares	Value
Independent Power and Renewable Electricity Producers(continued)
Panda Green Energy Group Ltd.(a)	3,000,000	$83,921
		945,009
Industrial Conglomerates — 0.4%
Realord Group Holdings Ltd.(a)	300,000	174,001
Insurance — 1.4%
Fanhua Inc., ADR	35,025	711,007
Interactive Media & Services — 2.3%
Bitauto Holdings Ltd., ADR(a)	18,875	281,238
Qutoutiao Inc., ADR(a)	37,100	193,291
Sohu.com Ltd., ADR(a)(c)	21,075	200,845
So-Young International Inc., ADR(a) .	11,725	141,286
Tian Ge Interactive Holdings Ltd.(a)(b)(c) . .	375,000	84,210
Wise Talent Information Technology Co. Ltd.(a)	85,000	209,417
		1,110,287
Internet & Direct Marketing Retail — 0.7%
Cogobuy Group(a)(b).	375,000	51,488
HengTen Networks Group Ltd.(a)(c)	15,100,000	191,825
Jumei International Holding Ltd., ADR(a)(c) .	4,525	87,649
		330,962
IT Services — 4.3%
21Vianet Group Inc., ADR(a)	39,125	586,093
AGTech Holdings Ltd.(a)(c)	2,300,000	79,686
Chinasoft International Ltd.(c)	1,350,000	828,045
Digital China Holdings Ltd .	450,000	225,778
Hi Sun Technology China Ltd.(a)	1,200,000	167,842
Huifu Payment Ltd.(a)(b)(c)	330,000	124,496
INESA Intelligent Tech Inc., Class B.	200,000	125,600
		2,137,540
Leisure Products — 0.3%
Bestway Global Holding Inc.(b) .	212,500	67,624
Goodbaby International Holdings Ltd.(a)(c) .	550,000	93,866
		161,490
Machinery — 3.2%
China Yuchai International Ltd .	9,400	116,748
CIMC Enric Holdings Ltd.	400,000	207,364
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B.	77,520	94,342
Kama Co. Ltd., Class B(a) .	165,015	69,471
Lonking Holdings Ltd. .	1,300,000	361,989
Sany Heavy Equipment International Holdings Co. Ltd.	625,000	372,929
Shang Gong Group Co. Ltd., Class B(a) . .	157,500	68,670
Shanghai Diesel Engine Co. Ltd., Class B .	225,045	89,568
Shanghai Highly Group Co. Ltd., Class B.	184,924	126,303
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H.	150,000	75,067
		1,582,451
Marine — 1.2%
Atlas Crop	56,475	598,635
Media — 0.7%
Mobvista Inc.(b)	250,000	113,563
NOVA Group Holdings Ltd.(c)	875,000	169,542
Phoenix Media Investment Holdings Ltd. .	850,000	52,354
		335,459
Metals & Mining — 3.5%
China Metal Recycling Holdings Ltd.(a)(d) .	184,800	—
China Metal Resources Utilization Ltd.(a)(b)(c) .	600,000	229,435
China Oriental Group Co. Ltd	750,000	255,997
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	262,600	213,757

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Jinchuan Group International Resources Co. Ltd.	1,650,000	$163,030
MMG Ltd.(a)	1,600,000	326,445
Real Gold Mining Ltd.(a)(d)	126,000	—
Shougang Fushan Resources Group Ltd.	1,600,000	310,020
Tiangong International Co. Ltd.	600,000	214,037
		1,712,721
Multi-Utilities — 0.1%
Tianjin Development Holdings Ltd.	250,000	62,556
Multiline Retail — 0.4%
Lifestyle China Group Ltd.(a)	287,500	74,521
Shirble Department Store Holdings China Ltd.	598,000	100,523
		175,044
Oil, Gas & Consumable Fuels — 1.1%
China LNG Group Ltd.(a)	1,300,000	65,058
China Suntien Green Energy Corp. Ltd., Class H	975,000	237,712
Sinopec Kantons Holdings Ltd.	650,000	262,734
		565,504
Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(a)(d)	306,000	1
Qunxing Paper Holdings Co. Ltd.(a)(d)	148,000	—
Superb Summit International Group Ltd.(a)(c)(d)	59,500	76
		77
Pharmaceuticals — 5.9%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	175,000	294,172
CanSino Biologics Inc., Class H(a)(b)	35,000	366,480
China Animal Healthcare Ltd.(a)(d)	140,000	719
China Grand Pharmaceutical and Healthcare Holdings Ltd.,Class A	600,000	380,339
China Shineway Pharmaceutical Group Ltd.	200,000	174,515
Consun Pharmaceutical Group Ltd.	300,000	146,669
Dawnrays Pharmaceutical Holdings Ltd.	475,000	80,456
Hua Han Health Industry Holdings Ltd.(a)(c)(d)	651,960	20,078
Lee's Pharmaceutical Holdings Ltd.(c)	150,000	75,452
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.,Class H	175,000	101,276
Shanghai Haixin Group Co., Class B	295,000	114,165
Sihuan Pharmaceutical Holdings Group Ltd.	2,525,000	298,086
Tong Ren Tang Technologies Co. Ltd., Class H	375,000	346,463
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.,Class H(b)	85,000	518,635
		2,917,505
Professional Services — 0.1%
China Index Holdings Ltd., ADR(a)	23,450	49,245
Real Estate Management & Development — 17.3%
Aoyuan Healthy Life Group Co. Ltd.	150,000	160,913
Beijing Capital Land Ltd., Class H(c)	900,000	242,524
Beijing North Star Co. Ltd., Class H	450,000	124,149
C&D International Investment Group Ltd.	150,000	208,263
Central China Real Estate Ltd.	550,038	321,848
China Logistics Property Holdings Co. Ltd.(a)(b)	550,000	211,727
China Merchants Land Ltd.	800,000	119,081
China Overseas Grand Oceans Group Ltd.	1,025,000	701,041
China Overseas Property Holdings Ltd.	915,000	739,698
China SCE Group Holdings Ltd.	1,275,800	695,767
China South City Holdings Ltd.	3,000,000	331,064
China Vast Industrial Urban Development Co. Ltd.(b)	222,000	87,170
Colour Life Services Group Co. Ltd.(c)	250,000	132,169
Security	Shares	Value
Real Estate Management & Development (continued)
DaFa Properties Group Ltd	175,000	$111,381
Dexin China Holdings Co. Ltd	450,000	182,470
Fantasia Holdings Group Co. Ltd. .	975,000	186,416
Gemdale Properties & Investment Corp. Ltd. .	3,200,000	566,659
Glorious Property Holdings Ltd.(a)	52,000	1,101
Greenland Hong Kong Holdings Ltd.	550,000	213,844
Guorui Properties Ltd.(c)	750,000	132,811
HKC Holdings Ltd. .	100,920	80,031
Jiayuan International Group Ltd	800,000	316,179
Jingrui Holdings Ltd.	325,000	103,008
LVGEM China Real Estate Investment Co. Ltd.(c) .	700,000	209,289
Nam Tai Property Inc.(a)	15,275	103,870
Poly Property Group Co. Ltd.	1,350,000	507,568
Redco Properties Group Ltd.(b)	612,000	282,713
Redsun Properties Group Ltd	450,000	141,472
Road King Infrastructure Ltd	150,000	255,997
Ronshine China Holdings Ltd	400,000	442,959
Shanghai Industrial Urban Development Group Ltd.	1,300,000	145,129
Skyfame Realty Holdings Ltd.	1,600,000	209,417
Yincheng International Holding Co. Ltd.(a) .	300,000	102,784
Zhuguang Holdings Group Co. Ltd.(a) .	950,000	134,094
		8,504,606
Road & Rail — 0.8%
CAR Inc.(a)(c)	500,000	313,741
Shanghai Jinjiang International Industrial Investment Co.
Ltd., Class B	107,500	79,550
		393,291
Semiconductors & Semiconductor Equipment — 3.1%
Daqo New Energy Corp., ADR(a)(c)	6,675	437,680
GCL-Poly Energy Holdings Ltd.(a)	9,325,000	442,734
JinkoSolar Holding Co. Ltd., ADR(a) .	22,300	509,332
Shanghai Fudan Microelectronics Group Co. Ltd.,Class H(a)	164,000	125,425
		1,515,171
Software — 2.0%
Aurora Mobile Ltd., ADR(a) .	14,500	38,860
Cheetah Mobile Inc., ADR .	24,925	72,532
China Youzan Ltd.(a)(c) .	6,800,000	689,332
Inspur International Ltd .	300,000	123,186
Sinosoft Technology Group Ltd.	325,012	67,980
		991,890
Specialty Retail — 2.9%
Boshiwa International Holding Ltd.(a)(c)(d) .	153,000	—
China Harmony New Energy Auto Holding Ltd	512,500	253,191
China Meidong Auto Holdings Ltd .	250,000	367,635
China ZhengTong Auto Services Holdings Ltd.	737,500	204,413
Grand Baoxin Auto Group Ltd.(a)	462,500	74,778
Mulsanne Group Holding Ltd.(a)(b) .	162,500	146,589
Pou Sheng International Holdings Ltd.	1,450,000	370,266
		1,416,872
Technology Hardware, Storage & Peripherals — 1.2%
Glory Sun Financial Group Ltd.(c) .	8,300,000	266,263
Meitu Inc.(a)(b)(c)	1,437,500	339,405
		605,668
Textiles, Apparel & Luxury Goods — 2.8%
361 Degrees International Ltd. .	550,000	98,806
China Dongxiang Group Co. Ltd	2,275,000	227,703
China Lilang Ltd..	275,000	178,204

30	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Cosmo Lady China Holdings Co. Ltd.(b)	525,000	$68,041
Fuguiniao Co. Ltd.(d)	43,200	4,989
HOSA International Ltd.(a)(d)	220,000	5,364
JNBY Design Ltd.	100,000	107,788
Luthai Textile Co. Ltd., Class B	125,037	116,645
Texhong Textile Group Ltd.	187,500	197,532
Weiqiao Textile Co.	287,500	74,521
Xtep International Holdings Ltd.	762,500	307,229
		1,386,822
Trading Companies & Distributors — 1.3%
China Aircraft Leasing Group Holdings Ltd.	187,500	181,171
CITIC Resources Holdings Ltd.	1,850,037	100,893
HC Group Inc.(a)(c)	375,000	101,533
Hong Kong Finance Investment Holding Group Ltd.(a)	800,000	82,124
Shougang Concord International Enterprises Co. Ltd.	4,550,000	195,591
		661,312
Transportation Infrastructure — 1.9%
Anhui Expressway Co. Ltd., Class H	300,000	168,612
COSCO SHIPPING International Hong Kong Co. Ltd.	350,000	103,297
Tianjin Port Development Holdings Ltd.(c)	1,500,000	132,811
Xiamen International Port Co. Ltd., Class H	600,000	69,292
Yuexiu Transport Infrastructure Ltd.	600,000	465,800
		939,812
Water Utilities — 1.2%
China Everbright Water Ltd.(c)	567,500	126,048
China Water Affairs Group Ltd.(c)	560,000	446,244
		572,292
Total Common Stocks — 99.6%
(Cost: $56,468,039)		49,125,017
Security	Shares	Value
Short-Term Investments
Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	4,993,976	$4,997,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	56,000	56,000
		5,053,471
Total Short-Term Investments — 10.3%
(Cost: $5,051,435)		5,053,471
Total Investments in Securities — 109.9%
(Cost: $61,519,474)		54,178,488
Other Assets, Less Liabilities — (9.9)%		(4,874,720)
Net Assets — 100.0%		$49,303,768

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,599,323	1,394,653	4,993,976	$4,997,471	$93,211	(b)	$196	$735
BlackRock Cash Funds: Treasury, SL Agency Shares	17,000	39,000	56,000	56,000	215		—	—
				$5,053,471	$93,426		$196	$735

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Small-Cap ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$48,985,096	$—	$139,921	$49,125,017
Money Market Funds	5,053,471	—	—	5,053,471
	$54,038,567	$—	$139,921	$54,178,488

See notes to financial statements

32	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Indonesia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Auto Components — 0.3%
Selamat Sempurna Tbk PT	10,489,700	$1,074,742
Automobiles — 4.2%
Astra International Tbk PT	38,438,430	14,802,044
Banks — 42.0%
Bank Central Asia Tbk PT	28,127,958	61,657,033
Bank Mandiri Persero Tbk PT	43,525,660	22,069,990
Bank Negara Indonesia Persero Tbk PT	24,811,358	12,148,443
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,442,836	895,914
Bank Pembangunan Daerah Jawa Timur Tbk PT	21,551,700	923,805
Bank Rakyat Indonesia Persero Tbk PT	154,018,860	44,979,196
Bank Tabungan Negara Persero Tbk PT	16,643,226	1,972,015
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	8,208,700	2,151,226
		146,797,622
Capital Markets — 0.5%
Kresna Graha Investama Tbk PT(a)	50,275,500	1,653,949
Pool Advista Indonesia Tbk PT(a)	7,416,700	25,847
		1,679,796
Chemicals — 1.8%
Barito Pacific Tbk PT(a)	91,770,400	6,300,320
Construction & Engineering — 1.6%
Adhi Karya Persero Tbk PT	13,416,610	706,014
PP Persero Tbk PT	14,346,422	1,204,910
Sitara Propertindo Tbk PT(a)(b)	31,243,800	431,174
Waskita Karya Persero Tbk PT	20,624,000	1,401,527
Wijaya Karya Persero Tbk PT	13,357,370	1,745,605
		5,489,230
Construction Materials — 4.1%
Indocement Tunggal Prakarsa Tbk PT	6,183,944	6,432,853
Semen Indonesia Persero Tbk PT	10,036,455	7,327,539
Waskita Beton Precast Tbk PT	57,994,200	751,833
		14,512,225
Diversified Telecommunication Services — 10.4%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	0	(c)
Link Net Tbk PT	5,536,400	1,346,718
Telekomunikasi Indonesia Persero Tbk PT	132,028,190	32,115,587
Tower Bersama Infrastructure Tbk PT	38,958,700	3,000,478
		36,462,783
Electronic Equipment, Instruments & Components — 0.3%
Erajaya Swasembada Tbk PT	8,789,900	992,482
Energy Equipment & Services — 0.1%
Pelayaran Tamarin Samudra Tbk PT(a)	64,159,500	424,823
Food Products — 7.8%
Charoen Pokphand Indonesia Tbk PT	24,601,625	9,773,777
Indofood CBP Sukses Makmur Tbk PT	8,067,954	5,777,886
Indofood Sukses Makmur Tbk PT	14,920,830	6,759,742
Inti Agri Resources Tbk PT(a)(b)	190,840,700	552,670
Japfa Comfeed Indonesia Tbk PT	17,512,500	1,708,834
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,376,000	1,039,534
Sawit Sumbermas Sarana Tbk PT	18,314,900	1,033,983
Tunas Baru Lampung Tbk PT	16,521,500	708,188
		27,354,614
Security	Shares	Value
Gas Utilities — 1.0%
Perusahaan Gas Negara Tbk PT	38,072,307	$3,396,588
Household Products — 3.4%
Unilever Indonesia Tbk PT	25,270,020	12,020,762
Insurance — 0.3%
Panin Financial Tbk PT(a)	65,201,978	1,145,210
Marine — 0.2%
Berlian Laju Tanker Tbk PT(a)	20,933,614	72,952
Trada Alam Minera Tbk PT(a)(b)	163,879,000	474,590
		547,542
Media — 1.4%
Global Mediacom Tbk PT(a)	41,390,600	894,308
Media Nusantara Citra Tbk PT	24,179,100	2,165,544
Surya Citra Media Tbk PT	23,113,700	1,804,311
		4,864,163
Metals & Mining — 0.8%
Aneka Tambang Tbk	35,748,254	1,432,671
Krakatau Steel Persero Tbk PT(a)	33,474,993	536,627
Timah Tbk PT	19,031,780	762,730
		2,732,028
Multiline Retail — 1.4%
Matahari Department Store Tbk PT	9,513,900	2,082,150
Mitra Adiperkasa Tbk PT	33,571,400	1,871,902
Ramayana Lestari Sentosa Tbk PT	13,151,800	948,745
		4,902,797
Oil, Gas & Consumable Fuels — 3.1%
Adaro Energy Tbk PT	50,834,239	4,092,249
Alfa Energi Investama Tbk PT(a)	6,663,000	44,118
Bukit Asam Tbk PT	13,474,200	2,103,656
Bumi Resources Tbk PT(a)	304,398,000	1,060,805
Indika Energy Tbk PT	12,886,500	673,628
Indo Tambangraya Megah Tbk PT.	1,783,400	1,404,595
Medco Energi Internasional Tbk PT(a)	28,578,033	1,254,864
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	2,131
Sugih Energy Tbk PT(a)(b)	39,886,700	11,120
United Tractors Tbk PT	100,096	115,811
		10,762,977
Paper & Forest Products — 1.7%
Indah Kiat Pulp & Paper Corp. Tbk PT .	9,561,400	3,748,588
Pabrik Kertas Tjiwi Kimia Tbk PT .	5,346,600	2,235,902
		5,984,490
Personal Products — 0.4%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	15,332,500	1,314,443
Pharmaceuticals — 1.7%
Kalbe Farma Tbk PT. .	71,872,585	6,111,487
Real Estate Management & Development — 4.7%
Alam Sutera Realty Tbk PT(a)	63,587,116	673,653
Bumi Serpong Damai Tbk PT(a)	30,499,422	2,125,766
Ciputra Development Tbk PT	40,152,313	2,644,638
Hanson International Tbk PT(a)(b)	372,896,535	1,071,322
Lippo Karawaci Tbk PT(a)	166,287,042	2,642,512
Pakuwon Jati Tbk PT	63,268,277	2,337,145
PP Properti Tbk PT	199,097,239	707,716
Puradelta Lestari Tbk PT	57,787,300	950,535
Rimo International Lestari Tbk PT(a)(b)	54,096,000	164,013
Sentul City Tbk PT(a)	205,781,500	717,134

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Summarecon Agung Tbk PT	39,162,858	$2,292,859
		16,327,293
Specialty Retail — 0.9%
Ace Hardware Indonesia Tbk PT	28,083,679	2,965,449
Textiles, Apparel & Luxury Goods — 0.2%
Sri Rejeki Isman Tbk PT	57,543,200	802,136
Tobacco — 2.7%
Gudang Garam Tbk PT	1,624,442	5,774,284
Hanjaya Mandala Sampoerna Tbk PT	32,275,200	3,824,209
		9,598,493
Trading Companies & Distributors — 0.4%
AKR Corporindo Tbk PT	7,825,600	1,445,397
Transportation Infrastructure — 0.8%
Jasa Marga Persero Tbk PT	8,216,008	2,679,973
Wireless Telecommunication Services — 0.9%
Indosat Tbk PT(a)	4,424,100	629,041
XL Axiata Tbk PT(a)	14,029,700	2,532,631
		3,161,672
Total Common Stocks — 99.1%
(Cost: $508,062,556)		346,653,581
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	519,000	$519,000
Total Short-Term Investments — 0.1%
(Cost: $519,000)		519,000
Total Investments in Securities — 99.2%
(Cost: $508,581,556)		347,172,581
Other Assets, Less Liabilities — 0.8%		2,746,159
Net Assets — 100.0%		$349,918,740

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	197,000	322,000	519,000	$519,000	$1,688	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	43	03/20/20	$2,169	$51,861

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$51,861

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Indonesia ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$8,192
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$51,861

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,051,673

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$343,946,561	$—	$2,707,020	$346,653,581
Money Market Funds	519,000	—	—	519,000
	$344,465,561	$—	$2,707,020	$347,172,581
Derivative financial instruments(a)
Assets
Futures Contracts	$51,861	$—	$—	$51,861

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (unaudited)	iShares® MSCI Peru ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 30.4%
Banco BBVA Peru SA	4,408,282	$4,209,297
Banco de Credito del Peru	137,397	206,732
Credicorp Ltd.	160,128	29,026,402
Intercorp Financial Services Inc.	148,352	5,610,673
		39,053,104
Capital Markets — 0.5%
Bolsa de Valores de Lima SAA, Class A	972,631	666,995
Construction & Engineering — 2.0%
Grana y Montero SAA(a)	5,228,377	2,526,444
Construction Materials — 5.5%
Cementos Pacasmayo SAA	2,043,933	3,459,782
Union Andina de Cementos SAA	6,268,057	3,572,938
		7,032,720
Electric Utilities — 6.6%
Enel Distribucion Peru SAA	1,304,720	2,480,327
Luz del Sur SAA	772,246	6,033,172
		8,513,499
Food & Staples Retailing — 4.6%
InRetail Peru Corp.(b)	171,574	5,884,988
Food Products — 4.9%
Alicorp SAA	2,336,877	5,747,527
Casa Grande SAA	630,371	523,485
		6,271,012
Metals & Mining — 35.5%
Cia. de Minas Buenaventura SAA, ADR	1,206,066	13,447,636
Corp. Aceros Arequipa SA, NVS	2,879,773	716,610
Hochschild Mining PLC	2,108,869	4,301,775
Pan American Silver Corp.	182,683	3,615,963
Sociedad Minera Cerro Verde SAA	152,110	2,509,815
Southern Copper Corp.	440,858	14,834,872
Volcan Cia. Minera SAA, Class B, NVS(a)	24,636,897	3,122,384
Wheaton Precious Metals Corp.	108,333	3,080,471
		45,629,526
Security	Shares	Value
Multiline Retail — 2.2%
SACI Falabella .	871,644	$2,890,144
Oil, Gas & Consumable Fuels — 1.9%
PetroTal Corp.	6,921,294	1,617,825
Refineria La Pampilla SAA Relapasa(a)	33,219,056	817,020
		2,434,845
Real Estate Management & Development — 2.3%
Parque Arauco SA	1,457,075	2,984,026
Trading Companies & Distributors — 3.4%
Ferreycorp SAA . . . . .	7,586,190	4,368,205
Total Common Stocks — 99.8%
(Cost: $185,840,220)		128,255,508

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	11,000	11,000
Total Short-Term Investments — 0.0%
(Cost: $11,000)		11,000
Total Investments in Securities — 99.8%
(Cost: $185,851,220)		128,266,508
Other Assets, Less Liabilities — 0.2%		193,106
Net Assets — 100.0%		$128,459,614

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	11,000	11,000	$11,000	$1,508	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$15,145

36	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Peru ETF
February 29, 2020

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$259,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$128,255,508	$—	$—	$128,255,508
Money Market Funds	11,000	—	—	11,000
	$128,266,508	$—	$—	$128,266,508

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (unaudited)	iShares® MSCI Philippines ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Airlines — 0.6%
Cebu Air Inc.	698,230	$1,007,451
Banks — 16.7%
Bank of the Philippine Islands	2,997,645	4,357,538
BDO Unibank Inc.	6,542,874	17,841,285
East West Banking Corp.(a)	1,888,100	407,437
Metropolitan Bank & Trust Co.	5,982,624	6,578,246
Security Bank Corp.	755,000	2,286,846
		31,471,352
Chemicals — 0.7%
D&L Industries Inc.	9,463,200	1,340,349
Construction & Engineering — 0.3%
Megawide Construction Corp.	2,067,900	513,578
Diversified Financial Services — 1.5%
Metro Pacific Investments Corp.	47,219,050	2,843,796
Electric Utilities — 2.1%
Manila Electric Co.	748,630	3,962,342
Food & Staples Retailing — 0.5%
Cosco Capital Inc.	7,210,200	882,622
Food Products — 4.3%
Universal Robina Corp.	2,932,108	8,127,648
Hotels, Restaurants & Leisure — 3.7%
Altus San Nicolas Corp.	137,095	13,969
Bloomberry Resorts Corp.	12,786,565	2,044,345
Jollibee Foods Corp.	1,454,761	4,851,582
		6,909,896
Independent Power and Renewable Electricity Producers — 2.2%
Aboitiz Power Corp.	4,875,635	2,630,308
First Gen Corp.	4,198,437	1,510,532
		4,140,840
Industrial Conglomerates — 25.8%
Aboitiz Equity Ventures Inc.	6,550,547	5,480,742
Alliance Global Group Inc.(a)	13,072,939	2,574,837
Ayala Corp.	620,568	8,065,253
GT Capital Holdings Inc.	322,276	4,495,110
JG Summit Holdings Inc.	9,509,142	12,591,802
SM Investments Corp.	799,596	15,286,048
		48,493,792
Oil, Gas & Consumable Fuels — 1.3%
Petron Corp.	9,355,200	616,645
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pilipinas Shell Petroleum Corp.	1,066,600	$545,070
Semirara Mining & Power Corp.	3,519,700	1,339,523
		2,501,238
Real Estate Management & Development — 27.8%
Ayala Land Inc.	24,427,250	18,688,823
DoubleDragon Properties Corp.(a)	2,366,090	789,083
Filinvest Land Inc.	32,136,590	775,439
Megaworld Corp.	37,491,960	2,500,690
Robinsons Land Corp.	6,882,106	2,875,701
SM Prime Holdings Inc.	33,546,735	25,205,296
Vista Land & Lifescapes Inc.	12,677,600	1,561,850
		52,396,882
Specialty Retail — 0.9%
Wilcon Depot Inc.	4,772,900	1,694,742
Transportation Infrastructure — 3.8%
International Container Terminal Services Inc.	3,323,573	6,911,206
MacroAsia Corp.. .	1,576,020	259,707
		7,170,913
Water Utilities — 0.5%
Manila Water Co. Inc.	4,103,429	946,666
Wireless Telecommunication Services — 5.0%
Globe Telecom Inc.	110,770	3,865,813
PLDT Inc.	286,884	5,571,656
		9,437,469
Total Common Stocks — 97.7%
(Cost: $239,239,613)		183,841,576

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	62,000	62,000
Total Short-Term Investments — 0.0%
(Cost: $62,000)		62,000
Total Investments in Securities — 97.7%
(Cost: $239,301,613)		183,903,576
Other Assets, Less Liabilities — 2.3%		4,385,713
Net Assets — 100.0%		$188,289,289

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares .	135,000	(73,000)	62,000	$62,000	$1,136	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

38	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Philippines ETF
February 29, 2020

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	86	03/20/20	$4,338	$(42,959)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$42,959

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(76,102)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(42,959)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,951,047

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$183,827,607	$13,969	$—	$183,841,576
Money Market Funds	62,000	—	—	62,000
	$183,889,607	$13,969	$—	$183,903,576
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(42,959)	$—	$—	$(42,959)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (unaudited)	iShares® MSCI Poland ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 28.3%
Alior Bank SA(a)	443,736	$2,363,471
Bank Millennium SA(a)	3,145,281	3,849,932
Bank Polska Kasa Opieki SA	497,561	11,110,475
mBank SA(a)	76,514	5,783,136
Powszechna Kasa Oszczednosci Bank Polski SA	4,315,543	34,248,951
Santander Bank Polska SA	167,650	10,664,423
		68,020,388
Capital Markets — 0.7%
Warsaw Stock Exchange	169,264	1,631,378
Chemicals — 1.2%
Ciech SA(a)	160,122	1,421,430
Grupa Azoty SA(a)(b)	258,666	1,334,432
		2,755,862
Construction & Engineering — 1.2%
Budimex SA	65,931	2,913,024
Consumer Finance — 1.3%
KRUK SA	91,994	3,219,918
Diversified Telecommunication Services — 2.3%
Orange Polska SA(a)	3,520,669	5,509,556
Electric Utilities — 4.3%
Enea SA(a)	1,243,047	1,765,557
Energa SA(a)	1,186,196	2,112,029
PGE Polska Grupa Energetyczna SA(a)	4,297,650	4,872,421
Tauron Polska Energia SA(a)	5,932,473	1,655,140
		10,405,147
Entertainment — 9.4%
CD Projekt SA	319,693	22,582,114
Food & Staples Retailing — 4.7%
Dino Polska SA(a)(c)	253,303	9,110,093
Eurocash SA(b)	482,151	2,215,887
		11,325,980
Health Care Providers & Services — 0.7%
Neuca SA	18,413	1,732,626
Hotels, Restaurants & Leisure — 1.5%
AmRest Holdings SE(a)(b)	343,154	3,485,763
Insurance — 10.9%
Powszechny Zaklad Ubezpieczen SA	2,978,332	26,250,295
Machinery — 0.4%
Famur SA	1,556,913	1,022,752
Media — 3.5%
Cyfrowy Polsat SA	1,316,519	8,414,609
Security	Shares	Value
Metals & Mining — 4.4%
Jastrzebska Spolka Weglowa SA(b)	287,108	$985,256
KGHM Polska Miedz SA(a)	541,244	9,683,555
		10,668,811
Oil, Gas & Consumable Fuels — 15.2%
Grupa Lotos SA. . .	474,228	7,151,850
Lubelski Wegiel Bogdanka SA	92,603	386,599
Polski Koncern Naftowy ORLEN SA	1,475,920	21,951,442
Polskie Gornictwo Naftowe i Gazownictwo SA	8,779,633	7,054,525
		36,544,416
Road & Rail — 0.3%
PKP Cargo SA. . .	184,930	592,872
Software — 2.0%
Asseco Poland SA . . .	309,373	4,762,965
Textiles, Apparel & Luxury Goods — 5.5%
CCC SA	150,082	2,738,834
LPP SA.	6,047	10,582,672
		13,321,506
Wireless Telecommunication Services — 2.0%
PLAY Communications SA(c)	614,537	4,766,414
Total Common Stocks — 99.8%
(Cost: $381,812,880)		239,926,396

Short-Term Investments
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	5,658,797	5,662,758
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	1,283,000	1,283,000
		6,945,758
Total Short-Term Investments — 2.9%
(Cost: $6,944,532)		6,945,758
Total Investments in Securities — 102.7%
(Cost: $388,757,412)		246,872,154
Other Assets, Less Liabilities — (2.7)%		(6,465,075)
Net Assets — 100.0%		$240,407,079

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

40	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,119,876	2,538,921	5,658,797	$5,662,758	$22,902	(b)	$49	$838
BlackRock Cash Funds: Treasury, SL Agency Shares	127,000	1,156,000	1,283,000	1,283,000	1,995		—	—
				$6,945,758	$24,897		$49	$838

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$239,926,396	$—	$—	$239,926,396
Money Market Funds	6,945,758	—	—	6,945,758
	$246,872,154	$—	$—	$246,872,154

See notes to financial statements

s c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (unaudited)	iShares® MSCI Qatar ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.4%
Gulf Warehousing Co.	739,218	$929,745

Banks — 49.0%
Commercial Bank PSQC (The)	2,426,571	2,995,726
Doha Bank QPSC	2,584,745	1,636,048
Masraf Al Rayan QSC	4,193,393	4,656,402
Qatar First Bank(a)	2,166,122	608,710
Qatar International Islamic Bank QSC	1,011,877	2,346,590
Qatar Islamic Bank SAQ	1,313,668	5,591,144
Qatar National Bank QPSC	2,927,154	15,045,858
		32,880,478
Chemicals — 4.2%
Mesaieed Petrochemical Holding Co.	5,789,965	2,796,016

Construction Materials — 0.9%
Qatar National Cement Co. QSC	514,794	584,977

Diversified Financial Services — 0.6%
Salam International Investment Ltd. QSC(a)	3,707,474	388,418

Diversified Telecommunication Services — 3.1%
Ooredoo QPSC	1,211,980	2,091,114

Energy Equipment & Services — 1.1%
Gulf International Services QSC(a)	2,216,793	780,199

Food & Staples Retailing — 1.4%
Al Meera Consumer Goods Co. QSC	216,459	915,372

Health Care Providers & Services — 1.1%
Medicare Group	422,430	760,427

Industrial Conglomerates — 9.0%
Industries Qatar QSC	2,066,627	5,068,883
Mannai Corp. QSC	422,741	350,967
Qatar Industrial Manufacturing Co. QSC	785,889	621,799
		6,041,649
Insurance — 2.6%
Qatar Insurance Co. SAQ	2,338,349	1,722,517
Marine — 2.1%
Qatar Navigation QSC	942,248	1,442,177
Security	Shares	Value

Metals & Mining — 1.4%
Qatar Aluminum Manufacturing Co	5,559,153	$929,736

Multi-Utilities — 4.3%
Qatar Electricity & Water Co. QSC	702,883	2,886,091

Oil, Gas & Consumable Fuels — 7.1%
Qatar Fuel QSC	483,946	2,548,266
Qatar Gas Transport Co. Ltd.	3,714,499	2,219,396
		4,767,662
Real Estate Management & Development — 8.4%
Barwa Real Estate Co.	2,756,888	2,331,693
Ezdan Holding Group QSC(a)	11,687,205	1,712,283
Mazaya Qatar Real Estate Development QSC.	2,633,660	467,050
United Development Co. QSC	3,366,193	1,110,339
		5,621,365
Wireless Telecommunication Services — 1.4%
Vodafone Qatar QSC	3,309,609	932,755

Total Common Stocks — 99.1%
(Cost: $64,621,614)		66,470,698

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	193,000	193,000

Total Short-Term Investments — 0.3%
(Cost: $193,000)		193,000

Total Investments in Securities — 99.4%
(Cost: $64,814,614)		66,663,698

Other Assets, Less Liabilities — 0.6%		374,633

Net Assets — 100.0%		$67,038,331

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	193,000	193,000	$193,000	$1,664	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

42	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Qatar ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	10	03/20/20	$504	$(17,632)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$17,632

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,984
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(17,632)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$168,133

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$66,470,698	$—	$—	$66,470,698
Money Market Funds	193,000	—	—	193,000
	$66,663,698	$—	$—	$66,663,698
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(17,632)	$—	$—	$(17,632)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (unaudited)	iShares® MSCI Saudi Arabia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 42.6%
Al Rajhi Bank	4,824,030	$79,596,817
Alinma Bank	3,020,757	18,729,257
Arab National Bank	2,045,349	13,793,770
Bank AlBilad	1,534,574	9,800,984
Bank Al-Jazira	1,719,779	6,381,267
Banque Saudi Fransi	2,228,407	20,225,845
National Commercial Bank	4,688,866	55,368,989
Riyad Bank	4,643,284	27,130,691
Samba Financial Group	3,719,302	26,619,555
Saudi British Bank (The)	2,613,441	19,645,218
		277,292,393
Building Products — 0.2%
Saudi Ceramic Co.(a)	159,237	1,574,755

Chemicals — 17.1%
Advanced Petrochemical Co.	457,281	5,466,894
Alujain Holding(a)	184,860	1,517,710
National Industrialization Co.(a)	1,432,733	4,498,892
Sahara International Petrochemical Co.	1,532,078	6,370,896
Saudi Arabian Fertilizer Co.	588,699	10,545,268
Saudi Basic Industries Corp.	2,937,570	61,625,152
Saudi Industrial Investment Group	951,693	5,347,645
Saudi Kayan Petrochemical Co.(a)	2,318,767	5,476,283
Yanbu National Petrochemical Co.	789,458	10,416,679
		111,265,419
Construction Materials — 4.4%
Arabian Cement Co./Saudi Arabia	233,585	2,098,311
City Cement Co.	448,175	2,035,693
Eastern Province Cement Co.	207,182	1,916,358
Najran Cement Co.(a)	456,479	1,401,743
Northern Region Cement Co.(a)	473,900	1,503,241
Qassim Cement Co. (The)	197,527	3,580,391
Saudi Cement Co.	322,604	5,245,593
Southern Province Cement Co.	275,316	4,381,278
Yamama Cement Co.(a)	452,338	2,884,160
Yanbu Cement Co.	345,544	3,398,793
		28,445,561
Diversified Financial Services — 0.2%
Aseer Trading Tourism & Manufacturing Co.(a)	409,018	1,208,029

Diversified Telecommunication Services — 5.2%
Saudi Telecom Co.	1,538,985	33,885,155

Electric Utilities — 2.4%
Saudi Electricity Co.	3,433,559	15,376,194

Food & Staples Retailing — 0.7%
Abdullah Al Othaim Markets Co.	194,734	4,292,817

Food Products — 4.1%
Almarai Co. JSC	1,037,344	12,664,362
National Agriculture Development Co. (The)(a)	219,833	1,511,846
Saudia Dairy & Foodstuff Co.	74,420	2,741,529
Savola Group (The)(a)	1,100,282	9,810,591
		26,728,328
Gas Utilities — 0.2%
National Gas & Industrialization Co.	193,602	1,610,125
Security	Shares	Value

Health Care Providers & Services — 2.0%
Al Hammadi Co. for Development and Investment(a)	306,679	$1,948,881
Dallah Healthcare Co	152,251	2,081,961
Middle East Healthcare Co.(a)	177,556	1,481,408
Mouwasat Medical Services Co	214,733	4,974,090
National Medical Care Co.	115,527	1,459,678
Saudi Chemical Co. Holding(a)	230,737	1,394,939
		13,340,957
Hotels, Restaurants & Leisure — 2.0%
Dur Hospitality Co	205,411	1,560,499
Herfy Food Services Co	116,478	1,465,483
Leejam Sports Co. JSC	102,428	2,028,629
Saudi Airlines Catering Co	176,755	4,296,963
Seera Group Holding	661,610	3,491,904
		12,843,478
Insurance — 1.5%
Al Rajhi Co for Cooperative Insurance(a)	95,213	1,581,173
Bupa Arabia for Cooperative Insurance Co. .	124,598	3,221,646
Co for Cooperative Insurance (The)(a)	266,601	4,889,284
		9,692,103
Media — 0.5%
Saudi Research & Marketing Group(a)	165,560	3,075,978

Metals & Mining — 2.8%
Saudi Arabian Mining Co.(a)	1,772,635	18,002,770

Oil, Gas & Consumable Fuels — 6.6%
Aldrees Petroleum and Transport Services Co.	142,252	2,271,330
Rabigh Refining & Petrochemical Co.(a)	950,403	3,977,430
Saudi Arabian Oil Co.(a)(b)	4,135,233	36,761,301
		43,010,061
Pharmaceuticals — 0.3%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	288,802	2,155,526

Professional Services — 0.1%
Maharah Human Resources Co.	35,844	742,391

Real Estate Management & Development — 2.1%
Arriyadh Development Co	446,694	1,945,616
Dar Al Arkan Real Estate Development Co.(a)	2,274,134	5,680,031
Emaar Economic City(a)	1,687,056	4,164,238
Saudi Real Estate Co.(a)	448,353	1,685,133
		13,475,018
Road & Rail — 0.5%
Saudi Public Transport Co.(a)	324,548	1,472,426
United International Transportation Co	179,024	1,658,293
		3,130,719
Specialty Retail — 2.5%
Fawaz Abdulaziz Al Hokair & Co.(a)	356,209	2,682,368
Jarir Marketing Co	245,942	9,951,752
Saudi Co. For Hardware CJSC	77,991	1,051,938
United Electronics Co	118,099	2,471,217
		16,157,275
Wireless Telecommunication Services — 2.0%
Etihad Etisalat Co.(a)	1,582,433	9,676,400
Mobile Telecommunications Co.(a).	1,188,498	3,206,077
		12,882,477
Total Common Stocks — 100.0%
(Cost: $689,165,773)		650,187,529

44	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	311,000	$311,000

Total Short-Term Investments — 0.0%
(Cost: $311,000)		311,000

Total Investments in Securities — 100.0%
(Cost: $689,476,773)		650,498,529

Other Assets, Less Liabilities — 0.0%		13,409

Net Assets — 100.0%		$650,511,938

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Share	—	311,000	311,000	$311,000	$7,288	$—	$—

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1	03/20/20	$50	$(4,816)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,816

(a) Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,306
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,816)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,813

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (unaudited) (continued)	iShares® MSCI Saudi Arabia ETF
February 29, 2020

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$650,187,529	$—	$—	$650,187,529
Money Market Funds	311,000	—	—	311,000
	$650,498,529	$—	$—	$650,498,529
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,816)	$—	$—	$(4,816)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

46	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI UAE ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.9%
Air Arabia PJSC(a)	5,982,764	$2,280,451

Banks — 35.1%
Abu Dhabi Commercial Bank PJSC	2,816,035	5,466,615
Dubai Islamic Bank PJSC	1,664,317	2,446,925
First Abu Dhabi Bank PJSC	3,193,128	12,449,452
		20,362,992
Building Products — 0.8%
National Central Cooling Co. PJSC	874,670	485,809

Capital Markets — 5.0%
Dubai Financial Market PJSC(a)	6,906,652	1,654,783
SHUAA Capital PSC(a)	5,458,353	1,226,045
		2,880,828
Construction & Engineering — 1.7%
Arabtec Holding PJSC	3,632,495	736,804
Drake & Scull International PJSC(a)(b)	2,972,998	223,568
		960,372
Diversified Financial Services — 4.6%
Al Waha Capital PJSC	5,127,521	1,144,754
Amanat Holdings PJSC	6,054,044	1,315,344
Gulf General Investment Co.(a)(b)	7,295,803	195,063
		2,655,161
Diversified Telecommunication Services — 14.1%
Emirates Telecommunications Group Co. PJSC	1,900,762	8,176,656

Energy Equipment & Services — 0.8%
Lamprell PLC(a)	1,284,148	472,390

Food Products — 1.1%
Agthia Group PJSC	805,247	657,720

Health Care Providers & Services — 2.7%
NMC Health PLC	128,622	1,541,688

Hotels, Restaurants & Leisure — 1.4%
DXB Entertainments PJSC(a)	17,178,433	832,520

Industrial Conglomerates — 3.3%
Dubai Investments PJSC	5,590,595	1,933,093
Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.6%
Dana Gas PJSC .	8,671,671	$2,065,864

Real Estate Management & Development — 14.2%
Aldar Properties PJSC . .	4,468,605	2,579,281
DAMAC Properties Dubai Co. PJSC(a)	7,871,079	1,407,961
Deyaar Development PJSC(a)	1,101,194	92,943
Emaar Development PJSC	94,107	92,752
Emaar Malls PJSC	217,000	95,121
Emaar Properties PJSC	2,339,113	2,229,000
Eshraq Investments PJSC(a)	6,115,857	516,190
RAK Properties PJSC(a)	5,260,952	623,081
Union Properties PJSC(a)	11,283,533	617,493
		8,253,822
Thrifts & Mortgage Finance — 0.6%
Amlak Finance PJSC(a)	3,220,990	370,078

Transportation Infrastructure — 4.4%
DP World PLC	158,251	2,571,579

Total Common Stocks — 97.3%
(Cost: $62,364,204)		56,501,023

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	53,000	53,000

Total Short-Term Investments — 0.1%
(Cost: $53,000)		53,000

Total Investments in Securities — 97.4%
(Cost: $62,417,204)		56,554,023

Other Assets, Less Liabilities — 2.6%		1,501,822

Net Assets — 100.0%		$58,055,845

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	845,962	(845,962)	—	$—	$6,552	(b)	$(173)	$85
BlackRock Cash Funds: Treasury, SL Agency Shares	158,000	(105,000)	53,000	53,000	683		—	—
				$53,000	$7,235		$(173)	$85

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	29	03/20/20	$1,463	$5,674

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$5,674

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,042
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$5,674

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$660,587

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$56,082,392	$—	$418,631	$56,501,023
Money Market Funds	53,000	—	—	53,000
	$56,135,392	$—	$418,631	$56,554,023
Derivative financial instruments(a)
Assets
Futures Contracts	$5,674	$—	$—	$5,674

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

48	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI UAE ETF
February 29, 2020

The following table includes a rollforward for the six months ended February 29, 2020 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period	$465,742
Realized gain (loss) and change in unrealized appreciation/depreciation	(47,111)
Purchases	—
Sales	—
Transfers in(a)	—
Transfers out(a)	—
Balance at end of period	$418,631
Net change in unrealized appreciation/depreciation on investments still held at end of period	$(47,111)

(a) Represents the value as of the beginning of the reporting period.

The Fund's investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	49

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares MSCI Argentina and Global Exposure ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$13,759,985	$169,778,635	$4,785,405,507	$49,125,017
Affiliated(c)	1,035,447	164,000	173,790,033	5,053,471
Cash	135	763	181	127
Foreign currency, at value(d)	3,611	52,952	15,847,534	63,760
Foreign currency collateral pledged:
Futures contracts(e)	—	—	736,169	—
Receivables:
Investments sold	574,370	18,769,589	46,751,430	1,779,426
Securities lending income — Affiliated	413	—	138,990	23,427
Dividends	16	521,771	23,027	3,518
Total assets	15,373,977	189,287,710	5,022,692,871	56,048,746

LIABILITIES
Collateral on securities loaned, at value	1,023,723	—	170,779,897	4,994,914
Payables:
Investments purchased	558,146	661,207	58,920,682	1,727,076
Variation margin on futures contracts	—	—	96,301	—
Capital shares redeemed	—	17,999,921	—	—
Investment advisory fees	2,929	94,539	2,220,843	22,988
Total liabilities	1,584,798	18,755,667	232,017,723	6,744,978

NET ASSETS	$13,789,179	$170,532,043	$4,790,675,148	$49,303,768

NET ASSETS CONSIST OF:
Paid-in capital	$21,713,048	$193,050,533	$4,807,380,417	$64,130,330
Accumulated loss	(7,923,869)	(22,518,490)	(16,705,269)	(14,826,562)
NET ASSETS	$13,789,179	$170,532,043	$4,790,675,148	$49,303,768

Shares outstanding	700,000	9,500,000	78,000,000	1,250,000
Net asset value	$19.70	$17.95	$61.42	$39.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$959,028	$—	$163,579,090	$4,460,698
(b) Investments, at cost — Unaffiliated	$19,757,140	$137,986,302	$4,221,915,125	$56,468,039
(c) Investments, at cost — Affiliated	$1,035,273	$164,000	$173,717,546	$5,051,435
(d) Foreign currency, at cost	$3,668	$53,555	$15,893,996	$63,904
(e) Foreign currency collateral pledged, at cost	$—	$—	$738,214	$—

See notes to financial statements

50	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

	iShares MSCI Indonesia ETF	iShares MSCI Peru ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$346,653,581	$128,255,508	$183,841,576	$239,926,396
Affiliated(c)	519,000	11,000	62,000	6,945,758
Cash	3,257	34	549	973
Foreign currency, at value(d)	—	219,485	155,420	222,483
Cash pledged:
Futures contracts	113,000	—	3,000	—
Receivables:
Investments sold	14,408,908	4,795,799	4,564,950	8,898,411
Securities lending income — Affiliated	—	—	—	5,195
Variation margin on futures contracts	51,879	—	15,784	—
Dividends	2,293,350	30,438	42,132	511
Tax reclaims	—	—	—	342,148
Total assets	364,042,975	133,312,264	188,685,411	256,341,875

LIABILITIES
Foreign bank overdraft(e)	69,941	—	—	—
Collateral on securities loaned, at value	—	—	—	5,652,826
Payables:
Investments purchased	13,541,224	4,670,302	192,435	8,523,530
Capital shares redeemed	313,742	115,915	108,192	—
Investment advisory fees	199,328	66,235	95,495	130,859
Professional fees	—	—	—	469,134
Foreign taxes	—	198	—	—
IRS compliance fee for foreign withholding tax claims	—	—	—	1,158,447
Total liabilities	14,124,235	4,852,650	396,122	15,934,796

NET ASSETS	$349,918,740	$128,459,614	$188,289,289	$240,407,079

NET ASSETS CONSIST OF:
Paid-in capital	$615,659,777	$295,412,667	$296,877,132	$452,403,752
Accumulated loss	(265,741,037)	(166,953,053)	(108,587,843)	(211,996,673)
NET ASSETS	$349,918,740	$128,459,614	$188,289,289	$240,407,079

Shares outstanding	16,300,000	4,100,000	6,350,000	14,250,000
Net asset value	$21.47	$31.33	$29.65	$16.87
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$5,324,513
(b) Investments, at cost — Unaffiliated	$508,062,556	$185,840,220	$239,239,613	$381,812,880
(c) Investments, at cost — Affiliated	$519,000	$11,000	$62,000	$6,944,532
(d) Foreign currency, at cost.	$—	$219,487	$155,703	$224,840
(e) Foreign bank overdraft, at cost	$69,941	$—	$—	$—

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	51

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

	iShares MSCI Qatar ETF	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$66,470,698	$650,187,529	$56,501,023
Affiliated(b)	193,000	311,000	53,000
Cash	795	157	319
Foreign currency, at value(c)	392,364	367,525	816
Cash pledged:
Futures contracts	24,000	3,000	32,000
Receivables:
Investments sold	5,386,115	35,996,947	2,441,550
Variation margin on futures contracts	—	—	18,343
Dividends	260	1,788	117
Total assets	72,467,232	686,867,946	59,047,168

LIABILITIES
Payables:
Investments purchased	1,312,439	8,201,740	964,443
Variation margin on futures contracts	414	180	—
Capital shares redeemed	4,083,043	27,735,196	—
Investment advisory fees	33,005	418,892	26,880
Total liabilities	5,428,901	36,356,008	991,323

NET ASSETS	$67,038,331	$650,511,938	$58,055,845

NET ASSETS CONSIST OF:
Paid-in capital	$89,280,156	$753,980,222	$92,196,473
Accumulated loss	(22,241,825)	(103,468,284)	(34,140,628)
NET ASSETS	$67,038,331	$650,511,938	$58,055,845

Shares outstanding	4,100,000	23,450,000	4,700,000
Net asset value	$16.35	$27.74	$12.35
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Investments, at cost — Unaffiliated.	$64,621,614	$689,165,773	$62,364,204
(b) Investments, at cost — Affiliated	$193,000	$311,000	$53,000
(c) Foreign currency, at cost	$392,394	$367,440	$835

See notes to financial statements

52	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares
	MSCI
	Argentina	iShares		iShares
	and Global	MSCI Brazil	iShares	MSCI China
	Exposure	Small-Cap	MSCI China	Small-Cap
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$91,329	$1,712,879	$13,535,875	$270,202
Dividends — Affiliated	361	781	32,069	215
Interest — Unaffiliated	—	—	1,387	—
Securities lending income — Affiliated — net	1,937	—	1,247,028	93,211
Foreign taxes withheld	(6,771)	(128,080)	(821,270)	(763)
Total investment income	86,856	1,585,580	13,995,089	362,865

EXPENSES
Investment advisory fees	41,066	424,309	12,288,626	81,153
Total expenses	41,066	424,309	12,288,626	81,153

Less:
Investment advisory fees waived	(24,361)	—	—	—
Total expenses after fees waived	16,705	424,309	12,288,626	81,153
Net investment income	70,151	1,161,271	1,706,463	281,712

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,680,769)	(6,006,079)	(93,347,648)	(1,172,179)
Investments — Affiliated	(198)	—	4,266	196
In-kind redemptions — Unaffiliated	950,727	—	—	—
Futures contracts	—	—	(100,299)	—
Foreign currency transactions	(333)	(125,547)	36,130	639
Net realized loss	(730,573)	(6,131,626)	(93,407,551)	(1,171,344)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,098,125	2,598,345	434,099,735	(638,350)
Investments — Affiliated	132	—	26,625	735
Futures contracts	—	—	(131,842)	—
Foreign currency translations	(53)	(36,768)	(51,546)	(166)
Net change in unrealized appreciation (depreciation)	1,098,204	2,561,577	433,942,972	(637,781)
Net realized and unrealized gain (loss)	367,631	(3,570,049)	340,535,421	(1,809,125)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$437,782	$(2,408,778)	$342,241,884	$(1,527,413)

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	53

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

	iShares		iShares
	MSCI	iShares	MSCI	iShares
	Indonesia	MSCI Peru	Philippines	MSCI Poland
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,142,339	$1,289,113 (a)	$672,170	$341,576
Dividends — Affiliated	1,688	1,508	1,136	1,995
Interest — Unaffiliated	52	33	41	—
Securities lending income — Affiliated — net	—	—	—	22,902
Other income — Unaffiliated	—	—	—	173,383
Foreign taxes withheld	(780,906)	(41,232)	(201,651)	(51,280)
Foreign withholding tax claims	—	—	—	4,177,095
IRS Compliance fee for foreign withholding tax claims	—	—	—	(1,158,446)
Other foreign taxes	—	(126)	—	—
Total investment income	3,363,173	1,249,296	471,696	3,507,225

EXPENSES
Investment advisory fees	1,354,823	440,110	661,999	813,689
Professional fees	—	—	—	469,134
Total expenses	1,354,823	440,110	661,999	1,282,823
Net investment income (loss)	2,008,350	809,186	(190,303)	2,224,402

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(18,863,743)	(17,726,747)	(8,918,644)	(15,931,602)
Investments — Affiliated	—	—	—	49
In-kind redemptions — Unaffiliated	7,109,780	3,500,729	233,977	2,453,980
Futures contracts	8,192	15,145	(76,102)	—
Foreign currency transactions	16,852	11,558	(11,066)	(154,042)
Net realized loss	(11,728,919)	(14,199,315)	(8,771,835)	(13,631,615)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(55,406,083)	3,440,887	(24,346,153)	(38,405,563)
Investments — Affiliated	—	—	—	838
Futures contracts	51,861	—	(42,959)	—
Foreign currency translations	(35,374)	(6,846)	(7,365)	48,088
Net change in unrealized appreciation (depreciation)	(55,389,596)	3,434,041	(24,396,477)	(38,356,637)
Net realized and unrealized loss	(67,118,515)	(10,765,274)	(33,168,312)	(51,988,252)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(65,110,165)	$(9,956,088)	$(33,358,615)	$(49,763,850)

(a) Includes $419,913 related to a special distribution from Credicorp Ltd.

See notes to financial statements

54	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

	iShares	iShares	iShares
	MSCI Qatar	MSCI Saudi	MSCI UAE
	ETF	Arabia ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$988,521	$3,987,976	$—
Dividends — Affiliated	1,664	7,288	683
Interest — Unaffiliated	—	38	7
Securities lending income — Affiliated — net	—	—	6,552
Foreign taxes withheld	—	(72,945)	—
Total investment income	990,185	3,922,357	7,242

EXPENSES
Investment advisory fees	185,632	2,688,262	158,786
Total expenses	185,632	2,688,262	158,786
Net investment income (loss)	804,553	1,234,095	(151,544)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,238,620)	(26,647,087)	(862,859)
Investments — Affiliated	—	—	(173)
Futures contracts	4,984	4,306	1,042
Foreign currency transactions	(11,694)	(99,029)	(2,751)
Net realized loss	(1,245,330)	(26,741,810)	(864,741)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(4,679,479)	(25,768,069)	(6,658,803)
Investments — Affiliated	—	—	85
Futures contracts	(17,632)	(4,816)	5,674
Foreign currency translations	(1,173)	14,858	(9)
Net change in unrealized appreciation (depreciation)	(4,698,284)	(25,758,027)	(6,653,053)
Net realized and unrealized loss	(5,943,614)	(52,499,837)	(7,517,794)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,139,061)	$(51,265,742)	$(7,669,338)

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	55

Statements of Changes in Net Assets

	iShares
	MSCI Argentina and Global Exposure		iShares
	ETF		MSCI Brazil Small-Cap ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,151	$247,709	$1,161,271	$2,563,358
Net realized gain (loss)	(730,573)	102,552	(6,131,626)	(354,868)
Net change in unrealized appreciation (depreciation)	1,098,204	1,513,410	2,561,577	21,876,419
Net increase (decrease) in net assets resulting from operations	437,782	1,863,671	(2,408,778)	24,084,909

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(61,332)	(234,874)	(1,144,807)	(2,897,525)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,708,342	(15,127,749)	67,497,902	36,721,226

NET ASSETS
Total increase (decrease) in net assets	5,084,792	(13,498,952)	63,944,317	57,908,610
Beginning of period	8,704,387	22,203,339	106,587,726	48,679,116
End of period	$13,789,179	$8,704,387	$170,532,043	$106,587,726

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI China ETF		MSCI China Small-Cap ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,706,463	$65,060,194	$281,712	$677,926
Net realized gain (loss)	(93,407,551)	22,708,387	(1,171,344)	(2,861,157)
Net change in unrealized appreciation (depreciation)	433,942,972	(290,616,749)	(637,781)	(1,455,565)
Net increase (decrease) in net assets resulting from operations	342,241,884	(202,848,168)	(1,527,413)	(3,638,796)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(39,746,404)	(61,071,962)	(336,227)	(1,106,757)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	899,253,064	408,703,619	31,937,042	(2,000,973)

NET ASSETS
Total increase (decrease) in net assets	1,201,748,544	144,783,489	30,073,402	(6,746,526)
Beginning of period	3,588,926,604	3,444,143,115	19,230,366	25,976,892
End of period	$4,790,675,148	$3,588,926,604	$49,303,768	$19,230,366

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	57

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Indonesia ETF		MSCI Peru ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,008,350	$8,327,588	$809,186	$3,783,287
Net realized gain (loss)	(11,728,919)	2,513,103	(14,199,315)	(6,286,067)
Net change in unrealized appreciation (depreciation)	(55,389,596)	10,198,818	3,434,041	(10,998,569)
Net increase (decrease) in net assets resulting from operations	(65,110,165)	21,039,509	(9,956,088)	(13,501,349)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(927,814)	(8,309,025)	(1,300,852)	(3,743,870)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,771,610	(25,303,436)	(24,021,359)	16,266,516

NET ASSETS
Total decrease in net assets	(52,266,369)	(12,572,952)	(35,278,299)	(978,703)
Beginning of period	402,185,109	414,758,061	163,737,913	164,716,616
End of period	$349,918,740	$402,185,109	$128,459,614	$163,737,913

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Philippines ETF		MSCI Poland ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(190,303)	$1,696,228	$2,224,402	$7,720,897
Net realized loss	(8,771,835)	(1,622,144)	(13,631,615)	(4,092,949)
Net change in unrealized appreciation (depreciation)	(24,396,477)	4,910,391	(38,356,637)	(49,504,656)
Net increase (decrease) in net assets resulting from operations	(33,358,615)	4,984,475	(49,763,850)	(45,876,708)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(220,455)	(1,504,657)	(6,377,039)	(4,171,810)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,840,190	41,535,441	35,970,135	46,867,887

NET ASSETS
Total increase (decrease) in net assets	(28,738,880)	45,015,259	(20,170,754)	(3,180,631)
Beginning of period	217,028,169	172,012,910	260,577,833	263,758,464
End of period	$188,289,289	$217,028,169	$240,407,079	$260,577,833

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	59

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Qatar ETF		MSCI Saudi Arabia ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$804,553	$1,871,129	$1,234,095	$15,346,403
Net realized loss	(1,245,330)	(2,010,260)	(26,741,810)	(34,925,017)
Net change in unrealized appreciation (depreciation)	(4,698,284)	1,028,899	(25,758,027)	(20,559,145)
Net increase (decrease) in net assets resulting from operations	(5,139,061)	889,768	(51,265,742)	(40,137,759)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(2,284,837)	(9,018,020)	(10,631,559)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	21,601,820	(3,282,765)	64,204,472	440,261,807

NET ASSETS
Total increase (decrease) in net assets	16,462,759	(4,677,834)	3,920,710	389,492,489
Beginning of period	50,575,572	55,253,406	646,591,228	257,098,739
End of period	$67,038,331	$50,575,572	$650,511,938	$646,591,228

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares
	MSCI UAE ETF
	Six Months
	Ended
	02/29/20	Year Ended
	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(151,544)	$1,740,571
Net realized loss	(864,741)	(5,005,573)
Net change in unrealized appreciation (depreciation)	(6,653,053)	1,166,670
Net decrease in net assets resulting from operations	(7,669,338)	(2,098,332)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(1,837,321)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions.	19,918,088	10,724,666

NET ASSETS
Total increase in net assets	12,248,750	6,789,013
Beginning of period	45,807,095	39,018,082
End of period	$58,055,845	$45,807,095

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	61

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Argentina and Global Exposure ETF
	Six Months Ended				Period From
	02/29/20		Year Ended	Year Ended	04/25/17(a)
	(unaudited)		08/31/19	08/31/18	to 08/31/17

Net asset value, beginning of period	$19.34		$22.20	$25.71	$25.23
Net investment income(b)	0.10		0.27	0.63	0.03
Net realized and unrealized gain (loss)(c)	0.34		(2.88)	(3.61)	0.46
Net increase (decrease) from investment operations	0.44		(2.61)	(2.98)	0.49

Distributions(d)
From net investment income	(0.08)		(0.25)	(0.53)	(0.01)
Total distributions	(0.08)		(0.25)	(0.53)	(0.01)

Net asset value, end of period	$19.70		$19.34	$22.20	$25.71

Total Return
Based on net asset value	2.25	%(e)	(12.05)%	(12.00)%	2.00	%(e)

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.59%	0.59	%(f)
Total expenses after fees waived	0.24	%(f)	0.45%	0.00%	0.00%
Net investment income	1.01	%(f)	1.14%	2.22%	0.34	%(f)

Supplemental Data
Net assets, end of period (000)	$13,789		$8,704	$22,203	$15,428
Portfolio turnover rate(g)	26	%(e)	27%	42%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16		08/31/15

Net asset value, beginning of period	$16.92		$11.87		$16.19		$11.51		$8.12		$21.00
Net investment income(a)	0.15		0.50		0.40		0.36		0.24		0.37
Net realized and unrealized gain (loss)(b)	1.03		5.15		(4.01)		4.74		3.35		(12.85)
Net increase (decrease) from investment operations	1.18		5.65		(3.61)		5.10		3.59		(12.48)

Distributions(c)
From net investment income	(0.15)		(0.60)		(0.71)		(0.42)		(0.20)		(0.40)
Return of capital	—		—		—		—		—		(0.00	)(d)
Total distributions	(0.15)		(0.60)		(0.71)		(0.42)		(0.20)		(0.40)

Net asset value, end of period	$17.95		$16.92		$11.87		$16.19		$11.51		$8.12

Total Return
Based on net asset value	6.88	%(e)	48.35%		(22.95)%		45.92%		45.17%		(60.01)%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.59%		0.59%		0.62%		0.63%		0.62%
Net investment income	1.58	%(f)	3.26%		2.55%		2.76%		2.77%		2.87%

Supplemental Data
Net assets, end of period (000)	$170,532		$106,588		$48,679		$62,316		$50,087		$27,189
Portfolio turnover rate(g)	23	%(e)(h)	47	%(h)	67	%(h)	58	%(h)	38	%(h)	172	%(h)

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").

(h) Portfolio turnover rate excluding cash creations was as follows:	10%	30%	25%	26%	28%	39%

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$56.43		$60.85	$62.06	$46.87	$44.49	$50.34
Net investment income(a)	0.02		0.95	1.05	0.86	0.97	1.41
Net realized and unrealized gain (loss)(b)	5.54		(4.49)	(1.10)	14.94	2.34	(6.21)
Net increase (decrease) from investment operations	5.56		(3.54)	(0.05)	15.80	3.31	(4.80)

Distributions(c)
From net investment income	(0.57)		(0.88)	(1.16)	(0.61)	(0.93)	(1.05)
Total distributions	(0.57)		(0.88)	(1.16)	(0.61)	(0.93)	(1.05)

Net asset value, end of period	$61.42		$56.43	$60.85	$62.06	$46.87	$44.49

Total Return
Based on net asset value	9.85	%(d)	(5.76)%	(0.22)%	34.13%	7.63%	(9.86)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%	0.59%	0.62%	0.64%	0.62%
Net investment income	0.08	%(e)	1.63%	1.57%	1.70%	2.24%	2.65%

Supplemental Data
Net assets, end of period (000)	$4,790,675		$3,588,927	$3,444,143	$2,594,247	$2,099,991	$1,815,303
Portfolio turnover rate(f)	9	%(d)	14%	14%	6%	27%	14%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$38.46		$47.23	$48.50	$43.79	$41.08	$48.30
Net investment income(a)	0.40		1.39	1.51	1.22	1.25	1.24
Net realized and unrealized gain (loss)(b)	1.19		(7.78)	(1.14)	5.21	2.99	(7.18)
Net increase (decrease) from investment operations	1.59		(6.39)	0.37	6.43	4.24	(5.94)

Distributions(c)
From net investment income	(0.61)		(2.38)	(1.64)	(1.72)	(1.53)	(1.28)
Total distributions	(0.61)		(2.38)	(1.64)	(1.72)	(1.53)	(1.28)

Net asset value, end of period	$39.44		$38.46	$47.23	$48.50	$43.79	$41.08

Total Return
Based on net asset value	4.13	%(d)	(13.60)%	0.58%	15.29%	10.50%	(12.94)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%	0.59%	0.62%	0.64%	0.62%
Net investment income	2.01	%(e)	3.26%	2.91%	2.72%	2.95%	2.44%

Supplemental Data
Net assets, end of period (000)	$49,304		$19,230	$25,977	$21,825	$19,706	$24,646
Portfolio turnover rate(f)	15	%(d)	38%	63%	26%	31%	35%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$25.22		$23.57	$26.89	$25.82	$20.18	$28.54
Net investment income(a)	0.11		0.41	0.43	0.31	0.34	0.31
Net realized and unrealized gain (loss)(b)	(3.81)		1.70	(3.27)	1.11	5.59	(8.29)
Net increase (decrease) from investment operations	(3.70)		2.11	(2.84)	1.42	5.93	(7.98)

Distributions(c)
From net investment income	(0.05)		(0.46)	(0.48)	(0.35)	(0.27)	(0.38)
Return of capital	—		—	—	—	(0.02)	—
Total distributions	(0.05)		(0.46)	(0.48)	(0.35)	(0.29)	(0.38)

Net asset value, end of period	$21.47		$25.22	$23.57	$26.89	$25.82	$20.18

Total Return
Based on net asset value	(14.75	)%(d)	9.00%	(10.67)%	5.53%	29.59%	(28.13)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%	0.59%	0.62%	0.63%	0.62%
Net investment income	0.86	%(e)	1.64%	1.63%	1.22%	1.47%	1.16%

Supplemental Data
Net assets, end of period (000)	$349,919		$402,185	$414,758	$501,411	$702,198	$268,381
Portfolio turnover rate(f)	5	%(d)	12%	7%	6%	5%	4%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Peru ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$34.11		$37.44	$37.54	$32.79	$23.09	$36.60
Net investment income(a)	0.19	(b)	0.85	1.09	0.46	0.33	0.36
Net realized and unrealized gain (loss)(c)	(2.64)		(3.36)	(0.06)	4.99	9.73	(13.48)
Net increase (decrease) from investment operations	(2.45)		(2.51)	1.03	5.45	10.06	(13.12)

Distributions(d)
From net investment income	(0.33)		(0.82)	(1.13)	(0.70)	(0.36)	(0.39)
Total distributions	(0.33)		(0.82)	(1.13)	(0.70)	(0.36)	(0.39)
Net asset value, end of period	$31.33		$34.11	$37.44	$37.54	$32.79	$23.09

Total Return
Based on net asset value	(7.27	)%(e)	(6.75)%	2.60%	16.89%	44.13%	(36.15)%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.59%	0.59%	0.62%	0.63%	0.62%
Total expenses after fees waived	0.58	%(f)	0.59%	0.59%	0.62%	0.63%	0.61%
Net investment income	1.07	%(b)(f)	2.33%	2.65%	1.37%	1.23%	1.15%

Supplemental Data
Net assets, end of period (000)	$128,460		$163,738	$164,717	$170,794	$218,026	$131,595
Portfolio turnover rate(g)	11	%(e)	18%	11%	13%	22%	21%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Credicorp Ltd. Excluding such special distribution, the net investment income would have been $0.09 per share and 0.51% of average net assets.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$34.45		$33.08	$35.88	$39.19	$35.50	$38.19
Net investment income (loss)(a)	(0.03)		0.28	0.14	0.15	0.21	0.34
Net realized and unrealized gain (loss)(b)	(4.74)		1.35	(2.79)	(3.26)	3.74	(2.70)
Net increase (decrease) from investment operations	(4.77)		1.63	(2.65)	(3.11)	3.95	(2.36)

Distributions(c)
From net investment income	(0.03)		(0.26)	(0.15)	(0.20)	(0.26)	(0.33)
Total distributions	(0.03)		(0.26)	(0.15)	(0.20)	(0.26)	(0.33)

Net asset value, end of period	$29.65		$34.45	$33.08	$35.88	$39.19	$35.50

Total Return
Based on net asset value	(13.85	)%(d)	4.93%	(7.40)%	(7.87)%	11.19%	(6.21)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%	0.59%	0.62%	0.64%	0.62%
Net investment income (loss)	(0.17	)%(e)	0.83%	0.40%	0.42%	0.58%	0.85%

Supplemental Data
Net assets, end of period (000)	$188,289		$217,028	$172,013	$172,245	$317,403	$266,273
Portfolio turnover rate(f)	7	%(d)	8%	8%	7%	10%	12%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Poland ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16	08/31/15

Net asset value, beginning of period	$20.68		$24.31		$27.33		$18.06		$21.63	$28.02
Net investment income(a)	0.17	(b)	0.65	(b)	0.33	(b)	0.45	(b)	0.42	0.65
Net realized and unrealized gain (loss)(c)	(3.49)		(3.93)		(2.90)		9.25		(3.70)	(6.25)
Net increase (decrease) from investment operations	(3.32)		(3.28)		(2.57)		9.70		(3.28)	(5.60)

Distributions(d)
From net investment income	(0.49)		(0.35)		(0.45)		(0.43)		(0.29)	(0.79)
Total distributions	(0.49)		(0.35)		(0.45)		(0.43)		(0.29)	(0.79)
Net asset value, end of period	$16.87		$20.68		$24.31		$27.33		$18.06	$21.63

Total Return
Based on net asset value	(16.49	)%(b)(e)	(13.64	)%(b)	(9.53	)%(b)	54.79	%(b)	(15.17)%	(20.31)%

Ratios to Average Net Assets
Total expenses	0.91	%(f)	0.61%		0.63%		0.63%		0.64%	0.62%
Total expenses excluding professional fees for foreign withholding tax claims	0.58	%(f)	0.59%		0.59%		0.62%		N/A	N/A
Net investment income	1.59	%(b)(f)	2.81	%(b)	1.28	%(b)	2.07	%(b)	2.24%	2.60%

Supplemental Data
Net assets, end of period (000)	$240,407		$260,578		$263,758		$363,537		$179,737	$193,567
Portfolio turnover rate(g)	6	%(e)	5%		7%		6%		10%	17%

(a)	Based on average shares outstanding.
(b)	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 29, 2020 and the years ended August 31, 2019, August 31, 2018 and August 31, 2017, respectively:
•	Net investment income per share by $0.28, $0.05, $0.08 and $0.03, respectively.
•	Total return by 1.29%, 0.21%, 0.41% and 0.11%, respectively.

•	Ratio of net investment income to average net assets by 2.65%, 0.22%, 0.32% and 0.14%, respectively.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF
	Six Months Ended										Period From
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		08/01/15(a)		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16		to 08/31/15		07/31/15

Net asset value, beginning of period	$17.44		$17.82		$16.19		$20.18		$21.43		$22.14		$24.73
Net investment income (loss) (b)	0.22		0.64		0.66		0.57		0.67		(0.01)		0.70
Net realized and unrealized gain (loss)(c)	(1.31)		(0.26)		1.71		(3.90)		(1.24)		(0.70)		(2.44)
Net increase (decrease) from investment operations	(1.09)		0.38		2.37		(3.33)		(0.57)		(0.71)		(1.74)

Distributions(d)
From net investment income	—		(0.76)		(0.74)		(0.66)		(0.66)		—		(0.85)
From net realized gain	—		—		—		—		(0.02)		—		—
Total distributions	—		(0.76)		(0.74)		(0.66)		(0.68)		—		(0.85)

Net asset value, end of period	$16.35		$17.44		$17.82		$16.19		$20.18		$21.43		$22.14

Total Return
Based on net asset value	(6.25	)%(e)	1.98%		14.96%		(16.52)%		(2.32)%		(3.21	)%(e)	(7.10)%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.59%		0.59%		0.62%		0.64%		0.63	%(f)	0.62%
Net investment income (loss)	2.51	%(f)	3.48%		4.09%		3.05%		3.44%		(0.63	)%(f)	2.94%

Supplemental Data
Net assets, end of period (000)	$67,038		$50,576		$55,253		$49,390		$53,486		$45,000		$47,590
Portfolio turnover rate(g)	13	%(e)(h)	33	%(h)	58	%(h)	47	%(h)	29	%(h)	5	%(e)(h)	85	%(h)

(a)	The Fund's fiscal year-end was changed from July 31 to August 31.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").

(h)	Portfolio turnover rate excluding cash creations was as follows:	5%	23%	22%	20%	12%	2%	37%

See notes to financial statements.

70	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF
	Six Months Ended 02/29/20		Year Ended		Year Ended		Year Ended		Period From 09/16/15(a)
	(unaudited)		08/31/19		08/31/18		08/31/17		to 08/31/16

Net asset value, beginning of period	$30.21		$29.72		$26.15		$21.52		$24.92
Net investment income(b)	0.05		1.11		1.28		0.91		0.8
Net realized and unrealized gain (loss)(c)	(2.15)		0.12		2.92		4.24		(3.69)
Net increase (decrease) from investment operations	(2.10)		1.23		4.20		5.15		(2.88)

Distributions(d)
From net investment income	(0.37)		(0.74)		(0.63)		(0.52)		(0.52)
Total distributions	(0.37)		(0.74)		(0.63)		(0.52)		(0.52)

Net asset value, end of period	$27.74		$30.21		$29.72		$26.15		$21.52

Total Return Based on net asset value	(7.09	)%(e)	4.14%		16.23%		24.06%		(11.64	)%(e)

Ratios to Average Net Assets Total expenses	0.74	%(f)	0.74%		0.74%		0.74%		0.74	%(f)
Net investment income	0.34	%(f)	3.46%		4.31%		3.68%		3.71	%(f)

Supplemental Data
Net assets, end of period (000)	$650,512		$646,591		$257,099		$18,306		$4,305
Portfolio turnover rate(g)	23	%(e)(h)	82	%(h)	20	%(h)	21	%(h)	17	%(e)(h)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").

(h) Portfolio turnover rate excluding cash creations was as follows:	8%	14%	10%	21%	17%

See notes to financial statements.

Financial Highlights	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI UAE ETF
	Six Months Ended 02/29/20		Year Ended	Year Ended	Year Ended	Year Ended		Period From 08/01/15(a)		Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16		to 08/31/15		07/31/15

Net asset value, beginning of period	$14.09		$15.61	$17.74	$17.15	$18.34		$20.46		$24.00
Net investment income (loss)(b)	(0.04)		0.57	0.70	0.50	0.68	(c)	(0.01)		1.01
Net realized and unrealized gain (loss)(d)	(1.70)		(1.54)	(2.04)	0.72	(1.19)		(2.11)		(3.56)
Net increase (decrease) from investment operations	(1.74)		(0.97)	(1.34)	1.22	(0.51)		(2.12)		(2.55)

Distributions(e)
From net investment income	—		(0.55)	(0.79)	(0.63)	(0.68)		—		(0.99)
Total distributions	—		(0.55)	(0.79)	(0.63)	(0.68)		—		(0.99)

Net asset value, end of period	$12.35		$14.09	$15.61	$17.74	$17.15		$18.34		$20.46

Total Return Based on net asset value	(12.41	)%(f)	(5.95)%	(7.55)%	7.33%	(2.66)%		(10.36	)%(f)	(10.33)%

Ratios to Average Net Assets Total expenses	0.58	%(g)	0.59%	0.59%	0.62%	0.64%		0.63	%(g)	0.62%
Net investment income (loss)	(0.55	)%(g)	3.95%	4.18%	2.94%	4.09	%(c)	(0.76	)%(g)	4.81%

Supplemental Data
Net assets, end of period (000)	$58,056		$45,807	$39,018	$49,663	$41,156		$31,172		$33,756
Portfolio turnover rate(h)	9%	(f)	55%	33%	33%	55%		1	%(f)	72%

(a)	The Fund's fiscal year-end was changed from July 31 to August 31.

(b)	Based on average shares outstanding.

(c)	Includes a special distribution from Mediclinic International PLC. Excluding such special distribution, the net investment income would have been $0.52 per share and 3.11% of average net assets.

(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Argentina and Global Exposure	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
MSCI Saudi Arabia	Non-diversified
MSCI UAE	Non-diversified

2	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested n additional shares of the Funds.

Indemnifications In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N o t e s t o F i n a n c i a l S t a t e m e n t s	73

Notes to Financial Statements (unaudited) (continued)

3	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•	Level2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financ al instruments and is not necessarily an indication of the risks associated with investing in those securities.

4	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securit es traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

74	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral	Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
MSCI Argentina and Global Exposure
Barclays Bank PLC	$69,020	$69,020	$—	$—
Citigroup Global Markets Inc.	94,117	94,117	—	—
Credit Suisse Securities (USA) LLC	121,800	121,800	—	—
HSBC Bank PLC	3,592	3,592	—	—
JPMorgan Securities LLC	512,770	512,770	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	139,612	139,612	—	—
UBS AG	18,117	18,117	—	—
	$959,028	$959,028	$—	$—

MSCI China
Barclays Capital Inc.	$1,038,076	$1,038,076	$—	$—
BNP Paribas Prime Brokerage International Ltd.	6,964,584	6,964,584	—	—
Citigroup Global Markets Inc.	24,454,612	24,454,612	—	—
Credit Suisse Securities (USA) LLC	8,286,199	8,286,199	—	—
Deutsche Bank Securities Inc.	307,968	307,968	—	—
Goldman Sachs & Co.	12,389,852	12,389,852	—	—
JPMorgan Securities LLC	12,432,761	12,432,761	—	—
Macquarie Bank Limited	4,174,909	4,174,909	—	—
Morgan Stanley & Co. LLC	78,232,899	78,232,899	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,040,156	8,040,156	—	—
SG Americas Securities LLC	1,676,218	1,670,120	—	(6,098	)(b)
TD Prime Services LLC	2,457,241	2,457,241	—	—
UBS AG	1,457,814	1,457,814	—	—
UBS Securities LLC	92,346	92,346	—	—
Wells Fargo Bank, National Association	1,334,333	1,334,333	—	—
Wells Fargo Securities LLC	239,122	239,122	—	—
	$163,579,090	$163,572,992	$—	$(6,098)

N o t e s t o F i n a n c i a l S t a t e m e n t s	75

Notes to Financial Statements (unaudited) (continued)

	Market Value of	Cash Collateral	Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
MSCI China Small-Cap
Barclays Bank PLC	$97,216	$97,216	$—	$—
Barclays Capital Inc.	189,494	189,494	—	—
BNP Paribas Prime Brokerage International Ltd.	10,406	10,171	—	(235	)(b)
BofA Securities, Inc.	216,160	216,160	—	—
Citigroup Global Markets Inc.	212,644	212,644	—	—
Credit Suisse Securities (USA) LLC	690,116	690,116	—	—
Deutsche Bank Securities Inc.	4,356	4,356	—	—
Goldman Sachs & Co.	365,212	365,212	—	—
JPMorgan Securities LLC	394,950	394,950	—	—
Macquarie Bank Limited	417,533	417,533	—	—
Morgan Stanley & Co. LLC	1,165,115	1,165,115	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	84,147	84,147	—	—
RBC Capital Markets LLC	1,632	1,632	—	—
Scotia Capital (USA) Inc.	14,295	14,257	—	(38	)(b)
SG Americas Securities LLC	3,808	3,808	—	—
UBS AG	81,442	78,901	—	(2,541	)(b)
UBS Securities LLC	82,688	82,688	—	—
Wells Fargo Bank, National Association	429,484	429,484	—	—
	$4,460,698	$4,457,884	$—	$(2,814)
MSCI Poland
Barclays Capital Inc.	$3,194,370	$3,194,370	$—	$—
Deutsche Bank Securities Inc.	25,795	25,795	—	—
Goldman Sachs & Co.	1,258,225	1,258,225	—	—
HSBC Bank PLC	597,187	597,187	—	—
UBS AG	248,936	248,936	—	—
	$5,324,513	$5,324,513	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased w th cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

76	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

6	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certa n other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Argentina and Global Exposure	0.59%
MSCI Saudi Arabia	0.74

Expense Waivers: For the six months ended ended February 29, 2020, BFA has voluntarily waived a portion of its investment advisory fee for the iShares MSCI Argentina and Global Exposure ETF in the amount of $24,361.

Distributor BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,

N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount reta ned can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Argentina and Global Exposure .	$611
MSCI China	301,265
MSCI China Small-Cap	21,161
MSCI Poland	5,594
MSCI UAE	1,684

Officers and Trustees Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N o t e s t o F i n a n c i a l S t a t e m e n t s	77

Notes to Financial Statements (unaudited) (continued)

Other Transactions Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Argentina and Global Exposure	$1,673,591	$31,197	$(119,255)
MSCI China	9,449,366	18,333,410	(3,843,929)
MSCI China Small-Cap	370,971	1,366,691	387,340
MSCI Peru	3,162,084	121,391	(159,682)
MSCI Poland	296,014	331,338	(499,153)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Argentina and Global Exposure	$3,822,979	$3,478,056
MSCI Brazil Small-Cap	99,923,225	32,950,760
MSCI China	980,975,226	360,970,887
MSCI China Small-Cap	3 ,685,239	4,202,937
MSCI Indonesia	20,440,615	23,037,760
MSCI Peru	16,327,760	17,598,155
MSCI Philippines	16,051,043	20,778,815
MSCI Poland	18,303,761	17,337,494
MSCI Qatar	30,253,689	8,422,457
MSCI Saudi Arabia	239,685,453	162,243,102
MSCI UAE	22,384,453	5,022,341

For the six months ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Argentina and Global Exposure	$7,441,156	$3,088,943
MSCI China	242,609,749	—
MSCI China Small-Cap	4,294,316	—
MSCI Indonesia	148,200,556	133,754,314
MSCI Peru	11,972,612	35,249,593
MSCI Philippines	3 ,612,145	26,691,286
MSCI Poland	62,425,730	29,859,218
MSCI UAE	1,195,157	—

8	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

78	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Argentina and Global Exposure	$1,078,906
MSCI Brazil Small-Cap	39,153,491
MSCI China	348,105,488
MSCI China Small-Cap	5,306,589
MSCI Indonesia	89,133,948
MSCI Peru	84,363,720
MSCI Philippines	40,562,098
MSCI Poland	46,143,102
MSCI Qatar	16,394,940
MSCI Saudi Arabia	9,348,900
MSCI UAE	18,382,114

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Argentina and Global Exposure	$20,930,626	$1,006,526	$(7,141,720)	$(6,135,194)
MSCI Brazil Small-Cap	146,604,995	35,720,378	(12,382,738)	23,337,640
MSCI China	4,529,885,836	948,304,389	(519,138,727)	429,165,662
MSCI China Small-Cap	62,520,460	2,374,485	(10,716,457)	(8,341,972)
MSCI Indonesia	513,397,705	5,606,604	(171,779,867)	(166,173,263)
MSCI Peru	196,335,592	6,038,940	(74,108,024)	(68,069,084)
MSCI Philippines	242,873,478	1,683,955	(60,696,816)	(59,012,861)
MSCI Poland	401,305,389	7,297,016	(161,730,251)	(154,433,235)
MSCI Qatar	71,918,405	7,698,637	(12,970,976)	(5,272,339)
MSCI Saudi Arabia	717,249,148	24,400,097	(91,155,532)	(66,755,435)
MSCI UAE	71,224,347	2,850,961	(17,515,611)	(14,664,650)

9	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N o t e s t o F i n a n c i a l S t a t e m e n t s	79

Notes to Financial Statements (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Argentina and Global Exposure
Shares sold	400,000	$8,084,633	250,000	$5,776,563
Shares redeemed	(150,000)	(3,376,291)	(800,000)	(20,904,312)
Net increase(decrease)	250,000	$4,708,342	(550,000)	$(15,127,749)
MSCI Brazil Small-Cap
Shares sold	4,200,000	$85,534,316	3,100,000	$50,011,103
Shares redeemed	(1,000,000)	(18,036,414)	(900,000)	(13,289,877)
Net increase	3,200,000	$67,497,902	2,200,000	$36,721,226
MSCI China
Shares sold	14,400,000	$899,253,064	20,000,000	$1,135,936,609
Shares redeemed	—	—	(13,000,000)	(727,232,990)
Net increase	14,400,000	$899,253,064	7,000,000	$408,703,619
MSCI China Small-Cap
Shares sold	750,000	$31,937,042	50,000	$2,197,218
Shares redeemed	—	—	(100,000)	(4,198,191)
Net increase(decrease)	750,000	$31,937,042	(50,000)	$(2,000,973)
MSCI Indonesia
Shares sold	5,900,000	$148,919,292	18,200,000	$458,209,128
Shares redeemed	(5,550,000)	(135,147,682)	(19,850,000)	(483,512,564)
Net increase(decrease)	350,000	$13,771,610	(1,650,000)	$(25,303,436)

80	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Peru
Shares sold	350,000	12,452,045	1,050,000	$40,297,535
Shares redeemed	(1,050,000)	(36,473,404)	(650,000)	(24,031,019)
Net increase(decrease)	(700,000)	(24,021,359)	400,000	$16,266,516
MSCI Philippines
Shares sold	900,000	31,707,961	4,750,000	$162,031,008
Shares redeemed	(850,000)	(26,867,771)	(3,650,000)	(120,495,567)
Net increase	50,000	4,840,190	1,100,000	$41,535,441
MSCI Poland
Shares sold	3,100,000	65,932,557	6,550,000	$153,653,695
Shares redeemed	(1,450,000)	(29,962,422)	(4,800,000)	(106,785,808)
Net increase	1,650,000	35,970,135	1,750,000	$46,867,887
MSCI Qatar
Shares sold	1,550,000	27,469,692	300,000	$5,638,836
Shares redeemed	(350,000)	(5,867,872)	(500,000)	(8,921,601)
Net increase(decrease)	1,200,000	21,601,820	(200,000)	$(3,282,765)
MSCI Saudi Arabia
Shares sold	6,250,000	187,842,096	22,800,000	$752,839,074
Shares redeemed	(4,200,000)	(123,637,624)	(10,050,000)	(312,577,267)
Net increase	2,050,000	64,204,472	12,750,000	$440,261,807
MSCI UAE
Shares sold	1,450,000	19,918,088	1,500,000	$21,647,115
Shares redeemed	—	—	(750,000)	(10,922,449)
Net increase	1,450,000	19,918,088	750,000	$10,724,666

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Poland ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has received payments on certain of the claims resulting from a favorable court ruling that the imposition of a withholding tax by a European Union member state on dividends paid to a nonresident company, including the Fund, while exempting domestic funds from such taxes results in discriminatory tax withholding contrary to the free movement of capital. The Fund continues to evaluate developments in Poland for potential impacts to the receivables and payables recorded. Polish withholding tax claims received are disclosed in the statement of operations. Professional fees associated with the filing of tax claims in Poland that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The iShares MSCI Poland ETF, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

N o t e s t o F i n a n c i a l S t a t e m e n t s	81

Notes to Financial Statements (unaudited) (continued)

12	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

82	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares MSCI Argentina and Global Exposure ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classificat on.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projectio .

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	83

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil Small-Cap(a)	$0.089256	$—	$0.060392	$0.149648	60%	—%	40%	100%
MSCI China(a)	0.568195	—	0.006175	0.574370	99	—	1	100
MSCI China Small-Cap(a)	0.555552	—	0.055770	0.611322	91	—	9	100
MSCI Indonesia(a)	0.014590	—	0.031228	0.045818	32	—	68	100
MSCI Peru(a)	0.282975	—	0.042238	0.325213	87	—	13	100
MSCI Philippines(a)	0.016992	—	0.014058	0.031050	55	—	45	100
MSCI Poland(a)	0.476968	—	0.011694	0.488662	98	—	2	100
(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. Areturn of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

84	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and informat on about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	85

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

86	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report
(Unaudited)

iShares Trust

●	iShares MSCI Denmark ETF | EDEN | Cboe BZX
●	iShares MSCI Finland ETF | EFNL | Cboe BZX
●	iShares MSCI Germany Small-Cap ETF | EWGS | Cboe BZX
●	iShares MSCI Ireland ETF | EIRL | NYSE Arca
●	iShares MSCI New Zealand ETF | ENZL | NASDAQ
●	iShares MSCI Norway ETF | ENOR | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Denmark ETF

Investment Objective

The iShares MSCI Denmark ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	7.02%	7.79%	6.90%	13.68%	7.79%	39.60%	182.33%
Fund Market	8.17	8.81	7.17	13.80	8.81	41.36	184.79
Index	7.28	8.13	7.19	13.97	8.13	41.50	188.44

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,070.20	$2.73		$1,000.00	$1,022.20	$2.66		0.53%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Health Care	41.2%
Industrials	23.1
Financials	9.6
Consumer Staples	7.3
Utilities	6.7
Materials	6.7
Information Technology	2.4
Consumer Discretionary	2.2
Energy	0.8
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Novo Nordisk A/S, Class B	22.6%
DSV Panalpina A/S	7.8
Orsted A/S	6.7
Vestas Wind Systems A/S	6.2
Coloplast A/S, Class B	4.7
Genmab A/S	4.6
Carlsberg A/S, Class B	4.4
Novozymes A/S, Class B	4.0
Danske Bank A/S	3.7
Chr Hansen Holding A/S	2.7

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Finland ETF

Investment Objective

The iShares MSCI Finland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	0.06%	(4.37)%	3.59%	7.56%	(4.37)%	19.26%	80.42%
Fund Market	1.46	(2.96)	3.94	7.75	(2.96)	21.31	83.01
Index	0.15	(4.85)	3.00	7.05	(4.85)	15.94	73.66

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,000.60	$2.64		$1,000.00	$1,022.20	$2.66		0.53%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	26.5%
Materials	20.7
Information Technology	15.6
Financials	11.7
Communication Services	5.9
Energy	4.6
Utilities	4.3
Health Care	3.5
Consumer Discretionary	3.2
Consumer Staples	3.2
Real Estate	0.8
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Nokia OYJ	13.1%
Kone OYJ, Class B	11.6
Sampo OYJ, Class A	11.0
UPM-Kymmene OYJ	9.9
Neste OYJ	4.6
Elisa OYJ	4.5
Stora Enso OYJ, Class R	4.5
Fortum OYJ	4.3
Wartsila OYJ Abp	3.3
Kesko OYJ, Class B	3.2

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI Germany Small-Cap ETF

Investment Objective

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	1.46%	1.30%	7.75%	11.49%	1.30%	45.27%	141.16%
Fund Market	2.68	2.42	8.08	11.62	2.42	47.46	143.58
Index	1.52	1.02	7.55	11.32	1.02	43.88	138.35

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,014.60	$2.96		$1,000.00	$1,021.90	$2.97		0.59%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	22.6%
Real Estate	17.0
Information Technology	16.0
Communication Services	13.7
Health Care	9.3
Consumer Discretionary	8.5
Financials	6.8
Materials	3.7
Consumer Staples	1.3
Other (each representing less than 1%)	1.1
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
LEG Immobilien AG	6.0%
Scout24 AG	5.1
OSRAM Licht AG	3.6
Rheinmetall AG	2.9
Bechtle AG	2.8
Nemetschek SE	2.6
HelloFresh SE	2.5
MorphoSys AG	2.5
TAG Immobilien AG	2.3
Evotec SE	2.2

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® MSCI Ireland ETF

Investment Objective

The iShares MSCI Ireland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	3.59%	(0.38)%	2.96%	7.98%	(0.38)%	15.72%	112.50%
Fund Market	4.14	0.62	2.96	8.05	0.62	15.71	113.98
Index	3.73	(0.30)	3.31	8.41	(0.30)	17.68	120.95

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,035.90	$2.53		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Materials	27.5%
Consumer Staples	23.6
Industrials	17.0
Consumer Discretionary	13.1
Financials	8.8
Real Estate	5.5
Health Care	4.4
Information Technology	0.1
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
CRH PLC	21.8%
Kerry Group PLC, Class A	17.1
Kingspan Group PLC	6.6
Flutter Entertainment PLC	4.6
Glanbia PLC	4.6
Smurfit Kappa Group PLC	4.5
ICON PLC	4.5
Grafton Group PLC	4.2
Bank of Ireland Group PLC	4.2
Ryanair Holdings PLC	3.9

(a)	Excludes money market funds.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI New Zealand ETF

Investment Objective

The iShares MSCI New Zealand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	4.35%	10.65%	9.51%	12.94%	10.65%	57.50%	217.44%
Fund Market	5.08	11.13	9.58	12.94	11.13	58.01	217.68
Index	4.59	11.08	9.95	13.39	11.08	60.72	229.86

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,043.50	$2.54		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Health Care	24.2%
Utilities	17.8
Consumer Staples	13.8
Communication Services	13.1
Industrials	10.5
Real Estate	9.6
Materials	4.8
Consumer Discretionary	3.2
Energy	2.1
Information Technology	0.9
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Fisher & Paykel Healthcare Corp. Ltd.	16.3%
a2 Milk Co. Ltd.	13.1
Spark New Zealand Ltd.	9.2
Auckland International Airport Ltd.	8.4
Fletcher Building Ltd.	4.8
Ryman Healthcare Ltd.	4.2
Contact Energy Ltd.	4.2
Infratil Ltd.	3.9
Mercury NZ Ltd.	3.9
Meridian Energy Ltd.	3.9

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020	iShares® MSCI Norway ETF

Investment Objective

The iShares MSCI Norway ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	(7.94)%	(15.33)%	(0.19)%	0.17%	(15.33)%	(0.95)%	1.35%
Fund Market	(5.97)	(13.85)	0.19	0.38	(13.85)	0.96	3.14
Index	(7.72)	(14.98)	0.10	0.48	(14.98)	0.52	3.95

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$920.60	$2.53		$1,000.00	$1,022.20	$2.66		0.53%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	24.7%
Energy	22.0
Consumer Staples	19.6
Communication Services	12.9
Materials	8.7
Industrials	6.0
Real Estate	2.5
Information Technology	1.6
Utilities	1.5
Consumer Discretionary	0.5
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
DNB ASA	12.6%
Equinor ASA	12.3
Telenor ASA	9.3
Mowi ASA	7.3
Yara International ASA	4.6
Orkla ASA	4.5
Gjensidige Forsikring ASA	3.4
Norsk Hydro ASA	2.9
Bakkafrost P/F	2.7
Tomra Systems ASA	2.6

(a)	Excludes money market funds.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	9

Schedule of Investments (unaudited)	iShares® MSCI Denmark ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 7.7%
DSV Panalpina A/S	37,445	$3,752,674

Banks — 6.8%
Danske Bank A/S	116,661	1,794,547
Jyske Bank A/S, Registered(a)	15,294	521,329
Ringkjoebing Landbobank A/S	6,601	434,688
Spar Nord Bank A/S	30,096	253,044
Sydbank A/S	17,163	315,350
		3,318,958

Beverages — 6.1%
Carlsberg A/S, Class B	16,280	2,124,035
Royal Unibrew A/S	9,799	836,850
		2,960,885

Biotechnology — 6.0%
Bavarian Nordic A/S(a)(b)	10,418	339,194
Genmab A/S(a)	9,944	2,224,671
Zealand Pharma A/S(a)	9,691	344,156
		2,908,021

Building Products — 0.9%
Rockwool International A/S, Class B	2,007	460,511

Chemicals — 6.6%
Chr Hansen Holding A/S	18,549	1,311,189
Novozymes A/S, Class B	38,082	1,920,571
		3,231,760

Commercial Services & Supplies — 1.1%
ISS A/S	31,038	552,038

Construction & Engineering — 0.4%
Per Aarsleff Holding A/S	7,246	211,315

Electric Utilities — 6.6%
Orsted A/S(c)	31,641	3,234,259

Electrical Equipment — 6.9%
NKT A/S(a)	14,235	346,922
Vestas Wind Systems A/S	31,525	3,009,244
		3,356,166
Energy Equipment & Services — 0.5%
Maersk Drilling A/S(a)	5,532	242,645

Food Products — 0.6%
Schouw & Co. A/S	3,859	288,156

Health Care Equipment & Supplies — 10.2%
Ambu A/S, Series B(b)	34,435	774,935
Coloplast A/S, Class B	16,894	2,246,855
Demant A/S(a)	22,451	681,468
GN Store Nord A/S	23,681	1,305,333
		5,008,591

Health Care Technology — 0.2%
NNIT A/S(c)	7,896	120,474

Insurance — 2.6%
Alm Brand A/S	25,084	207,032
Topdanmark A/S	9,510	410,138
Tryg A/S	24,087	662,794
		1,279,964
Security	Shares	Value
Machinery — 1.2%
FLSmidth & Co. A/S	10,070	$340,149
Nilfisk Holding A/S(a)	11,312	231,456
		571,605

Marine — 4.5%
AP Moller - Maersk A/S, Class A	657	617,584
AP Moller - Maersk A/S, Class B, NVS	1,096	1,090,659
D/S Norden A/S	14,878	171,018
Dfds A/S	9,490	326,416
		2,205,677

Oil, Gas & Consumable Fuels — 0.3%
TORM PLC(a)	19,084	144,186

Pharmaceuticals — 24.2%
ALK-Abello A/S(a)	1,635	414,569
H Lundbeck A/S	14,911	510,684
Novo Nordisk A/S, Class B	187,099	10,885,220
		11,810,473

Software — 2.3%
Netcompany Group A/S(a)(c)	8,282	388,830
SimCorp A/S	7,951	757,333
		1,146,163

Specialty Retail — 0.4%
Matas A/S	23,257	191,440

Textiles, Apparel & Luxury Goods — 1.8%
Pandora A/S	19,710	879,876

Tobacco — 0.6%
Scandinavian Tobacco Group A/S(c)	21,930	280,123

Total Common Stocks — 98.5%
(Cost: $52,363,887)		48,155,960

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	348,208	348,452
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	19,000	19,000
		367,452
Total Short-Term Investments — 0.8%
(Cost: $367,439)		367,452

Total Investments in Securities — 99.3%
(Cost: $52,731,326)		48,523,412

Other Assets, Less Liabilities — 0.7%		356,857

Net Assets — 100.0%		$48,880,269

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF

February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)

								(a)
BlackRock Cash Funds: Institutional, SL Agency Shares	622,072	(273,864)	348,208	$348,452	$6,458	(b)	$118		$(78)
BlackRock Cash Funds: Treasury, SL Agency Shares	17,000	2,000	19,000	19,000	156		—		—
				$367,452	$6,614		$118		$(78)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
OMX COP 25	37	03/20/20	$658	$(74,815)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$74,815

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$129,611

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(74,815)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$476,694

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® MSCI Denmark ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$48,155,960	$—	$—	$48,155,960
Money Market Funds	367,452	—	—	367,452
	$48,523,412	$—	$—	$48,523,412
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(74,815)	$—	$—	$(74,815)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Finland ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Finnair OYJ	23,040	$120,871

Auto Components — 2.4%
Nokian Renkaat OYJ	22,711	588,248

Banks — 0.8%
Aktia Bank OYJ	16,833	189,340

Building Products — 0.8%
Uponor OYJ	15,692	204,257

Chemicals — 1.2%
Kemira OYJ	22,619	284,982

Commercial Services & Supplies — 0.8%
Caverion OYJ	28,310	196,534

Communications Equipment — 13.0%
Nokia OYJ	841,932	3,186,005

Construction & Engineering — 1.1%
YIT OYJ(a)	39,387	260,453

Containers & Packaging — 2.9%
Huhtamaki OYJ	17,213	705,254

Diversified Telecommunication Services — 4.5%
Elisa OYJ	19,459	1,110,204

Electric Utilities — 4.3%
Fortum OYJ	49,857	1,055,877

Entertainment — 0.4%
Rovio Entertainment OYJ(a)(b)	27,644	107,615

Food & Staples Retailing — 3.2%
Kesko OYJ, Class B	11,481	773,577

Health Care Providers & Services — 0.5%
Oriola OYJ, Class B	61,193	130,939

Insurance — 10.9%
Sampo OYJ, Class A	66,038	2,675,254

IT Services — 1.9%
TietoEVRY OYJ	16,523	465,358

Machinery — 23.1%
Cargotec OYJ, Class B	9,164	261,721
Kone OYJ, Class B	50,655	2,837,740
Konecranes OYJ	12,636	369,625
Metso OYJ	19,002	609,902
Outotec OYJ(c)	41,340	208,704
Valmet OYJ	25,181	590,819
Wartsila OYJ Abp	76,922	794,590
		5,673,101
Security	Shares	Value

Media — 0.9%
Sanoma OYJ	20,086	$226,812

Metals & Mining — 1.2%
Outokumpu OYJ	77,301	290,057

Multiline Retail — 0.8%
Tokmanni Group Corp.	14,363	190,902

Oil, Gas & Consumable Fuels — 4.6%
Neste OYJ	28,563	1,118,833

Paper & Forest Products — 15.3%
Metsa Board OYJ	45,969	261,057
Stora Enso OYJ, Class R	93,363	1,098,359
UPM-Kymmene OYJ	78,981	2,405,762
		3,765,178
Pharmaceuticals — 3.0%

Orion OYJ, Class B	18,536	731,973

Real Estate Management & Development — 0.8%
Citycon OYJ	20,238	199,185

Software — 0.6%
F-Secure OYJ(c)	43,593	140,302

Total Common Stocks — 99.5%
(Cost: $29,537,993)		24,391,111

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	305,709	305,923
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	166,000	166,000
		471,923
Total Short-Term Investments — 1.9%
(Cost: $471,838)		471,923

Total Investments in Securities — 101.4%
(Cost: $30,009,831)		24,863,034

Other Assets, Less Liabilities — (1.4)%		(339,731)

Net Assets — 100.0%		$24,523,303

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF

February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	532,403	(226,694)	305,709	$305,923	$1,823	(b)	$17		$25
BlackRock Cash Funds: Treasury, SL Agency Shares	165,000	1,000	166,000	166,000	1,452		—		—
				$471,923	$3,275		$17		$25

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/20/20	$109	$(10,748)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,748

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,775

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,748)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$50,009

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Finland ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$24,391,111	$—	$—	$24,391,111
Money Market Funds	471,923	—	—	471,923
	$24,863,034	$—	$—	$24,863,034
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,748)	$—	$—	$(10,748)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited)	iShares® MSCI Germany Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
OHB SE	1,221	$46,741

Auto Components — 0.6%
ElringKlinger AG(a)(b)	6,628	43,974
Leoni AG(a)(b)	7,244	71,615
SAF-Holland SA	10,579	64,145
		179,734

Biotechnology — 2.5%
MorphoSys AG(a)	7,508	792,140

Capital Markets — 1.3%
AURELIUS Equity Opportunities SE & Co. KGaA(b)	5,092	147,551
Deutsche Beteiligungs AG	2,846	101,757
Flatex AG(a)	2,737	82,678
MLP SE	14,298	76,644
		408,630

Chemicals — 1.9%
K+S AG, Registered(b)	45,007	365,346
Wacker Chemie AG	3,676	256,326
		621,672

Commercial Services & Supplies — 1.6%
Befesa SA(c)	5,235	169,349
Bilfinger SE	6,745	200,192
Cewe Stiftung & Co. KGaA	1,312	138,496
		508,037

Communications Equipment — 0.2%
ADVA Optical Networking SE(a)	10,110	66,521

Diversified Financial Services — 2.7%
GRENKE AG(b)	6,540	601,289
Hypoport AG(a)	763	253,112
		854,401

Electrical Equipment — 5.2%
Nordex SE(a)(b)	16,306	190,397
OSRAM Licht AG(a)	22,774	1,167,001
SGL Carbon SE(a)(b)	14,232	53,590
Varta AG(a)(b)	3,325	247,264
		1,658,252

Electronic Equipment, Instruments & Components — 1.6%
Basler AG	853	42,398
Isra Vision AG	3,593	197,534
Jenoptik AG	12,114	283,697
		523,629

Entertainment — 2.6%
Borussia Dortmund GmbH & Co. KGaA	14,138	119,347
CTS Eventim AG & Co. KGaA	13,545	711,788
		831,135

Equity Real Estate Investment Trusts (REITs) — 2.6%
alstria office REIT AG	35,497	668,707
Hamborner REIT AG	15,078	155,770
		824,477

Food Products — 1.3%
KWS Saat SE & Co. KGaA	2,731	152,993
Suedzucker AG	16,796	259,585
		412,578

Health Care Equipment & Supplies — 0.8%
Draegerwerk AG & Co. KGaA.	732	33,489
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Eckert & Ziegler Strahlen- und Medizintechnik AG	876	$147,031
STRATEC SE	1,144	81,429
		261,949

Health Care Providers & Services — 0.2%
Rhoen-Klinikum AG	3,903	77,170

Health Care Technology — 1.1%
CompuGroup Medical SE	5,632	348,608

Hotels, Restaurants & Leisure — 0.1%
bet-at-home.com AG	730	31,979

Independent Power and Renewable Electricity Producers — 0.7%
Encavis AG	20,064	230,972

Industrial Conglomerates — 3.5%
Indus Holding AG	4,336	154,555
MBB SE	481	30,539
Rheinmetall AG	10,243	926,217
		1,111,311

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	5,547	104,070

Interactive Media & Services — 5.7%
New Work SE	664	177,966
Scout24 AG(c)	25,302	1,645,344
		1,823,310

Internet & Direct Marketing Retail — 4.7%
HelloFresh SE(a)	32,904	793,348
Rocket Internet SE(a)(c)	15,954	346,813
Shop Apotheke Europe NV(a)(b)(c)	2,388	115,416
Takkt AG	7,779	97,924
zooplus AG(a)	1,436	141,806
		1,495,307

IT Services — 4.1%
Bechtle AG	6,913	902,877
CANCOM SE	7,416	359,895
Datagroup SE(b)	972	58,936
		1,321,708

Life Sciences Tools & Services — 3.9%
Evotec SE(a)(b)	30,104	719,223
Gerresheimer AG	7,384	529,645
		1,248,868

Machinery — 8.0%
Deutz AG	28,575	133,400
Duerr AG	12,205	377,395
Heidelberger Druckmaschinen AG(a)(b)	67,394	58,927
JOST Werke AG(c)	3,523	118,417
Koenig & Bauer AG(b)	3,338	79,566
Krones AG	3,711	230,721
Norma Group SE	7,483	244,125
Pfeiffer Vacuum Technology AG	1,166	174,316
Rational AG	802	535,181
Stabilus SA	5,808	309,293
Vossloh AG	2,291	90,092
Wacker Neuson SE(b)	6,648	92,084
Washtec AG	2,644	140,278
		2,583,795

Media — 3.6%
ProSiebenSat.1 Media SE	54,790	660,219

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Stroeer SE & Co. KGaA	6,646	$488,755
		1,148,974

Metals & Mining — 1.6%
Aurubis AG	7,929	372,248
Salzgitter AG(b)	9,236	151,520
		523,768

Oil, Gas & Consumable Fuels — 0.4%
CropEnergies AG	6,212	63,527
VERBIO Vereinigte BioEnergie AG	5,137	53,719
		117,246
Pharmaceuticals — 0.4%
Dermapharm Holding SE	3,182	132,645

Professional Services — 0.7%
Amadeus Fire AG	1,218	168,577
Bertrandt AG	1,331	62,063
		230,640

Real Estate Management & Development — 14.4%
ADLER Real Estate AG(a)(b)	10,921	135,557
ADO Properties SA(c)	6,737	198,031
Consus Real Estate AG(a)	11,159	84,577
Corestate Capital Holding SA(b)	4,039	178,797
Deutsche EuroShop AG(b)	11,619	282,315
DIC Asset AG	10,244	178,015
Grand City Properties SA	27,636	643,563
LEG Immobilien AG	16,228	1,926,952
PATRIZIA AG	10,846	249,236
TAG Immobilien AG	31,004	747,196
		4,624,239

Road & Rail — 1.0%
Sixt Leasing SE	2,869	59,374
Sixt SE	3,213	278,110
		337,484

Semiconductors & Semiconductor Equipment — 4.6%
Aixtron SE(a)	26,544	266,847
Dialog Semiconductor PLC(a)	17,961	603,913
Elmos Semiconductor AG	2,342	54,924
Siltronic AG	4,938	456,605
SMA Solar Technology AG(a)	2,474	83,266
		1,465,555

Software — 4.7%
Nemetschek SE	13,580	839,824
RIB Software SE(b)	9,787	311,550
Software AG	11,311	366,525
		1,517,899

Specialty Retail — 1.1%
Ceconomy AG(a)	41,839	198,079
Hornbach Baumarkt AG	1,853	34,602
Hornbach Holding AG & Co. KGaA	2,459	137,486
		370,167

Technology Hardware, Storage & Peripherals — 0.7%
S&T AG	10,870	237,012

Textiles, Apparel & Luxury Goods — 2.0%
HUGO BOSS AG	14,899	647,431
Security	Shares	Value

Thrifts & Mortgage Finance — 2.5%
Aareal Bank AG	13,215	$360,868
Deutsche Pfandbriefbank AG(c)	31,622	441,831
		802,699

Trading Companies & Distributors — 0.6%
BayWa AG(b)	3,335	88,286
Kloeckner & Co. SE	17,699	96,741
		185,027

Transportation Infrastructure — 0.4%
Hamburger Hafen und Logistik AG	5,797	121,878

Wireless Telecommunication Services — 1.8%
Freenet AG	30,113	585,143

Total Common Stocks — 97.8%
(Cost: $37,896,015)		31,414,801

Preferred Stocks

Construction Materials — 0.2%
STO SE & Co. KGaA, Preference Shares, NVS	591	60,699

Health Care Equipment & Supplies — 0.4%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,801	115,236

Machinery — 0.7%
Jungheinrich AG, Preference Shares, NVS	11,268	224,401

Road & Rail — 0.7%
Sixt SE, Preference Shares, NVS	3,894	235,683

Total Preferred Stocks — 2.0%
(Cost: $1,072,327)		636,019

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	2,973,749	2,975,831
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	19,000	19,000
		2,994,831
Total Short-Term Investments — 9.3%
(Cost: $2,992,902)		2,994,831

Total Investments in Securities — 109.1%
(Cost: $41,961,244)		35,045,651

Other Assets, Less Liabilities — (9.1)%		(2,933,458)

Net Assets — 100.0%		$32,112,193

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF

February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,172,779	(2,199,030)	2,973,749	$2,975,831	$79,492	(b)	$42		$799
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	(1,000)	19,000	19,000	121		—		—
				$2,994,831	$79,613		$42		$799

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	03/20/20	$36	$(4,615)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,615

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,968

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,340)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$38,291

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,414,801	$—	$—	$31,414,801
Preferred Stocks	636,019	—	—	636,019
Money Market Funds	2,994,831	—	—	2,994,831
	$35,045,651	$—	$—	$35,045,651
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,615)	$—	$—	$(4,615)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited)	iShares® MSCI Ireland ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.9%
Ryanair Holdings PLC, ADR(a)	31,814	$2,280,428

Banks — 8.5%
AIB Group PLC	976,044	2,249,340
Bank of Ireland Group PLC	669,461	2,467,899
Permanent TSB Group Holdings PLC(a)	301,014	274,438
		4,991,677

Building Products — 6.6%
Kingspan Group PLC	61,729	3,868,344

Construction Materials — 21.7%
CRH PLC(a)	380,841	12,746,657

Containers & Packaging — 5.8%
Ardagh Group SA	41,161	721,552
Smurfit Kappa Group PLC	79,875	2,651,463
		3,373,015

Equity Real Estate Investment Trusts (REITs) — 5.5%
Hibernia REIT PLC	1,259,659	1,682,545
Irish Residential Properties REIT PLC	978,044	1,514,808
		3,197,353

Food & Staples Retailing — 0.4%
Total Produce PLC	182,051	239,969
Food Products — 23.2%

Glanbia PLC	233,713	2,708,417
Kerry Group PLC, Class A	79,261	10,012,385
Origin Enterprises PLC	277,153	852,428
		13,573,230

Hotels, Restaurants & Leisure — 7.4%
Dalata Hotel Group PLC	354,938	1,621,907
Flutter Entertainment PLC	25,753	2,715,118
		4,337,025

Household Durables — 5.4%
Cairn Homes PLC(a)	1,345,443	1,785,305
Glenveagh Properties PLC(a)(b)	1,634,359	1,351,831
		3,137,136

Insurance — 0.2%
FBD Holdings PLC	13,460	128,631
Security	Shares	Value

Life Sciences Tools & Services — 4.4%
ICON PLC(a)	16,678	$2,602,769

Marine — 0.6%
Irish Continental Group PLC	88,329	376,457

Professional Services — 0.1%
CPL Resources PLC	8,185	72,376

Software — 0.1%
Datalex PLC(a)(c)	38,823	33,263

Specialty Retail — 0.4%
Applegreen PLC	39,771	217,558

Trading Companies & Distributors — 5.7%
Fly Leasing Ltd., ADR(a)	51,138	874,460
Grafton Group PLC	225,458	2,482,367
		3,356,827

Total Common Stocks — 99.9%
(Cost: $59,055,102)		58,532,715

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	1,000	1,000

Total Short-Term Investments — 0.0%
(Cost: $1,000)		1,000

Total Investments in Securities — 99.9%
(Cost: $59,056,102)		58,533,715

Other Assets, Less Liabilities — 0.1%		61,655

Net Assets — 100.0%		$58,595,370

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,000	(25,000)	1,000	$1,000	$244	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Ireland ETF
February 29, 2020

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	03/20/20	$73	$(256)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$256

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(3)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(256)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$65,087

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,499,452	$—	$33,263	$58,532,715
Money Market Funds	1,000	—	—	1,000
	$58,500,452	$—	$33,263	$58,533,715
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(256)	$—	$—	$(256)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® MSCI New Zealand ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.5%
Air New Zealand Ltd.	1,544,315	$2,174,345

Construction Materials — 4.8%
Fletcher Building Ltd.	2,071,149	6,667,231

Diversified Telecommunication Services — 12.6%
Chorus Ltd.	1,158,773	4,801,110
Spark New Zealand Ltd.	4,594,507	12,923,585
		17,724,695

Electric Utilities — 14.0%
Contact Energy Ltd.	1,402,587	5,828,696
Genesis Energy Ltd.	1,441,287	2,731,043
Infratil Ltd.	1,731,847	5,521,276
Mercury NZ Ltd.	1,849,222	5,488,299
		19,569,314

Equity Real Estate Investment Trusts (REITs) — 9.6%
Argosy Property Ltd.	2,510,090	2,195,206
Goodman Property Trust	2,864,207	4,121,537
Kiwi Property Group Ltd.	4,074,529	3,664,479
Precinct Properties New Zealand Ltd.	2,982,293	3,496,060
		13,477,282

Food Products — 13.8%
a2 Milk Co. Ltd.(a)	1,817,928	18,379,390
Synlait Milk Ltd.(a)	262,467	976,771
		19,356,161

Health Care Equipment & Supplies — 16.3%
Fisher & Paykel Healthcare Corp. Ltd.	1,425,913	22,800,415

Health Care Providers & Services — 7.9%
Metlifecare Ltd.	526,078	2,244,943
Ryman Healthcare Ltd.	628,095	5,941,033
Summerset Group Holdings Ltd.	606,125	2,939,922
		11,125,898

Hotels, Restaurants & Leisure — 3.2%
Restaurant Brands New Zealand Ltd.(a)	124,133	923,922
SKYCITY Entertainment Group Ltd.	1,789,256	3,551,316
		4,475,238
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 3.9%
Meridian Energy Ltd.	1,893,654	$5,426,370

IT Services — 0.9%
Pushpay Holdings Ltd.(a)	522,210	1,305,320

Media — 0.4%
Sky Network Television Ltd.	1,767,167	591,886

Oil, Gas & Consumable Fuels — 2.1%
New Zealand Refining Co. Ltd. (The)	736,890	557,608
Z Energy Ltd.	955,624	2,406,467
		2,964,075

Road & Rail — 0.5%
Tourism Holdings Ltd.	459,883	710,254

Transportation Infrastructure — 8.4%
Auckland International Airport Ltd.	2,407,082	11,749,853

Total Common Stocks — 99.9%
(Cost: $144,225,227)		140,118,337

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	69,000	69,000

Total Short-Term Investments — 0.0%
(Cost: $69,000)		69,000

Total Investments in Securities — 99.9%
(Cost: $144,294,227)		140,187,337

Other Assets, Less Liabilities — 0.1%		78,977

Net Assets — 100.0%		$140,266,314

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,375,253	(2,375,253)	—	$—	$39,438	(b)	$(10)	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	106,000	(37,000)	69,000	69,000	863		—	—
				$69,000	$40,301		$(10)	$(1)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI New Zealand ETF
February 29, 2020

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	1	03/19/20	$103	$(487)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$487

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$13,580

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(487)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$150,182

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$140,118,337	$—	$—	$140,118,337
Money Market Funds	69,000	—	—	69,000
	$140,187,337	$—	$—	$140,187,337
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(487)	$—	$—	$(487)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Kongsberg Gruppen ASA	8,205	$136,089

Airlines — 0.3%
Norwegian Air Shuttle ASA(a)	23,156	46,291

Banks — 17.2%
DNB ASA	118,911	1,957,202
Norwegian Finans Holding ASA(a)	14,655	136,310
Sbanken ASA(b)	9,712	65,623
SpareBank 1 Nord Norge	15,481	118,987
Sparebank 1 Oestlandet	4,216	41,929
SpareBank 1 SMN	17,993	179,516
SpareBank 1 SR-Bank ASA	19,201	181,432
		2,680,999

Chemicals — 5.8%
Borregaard ASA	15,346	161,451
Elkem ASA(b)	17,319	32,913
Yara International ASA	19,624	706,495
		900,859

Commercial Services & Supplies — 2.6%
Tomra Systems ASA	12,751	399,016

Construction & Engineering — 0.7%
Veidekke ASA	9,544	115,272

Consumer Finance — 0.3%
Axactor SE(a)	17,436	23,931
B2Holding ASA	24,544	16,014
		39,945

Diversified Financial Services — 0.9%
Aker ASA, Class A	3,247	144,870

Diversified Telecommunication Services — 9.3%
Telenor ASA	90,824	1,441,689

Electric Utilities — 0.2%
Fjordkraft Holding ASA(b)	3,904	30,089

Electrical Equipment — 0.6%
NEL ASA(a)(c)	99,026	100,889

Energy Equipment & Services — 5.6%
Aker Solutions ASA(a)	23,806	32,686
Borr Drilling Ltd.(a)(c)	10,512	21,397
BW Offshore Ltd.(a)	12,130	45,950
Kvaerner ASA	14,972	13,412
Ocean Yield ASA(c)	10,346	41,890
Odfjell Drilling Ltd.(a)(c)	12,391	31,344
PGS ASA(a)	46,226	63,884
Subsea 7 SA	31,922	278,178
TGS NOPEC Geophysical Co. ASA	14,954	337,230
		865,971

Food Products — 19.5%
Austevoll Seafood ASA	13,291	116,187
Bakkafrost P/F	6,727	420,091
Grieg Seafood ASA	6,537	82,611
Leroy Seafood Group ASA	40,269	244,119
Mowi ASA	53,776	1,123,858
Norway Royal Salmon ASA	1,731	39,219
Orkla ASA	84,078	703,210
Security	Shares	Value

Food Products (continued)
Salmar ASA	6,817	$302,712
		3,032,007

Independent Power and Renewable Electricity Producers — 1.3%
Scatec Solar ASA(b)	11,465	195,122

Insurance — 6.1%
Gjensidige Forsikring ASA.	26,552	529,818
Protector Forsikring ASA(a)(c)	10,775	39,224
Storebrand ASA	61,521	385,813
		954,855

Interactive Media & Services — 1.6%
Adevinta ASA(a)	23,424	243,840

IT Services — 0.9%
Atea ASA	12,093	134,568

Marine — 0.8%
Golden Ocean Group Ltd.	14,448	56,011
Stolt-Nielsen Ltd.	4,578	49,880
Wallenius Wilhelmsen ASA	13,899	25,225
		131,116

Media — 2.0%
Schibsted ASA, Class B	13,006	310,052

Metals & Mining — 2.9%
Norsk Hydro ASA	160,915	452,923

Multiline Retail — 0.4%
Europris ASA(b)	20,602	67,950

Oil, Gas & Consumable Fuels — 16.4%
Aker BP ASA	14,415	337,402
BW Energy Ltd.(a)	4,930	8,863
BW LPG Ltd.(b)	13,893	83,826
DNO ASA	98,101	66,887
Equinor ASA	127,593	1,902,755
Flex LNG Ltd.(c)	3,102	20,141
Frontline Ltd./Bermuda	13,591	103,599
Hoegh LNG Holdings Ltd.	8,418	18,575
		2,542,048

Real Estate Management & Development — 2.5%
Entra ASA(b)	20,378	316,261
Selvaag Bolig ASA	11,035	69,087
		385,348

Semiconductors & Semiconductor Equipment — 0.7%
Nordic Semiconductor ASA(a)	20,428	106,412

Specialty Retail — 0.1%
XXL ASA(a)(b)(c)	15,300	17,413

Total Common Stocks — 99.6%
(Cost: $21,847,297)		15,475,633

Rights

Specialty Retail — 0.0%
XXL ASA, (Expires 03/11/20)(a)(c)	1,795	0	(d)

Total Rights — 0.0%
(Cost: $0)		0	(d)

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	346,696	$346,938
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	5,000	5,000
		351,938
Total Short-Term Investments — 2.3%
(Cost: $351,800)		351,938

Total Investments in Securities — 101.9%
(Cost: $22,199,097)		15,827,571

Other Assets, Less Liabilities — (1.9)%		(288,888)

Net Assets — 100.0%		$15,538,683

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	337,669	9,027	346,696	$346,938	$5,391	(b)	$(6)	$72
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	(5,000)	5,000	5,000	94		—	—
				$351,938	$5,485		$(6)	$72

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	03/20/20	$36	$(5,703)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,703

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$455
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,703)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,134

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$15,475,633	$—		$—	$15,475,633
Rights	—	0	(a)	—	0	(a)
Money Market Funds	351,938	—		—	351,938
	$15,827,571	$0	(a)	$—	$15,827,571
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(5,703)	$—		$—	$(5,703)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

			iShares
	iShares		MSCI
	MSCI	iShares	Germany	iShares
	Denmark	MSCI Finland	Small-Cap	MSCI Ireland
	ETF	ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan) (a):
Unaffiliated (b)	$48,155,960	$24,391,111	$32,050,820	$58,532,715
Affiliated (c)	367,452	471,923	2,994,831	1,000
Cash	185	763	973	711
Foreign currency, at value(d)	31,283	22,081	29,548	1,654
Foreign currency collateral pledged:
Futures contracts(e)	60,119	8,787	3,295	5,492
Receivables:
Investments sold	257,879	344,818	148,007	2,135,448
Securities lending income — Affiliated	325	264	8,849	—
Dividends	21,486	95,545	9,321	22,386
Tax reclaims	630,720	—	27,346	16,948
Foreign withholding tax claims	—	2,007	—	—
Total assets	49,525,409	25,337,299	35,272,990	60,716,354

LIABILITIES
Collateral on securities loaned, at value	348,512	305,816	2,973,130	—
Payables:
Investments purchased	240,298	331,998	169,462	2,095,232
Variation margin on futures contracts	36,738	4,736	1,591	258
Capital shares redeemed	—	6,711	—	—
Investment advisory fees	19,592	12,309	16,614	25,494
Professional fees	—	53,379	—	—
IRS compliance fee for foreign withholding tax claims	—	99,047	—	—
Total liabilities	645,140	813,996	3,160,797	2,120,984

NET ASSETS	$48,880,269	$24,523,303	$32,112,193	$58,595,370

NET ASSETS CONSIST OF:
Paid-in capital	$56,651,474	$30,649,900	$41,597,301	$69,652,099
Accumulated loss	(7,771,205)	(6,126,597)	(9,485,108)	(11,056,729)
NET ASSETS	$48,880,269	$24,523,303	$32,112,193	$58,595,370

Shares outstanding	750,000	700,000	600,000	1,450,000
Net asset value	$65.17	$35.03	$53.52	$40.41
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$341,895	$285,388	$2,751,347	$—
(b) Investments, at cost — Unaffiliated	$52,363,887	$29,537,993	$38,968,342	$59,055,102
(c) Investments, at cost — Affiliated	$367,439	$471,838	$2,992,902	$1,000
(d) Foreign currency, at cost	$30,497	$21,947	$29,125	$1,719
(e) Foreign currency collateral pledged, at cost	$60,763	$8,733	$3,300	$5,492

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	27

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

	iShares	iShares
	MSCI New	MSCI
	Zealand ETF	Norway ETF

ASSETS
Investments in securities, at value (including securities on loan) (a)
Unaffiliated (b)	$140,118,337	$15,475,633
Affiliated (c)	69,000	351,938
Cash.	990	813
Foreign currency, at value(d)	21,346	27,663
Foreign currency collateral pledged:
Futures contracts(e)	—	3,295
Receivables:
Investments sold	1,326,734	106,145
Securities lending income — Affiliated	1,172	543
Dividends	144,189	17,044
Tax reclaims	—	4,380
Total assets	141,681,768	15,987,454

LIABILITIES
Collateral on securities loaned, at value	—	346,438
Payables:
Investments purchased	1,342,627	92,322
Variation margin on futures contracts	489	1 ,605
Capital shares redeemed	6,539	—
Investment advisory fees	65,799	8,406
Total liabilities	1,415,454	448,771

NET ASSETS	$140,266,314	$15,538,683

NET ASSETS CONSIST OF:
Paid-in capital	$149,736,727	$29,427,324
Accumulated loss	(9,470,413)	(13,888,641)
NET ASSETS	$140,266,314	$15,538,683

Shares outstanding	2,650,000	750,000
Net asset value	$52.93	$20.72
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$—	$254,874
(b) Investments, at cost — Unaffiliated	$144,225,227	$21,847,297
(c) Investments, at cost — Affiliated	$69,000	$351,800
(d) Foreign currency, at cost	$22,177	$27,827
(e) Foreign currency collateral pledged, at cost	$—	$3,247

See notes to financial statements.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

			iShares
	iShares	iShares	MSCI
	MSCI	MSCI	Germany	iShares
	Denmark	Finland	Small-Cap	MSCI Ireland
	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$86,671	$185,481	$50,229	$368,303
Dividends — Affiliated	156	1,452	121	244
Securities lending income — Affiliated — net	6,458	1,823	79,492	—
Foreign taxes withheld	(13,904)	—	(4,199)	(7,676)
Total investment income	79,381	188,756	125,643	360,871

EXPENSES
Investment advisory fees	98,881	75,587	108,350	157,103
Total expenses	98,881	75,587	108,350	157,103
Net investment income (loss)	(19,500)	113,169	17,293	203,768

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(344,249)	(669,551)	(490,332)	(1,560,113)
Investments — Affiliated	118	17	42	—
In-kind redemptions — Unaffiliated	283,618	902,792	725,813	591,900
Futures contracts	129,611	1,775	4,968	(3)
Foreign currency transactions	(2,471)	(2,342)	580	(29)
Net realized gain (loss)	66,627	232,691	241,071	(968,245)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,184,102	48,919	503,396	2,645,923
Investments — Affiliated	(78)	25	799	—
Futures contracts	(74,815)	(10,748)	(5,340)	(256)
Foreign currency translations	(2,771)	1,370	400	611
Net change in unrealized appreciation (depreciation)	1,106,438	39,566	499,255	2,646,278
Net realized and unrealized gain	1,173,065	272,257	740,326	1,678,033
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,153,565	$385,426	$757,619	$1,881,801

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	29

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

	iShares	iShares
	MSCI New	MSCI
	Zealand ETF	Norway ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,555,377	$267,533
Dividends — Affiliated	863	94
Securities lending income — Affiliated — net	39,438	5,391
Foreign taxes withheld	(354,396)	(60,416)
Total investment income	2,241,282	212,602

EXPENSES
Investment advisory fees	431,632	57,962
Total expenses	431,632	57,962
Net investment income	1 ,809,650	154,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,291,198)	(326,980)
Investments — Affiliated	(10)	(6)
In-kind redemptions — Unaffiliated	10,022,975	(550,213)
Futures contracts	1 3,580	455
Foreign currency transactions	24,808	(1,025)
Net realized gain (loss)	7,770,155	(877,769)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	507,301	(424,712)
Investments — Affiliated	(1)	72
Futures contracts	(487)	(5,703)
Foreign currency translations	110	(400)
Net change in unrealized appreciation (depreciation)	506,923	(430,743)
Net realized and unrealized gain (loss)	8,277,078	(1,308,512)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,086,728	$(1,153,872)

See notes to financial statements.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares		iShares
	MSCI Denmark ETF		MSCI Finland ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(19,500)	$702,511	$113,169	$1,056,398
Net realized gain	66,627	2,115,673	232,691	977,877
Net change in unrealized appreciation (depreciation)	1,106,438	(3,999,890)	39,566	(6,684,554)
Net increase (decrease) in net assets resulting from operations	1,153,565	(1,181,706)	385,426	(4,650,279)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(57,188)	(1,080,111)	(525,739)	(992,178)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,239,465	(4,842,621)	(2,061,177)	(7,367,604)

NET ASSETS
Total increase (decrease) in net assets	15,335,842	(7,104,438)	(2,201,490)	(13,010,061)
Beginning of period	33,544,427	40,648,865	26,724,793	39,734,854
End of period	$48,880,269	$33,544,427	$24,523,303	$26,724,793

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	31

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Germany Small-Cap ETF		MSCI Ireland ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,293	$836,562	$203,768	$878,700
Net realized gain (loss)	241,071	(2,038,640)	(968,245)	(1,689,517)
Net change in unrealized appreciation (depreciation)	499,255	(7,368,968)	2,646,278	(8,459,204)
Net increase (decrease) in net assets resulting from operations	757,619	(8,571,046)	1,881,801	(9,270,021)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(1,248,559)	(618,009)	(950,188)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,572,624)	(13,513,268)	2,180,350	(4,009,826)

NET ASSETS
Total increase (decrease) in net assets	(4,815,005)	(23,332,873)	3,444,142	(14,230,035)
Beginning of period	36,927,198	60,260,071	55,151,228	69,381,263
End of period	$32,112,193	$36,927,198	$58,595,370	$55,151,228

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI New Zealand ETF		MSCI Norway ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,809,650	$5,098,449	$154,640	$840,033
Net realized gain (loss)	7,770,155	12,827,583	(877,769)	(1,257,878)
Net change in unrealized appreciation (depreciation)	506,923	(6,501,438)	(430,743)	(6,115,925)
Net increase (decrease) in net assets resulting from operations	10,086,728	11,424,594	(1,153,872)	(6,533,770)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,767,136)	(5,013,803)	(125,510)	(992,402)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(31,804,286)	16,934,564	(5,814,418)	(275,330)

NET ASSETS
Total increase (decrease) in net assets	(25,484,694)	23,345,355	(7,093,800)	(7,801,502)
Beginning of period	165,751,008	142,405,653	22,632,483	30,433,985
End of period	$140,266,314	$165,751,008	$15,538,683	$22,632,483

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$60.99		$67.75	$67.57	$56.39	$53.99	$50.53
Net investment income (loss)(a)	(0.03)		0.97	0.90	0.94	0.76	0.84
Net realized and unrealized gain (loss)(b)	4.31		(5.99)	0.77	11.07	2.27	3.43
Net increase (decrease) from investment operations	4.28		(5.02)	1.67	12.01	3.03	4.27

Distributions(c)
From net investment income	(0.10)		(1.74)	(1.49)	(0.83)	(0.63)	(0.81)
Total distributions	(0.10)		(1.74)	(1.49)	(0.83)	(0.63)	(0.81)

Net asset value, end of period	$65.17		$60.99	$67.75	$67.57	$56.39	$53.99

Total Return
Based on net asset value	7.02	%(d)	(7.41)%	2.58%	21.43%	5.63%	8.43%

Ratios to Average Net Assets
Total expenses	0.53	%(e)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income (loss)	(0.10	)%(e)	1.59%	1.34%	1.66%	1.38%	1.62%

Supplemental Data
Net assets, end of period (000)	$48,880		$33,544	$40,649	$67,567	$47,928	$48,594
Portfolio turnover rate(f)	4	%(d)	14%	13%	14%	40%	9%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Finland ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16		08/31/15

Net asset value, beginning of period	$35.63		$41.83	$39.79	$33.19	$31.32		$34.52
Net investment income(a)	0.15		1.30	1.39	1.02	1.51	(b)	0.56
Net realized and unrealized gain (loss)(c)	(0.09)		(5.98)	2.16	6.74	1.13		(3.25)
Net increase (decrease) from investment operations	0.06		(4.68)	3.55	7.76	2.64		(2.69)

Distributions(d)
From net investment income	(0.66)		(1.52)	(1.51)	(1.16)	(0.77)		(0.51)
Total distributions	(0.66)		(1.52)	(1.51)	(1.16)	(0.77)		(0.51)

Net asset value, end of period	$35.03		$35.63	$41.83	$39.79	$33.19		$31.32

Total Return
Based on net asset value	0.06	%(e)	(11.24)%	9.08%	23.32%	8.60	%(b)	(7.90)%

Ratios to Average Net Assets
Total expenses	0.53	%(f)	0.53%	0.53%	0.55%	0.72%		0.53%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.53%	N/A	0.53%	0.53%		N/A
Net investment income	0.79	%(f)	3.40%	3.38%	2.84%	4.72	%(b)	1.68%

Supplemental Data
Net assets, end of period (000)	$24,523		$26,725	$39,735	$45,753	$38,168		$23,488
Portfolio turnover rate(g)	8	%(e)	16%	11%	12%	21%		12%

(a)	Based on average shares outstanding
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2016:
•	Net investment income per share by $0.42.
•	Total return by 1.05%.
•	Ratio of net investment income to average net assets by 1.32%.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$52.75		$63.43	$57.18	$43.23	$40.03	$38.93
Net investment income(a)	0.03		1.07	1.33	0.78	0.71	0.53
Net realized and unrealized gain (loss)(b)	0.74		(10.06)	6.19	13.87	3.16	1.26
Net increase (decrease) from investment operations	0.77		(8.99)	7.52	14.65	3.87	1.79

Distributions(c)
From net investment income	—		(1.69)	(1.27)	(0.70)	(0.67)	(0.69)
Total distributions	—		(1.69)	(1.27)	(0.70)	(0.67)	(0.69)

Net asset value, end of period	$53.52		$52.75	$63.43	$57.18	$43.23	$40.03

Total Return
Based on net asset value	1.46	%(d)	(14.08)%	13.22%	34.12%	9.72%	4.61%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	0.09	%(e)	1.95%	2.09%	1.65%	1.73%	1.36%

Supplemental Data
Net assets, end of period (000)	$32,112		$36,927	$60,260	$40,025	$23,779	$26,023
Portfolio turnover rate(f)	6	%(d)	13%	14%	14%	12%	18%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$39.39		$46.25	$43.80	$38.94	$40.34	$35.27
Net investment income(a)	0.14		0.61	0.61	0.47	0.49	0.52	(b)
Net realized and unrealized gain (loss)(c)	1.31		(6.80)	2.62	4.94	(1.33)	5.43
Net increase (decrease) from investment operations	1.45		(6.19)	3.23	5.41	(0.84)	5.95

Distributions(d)
From net investment income	(0.43)		(0.67)	(0.78)	(0.55)	(0.56)	(0.62)
From net realized gain	—		—	—	—	—	(0.26)
Total distributions	(0.43)		(0.67)	(0.78)	(0.55)	(0.56)	(0.88)

Net asset value, end of period	$40.41		$39.39	$46.25	$43.80	$38.94	$40.34

Total Return
Based on net asset value	3.59	%(e)	(13.44)%	7.38%	13.99%	(2.12)%	17.10%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	0.65	%(f)	1.49%	1.31%	1.19%	1.27%	1.41	%(b)

Supplemental Data
Net assets, end of period (000)	$58,595		$55,151	$69,381	$67,883	$124,596	$177,496
Portfolio turnover rate(g)	18	%(e)	24%	20%	14%	31%	26%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Paddy Power PLC. Excluding such special distribution, the net investment income would have been $0.34 per share and 0.94% of average net assets.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$51.80		$49.11	$46.26	$46.90	$32.17	$40.88
Net investment income(a)	0.57		1.58	1.71	1.96	1.21	1.87
Net realized and unrealized gain (loss)(b)	1.74		2.70	2.86	(0.39)	14.76	(8.57)
Net increase (decrease) from investment operations	2.31		4.28	4.57	1.57	15.97	(6.70)

Distributions(c)
From net investment income	(1.18)		(1.59)	(1.72)	(2.21)	(1.24)	(2.01)
Total distributions	(1.18)		(1.59)	(1.72)	(2.21)	(1.24)	(2.01)

Net asset value, end of period	$52.93		$51.80	$49.11	$46.26	$46.90	$32.17

Total Return
Based on net asset value	4.35	%(d)	9.00%	10.02%	3.95%	50.49%	(17.01)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	2.09	%(e)	3.16%	3.58%	4.45%	3.05%	4.83%

Supplemental Data
Net assets, end of period (000)	$140,266		$165,751	$142,406	$175,790	$171,183	$64,344
Portfolio turnover rate(f)	4	%(d)	15%	14%	9%	11%	14%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$22.63		$27.67	$25.07	$20.36	$20.40	$31.83
Net investment income(a)	0.17		0.67	0.72	0.69	0.64	0.64
Net realized and unrealized gain (loss)(b)	(1.95)		(4.91)	2.56	4.70	(0.06)	(11.49)
Net increase (decrease) from investment operations	(1.78)		(4.24)	3.28	5.39	0.58	(10.85)

Distributions(c)
From net investment income	(0.13)		(0.80)	(0.68)	(0.68)	(0.62)	(0.58)
Total distributions	(0.13)		(0.80)	(0.68)	(0.68)	(0.62)	(0.58)

Net asset value, end of period	$20.72		$22.63	$27.67	$25.07	$20.36	$20.40

Total Return
Based on net asset value	(7.94	)%(d)	(15.42)%	13.21%	27.10%	2.89%	(34.32)%

Ratios to Average Net Assets
Total expenses	0.53	%(e)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	1.41	%(e)	2.66%	2.67%	3.11%	3.23%	2.60%

Supplemental Data
Net assets, end of period (000)	$15,539		$22,632	$30,434	$32,589	$26,462	$30,595
Portfolio turnover rate(f)	4	%(d)	13%	13%	10%	19%	14%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (unaudited)

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Denmark	Non-diversified
MSCI Finland	Non-diversified
MSCI Germany Small-Cap	Diversified
MSCI Ireland	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
MSCI Denmark
Goldman Sachs & Co.	$2,701	$2,701	$—	$—
Morgan Stanley & Co. LLC	339,194	339,194	—	—
	$341,895	$341,895	$—	$—
MSCI Finland
Citigroup Global Markets Inc.	$192,647	$192,647	$—	$—
JPMorgan Securities LLC	92,741	92,741	—	—
	$285,388	$285,388	$—	$—
MSCI Germany Small-Cap
Barclays Capital Inc.	$301,056	$301,056	$—	$—
BofA Securities, Inc.	38,809	38,809	—	—
Credit Suisse AG Dublin Branch	145,675	145,675	—	—
Credit Suisse Securities (USA) LLC	230,547	230,547	—	—
Deutsche Bank Securities Inc.	220,995	220,995	—	—
Goldman Sachs & Co.	783,491	783,491	—	—
Morgan Stanley & Co. LLC	991,584	991,584	—	—
Scotia Capital (USA) Inc.	10,389	10,389	—	—
UBSAG	28,801	28,801	—	—
	$2,751,347	$2,751,347	$—	$—
MSCI Norway
Citigroup Global Markets Inc.	$40,594	$40,594	$—	$—
Credit Suisse AG Dublin Branch	35,357	35,357	—	—
Credit Suisse Securities (USA) LLC	60,621	60,621	—	—
HSBC Bank PLC	17,413	17,413	—	—
Morgan Stanley & Co. LLC	100,889	100,889	—	—
	$254,874	$254,874	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Germany Small-Cap	0.59
MSCI Norway	0.53

For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Denmark	$1,528
MSCI Finland	488
MSCI Germany Small-Cap	18,370
MSCI New Zealand	11,497
MSCI Norway	1,250

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Denmark	$48,368	$257,879	$(19,270)
MSCI Finland	212,241	81,439	(4,924)
MSCI Germany Small-Cap	722,435	—	—
MSCI Ireland	—	1,587,868	(230,772)
MSCI Norway	3,998	23,099	(23,808)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$1,603,762	$1,417,128
MSCI Finland	2,1 22,451	2,634,743
MSCI Germany Small-Cap	2,1 15,574	2,192,201
MSCI Ireland	11,385,067	11,768,814
MSCI New Zealand	5,974,453	7,613,248
MSCI Norway	756,352	1,151,949

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Denmark	$17,066,909	$3,102,656
MSCI Finland	3,666,259	5,736,173
MSCI Germany Small-Cap	5,928,932	11,416,810
MSCI Ireland	4,408,922	2,236,368
MSCI New Zealand	20,492,976	52,024,159
MSCI Norway	4,542,120	9,960,012

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Denmark	$2,798,513
MSCI Finland	324,503
MSCI Germany Small-Cap	2,208,141
MSCI Ireland	8,187,703
MSCI New Zealand	9,392,840
MSCI Norway	6,161,185

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI Denmark	$53,407,491	$3,150,495	$(8,109,389)	$(4,958,894)
MSCI Finland	30,809,827	884,924	(6,842,465)	(5,957,541)
MSCI Germany Small-Cap	42,575,792	2,724,915	(10,259,671)	(7,534,756)
MSCI Ireland	60,423,213	7,917,372	(9,807,126)	(1,889,754)
MSCI New Zealand	148,539,162	14,834,433	(23,186,745)	(8,352,312)
MSCI Norway	22,699,094	402,725	(7,279,951)	(6,877,226)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

N o t e s t o F i n a n c i a l S t a t e m e n t s	45

Notes to Financial Statements (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Denmark
Shares sold	250,000	$17,415,148	550,000	$32,488,084
Shares redeemed	(50,000)	(3,175,683)	(600,000)	(37,330,705)
Net increase(decrease)	200,000	$14,239,465	(50,000)	$(4,842,621)
MSCI Finland
Shares sold	100,000	$3,686,925	450,000	$17,487,334
Shares redeemed	(150,000)	(5,748,102)	(650,000)	(24,854,938)
Net decrease	(50,000)	$(2,061,177)	(200,000)	$(7,367,604)
MSCI Germany Small-Cap
Shares sold	100,000	$5,988,823	—	$—
Shares redeemed	(200,000)	(11,561,447)	(250,000)	(13,513,268)
Net decrease	(100,000)	$(5,572,624)	(250,000)	$(13,513,268)
MSCI Ireland
Shares sold	100,000	$4,420,595	—	$—
Shares redeemed	(50,000)	(2,240,245)	(100,000)	(4,009,826)
Net increase(decrease)	50,000	$2,180,350	(100,000)	$(4,009,826)
MSCI New Zealand
Shares sold	400,000	$21,047,199	2,200,000	$111,008,317
Shares redeemed	(950,000)	(52,851,485)	(1,900,000)	(94,073,753)
Net increase(decrease)	(550,000)	$(31,804,286)	300,000	$16,934,564
MSCI Norway
Shares sold	200,000	$4,704,963	700,000	$19,177,539
Shares redeemed	(450,000)	(10,519,381)	(800,000)	(19,452,869)
Net decrease	(250,000)	$(5,814,418)	(100,000)	$(275,330)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Finland ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Fund, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	47

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares MSCI Denmark ETF, iShares MSCI Finland ETF, iShares MSCI Germany Small-Cap ETF, iShares MSCI Ireland ETF, iShares MSCI New Zealand ETF and iShares MSCI Norway ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

48	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI Denmark(a)	$0.083123	$—	$0.020855	$0.103978	80%	—%	20%	100%

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	49

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

50	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

G l o s s a r y o f T e r m s U s e d i n T h i s R e p o r t	51

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

●	iShares MSCI India ETF | INDA | Cboe BZX
●	iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI India ETF

Investment Objective

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.34)%	0.39%	0.59%	3.81%	0.39%	2.97%	35.29%
Fund Market	0.34	(0.29)	0.27	3.82	(0.29)	1.36	35.30
Index	(0.13)	0.88	1.39	4.54	0.88	7.12	43.09

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$996.60	$3.47		$1,000.00	$1,021.40	$3.52		0.70%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	30.0%
Information Technology	15.3
Energy	13.9
Consumer Staples	10.6
Materials	7.8
Consumer Discretionary	7.5
Communication Services	4.8
Health Care	3.8
Industrials	3.7
Utilities	2.3
Real Estate	0.3

TEN LARGEST HOLDINGS

Sector	Percent of Total Investments	(a)
Reliance Industries Ltd.	10.6%
Housing Development Finance Corp. Ltd.	10.0
Infosys Ltd.	7.0
ICICI Bank Ltd.	6.6
Tata Consultancy Services Ltd.	5.0
Axis Bank Ltd.	4.1
Hindustan Unilever Ltd.	3.9
Bharti Airtel Ltd.	3.6
Bajaj Finance Ltd.	2.2
ITC Ltd.	1.9

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI India Small-Cap ETF

Investment Objective

The iShares MSCI India Small-Cap ETF(the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.75%	1.03%	1.10%	5.67%	1.03%	5.61%	55.99%
Fund Market	7.62	(0.88)	0.56	5.55	(0.88)	2.83	54.51
Index	7.87	1.51	1.93	6.41	1.51	10.05	65.04

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,077.50	$4.13		$1,000.00	$1,020.90	$4.02		0.80%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	21.5%
Consumer Discretionary	16.0
Materials	14.2
Industrials	13.4
Health Care	11.7
Utilities	6.1
Information Technology	5.1
Consumer Staples	4.9
Real Estate	3.6
Communication Services	2.7
Energy	0.8

TEN LARGEST HOLDINGS

Sector	Percent of Total Investments	(a)
AU Small Finance Bank Ltd.	2.5%
Apollo Hospitals Enterprise Ltd.	2.1
Jubilant Foodworks Ltd.	1.9
Federal Bank Ltd.	1.9
Crompton Greaves Consumer Electricals Ltd.	1.5
RBL Bank Ltd.	1.5
Tata Consumer Products Ltd.	1.5
Indraprastha Gas Ltd.	1.4
Max Financial Services Ltd.	1.3
Balkrishna Industries Ltd.	1.2

(a)	Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	5

Consolidated Schedule of Investments (unaudited)	iShares® MSCI India ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Airlines — 0.3%
InterGlobe Aviation Ltd.(a)	926,692	$16,693,746
Auto Components — 0.8%
Bharat Forge Ltd.	2,103,375	12,690,054
Bosch Ltd.	71,143	11,956,273
Motherson Sumi Systems Ltd.	9,509,800	13,658,375
		38,304,702
Automobiles — 5.3%
Bajaj Auto Ltd.	842,361	33,732,958
Eicher Motors Ltd.	134,310	30,898,419
Hero MotoCorp Ltd.	982,438	27,931,093
Mahindra & Mahindra Ltd.	7,487,437	47,419,310
Maruti Suzuki India Ltd.	1,061,318	92,401,249
Tata Motors Ltd.(b)	17,053,756	30,471,914
		262,854,943
Banks — 12.6%
Axis Bank Ltd.	20,943,346	202,359,721
Bandhan Bank Ltd.(a)	4,042,026	21,479,433
ICICI Bank Ltd.	48,028,213	330,924,986
State Bank of India(b)	17,916,892	75,225,250
		629,989,390
Beverages — 0.6%
United Spirits Ltd.(b)	2,917,574	27,747,628
Capital Markets — 0.4%
HDFC Asset Management Co. Ltd.(a)	426,890	18,582,218
Chemicals — 3.1%
Asian Paints Ltd.	2,888,519	71,963,318
Berger Paints India Ltd.	2,339,360	18,365,114
Pidilite Industries Ltd.	1,223,786	25,658,511
UPL Ltd.	5,368,515	38,660,301
		154,647,244
Construction & Engineering — 1.6%
Larsen & Toubro Ltd.	4,790,279	78,826,284
Construction Materials — 2.6%
Ambuja Cements Ltd.	5,979,531	16,989,681
Grasim Industries Ltd.	2,971,328	28,293,853
Shree Cement Ltd.	86,952	27,315,404
UltraTech Cement Ltd.	1,014,000	59,288,106
		131,887,044
Consumer Finance — 2.8%
Bajaj Finance Ltd.	1,811,024	112,069,304
Mahindra & Mahindra Financial Services Ltd.	3,038,810	14,453,480
Shriram Transport Finance Co. Ltd.	834,550	13,834,097
		140,356,881
Diversified Financial Services — 0.2%
REC Ltd.	6,940,940	11,329,792
Diversified Telecommunication Services — 0.2%
Bharti Infratel Ltd.	3,345,965	9,942,733
Electric Utilities — 1.1%
Power Grid Corp. of India Ltd.	18,379,990	46,225,353
Tata Power Co. Ltd. (The)	11,157,992	7,220,400
		53,445,753
Electrical Equipment — 0.4%
Havells India Ltd.	2,512,550	21,343,663
Security	Shares	Value
Food & Staples Retailing — 0.8%
Avenue Supermarts Ltd.(a)(b)	1,258,750	$40,534,480
Food Products — 1.5%
Britannia Industries Ltd.	579,336	23,843,749
Nestle India Ltd.	232,306	50,791,860
		74,635,609
Gas Utilities — 0.5%
GAIL India Ltd.	15,845,329	22,922,401
Household Products — 3.9%
Hindustan Unilever Ltd.	6,519,064	196,450,403
Independent Power and Renewable Electricity Producers — 0.7%
NTPC Ltd.	23,836,972	35,193,534
Industrial Conglomerates — 0.3%
Siemens Ltd.	715,176	12,920,092
Insurance — 3.7%
Bajaj Finserv Ltd.	383,397	48,083,007
HDFC Life Insurance Co. Ltd.(a)	5,064,616	38,184,191
ICICI Lombard General Insurance Co. Ltd.(a)	1,824,639	31,266,703
ICICI Prudential Life Insurance Co. Ltd.(a)	3,459,121	22,595,069
SBI Life Insurance Co. Ltd.(a)	3,513,297	43,346,931
		183,475,901
Interactive Media & Services — 0.4%
Info Edge India Ltd.	613,752	22,055,271
IT Services — 15.2%
HCL Technologies Ltd.	10,895,850	80,676,169
Infosys Ltd. .	34,196,798	346,718,358
Tata Consultancy Services Ltd. .	9,039,871	250,543,499
Tech Mahindra Ltd.	4,650,329	47,967,644
Wipro Ltd.	11,469,216	35,193,929
		761,099,599
Life Sciences Tools & Services — 0.5%
Divi's Laboratories Ltd.	799,447	23,340,075
Machinery — 0.2%
Ashok Leyland Ltd.	11,789,621	11,419,192
Media — 0.6%
Zee Entertainment Enterprises Ltd.	8,677,137	28,772,493
Metals & Mining — 2.0%
Hindalco Industries Ltd.	11,723,713	25,326,177
JSW Steel Ltd..	8,492,342	27,736,100
Tata Steel Ltd.	3,504,803	18,539,627
Vedanta Ltd.	18,656,451	29,470,820
		101,072,724
Oil, Gas & Consumable Fuels — 13.9%
Bharat Petroleum Corp. Ltd. .	6,532,448	38,592,292
Coal India Ltd.	12,372,177	28,869,984
Hindustan Petroleum Corp. Ltd.	6,118,402	16,748,402
Indian Oil Corp. Ltd.	18,899,688	27,694,489
Oil & Natural Gas Corp. Ltd.	25,254,033	32,176,649
Petronet LNG Ltd.	6,022,757	20,496,610
Reliance Industries Ltd. .	28,634,557	527,180,575
		691,759,001
Personal Products — 1.9%
Colgate-Palmolive India Ltd.	655,588	11,676,902
Dabur India Ltd.	5,321,297	36,580,115

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Personal Products (continued)
Godrej Consumer Products Ltd.	3,591,659	$27,895,172
Marico Ltd.	4,535,441	18,775,252
		94,927,441
Pharmaceuticals — 3.3%
Aurobindo Pharma Ltd.	2,646,739	18,539,184
Cipla Ltd.	3,479,948	19,389,436
Dr. Reddy's Laboratories Ltd.	1,147,862	46,557,063
Lupin Ltd.	2,227,126	19,750,728
Piramal Enterprises Ltd.	1,017,257	18,416,838
Sun Pharmaceutical Industries Ltd.	8,429,316	43,555,505
		166,208,754
Real Estate Management & Development — 0.3%
DLF Ltd.	5,963,035	16,666,008
Road & Rail — 0.3%
Container Corp. of India Ltd.	2,079,595	14,686,190
Textiles, Apparel & Luxury Goods — 1.4%
Page Industries Ltd.	54,909	16,850,008
Titan Co. Ltd.	3,119,058	54,219,119
		71,069,127
Thrifts & Mortgage Finance — 10.2%
Housing Development Finance Corp. Ltd.	16,480,642	496,868,491
LIC Housing Finance Ltd.	2,989,419	13,265,825
		510,134,316
Tobacco — 1.9%
ITC Ltd.	34,540,604	94,550,820
Security	Shares	Value
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	6,118,366	$29,011,741
Wireless Telecommunication Services — 3.6%
Bharti Airtel Ltd.(b)	24,642,412	178,755,017
Total Common Stocks — 99.7%
(Cost: $3,921,813,047)		4,977,612,210

Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	36,358,000	36,358,000
Total Short-Term Investments — 0.7%
(Cost: $36,358,000)		36,358,000
Total Investments in Securities — 100.4%
(Cost: $3,958,171,047)		5,013,970,210
Other Assets, Less Liabilities — (0.4)%		(17,836,844)
Net Assets — 100.0%		$4,996,133,366

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,584,000	(2,226,000)	36,358,000	$36,358,000	$343,835	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI India NTR Index	200	03/20/20	$12,788	$(663,114)

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	7

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$663,114

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$110,880
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(706,420)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,334,067

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,977,612,210	$—	$—	$4,977,612,210
Money Market Funds	36,358,000	—	—	36,358,000
	$5,013,970,210	$—	$—	$5,013,970,210
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(663,114)	$—	$—	$(663,114)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements

8	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited)	iShares® MSCI India Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.2%
Blue Dart Express Ltd.	14,151	$538,941
Airlines — 0.2%
SpiceJet Ltd.(a)	428,505	494,903
Auto Components — 4.9%
Apollo Tyres Ltd.	772,581	1,528,729
Balkrishna Industries Ltd.	231,186	3,512,278
Ceat Ltd.	54,537	771,721
Endurance Technologies Ltd.(b)	83,952	1,141,773
Exide Industries Ltd.	610,878	1,391,178
Mahindra CIE Automotive Ltd.(a)	274,275	504,331
Minda Industries Ltd.	187,620	969,980
Sundram Fasteners Ltd.	150,414	865,478
Suprajit Engineering Ltd.	99,852	274,025
Tube Investments of India Ltd.	212,901	1,557,650
WABCO India Ltd.	13,674	1,282,998
		13,800,141
Automobiles — 0.2%
Maharashtra Scooters Ltd.	8,320	493,361
Banks — 9.6%
AU Small Finance Bank Ltd.(b)	430,572	6,938,195
City Union Bank Ltd.	881,973	2,630,612
DCB Bank Ltd.	455,694	1,021,669
Federal Bank Ltd.	4,411,137	5,250,517
IDFC First Bank Ltd.(a)	5,721,138	2,917,350
Jammu & Kashmir Bank Ltd. (The)(a)	575,421	157,475
Karnataka Bank Ltd. (The)	416,262	401,452
Karur Vysya Bank Ltd. (The)	957,021	554,314
RBL Bank Ltd.(b)	1,080,723	4,356,287
South Indian Bank Ltd. (The)	2,686,941	344,396
Yes Bank Ltd.	5,640,843	2,704,447
		27,276,714
Beverages — 1.1%
Radico Khaitan Ltd.	160,908	915,047
Varun Beverages Ltd.	207,177	2,334,231
		3,249,278
Building Products — 1.9%
Astral Poly Technik Ltd.	179,988	2,854,170
Blue Star Ltd.	69,006	767,392
Cera Sanitaryware Ltd.	13,992	483,203
Kajaria Ceramics Ltd.	189,846	1,379,634
		5,484,399
Capital Markets — 4.0%
BSE Ltd.	32,754	205,599
CRISIL Ltd.	53,901	1,134,597
Edelweiss Financial Services Ltd.	1,364,697	1,651,800
ICICI Securities Ltd.(b)	191,913	1,266,345
IIFL Wealth Management Ltd.	77,910	1,580,439
Indiabulls Ventures Ltd.	555,705	1,308,651
Indian Energy Exchange Ltd.(a)(b)	126,384	308,572
JM Financial Ltd.	601,338	880,749
Motilal Oswal Financial Services Ltd.	106,371	1,097,426
Multi Commodity Exchange of India Ltd.	74,730	1,323,120
Tata Investment Corp. Ltd.	36,888	464,809
		11,222,107
Security	Shares	Value
Chemicals — 9.7%
Aarti Industries Ltd.	125,292	$1,694,547
Aarti Surfactants Ltd.(a)	5,688	37,903
Akzo Nobel India Ltd.	27,189	885,566
Atul Ltd.	43,407	3,093,781
BASF India Ltd.	31,641	450,210
Bayer CropScience Ltd./India	32,277	1,959,877
Chambal Fertilizers and Chemicals Ltd.	297,648	581,129
Coromandel International Ltd.	210,516	1,795,443
Deepak Nitrite Ltd.	97,944	626,880
EID Parry India Ltd.	162,498	424,216
Finolex Industries Ltd.	100,170	753,834
Galaxy Surfactants Ltd.	25,281	565,225
Gujarat Alkalies & Chemicals Ltd.	52,470	245,964
Gujarat Fluorochemicals Ltd.(a)	78,546	548,546
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	110,028	237,612
Gulf Oil Lubricants India Ltd.	36,411	398,910
Himadri Speciality Chemical Ltd.	243,906	166,451
Linde India Ltd.	61,692	557,102
Navin Fluorine International Ltd.	35,457	702,679
Phillips Carbon Black Ltd.	155,979	229,319
PI Industries Ltd.	165,042	3,501,861
Rain Industries Ltd.	240,090	343,663
Rallis India Ltd.	139,125	431,732
SRF Ltd.	41,181	2,221,922
Supreme Industries Ltd.	114,162	2,086,847
Tata Chemicals Ltd.	183,963	1,820,066
Vinati Organics Ltd.	73,776	960,696
		27,321,981
Communications Equipment — 0.1%
Sterlite Technologies Ltd.	287,631	366,476
Construction & Engineering — 2.9%
Ashoka Buildcon Ltd.(a)	199,941	250,316
Dilip Buildcon Ltd.(b)	97,467	404,090
Engineers India Ltd. . .	458,397	444,629
GE Power India Ltd.	48,813	475,735
IRB Infrastructure Developers Ltd.(a)	417,375	485,807
Kalpataru Power Transmission Ltd.	109,869	505,518
KEC International Ltd.	184,758	793,896
NBCC India Ltd.	1,302,846	476,601
NCC Ltd./India	1,175,328	579,786
PNC Infratech Ltd.	183,327	435,534
Sadbhav Engineering Ltd.	250,107	244,328
Sterling & Wilson Solar Ltd.(a)	119,568	275,694
Voltas Ltd.. . .	297,966	2,802,431
		8,174,365
Construction Materials — 2.4%
Birla Corp. Ltd.	55,014	527,938
Dalmia Bharat Ltd.(a)	138,171	1,497,399
HeidelbergCement India Ltd.	161,862	450,592
India Cements Ltd. (The)	512,457	684,175
JK Cement Ltd.	55,491	1,066,914
JK Lakshmi Cement Ltd.	87,291	372,424
Prism Johnson Ltd.	359,340	300,747
Ramco Cements Ltd. (The)	170,130	1,815,458
		6,715,647
Consumer Finance — 2.4%
Cholamandalam Financial Holdings Ltd.(a)	212,901	1,513,399
Equitas Holdings Ltd./India(a)	494,013	738,273

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	9

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Consumer Finance (continued)
Manappuram Finance Ltd.	634,092	$1,429,985
Repco Home Finance Ltd.	91,107	358,785
Spandana Sphoorty Financial Ltd.(a)	48,018	721,792
Sundaram Finance Ltd.	79,977	1,749,703
Ujjivan Financial Services Ltd.	86,655	405,132
		6,917,069
Diversified Financial Services — 1.4%
IDFC Ltd.	2,290,554	1,020,422
Power Finance Corp. Ltd.	1,893,690	2,871,991
		3,892,413
Diversified Telecommunication Services — 0.5%
HFCL Ltd.	1,552,635	313,033
Tata Communications Ltd.	203,838	1,019,367
		1,332,400
Electric Utilities — 2.1%
Adani Transmission Ltd.(a)	822,507	2,870,953
CESC Ltd.	177,921	1,594,984
Torrent Power Ltd.	344,394	1,445,722
		5,911,659
Electrical Equipment — 2.0%
Amara Raja Batteries Ltd.	61,374	542,325
Finolex Cables Ltd.	206,064	927,420
GE T&D India Ltd.	183,009	305,575
Graphite India Ltd.	175,695	543,025
HEG Ltd.	29,097	353,333
KEI Industries Ltd.	130,221	885,072
Polycab India Ltd.(a)	89,040	1,311,155
V-Guard Industries Ltd.	308,937	868,795
		5,736,700
Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	696,261	1,060,781
Entertainment — 1.2%
Chennai Super Kings Cricket Ltd., NVS(c)	206,787	29
Inox Leisure Ltd.	138,966	825,795
PVR Ltd.	99,852	2,639,106
		3,464,930
Food Products — 2.7%
Avanti Feeds Ltd.	98,262	630,004
Balrampur Chini Mills Ltd.	363,951	720,161
CCL Products India Ltd.	158,841	515,915
Future Consumer Ltd.(a)	1,720,857	293,297
Kaveri Seed Co. Ltd.	72,027	427,766
KRBL Ltd.	140,079	484,965
Tata Consumer Products Ltd.	887,538	4,257,059
Venky's India Ltd.	9,959	169,131
		7,498,298
Gas Utilities — 3.1%
Gujarat Gas Ltd.	493,536	1,888,181
Gujarat State Petronet Ltd.	406,245	1,269,102
Indraprastha Gas Ltd.	628,209	3,851,036
Mahanagar Gas Ltd.	118,296	1,647,875
		8,656,194
Health Care Providers & Services — 4.0%
Apollo Hospitals Enterprise Ltd.	249,948	6,011,844
Dr Lal PathLabs Ltd.(b)	74,571	1,682,375
Fortis Healthcare Ltd.(a)	1,239,882	2,646,674
Security	Shares	Value
Health Care Providers & Services (continued)
Metropolis Healthcare Ltd.(a)	37,524	$962,206
		11,303,099
Hotels, Restaurants & Leisure — 3.9%
Chalet Hotel Ltd.(a)	147,234	670,196
EIH Ltd. .	425,643	777,650
Indian Hotels Co. Ltd. (The)	1,424,958	2,665,595
Jubilant Foodworks Ltd.	217,194	5,287,384
Lemon Tree Hotels Ltd.(a)(b)	1,158,633	828,426
Westlife Development Ltd.(a)	111,300	693,316
		10,922,567
Household Durables — 3.0%
Bajaj Electricals Ltd. . . .	81,515	455,538
Bajaj Electricals Ltd./New . .	8,040	10,394
Crompton Greaves Consumer Electricals Ltd.	1,127,310	4,358,187
IFB Industries Ltd.(a)	29,733	196,339
Johnson Controls-Hitachi Air Conditioning India Ltd.	19,716	774,857
LA Opala RG Ltd.	116,706	350,680
Orient Electric Ltd.	150,732	548,059
Symphony Ltd.	50,085	881,740
TTK Prestige Ltd.	10,017	790,707
		8,366,501
Household Products — 0.2%
Jyothy Labs Ltd. .	262,032	447,144
Independent Power and Renewable Electricity Producers — 0.9%
Adani Power Ltd.(a)	2,303,274	1,509,611
JSW Energy Ltd..	978,804	777,157
PTC India Ltd.	538,215	371,401
		2,658,169
Industrial Conglomerates — 0.5%
Godrej Industries Ltd.	241,521	1,312,063
Insurance — 1.3%
Max Financial Services Ltd.(a)	467,301	3,738,149
Interactive Media & Services — 0.2%
Just Dial Ltd.(a)	107,325	693,168
IT Services — 3.9%
eClerx Services Ltd.	55,809	419,645
Firstsource Solutions Ltd.	501,327	277,869
Hexaware Technologies Ltd.	355,842	1,772,615
Mindtree Ltd.	122,748	1,605,627
Mphasis Ltd.	278,727	3,366,121
NIIT Technologies Ltd.	55,809	1,306,728
Persistent Systems Ltd.	111,618	1,077,088
Sonata Software Ltd.	93,810	435,399
Vakrangee Ltd.	1,262,937	691,253
		10,952,345
Life Sciences Tools & Services — 0.5%
Dishman Carbogen Amcis Ltd.	195,888	209,141
Syngene International Ltd.(b)	285,723	1,189,333
		1,398,474
Machinery — 3.5%
AIA Engineering Ltd.	112,890	2,797,945
BEML Ltd.	29,733	307,290
Carborundum Universal Ltd.	135,150	609,105
Cochin Shipyard Ltd.(b)	95,400	447,868
Escorts Ltd.	165,360	1,787,471
Greaves Cotton Ltd.	166,473	299,763

10	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Lakshmi Machine Works Ltd.	7,632	$341,929
Schaeffler India Ltd.	22,419	1,356,230
Thermax Ltd.	85,860	1,097,826
Timken India Ltd.	54,297	714,192
		9,759,619
Media — 0.2%
Dish TV India Ltd.(a)	1,631,658	186,527
TV18 Broadcast Ltd.(a)	1,343,709	419,865
		606,392
Metals & Mining — 1.8%
APL Apollo Tubes Ltd.	17,331	466,731
Jindal Saw Ltd.	332,787	350,460
Jindal Steel & Power Ltd.(a)	1,220,166	2,602,051
MOIL Ltd.	168,186	281,524
National Aluminium Co. Ltd.	1,339,575	621,828
Welspun Corp. Ltd.	273,321	704,062
		5,026,656
Multiline Retail — 0.4%
Shoppers Stop Ltd.	62,805	330,702
V-Mart Retail Ltd.	24,486	756,812
		1,087,514
Oil, Gas & Consumable Fuels — 0.8%
Aegis Logistics Ltd.	243,270	752,724
Chennai Petroleum Corp. Ltd.(a)	107,961	151,393
Great Eastern Shipping Co. Ltd. (The)	148,347	496,939
Oil India Ltd.	650,310	973,201
		2,374,257
Paper & Forest Products — 0.3%
Century Plyboards India Ltd.	158,682	344,772
Century Textiles & Industries Ltd.	80,613	566,053
		910,825
Personal Products — 0.8%
Bajaj Consumer Care Ltd.(a)	214,014	570,269
Gillette India Ltd.	19,557	1,570,739
		2,141,008
Pharmaceuticals — 7.1%
Ajanta Pharma Ltd.	62,487	1,199,347
Alembic Pharmaceuticals Ltd.	135,786	1,185,276
AstraZeneca Pharma India Ltd.	14,946	533,949
Caplin Point Laboratories Ltd.	55,332	229,325
Eris Lifesciences Ltd.(a)(b)	102,714	617,202
FDC Ltd./India(a)	124,179	403,678
Glenmark Pharmaceuticals Ltd.	412,764	1,587,455
Granules India Ltd.	370,629	807,842
Ipca Laboratories Ltd.	132,129	2,492,449
Jubilant Life Sciences Ltd.	213,855	1,500,326
Laurus Labs Ltd.(b)	94,923	543,949
Natco Pharma Ltd.	245,337	2,045,339
Pfizer Ltd.	32,913	1,912,778
Procter & Gamble Health Ltd.(a)	11,925	690,962
Sanofi India Ltd.	16,536	1,671,106
Shilpa Medicare Ltd.	85,701	543,057
Strides Pharma Science Ltd.	131,493	856,638
Sun Pharma Advanced Research Co. Ltd.(a)	194,616	393,587
Suven Life Sciences Ltd.	133,280	114,410
Suven Pharmaceuticals Ltd.(a)	133,280	517,425
Wockhardt Ltd.(a)	83,793	356,861
		20,202,961
Security	Shares	Value
Professional Services — 1.3%
L&T Technology Services Ltd.(b)	62,487	$1,403,430
Quess Corp. Ltd.(a)(b)	198,591	1,414,979
TeamLease Services Ltd.(a)	30,846	992,453
		3,810,862
Real Estate Management & Development — 3.6%
Brigade Enterprises Ltd.	144,690	464,239
Godrej Properties Ltd.(a)	180,624	2,510,478
Hemisphere Properties India Ltd.(a)	212,058	452,428
Indiabulls Real Estate Ltd.(a)	610,401	636,050
NESCO Ltd.	50,562	505,007
Oberoi Realty Ltd.	163,770	1,157,231
Phoenix Mills Ltd. (The)	160,590	1,905,807
Prestige Estates Projects Ltd.	337,239	1,356,807
Sobha Ltd. .	128,949	530,680
Sunteck Realty Ltd.	152,640	732,346
		10,251,073
Software — 0.7%
Birlasoft Ltd.(a)	410,616	510,372
KPIT Technologies Ltd.(a)	455,376	515,841
Tata Elxsi Ltd.	44,838	548,457
Zensar Technologies Ltd.	161,067	304,982
		1,879,652
Specialty Retail — 0.4%
Arvind Fashions Ltd.(a)	85,701	410,588
Future Lifestyle Fashions Ltd.	149,937	724,052
		1,134,640
Textiles, Apparel & Luxury Goods — 3.2%
Aditya Birla Fashion and Retail Ltd.(a)	554,910	1,933,064
Bata India Ltd.	92,538	2,116,574
KPR Mill Ltd.	49,926	409,204
Rajesh Exports Ltd.	220,374	2,009,910
Raymond Ltd.	79,500	556,255
TCNS Clothing Co. Ltd.(a)(b)	55,491	460,352
Vardhman Textiles Ltd.	41,022	599,805
VIP Industries Ltd.	100,965	573,395
Welspun India Ltd.	898,509	514,198
		9,172,757
Thrifts & Mortgage Finance — 2.6%
Aavas Financiers Ltd.(a)	70,278	1,829,658
Can Fin Homes Ltd.	95,241	659,927
IIFL Finance Ltd.	380,169	858,136
Indiabulls Housing Finance Ltd.	831,252	3,223,416
PNB Housing Finance Ltd.(b)	176,649	880,950
		7,452,087
Tobacco — 0.2%
Godfrey Phillips India Ltd.	37,206	592,393
Trading Companies & Distributors — 0.4%
Adani Enterprises Ltd.	393,207	1,191,322
Transportation Infrastructure — 0.4%
GMR Infrastructure Ltd.(a)	2,178,777	603,811
Gujarat Pipavav Port Ltd.	647,766	643,121
		1,246,932

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	11

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Wireless Telecommunication Services — 0.5%
Vodafone Idea Ltd.(a)	25,755,933	$1,374,030
Total Common Stocks — 99.6%
(Cost: $272,212,481)		281,615,416
Total Investments in Securities — 99.6%
(Cost: $272,212,481)		281,615,416
Other Assets, Less Liabilities — 0.4%		1,059,754
Net Assets — 100.0%		$282,675,170
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares.	310,000	(310,000)	—	$—	$3,383	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI India NTR Index	9	03/20/20	$575	$(41,004)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$41,004

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(494)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(41,004)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$209,120

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India Small-Cap ETF
February 29, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$280,607,631	$1,007,756	$29	$281,615,416
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(41,004)	$—	$—	$(41,004)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	13

Consolidated Statements of Assets and Liabilities (unaudited)

February 29, 2020

		iShares
		MSCI India
	iShares	Small-Cap
	MSCI India ETF	ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$4,977,612,210	$281,615,416
Affiliated(b)	36,358,000	—
Cash.	16,093,591	860,833
Cash pledged:
Futures contracts	210,000	24,000
Receivables:
Investments sold	87,530,280	2,085,161
Dividends	198,924	360,610
Total assets	5,118,003,005	284,946,020

LIABILITIES
Foreign bank overdraft(c)	13,046,113	928,055
Deferred foreign capital gain tax	29,874,211	—
Payables:
Investments purchased	15,079,987	1,139,196
Variation margin on futures contracts	577,999	26,000
Capital shares redeemed	60,476,690	—
Investment advisory fees	2,814,639	177,599
Total liabilities	121,869,639	2,270,850

NET ASSETS	$4,996,133,366	$282,675,170

NET ASSETS CONSIST OF:
Paid-in capital	$4,700,510,358	$326,842,061
Accumulated earnings (loss)	295,623,008	(44,166,891)
NET ASSETS	$4,996,133,366	$282,675,170

Shares outstanding	154,950,000	7,950,000
Net asset value	$32.24	$35.56
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Investments, at cost — Unaffiliated	$3,921,813,047	$272,212,481
(b) Investments, at cost — Affiliated	$36,358,000	$—
(c) Foreign bank overdraft, at cost	$13,034,228	$926,512

See notes to consolidated financial statements

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Consolidated Statements of Operations (unaudited)

Six Months Ended February 29, 2020

		iShares
	iShares	MSCI India
	MSCI India	Small-Cap
	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$19,337,376 (a)	$3,384,116
Dividends — Affiliated	343,835	3,383
Interest — Unaffiliated	3,045	26
Total investment income	19,684,256	3,387,525

EXPENSES
Investment advisory fees	16,974,475	1,068,881
Mauritius income taxes	1,458,521	88,354
Total expenses	18,432,996	1,157,235
Net investment income	1,251,260	2,230,290

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(159,940,870)	(13,372,148)
Futures contracts	110,880	(494)
Foreign currency transactions	(1,862,537)	(36,297)
Net realized loss	(161,692,527)	(13,408,939)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	131,321,627	32,332,064
Futures contracts	(706,420)	(41,004)
Foreign currency translations	(30,757)	(4,458)
Net change in unrealized appreciation (depreciation)	130,584,450	32,286,602
Net realized and unrealized gain (loss)	(31,108,077)	18,877,663
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,856,817)	$21,107,953

(a) Includes $5,332,433 related to a special distribution from Tata Consultancy Services Ltd.
(b) Net of deferred foreign capital gain tax of	$(9,899,559)	$—

See notes to consolidated financial statements

C o n s o l i d a t e d F i n a n c i a l S t a t e m e n t s	15

Consolidated Statements of Changes in Net Assets

	iShares		iShares
	MSCI India ETF		MSCI India Small-Cap ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income.	$1,251,260	$41,419,332	$2,230,290	$724,798
Net realized loss	(161,692,527)	(53,992,274)	(13,408,939)	(19,786,477)
Net change in unrealized appreciation (depreciation)	130,584,450	(409,282,153)	32,286,602	(53,254,637)
Net increase (decrease) in net assets resulting from operations	(29,856,817)	(421,855,095)	21,107,953	(72,316,316)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(5,098,193)	(71,243,559)	(3,363,930)	(1,642,473)
Return of capital	—	(13,794,003)	—	—
Decrease in net assets resulting from distributions to shareholders	(5,098,193)	(85,037,562)	(3,363,930)	(1,642,473)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	131,339,475	324,521,530	(5,501,973)	62,127,507

NET ASSETS
Total increase (decrease) in net assets	96,384,465	(182,371,127)	12,242,050	(11,831,282)
Beginning of period	4,899,748,901	5,082,120,028	270,433,120	282,264,402
End of period	$4,996,133,366	$4,899,748,901	$282,675,170	$270,433,120

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16		08/31/15

Net asset value, beginning of period	$32.38		$35.68		$34.20		$29.61		$28.12		$30.83
Net investment income(a)	0.01	(b)	0.29		0.25		0.26		0.22		0.45
Net realized and unrealized gain (loss)(c)	(0.12)		(3.00)		1.54		4.53		1.64		(2.92)
Net increase (decrease) from investment operations	(0.11)		(2.71)		1.79		4.79		1.86		(2.47)

Distributions(d)
From net investment income	(0.03)		(0.49)		(0.31)		(0.20)		(0.37)		(0.24)
Return of capital	—		(0.10)		—		—		—		—
Total distributions	(0.03)		(0.59)		(0.31)		(0.20)		(0.37)		(0.24)

Net asset value, end of period	$32.24		$32.38		$35.68		$34.20		$29.61		$28.12

Total Return
Based on net asset value	(0.34	)%(e)	(7.61)%		5.26%		16.27%		6.73%		(8.05)%

Ratios to Average Net Assets
Total expenses	0.70	%(f)	0.69%		0.68%		0.68%		0.71%		0.68%
Net investment income	0.05	%(b)(f)	0.86%		0.72%		0.87%		0.79%		1.47%

Supplemental Data
Net assets, end of period (000)	$4,996,133		$4,899,749		$5,082,120		$5,263,819		$4,112,252		$3,583,362
Portfolio turnover rate(g)	12	%(h)(e)	9	%(h)	10	%(h)	13	%(h)	25	%(h)	30	%(h)

(a)	Based on average shares outstanding.

(b)	Includes a one-time special distribution from Tata Consultancy Services Ltd. Excluding such special distribution, the net investment income would have been $(0.03) per share and (0.15)% of average net assets.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding cash creations was as follows:	10%	6%	5%	5%	15%	22%

See notes to consolidated financial statements

C o n s o l i d a t e d F i n a n c i a l H i g h l i g h t s	17

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16		08/31/15

Net asset value, beginning of period	$33.39		$44.10		$46.27		$36.01		$32.24		$31.44
Net investment income(a)	0.28		0.10		(0.00	)(b)	0.09		0.07		0.21
Net realized and unrealized gain (loss)(c)	2.31		(10.60)		(1.06)		10.55		4.36		0.69
Net increase (decrease) from investment operations	2.59		(10.50)		(1.06)		10.64		4.43		0.90

Distributions(d)
From net investment income	(0.42)		(0.21)		(0.63)		(0.38)		(0.66)		(0.10)
Return of capital	—		—		(0.48)		—		—		—
Total distributions	(0.42)		(0.21)		(1.11)		(0.38)		(0.66)		(0.10)

Net asset value, end of period	$35.56		$33.39		$44.10		$46.27		$36.01		$32.24

Total Return
Based on net asset value	7.75	%(e)	(23.88)%		(2.36)%		29.97%		13.99%		2.87%

Ratios to Average Net Assets
Total expenses	0.80	%(f)	0.76%		0.77%		0.75%		0.80%		0.74%
Net investment income	1.54	%(f)	0.28%		(0.00	)%(g)	0.21%		0.23%		0.62%

Supplemental Data
Net assets, end of period (000)	$282,675		$270,433		$282,264		$205,914		$64,825		$62,874
Portfolio turnover rate(h)	13	%(e)(i)	24	%(i)	49	%(i)	38	%(i)	53	%(i)	73	%(i)

(a)	Based on average shares outstanding.

(b)	Rounds to less than $0.01.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Rounds to less than 0.01%.

(h)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:	11%	19%	31%	22%	25%	61%

See notes to consolidated financial statements.

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Notes to Consolidated Financial Statements (unaudited)

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment- in-kind interest income, if any, are recognized daily on the accrual basis.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the consolidated statement of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exists.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, each Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against each Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by each

n o t e s t o C o n s o l i d a t e d F i n a n c ia l H i g h l i g h t s	19

Notes to Consolidated Financial Statements (unaudited) (continued)

Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1– Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Notes to Consolidated Financial Statements (unaudited) (continued)

4.  DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

5.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion.	0.6175
Over $6 billion, up to and including $8 billion.	0.5867
Over $8 billion	0.5573

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

C o n s o l i d a t e d F i n a n c i a l H i g h l i g h t s	21

Notes to Consolidated Financial Statements (unaudited) (continued)

6. PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI India.	$767,261,567	$647,230,482
MSCI India Small-Cap	38,306,444	44,624,724

There were no in-kind transactions for the six months ended February 29, 2020.

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Sales
MSCI India.	$342,383,502
MSCI India Small-Cap	24,706,178

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI India	$4,176,715,478	$1,501,879,300	$(665,287,682)	$836,591,618
MSCI India Small-Cap	286,681,784	53,777,966	(58,885,338)	(5,107,372)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers.

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t T o S h a r e h o l d e r s

Notes to Consolidated Financial Statements (unaudited) (continued)

Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of Investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9              CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI India
Shares sold	7,600,000	$265,425,741	13,250,000	$463,520,113
Shares redeemed	(3,950,000)	(134,086,266)	(4,400,000)	(138,998,583)
Net increase	3,650,000	$131,339,475	8,850,000	$324,521,530
MSCI India Small-Cap
Shares sold	150,000	$5,403,760	2,000,000	$74,141,311
Shares redeemed	(300,000)	(10,905,733)	(300,000)	(12,013,804)
Net increase(decrease)	(150,000)	$(5,501,973)	1,700,000	$62,127,507

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

N o t e s t o C o n s o l i d a t e d F i n a n c i a l S t a t e m e n t s	23

Notes to Consolidated Financial Statements (unaudited) (continued)

10.            LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.            SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares MSCI India ETF and iShares MSCI India Small-Cap ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classificat on.
b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projectio .
c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.
e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	25

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI India(a)	$0.026357	$—	$0.006261	$0.032618	81%	—%	19%	100%
(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. Areturn of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and informat on about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	27

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES an BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust
●	iShares Currency Hedged MSCI Australia ETF | HAUD | NYSE Arca
●	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca
●	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca
●	iShares Currency Hedged MSCI Mexico ETF | HEWW | NYSE Arca
●	iShares Currency Hedged MSCI South Korea ETF | HEWY | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Australia ETF

Investment Objective

The iShares Currency Hedged MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Australian equities while mitigating exposure to fluctuations between the value of the Australian dollar and the U.S. dollar, as represented by the MSCI Australia 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Australia ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	(1.67)%	8.21%	7.14%	8.21%	38.02%
Fund Market	(1.18)	9.07	7.14	9.07	38.04
Index	(0.03)	10.22	7.77	10.22	41.82

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09 /01/19)	(02 /29/20)	the Period	(a)(b)	(09 /01/19)	(02 /29/20)	the Period	(a)(b)	Ratio	(a)
$1,000.00	$983.30	$0.15		$1,000.00	$1,024.70	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Percent of
Sector	Total Investments(a)
Financials	36.5%
Materials	15.6
Health Care	12.7
Real Estate	7.7
Industrials	6.5
Consumer Discretionary	5.8
Consumer Staples	5.7
Energy	5.2
Utilities	2.0
Communication Services	1.6
Information Technology	0.7
TEN LARGEST HOLDINGS
Percent of
Security	Total Investments(a)
Commonwealth Bank of Australia	10.4%
CSL Ltd.	10.1
BHP Group Ltd.	7.1
Westpac Banking Corp.	6.1
National Australia Bank Ltd.	5.2
Australia & New Zealand Banking Group Ltd.	5.0
Woolworths Group Ltd.	3.5
Wesfarmers Ltd.	3.3
Macquarie Group Ltd.	3.3
Transurban Group	2.9

(a)	Excludes money market funds

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Canada ETF

Investment Objective

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	0.16%	3.99%	5.22%	3.99%	26.83%
Fund Market	0.35	4.03	5.21	4.03	26.75
Index	0.20	4.02	5.46	4.02	28.19

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Expense Ratio	(a)
$1,000.00	$1,001.60	$0.15		$1,000.00	$1,024.70	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Percent of
Sector	Total Investments(a)
Financials	38.2%
Energy	18.4
Materials	10.0
Industrials	9.2
Information Technology	7.2
Consumer Staples	4.4
Consumer Discretionary	3.9
Utilities	3.8
Communication Services	3.1
Health Care	1.0
Real Estate	0.8
TEN LARGEST HOLDINGS
Percent of
Security	Total Investments(a)
Royal Bank of Canada	7.7%
Toronto-Dominion Bank (The)	6.7
Enbridge Inc.	5.4
Bank of Nova Scotia (The)	4.6
Canadian National Railway Co.	4.4
Brookfield Asset Management Inc., Class A	3.8
TC Energy Corp.	3.5
Shopify Inc., Class A	3.5
Bank of Montreal	3.1
Suncor Energy Inc.	3.0

(a)	Excludes money market funds

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Japan ETF

Investment Objective

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	1.78%	(1.81)%	1.84%	5.86%	(1.81)%	9.57%	41.38%
Fund Market	1.84	(1.64)	1.88	5.88	(1.64)	9.76	41.52
Index	3.05	0.16	2.62	6.11	0.16	13.82	43.48

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Expense Ratio	(a)
$1,000.00	$1,017.80	$0.00		$1,000.00	$1,024.90	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Percent of
Sector	Total Investments(a)
Industrials	20.5%
Consumer Discretionary	18.2
Information Technology	11.8
Financials	10.7
Health Care	10.2
Communication Services	9.1
Consumer Staples	7.7
Materials	5.1
Real Estate	4.3
Utilities	1.6
Energy	0.8
TEN LARGEST HOLDINGS
Percent of
Security	Total Investments(a)
Toyota Motor Corp.	4.6%
Sony Corp.	2.4
SoftBank Group Corp.	2.2
Mitsubishi UFJ Financial Group Inc	1.9
Keyence Corp.	1.8
Takeda Pharmaceutical Co. Ltd.	1.6
KDDI Corp.	1.5
Recruit Holdings Co. Ltd.	1.5
Honda Motor Co. Ltd	1.3
Sumitomo Mitsui Financial Group Inc	1.3

(a)	Excludes money market funds

Fu n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Mexico ETF

Investment Objective

The iShares Currency Hedged MSCI Mexico ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Mexican equities while mitigating exposure to fluctuations between the value of the Mexican peso and the U.S. dollar, as represented by the MSCI Mexico IMI 25/50 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Mexico ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	(2.75)%	(4.55)%	(3.73)%	(4.55)%	(16.26)%
Fund Market	(3.07)	(4.34)	(3.83)	(4.34)	(16.69)
Index	(3.25)	(5.01)	(3.69)	(5.01)	(16.12)

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Expense Ratio	(a)
$1,000.00	$972.50	$0.15		$1,000.00	$1,024.70	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Percent of
Sector	Total Investments(a)
Consumer Staples	28.1%
Communication Services	22.0
Financials	15.4
Industrials	11.9
Materials	10.8
Real Estate	7.1
Consumer Discretionary	2.3
Utilities	1.7
Health Care	0.7
TEN LARGEST HOLDINGS
Percent of
Security	Total Investments(a)
America Movil SAB de CV, Series L	17.0%
Fomento Economico Mexicano SAB de CV	9.7
Wal-Mart de Mexico SAB de CV	9.0
Grupo Financiero Banorte SAB de CV, Class O	8.6
Grupo Mexico SAB de CV, Series B	4.3
Cemex SAB de CV	3.4
Fibra Uno Administracion SA de CV	3.3
Grupo Televisa SAB	3.1
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2.8
Grupo Aeroportuario del Sureste SAB de CV, Class B	2.4

(a)	Excludes money market funds

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI South Korea ETF

Investment Objective

The iShares Currency Hedged MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization South Korean equities while mitigating exposure to fluctuations between the value of the South Korean won and the U.S. dollar, as represented by the MSCI Korea 25/50 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI South Korea ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	5.54%	(3.36)%	4.53%	(3.36)%	22.99%
Fund Market	4.79	(4.28)	4.41	(4.28)	22.32
Index	4.37	(3.96)	4.74	(3.96)	24.12

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Account Value (09/01/19)	Account Value (02/29/20)	Paid During the Period	(a)(b)	Expense Ratio	(a)
$1,000.00	$1,055.40	$0.00		$1,000.00	$1,024.90	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Percent of
Sector	Total Investments(a)
Information Technology	34.8%
Consumer Discretionary	12.1
Financials	11.9
Industrials	10.2
Communication Services	8.5
Materials	7.7
Consumer Staples	6.6
Health Care	5.3
Energy	1.9
Utilities	1.0
TEN LARGEST HOLDINGS
Percent of
Security	Total Investments(a)
Samsung Electronics Co. Ltd.	22.6%
SK Hynix Inc	6.7
NAVER Corp.	3.4
Hyundai Motor Co.	2.5
LG Chem Ltd.	2.4
Samsung SDI Co. Ltd.	2.3
Celltrion Inc.	2.2
KB Financial Group Inc	2.2
POSCo	2.1
Shinhan Financial Group Co. Ltd.	2.1

(a)	Excludes money market funds

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Australia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 98.8%
iShares MSCI Australia ETF(a)	124,317	$2,501,258
Total Investment Companies — 98.8%
(Cost: $2,663,353)		2,501,258

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	1,000	1,000
Total Short-Term Investments — 0.1%
(Cost: $1,000)		1,000
Total Investments in Securities — 98.9%
(Cost: $2,664,353)		2,502,258
Other Assets, Less Liabilities — 1.1%		28,655
Net Assets — 100.0%		$2,530,913

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

											Change in
	Shares					Shares				Net	Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold		02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	516,749	—		(516,749	)(b)	—	$—	$614	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,000	(b)	—		1,000	1,000	3		—	—
iShares MSCI Australia ETF	60,489	67,939		(4,111)		124,317	2,501,258	27,497		595	(239,535)
							$2,502,258	$28,114		$595	$(239,535)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
AUD	4,130,000	USD	2,662,818	MS	03/03/20	$27,671
USD	2,775,410	AUD	4,130,000	MS	03/03/20	84,921
AUD	219,000	USD	141,793	MS	04/02/20	976
USD	2,716,748	AUD	4,130,000	MS	04/02/20	24,338
						137,906
AUD	4,130,000	USD	2,715,087	MS	03/03/20	(24,598)
USD	2,662,818	AUD	4,130,000	MS	03/03/20	(27,672)
						(52,270)
	Net unrealized appreciation					$85,636

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Australia ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$137,906
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$52,270

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$80,311
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$55,190

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,183,386
Average amounts sold — in USD	$4,972,476

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$137,906	$52,270
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$137,906	$52,270
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$137,906	$52,270

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Derivative
Assets
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Assets(b)
Morgan Stanley & Co. International PLC	$137,906	$(52,270)	$85,636

Derivative
Liabilities
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Liabilities
Morgan Stanley & Co. International PLC	$52,270	$(52,270)	$—

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued) February 29, 2020	iShares® Currency Hedged MSCI Australia ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments Assets Investment Companies	$2,501,258	$—	$—	$2,501,258
Money Market Funds	1,000	—	—	1,000
	$2,502,258	$—	$—	$2,502,258
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$137,906	$—	$137,906
Liabilities
Forward Foreign Currency Exchange Contracts	—	(52,270)	—	(52,270)
	$—	$85,636	$—	$85,636

(a)    Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) February 29, 2020	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.3%
iShares MSCI Canada ETF(a)(b)	1,625,617	$44,850,773

Total Investment Companies — 99.3%
(Cost: $46,048,746)		44,850,773

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(a)(c)(d)	1,040,769	1,041,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(c)	32,000	32,000
		1,073,497
Total Short-Term Investments — 2.4%
(Cost: $1,073,289)		1,073,497

Total Investments in Securities — 101.7%
(Cost: $47,122,035)		45,924,270

Other Assets, Less Liabilities — (1.7)%		(747,950)

Net Assets — 100.0%		$45,176,320

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

											Change in
	Shares				Shares				Net		Unrealized
	Held at	Shares	Shares		Held at	Value at			Realized		Appreciation
Affiliated Issuer	08/31/19	Purchased	Sold		02/29/20	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,183,927	—	(6,143,158	)(b)	1,040,769	$1,041,497	$6,198	(c)	$533		$221
BlackRock Cash Funds: Treasury, SL Agency Shares	480,000	—	(448,000	)(b)	32,000	32,000	89		—		—
iShares MSCI Canada ETF	1,354,924	398,555	(127,862)		1,625,617	44,850,773	634,741		238,455		(1,563,703)
						$45,924,270	$641,028		$238,988		$(1,563,482)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	48,550,160	CAD	64,188,000	MS	03/03/20	$728,863
CAD	1,475,000	USD	1,098,862	MS	04/02/20	80
USD	48,103,736	CAD	64,188,000	MS	04/02/20	280,759
						1,009,702
CAD	64,188,000	USD	48,103,289	MS	03/03/20	(281,992)
CAD	1,982,000	USD	1,478,375	MS	04/02/20	(1,695)
						(283,687)
	Net unrealized appreciation					$726,015

12	2020 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued) February 29, 2020	iShares® Currency Hedged MSCI Canada ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,009,702

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$283,687

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$158,359

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$304,750

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$42,743,774
Average amounts sold — in USD	$84,028,704

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,009,702	$283,687
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,009,702	$283,687
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$1,009,702	$283,687

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Derivative
Assets
	Subject to	Derivatives		Cash		Net Amount
	an MNA by	Available		Collateral		of Derivative
Counterparty	Counterparty	for Offset	(a)	Received	(b)	Assets	(c)(d)
Morgan Stanley & Co. International PLC	$1,009,702	$(283,687)		$(490,000)		$236,015

Derivative
Liabilities
	Subject to	Derivatives		Cash	Net Amount
	an MNA by	Available		Collateral	of Derivative
Counterparty	Counterparty	for Offset	(a)	Pledged	Liabilities
Morgan Stanley & Co. International PLC	$283,687	$(283,687)		$—	$—

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued) February 29, 2020	iShares® Currency Hedged MSCI Canada ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$44,850,773	$—	$—	$44,850,773
Money Market Funds	1,073,497	—	—	1,073,497
	$45,924,270	$—	$—	$45,924,270
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,009,702	$—	$1,009,702
Liabilities
Forward Foreign Currency Exchange Contracts	—	(283,687)	—	(283,687)
	$—	$726,015	$—	$726,015

(a)   Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) February 29, 2020	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 102.0%
iShares MSCI Japan ETF(a)	5,956,293	$315,445,277

Total Investment Companies — 102.0%
(Cost: $358,603,043)		315,445,277

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	882,000	882,000

Total Short-Term Investments — 0.3%
(Cost: $882,000)		882,000

Total Investments in Securities — 102.3%
(Cost: $359,485,043)		316,327,277

Other Assets, Less Liabilities — (2.3)%		(7,176,278)

Net Assets — 100.0%		$309,150,999

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

									Change in
	Shares				Shares			Net	Unrealized
	Held at	Shares		Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold	02/29/20	02/29/20	Income	Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	882,000	(b)	—	882,000	$882,000	$2,725	$—	$—
iShares MSCI Japan ETF	6,100,458	4,571,728		(4,715,893)	5,956,293	315,445,277	4,885,011	(2,051,984)	(5,885,962)
						$316,327,277	$4,887,736	$(2,051,984)	$(5,885,962)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
JPY	550,641,000	USD	5,022,557	ANZ	03/03/20	$82,589
JPY	69,389,000	USD	641,173	BNP	03/03/20	2,151
JPY	184,520,000	USD	1,677,757	CITI	03/03/20	32,979
JPY	3,823,113,000	USD	35,230,460	HSBC	03/03/20	214,682
JPY	10,118,899,300	USD	92,785,138	MS	03/03/20	1,029,986
JPY	33,643,462,400	USD	306,217,119	NAB	03/03/20	5,700,760
JPY	3,666,567,000	USD	33,341,633	SSB	03/03/20	652,127
JPY	1,922,558,000	USD	17,853,983	BOA	04/02/20	179
JPY	1,465,956,000	USD	13,579,993	HSBC	04/02/20	33,857
JPY	37,318,000	USD	340,496	MS	04/02/20	6,064
						7,755,374
USD	1,650,207	JPY	180,994,000	BNP	03/03/20	(27,839)
USD	82,406	JPY	9,030,000	BOA	03/03/20	(1,313)
USD	175,724	JPY	19,650,000	BSCH	03/03/20	(6,456)
USD	45,042	JPY	4,941,000	CBA	03/03/20	(767)

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued) February 29, 2020	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	11,363,784	JPY	1,273,457,000	CITI	03/03/20	$(442,789)
USD	339,669,158	JPY	36,960,848,300	HSBC	03/03/20	(3,005,127)
USD	76,850,946	JPY	8,318,629,400	MS	03/03/20	(273,376)
USD	64,409	JPY	7,037,000	NAB	03/03/20	(832)
USD	47,708,970	JPY	5,268,822,000	SSB	03/03/20	(1,139,742)
USD	120,197	JPY	13,183,000	TDB	03/03/20	(2,027)
JPY	1,478,714,000	USD	13,746,400	UBS	04/02/20	(14,071)
USD	54,111,529	JPY	5,937,081,600	MS	04/02/20	(1,024,190)
USD	306,717,390	JPY	33,643,462,400	NAB	04/02/20	(5,718,355)
						(11,656,884)
	Net unrealized depreciation					$(3,901,510)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$7,755,374

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$11,656,884

Forward foreign currency exchange contracts Foreign Currency Exchange Contracts

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$4,577,371

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$3,337,710

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$451,843,338
Average amounts sold — in USD	$791,937,292

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued) February 29, 2020	iShares® Currency Hedged MSCI Japan ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$7,755,374	$11,656,884
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$7,755,374	$11,656,884
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$7,755,374	$11,656,884

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative
	Assets
	Subject to	Derivatives	Cash	Net Amount
	an MNA by	Available	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Assets	(b)(c)
Australia and New Zealand Bank Group	$82,589	$—	$—	$82,589
Bank of America N.A	179	(179)	—	—
BNP Paribas SA	2,151	(2,151)	—	—
Citibank N.A.	32,979	(32,979)	—	—
HSBC Bank PLC	248,539	(248,539)	—	—
Morgan Stanley & Co. International PLC	1,036,050	(1,036,050)	—	—
National Australia Bank Limited	5,700,760	(5,700,760)	—	—
State Street Bank and Trust Co.	652,127	(652,127)	—	—
	$7,755,374	$(7,672,785)	$—	$82,589

	Derivative
	Liabilities
	Subject to	Derivatives	Cash	Net Amount
	an MNA by	Available	Collateral	of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged (d)	Liabilities	(c)(e)
Banco Santander Central Hispano	$6,456	$—	$—	$6,456
Bank of America N.A.	1,313	(179)	—	1,134
BNP Paribas SA	27,839	(2,151)	—	25,688
Citibank N.A.	442,789	(32,979)	—	409,810
Commonwealth Bank of Australia	767	—	—	767
HSBC Bank PLC	3,005,127	(248,539)	—	2,756,588
Morgan Stanley & Co. International PLC	1,297,566	(1,036,050)	(261,516)	—
National Australia Bank Limited	5,719,187	(5,700,760)	—	18,427
State Street Bank and Trust Co.	1,139,742	(652,127)	—	487,615
Toronto Dominion Bank	2,027	—	—	2,027
UBS AG	14,071	—	—	14,071
	$11,656,884	$(7,672,785)	$(261,516)	$3,722,583

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued) February 29, 2020	iShares® Currency Hedged MSCI Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$315,445,277	$—	$—	$315,445,277
Money Market Funds	882,000	—	—	882,000
	$316,327,277	$—	$—	$316,327,277
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$7,755,374	$—	$7,755,374
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,656,884)	—	(11,656,884)
	$—	$(3,901,510)	$—	$(3,901,510)

(a)   Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) February 29, 2020	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 98.1%
iShares MSCI Mexico ETF(a)(b)	18,186	$756,902

Total Investment Companies — 98.1%
(Cost: $827,506)		756,902

Short-Term Investments

Money Market Funds — 41.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(a)(c)(d)	318,956	319,179

Total Short-Term Investments — 41.4%
(Cost: $319,147)		319,179

Total Investments in Securities — 139.5%
(Cost: $1,146,653)		1,076,081

Other Assets, Less Liabilities — (39.5)%		(304,547)

Net Assets — 100.0%		$771,534

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares	Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased	Sold		02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	361,871	—	(42,915	)(b)	318,956	$319,179	$2,024	(c)	$(34)	$68
iShares MSCI Mexico ETF	19,457	1,014	(2,285)		18,186	756,902	8,103		(10,127)	17,242
						$1,076,081	$10,127		$(10,161)	$17,310

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
MXN	15,679,000	USD	792,009	MS	03/03/20	$4,567
USD	831,607	MXN	15,679,000	MS	03/03/20	35,031
MXN	640,000	USD	32,226	MS	04/02/20	136
USD	802,360	MXN	15,614,000	MS	04/02/20	12,839
						52,573
MXN	15,679,000	USD	809,510	MS	03/03/20	(12,934)
USD	792,009	MXN	15,679,000	MS	03/03/20	(4,567)
						(17,501)
	Net unrealized appreciation					$35,072

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued) February 29, 2020	iShares® Currency Hedged MSCI Mexico ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$52,573

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$17,501

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(39,432)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$905

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,347,059
Average amounts sold — in USD	$2,164,721

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$52,573	$17,501
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$52,573	$17,501
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$52,573	$17,501

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Derivative
Assets
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Assets(b)
Morgan Stanley & Co. International PLC	$52,573	$(17,501)	$35,072

Derivative
Liabilities
	Subject to	Derivatives		Net Amount
	an MNA by	Available		of Derivative
Counterparty	Counterparty	for Offset	(a)	Liabilities
Morgan Stanley & Co. International PLC	$17,501	$(17,501)		$—

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Mexico ETF
February 29, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$756,902	$—	$—	$756,902
Money Market Funds	319,179	—	—	319,179
	$1,076,081	$—	$—	$1,076,081
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts.	$—	$52,573	$—	$52,573
Liabilities
Forward Foreign Currency Exchange Contracts	—	(17,501)	—	(17,501)
	$—	$35,072	$—	$35,072

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI South Korea ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.7%
iShares MSCI South Korea ETF(a)	36,529	$2,007,634
Total Investment Companies — 100.7%
(Cost: $2,437,265)		2,007,634

Short-Term Investments
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	31,000	31,000
Total Short-Term Investments — 1.6%
(Cost: $31,000)		31,000
Total Investments in Securities — 102.3%
(Cost: $2,468,265)		2,038,634
Other Assets, Less Liabilities — (2.3)%		(45,628)
Net Assets — 100.0%		$1,993,006
(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

											Change in
	Shares					Shares				Net	Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold		02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$55	(c)	$(116)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	33,000	—		(2,000	)(b)	31,000	31,000	267		—	—
iShares MSCI South Korea ETF	45,214	2,840		(11,525)		36,529	2,007,634	45,907		(115,259)	221,162
							$2,038,634	$46,229		$(115,375)	$221,162

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
KRW	2,563,851,000	USD	2,109,645	MS	03/03/20	$1,390
USD	2,152,900	KRW	2,563,851,000	MS	03/03/20	41,866
KRW	107,933,000	USD	89,457	MS	04/02/20	413
						43,669
KRW	2,563,851,000	USD	2,117,581	MS	03/03/20	(6,547)
USD	2,109,645	KRW	2,563,851,000	MS	03/03/20	(1,390)
USD	2,095,615	KRW	2,536,951,000	MS	04/02/20	(16,751)
						(24,688)
	Net unrealized appreciation					$18,981

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI South Korea ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$43,669

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$24,688

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts.	$61,294

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts.	$(73,031)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD.	$4,398,746
Average amounts sold — in USD	$6,791,123

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$43,669	$24,688
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$43,669	$24,688
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$43,669	$24,688

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Derivative
Assets
	Subject to	Derivatives	Cash	Net Amount
	an MNA by	Available	Collateral	of Derivative
Counterparty	Counterparty	for Offset(a)	Received(b)	Assets
Morgan Stanley & Co. International PLC.	$43,669	$(24,688)	$(18,981)	$—

Derivative
Liabilities
	Subject to	Derivatives	Cash	Net Amount
	an MNA by	Available	Collateral	of Derivative
Counterparty	Counterparty	for Offset(a)	Pledged	Liabilities
Morgan Stanley & Co. International PLC.	$24,688	$(24,688)	$—	$—

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI South Korea ETF
February 29, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,007,634	$—	$—	$2,007,634
Money Market Funds	31,000	—	—	31,000
	$2,038,634	$—	$—	$2,038,634

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts.	$—	$43,669	$—	$43,669
Liabilities
Forward Foreign Currency Exchange Contracts	—	(24,688)	—	(24,688)
	$—	$18,981	$—	$18,981

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares	iShares	iShares	iShares
	Currency	Currency	Currency	Currency
	Hedged	Hedged	Hedged	Hedged
	MSCI	MSCI	MSCI Japan	MSCI Mexico
	Australia ETF	Canada ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Affiliated(b)	$2,502,258	$45,924,270	$316,327,277	$1,076,081
Cash	148	480,175	674	434
Receivables:
Securities lending income — Affiliated	185	2,142	—	257
Capital shares sold	—	—	339,125	—
Dividends	—	466	757	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	137,906	1,009,702	7,755,374	52,573
Total assets	2,640,497	47,416,755	324,423,207	1,129,345

LIABILITIES
Cash received:
Collateral — forward foreign currency exchange contracts	—	490,000	700,000	—
Collateral on securities loaned, at value	—	1,040,750	—	319,146
Payables:
Investments purchased	57,248	424,842	2,727,357	21,144
Capital shares redeemed	—	—	186,519	—
Investment advisory fees	66	1,156	1,448	20
Unrealized depreciation on:
Forward foreign currency exchange contracts	52,270	283,687	11,656,884	17,501
Total liabilities	109,584	2,240,435	15,272,208	357,811

NET ASSETS	$2,530,913	$45,176,320	$309,150,999	$771,534

NET ASSETS CONSIST OF:
Paid-in capital	$3,039,166	$45,553,367	$417,554,764	$1,330,886
Accumulated loss	(508,253)	(377,047)	(108,403,765)	(559,352)
NET ASSETS	$2,530,913	$45,176,320	$309,150,999	$771,534

Shares outstanding	100,000	1,750,000	10,550,000	50,000
Net asset value	$25.31	$25.82	$29.30	$15.43
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$—	$998,758	$—	$308,904
(b) Investments, at cost — Affiliated	$2,664,353	$47,122,035	$359,485,043	$1,146,653

See notes to financial statements.

F i n a n c i a l s t a t e m e n t s	25

Statements of Assets and Liabilities (unaudited) (continued)

 February 29, 2020

iShares
Currency
Hedged
MSCI South
Korea ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$2,038,634
Cash	24
Receivables:
Securities lending income — Affiliated	8
Dividends	40
Unrealized appreciation on:
Forward foreign currency exchange contracts.	43,669
Total assets	2,082,375

LIABILITIES
Cash received:
Collateral — forward foreign currency exchange contracts.	30,000
Payables:
Investments purchased	34,681
Unrealized depreciation on:
Forward foreign currency exchange contracts.	24,688
Total liabilities	89,369

NET ASSETS	$1,993,006

NET ASSETS CONSIST OF:
Paid-in capital	$2,560,159
Accumulated loss	(567,153)
NET ASSETS	$1,993,006

Shares outstanding	100,000
Net asset value	$19.93
Shares authorized	Unlimited
Par value	None

(a) Investments, at cost — Affiliated	$2,468,265

See notes to financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares			iShares
	Currency	iShares	iShares	Currency
	Hedged	Currency	Currency	Hedged
	MSCI	Hedged	Hedged	MSCI
	Australia	MSCI	MSCI Japan	Mexico
	ETF	Canada ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Affiliated	$27,500	$634,830	$4,887,736	$8,103
Securities lending income — Affiliated — net	614	6,198	—	2,024
Total investment income	28,114	641,028	4,887,736	10,127

EXPENSES
Investment advisory fees	5,433	132,048	937,881	2,523
Total expenses	5,433	132,048	937,881	2,523
Less:
Investment advisory fees waived	(5,170)	(125,657)	(931,592)	(2,400)
Total expenses after fees waived	263	6,391	6,289	123
Net investment income	27,851	634,637	4,881,447	10,004

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	595	8,708	(171,908)	(10,161)
In-kind redemptions — Affiliated	—	230,280	(1,880,076)	—
Forward foreign currency exchange contracts	80,311	158,359	4,577,371	(39,432)
Net realized gain (loss)	80,906	397,347	2,525,387	(49,593)
Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(239,535)	(1,563,482)	(5,885,962)	17,310
Forward foreign currency exchange contracts	55,190	304,750	3,337,710	905
Net change in unrealized appreciation (depreciation)	(184,345)	(1,258,732)	(2,548,252)	18,215
Net realized and unrealized loss	(103,439)	(861,385)	(22,865)	(31,378)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(75,588)	$(226,748)	$4,858,582	$(21,374)

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	27

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares
Currency
Hedged
MSCI
South
Korea ETF

INVESTMENT INCOME
Dividends — Affiliated	$46,174
Securities lending income — Affiliated — net.	55
Total investment income	46,229

EXPENSES
Investment advisory fees	9,063
Total expenses	9,063
Less:
Investment advisory fees waived	(9,063)
Total expenses after fees waived	—
Net investment income	46,229

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(115,375)
Forward foreign currency exchange contracts	61,294
Net realized loss	(54,081)
Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	221,162
Forward foreign currency exchange contracts	(73,031)
Net change in unrealized appreciation (depreciation)	148,131
Net realized and unrealized gain	94,050
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$140,279

See notes to financial statements.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Australia ETF		iShares Currency Hedged MSCI Canada ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income.	$27,851	$67,798	$634,637	795,267
Net realized gain	80,906	86,345	397,347	512,750
Net change in unrealized appreciation (depreciation)	(184,345)	(35,340)	(1,258,732)	720,515
Net increase (decrease) in net assets resulting from operations	(75,588)	118,803	(226,748)	2,028,532

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(28,053)	(67,624)	(1,022,741)	(1,551,758)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,321,172	—	8,136,184	32,455,361

NET ASSETS
Total increase in net assets	1,217,531	51,179	6,886,695	32,932,135
Beginning of period	1,313,382	1,262,203	38,289,625	5,357,490
End of period	$2,530,913	$1,313,382	$45,176,320	$38,289,625

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	29

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI Japan ETF		iShares Currency Hedged MSCI MexiCo ETF
	Six Months		Six Months
	Ended		Ended	Year
	02/29/20	Year Ended	02/29/20	Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,881,447	$10,254,418	$10,004	$27,218
Net realized gain (loss)	2,525,387	(11,275,497)	(49,593)	115
Net change in unrealized appreciation (depreciation)	(2,548,252)	(80,881,818)	18,215	(124,873)
Net increase (decrease) in net assets resulting from operations	4,858,582	(81,902,897)	(21,374)	(97,540)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,438,282)	(10,252,183)	(11,031)	(26,532)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(20,407,449)	(583,540,993)	—	(44,352)

NET ASSETS
Total decrease in net assets	(19,987,149)	(675,696,073)	(32,405)	(168,424)
Beginning of period	329,138,148	1,004,834,221	803,939	972,363
End of period	$309,150,999	$329,138,148	$771,534	$803,939

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares
	Currency Hedged MSCI South
	Korea ETF
	Six Months
	Ended
	02/29/20	Year Ended
	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,229	$299,366
Net realized loss	(54,081)	(1,275,302)
Net change in unrealized appreciation (depreciation)	148,131	(752,661)
Net increase (decrease) in net assets resulting from operations	140,279	(1,728,597)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(551,573)	(1,247,093)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	3,941,137

NET ASSETS
Total increase (decrease) in net assets	(411,294)	965,447
Beginning of period	2,404,300	1,438,853
End of period	$1,993,006	$2,404,300

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Australia ETF
	Six Months Ended						Period From
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	06/29/15	(a)
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	to 08/31/15

Net asset value, beginning of period	$26.27		$25.24	$23.06	$22.02	$23.52	$24.48
Net investment income (loss)(b)	0.43		1.36	1.05	0.75	0.72	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.83)		1.02	2.18	1.40	0.49	(0.96)
Net increase (decrease) from investment operations	(0.40)		2.38	3.23	2.15	1.21	(0.96)

Distributions(e)
From net investment income	(0.56)		(1.35)	(1.05)	(1.11)	(0.90)	—
In excess of net investment income	—		—	—	—	(1.81)	—
Total distributions	(0.56)		(1.35)	(1.05)	(1.11)	(2.71)	—

Net asset value, end of period	$25.31		$26.27	$25.24	$23.06	$22.02	$23.52

Total Return
Based on net asset value	(1.67	)%(f)	10.12%	14.25%	9.86%	5.70%	(3.92	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.62	%(h)	0.62%	0.62%	0.62%	0.62%	0.62	%(h)
Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%	0.03%	0.03%	0.04	%(h)
Net investment income (loss)	3.18	%(h)	5.53%	4.38%	3.31%	3.33%	(0.04	)%(h)

Supplemental Data
Net assets, end of period (000)	$2,531		$1,313	$1,262	$1,153	$9,910	$2,352
Portfolio turnover rate(i)(j)	5	%(f)	11%	12%	13%	15%	0	%(f)(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.
(k)	Rounds to less than 1%.

See notes to financial statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Canada ETF
	Six Months Ended							Period From
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended		06/29/15	(a)
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16		to 08/31/15

Net asset value, beginning of period	$26.41		$26.79	$24.70	$23.54	$23.47		$24.36
Net investment income (loss)(b)	0.40		0.59	0.56	0.24	0.41		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.33)		0.30	2.10	1.38	1.07		(0.89)
Net increase (decrease) from investment operations	0.07		0.89	2.66	1.62	1.48		(0.89)

Distributions(e)
From net investment income	(0.29)		(0.64)	(0.57)	(0.46)	(0.46)		—
From net realized gain	(0.37)		(0.63)	—	—	(0.95)		—
Return of capital	—		—	—	—	(0.00	)(c)
Total distributions	(0.66)		(1.27)	(0.57)	(0.46)	(1.41)		—

Net asset value, end of period	$25.82		$26.41	$26.79	$24.70	$23.54		$23.47

Total Return
Based on net asset value	0.16	%(f)	3.84%	10.82%	6.86%	6.92%		(3.69	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.62	%(h)	0.62%	0.62%	0.62%	0.62%		0.62	%(h)
Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%	0.03%	0.03%		0.05	%(h)
Net investment income (loss)	2.98	%(h)	2.31%	2.12%	0.98%	1.84%		(0.05	)%(h)

Supplemental Data
Net assets, end of period (000)	$45,176		$38,290	$5,357	$2,470	$10,593		$2,347
Portfolio turnover rate(i)(j)	5	%(f)	12%	10%	8%	13%		0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18	08/31/17		08/31/16		08/31/15

Net asset value, beginning of period	$29.13		$32.36		$29.56	$24.73		$29.46		$25.02
Net investment income(a)	0.45		0.45		0.46	0.52		0.41		0.43
Net realized and unrealized gain (loss)(b)	0.11		(3.04)		2.81	4.78		(4.11)		4.58
Net increase (decrease) from investment operations	0.56		(2.59)		3.27	5.30		(3.70)		5.01

Distributions(c)
From net investment income	(0.39)		(0.64)		(0.47)	(0.47)		(0.44)		(0.32)
From net realized gain	—		—		—	—		(0.59)		(0.25)
Total distributions	(0.39)		(0.64)		(0.47)	(0.47)		(1.03)		(0.57)

Net asset value, end of period	$29.30		$29.13		$32.36	$29.56		$24.73		$29.46

Total Return
Based on net asset value	1.78	%(d)	(8.06)%		11.07%	21.50%		(12.91)%		20.08%

Ratios to Average Net Assets
Total expenses(e)	0.53	%(f)	0.53%		0.53%	0.53%		0.53%		0.53%
Total expenses after fees waived(e)	0.00	%(f)(g)	0.00	%(g)	0.01%	0.00	%(g)	0.00	%(g)	0.01%
Net investment income	2.76	%(f)	1.47%		1.41%	1.84%		1.57%		1.39%

Supplemental Data
Net assets, end of period (000)	$309,151		$329,138		$1,004,834	$1,198,726		$476,015		$735,081
Portfolio turnover rate(h)(i)	2	%(d)	9%		9%	11%		11%		12%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Mexico ETF
	Six Months Ended						Period From
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	06/29/15	(a)
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	to 08/31/15

Net asset value, beginning of period	$16.08		$19.45	$21.52	$23.54	$24.03	$24.43
Net investment income (loss)(b)	0.20		0.51	0.41	0.43	0.49	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.63)		(3.43)	(1.95)	0.09	1.15	(0.40)
Net increase (decrease) from investment operations	(0.43)		(2.92)	(1.54)	0.52	1.64	(0.40)

Distributions(e)
From net investment income	(0.22)		(0.45)	(0.53)	(0.33)	(0.71)	—
In excess of net investment income	—		—	—	(2.21)	(1.42)	—
Total distributions	(0.22)		(0.45)	(0.53)	(2.54)	(2.13)	—

Net asset value, end of period	$15.43		$16.08	$19.45	$21.52	$23.54	$24.03

Total Return
Based on net asset value	(2.75	)%(f)	(15.02)%	(7.10)%	3.24%	7.41%	(1.64	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.62	%(h)	0.62%	0.62%	0.62%	0.62%	0.62	%(h)
Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%	0.03%	0.03%	0.04	%(h)
Net investment income (loss)	2.46	%(h)	3.01%	2.05%	2.03%	2.11%	(0.04	)%(h)

Supplemental Data
Net assets, end of period (000)	$772		$804	$972	$3,228	$1,177	$2,403
Portfolio turnover rate(i)(j)	5	%(f)	18%	23%	12%	22%	0	%(f)(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.
(k)	Rounds to less than 1%.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI South Korea ETF
	Six Months Ended						Period From
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	06/29/15	(a)
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	to 08/31/15

Net asset value, beginning of period	$24.04		$28.78	$29.31	$24.71	$22.70	$24.64
Net investment income (loss)(b)	0.46		0.43	0.89	0.51	2.12	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	0.95		(3.75)	(0.53)	5.29	0.92	(1.94)
Net increase (decrease) from investment operations	1.41		(3.32)	0.36	5.80	3.04	(1.94)

Distributions(e)
From net investment income	(0.47)		(0.37)	(0.89)	(0.35)	(0.55)	—
From net realized gain	(5.05)		(1.05)	—	(0.85)	(0.48)	—
Total distributions	(5.52)		(1.42)	(0.89)	(1.20)	(1.03)	—

Net asset value, end of period	$19.93		$24.04	$28.78	$29.31	$24.71	$22.70

Total Return
Based on net asset value	5.54	%(f)	(11.65)%	1.09%	24.59%	13.67%	(7.87	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.77	%(h)	0.77%	0.77%	0.77%	0.77%	0.77	%(h)
Total expenses after fees waived(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.00%	0.02	%(h)
Net investment income (loss)	3.93	%(h)	1.65%	2.96%	2.01%	9.13%	(0.02	)%(h)

Supplemental Data
Net assets, end of period (000)	$1,993		$2,404	$1,439	$1,465	$12,353	$2,270
Portfolio turnover rate(i)(j)	7	%(f)	17%	11%	25%	21%	2	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Currency Hedged MSCI Australia	Diversified
Currency Hedged MSCI Canada	Diversified
Currency Hedged MSCI Japan	Diversified
Currency Hedged MSCI MexiCo	Diversified
Currency Hedged MSCI South Korea	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N o t e s t o F i n a n c i a l S t a t e m e n t s	37

Notes to Financial Statements (unaudited) (continued)

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

38	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
Currency Hedged MSCI Canada
TD Prime Services LLC	$998,758	$998,758	$—	$—
Currency Hedged MSCI MexiCo
Citigroup Global Markets Inc.	$225,664	$225,664	$—	$—
Jefferies LLC	83,240	83,240	—	—
	$308,904	$308,904	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Each Fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts ("NDFs") are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds' investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N o t e s t o F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI Australia	0.62%
Currency Hedged MSCI Canada	0.62
Currency Hedged MSCI Japan	0.53
Currency Hedged MSCI MexiCo	0.62
Currency Hedged MSCI South Korea	0.77

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI Australia ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Australia ETF (“EWA”), after taking into account any fee waivers by EWA, plus 0.03%.

For the iShares Currency Hedged MSCI Canada ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Canada ETF (“EWC”), after taking into account any fee waivers by EWC, plus 0.03%.

For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2020 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

For the iShares Currency Hedged MSCI Mexico ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Mexico ETF (“EWW”), after taking into account any fee waivers by EWW, plus 0.03%.

For the iShares Currency Hedged MSCI South Korea ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI South Korea ETF (“EWY”), after taking into account any fee waivers by EWY, plus 0.03%. BFA has also contractually agreed to an additional reduction in the investment advisory fee of 0.03% through December 31, 2020.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
Currency Hedged MSCI Australia	$128
Currency Hedged MSCI Canada	1,581
Currency Hedged MSCI MexiCo	490
Currency Hedged MSCI South Korea	19

40	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Australia	$209,704	$92,703
Currency Hedged MSCI Canada	2,157,768	2,410,053
Currency Hedged MSCI Japan	21,218,594	5,859,456
Currency Hedged MSCI MexiCo	43,534	101,407
Currency Hedged MSCI South Korea	165,186	671,553

For the six months ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Australia	$1,311,795	$—
Currency Hedged MSCI Canada	9,570,004	1,337,006
Currency Hedged MSCI Japan	244,975,090	265,887,698

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI Australia	$468,506
Currency Hedged MSCI Japan	69,777,311
Currency Hedged MSCI MexiCo	417,442

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Australia	$2,678,160	$85,636	$(175,902)	$(90,266)
Currency Hedged MSCI Canada	47,136,864	726,224	(1,212,803)	(486,579)
Currency Hedged MSCI Japan	361,262,228	—	(48,836,461)	(48,836,461)
Currency Hedged MSCI MexiCo	1,169,369	35,104	(93,320)	(58,216)
Currency Hedged MSCI South Korea	2,478,719	18,981	(440,085)	(421,104)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Australia
Shares sold	50,000	$1,321,172	—	$—
Currency Hedged MSCI Canada
Shares sold	350,000	$9,479,812	1,850,000	$47,613,132
Shares redeemed	(50,000)	(1,343,628)	(600,000)	(15,157,771)
Net increase	300,000	$8,136,184	1,250,000	$32,455,361
Currency Hedged MSCI Japan
Shares sold	7,550,000	$246,426,505	14,950,000	$470,204,334
Shares redeemed	(8,300,000)	(266,833,954)	(34,700,000)	(1,053,745,327)
Net decrease	(750,000)	$(20,407,449)	(19,750,000)	$(583,540,993)
Currency Hedged MSCI MexiCo
Shares sold.	—	$—	50,000	$814,287
Shares redeemed	—	—	(50,000)	(858,639)
Net decrease	—	$—	—	$(44,352)
Currency Hedged MSCI South Korea
Shares sold.	—	$—	1,450,000	$40,677,512
Shares redeemed	—	—	(1,400,000)	(36,736,375)
Net increase	—	$—	50,000	$3,941,137

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

42	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Currency Hedged MSCI Australia ETF, iShares Currency Hedged MSCI Canada ETF, iShares Currency Hedged MSCI Japan ETF, iShares Currency Hedged MSCI Mexico ETF and iShares Currency Hedged MSCI South Korea ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

44	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Currency Hedged MSCI Australia(a)	$0.520742	$—	$0.040318	$0.561060	93%	—%	7%	100%
Currency Hedged MSCI Canada(a)	0.158619	0.371966	0.128232	0.658817	25	56	19	100
Currency Hedged MSCI Japan(a)	0.308492	—	0.086022	0.394514	78	—	22	100
Currency Hedged MSCI Mexico(a)	0.219054	—	0.001561	0.220615	99	—	1	100
Currency Hedged MSCI South Korea(a)	0.151074	5.053720	0.310940	5.515734	2	92	6	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

N o t e s t o F i n a n c i a l S t a t e m e n t s	45

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

46	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group
BNP	BNP Paribas SA
BOA	Bank of America N.A.
BSCH	Banco Santander Central Hispano
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
HSBC	HSBC Bank PLC
MS	Morgan Stanley & Co. International PLC
NAB	National Australia Bank Limited
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	United States Dollar

N o t e s t o F i n a n c i a l S t a t e m e n t s	47

Additional Financial Information

February 29, 2020

iShares, Inc.

iShares MSCI Australia ETF | EWA | NYSE Arca
iShares MSCI Canada ETF | EWC | NYSE Arca
iShares MSCI Japan ETF | EWJ | NYSE Arca
iShares MSCI Mexico ETF | EWW | NYSE Arca
iShares MSCI South Korea ETF | EWY | NYSE Arca

Schedule of Investments (unaudited)	iShares® MSCI Australia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.	1,044,079	$3,722,629
Banks — 26.8%
Australia & New Zealand Banking Group Ltd.	4,063,291	65,049,794
Bendigo & Adelaide Bank Ltd.	748,480	4,434,932
Commonwealth Bank of Australia	2,537,589	133,801,096
National Australia Bank Ltd.	4,132,880	66,883,317
Westpac Banking Corp.	5,122,276	78,073,155
		348,242,294
Beverages — 1.0%
Coca-Cola Amatil Ltd.	725,797	5,376,832
Treasury Wine Estates Ltd.	1,037,122	7,375,588
		12,752,420
Biotechnology — 10.0%
CSL Ltd.	650,775	129,837,037
Capital Markets — 4.8%
ASX Ltd.	277,103	13,246,011
Macquarie Group Ltd.	483,678	42,046,916
Magellan Financial Group Ltd.	182,615	6,565,238
		61,858,165
Chemicals — 0.9%
Incitec Pivot Ltd.	2,299,721	4,047,893
Orica Ltd.	581,352	7,421,568
		11,469,461
Commercial Services & Supplies — 1.3%
Brambles Ltd.	2,226,888	17,171,998
Construction & Engineering — 0.2%
CIMIC Group Ltd.	139,761	2,148,244
Construction Materials — 1.3%
Boral Ltd.	1,673,704	4,877,624
James Hardie Industries PLC	637,106	11,596,151
		16,473,775
Diversified Financial Services — 0.8%
AMP Ltd.(a)	4,931,666	5,325,982
Challenger Ltd.	788,296	4,620,027
		9,946,009
Diversified Telecommunication Services — 1.2%
Telstra Corp. Ltd.	5,961,444	13,183,686
TPG Telecom Ltd.	531,129	2,578,614
		15,762,300
Electric Utilities — 0.2%
AusNet Services	2,679,053	2,927,806
Energy Equipment & Services — 0.3%
Worley Ltd.	483,155	3,900,157
Equity Real Estate Investment Trusts (REITs) — 6.9%
BGP Holdings PLC(a)(b)	18,888,372	207
Dexus	1,571,003	12,316,913
Goodman Group	2,357,247	22,767,125
GPT Group (The)	2,789,694	10,396,225
Mirvac Group	5,633,890	11,042,648
Scentre Group	7,525,810	16,788,838
Stockland	3,414,702	10,369,671
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)

Vicinity Centres	4,591,452	$6,394,331
		90,075,958
Food & Staples Retailing — 4.6%
Coles Group Ltd.	1,623,452	14,873,899
Woolworths Group Ltd.	1,807,211	45,209,725
		60,083,624
Gas Utilities — 0.9%
APA Group	1,689,786	11,701,116
Health Care Equipment & Supplies — 0.8%
Cochlear Ltd.	82,786	11,080,379
Health Care Providers & Services — 1.7%
Ramsay Health Care Ltd.	231,524	10,152,198
Sonic Healthcare Ltd.	648,585	12,043,443
		22,195,641
Hotels, Restaurants & Leisure — 2.3%
Aristocrat Leisure Ltd.	826,047	17,634,178
Crown Resorts Ltd.	533,401	3,494,128
Flight Centre Travel Group Ltd.	80,837	1,700,143
Tabcorp Holdings Ltd.	2,891,884	7,066,614
		29,895,063
Insurance — 3.9%
Insurance Australia Group Ltd.	3,322,888	13,668,714
Medibank Pvt Ltd.	3,944,089	7,196,551
QBE Insurance Group Ltd.	1,877,178	16,448,118
Suncorp Group Ltd.	1,804,328	13,192,279
		50,505,662
Interactive Media & Services — 0.4%
REA Group Ltd.	76,230	4,832,358
IT Services — 0.5%
Computershare Ltd.	699,840	6,912,717
Metals & Mining — 13.3%
Alumina Ltd.	3,498,376	4,375,820
BHP Group Ltd.	4,222,791	91,480,841
BlueScope Steel Ltd.	726,693	5,538,087
Fortescue Metals Group Ltd.	1,994,020	12,959,293
Newcrest Mining Ltd.	1,104,352	18,726,411
Rio Tinto Ltd.	531,794	29,922,625
South32 Ltd.	7,081,632	10,136,257
		173,139,334
Multi-Utilities — 0.9%
AGL Energy Ltd.	923,860	11,400,906
Multiline Retail — 3.4%
Harvey Norman Holdings Ltd.	795,541	1,902,952
Wesfarmers Ltd.	1,625,337	42,598,593
		44,501,545
Oil, Gas & Consumable Fuels — 4.9%
Caltex Australia Ltd.	357,647	7,540,387
Oil Search Ltd.	1,965,269	6,956,417
Origin Energy Ltd.	2,534,241	11,404,983
Santos Ltd.	2,532,865	11,153,830
Washington H Soul Pattinson & Co. Ltd.	171,307	2,155,987
Woodside Petroleum Ltd.	1,351,235	24,324,145
		63,535,749
Professional Services — 0.5%
Seek Ltd.	478,934	6,385,832

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.7%
Lendlease Group	807,901	$9,183,363
Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,812,661	8,759,026
Software — 0.1%
WiseTech Global Ltd.(c)	207,454	2,019,715
Transportation Infrastructure — 3.5%
Sydney Airport	1,584,951	7,940,140
Transurban Group	3,919,528	37,527,662
		45,467,802
Total Common Stocks — 99.1% (Cost: $1,633,601,912)		1,287,888,085

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	9,108	9,114
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	572,000	$572,000
		581,114

Total Short-Term Investments — 0.1% (Cost: $581,112)		581,114

Total Investments in Securities — 99.2% (Cost: $1,634,183,024)		1,288,469,199
Other Assets, Less Liabilities — 0.8%		10,584,698
Net Assets — 100.0%		$1,299,053,897

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	9,108	9,108	$9,114	$1,441	(b)	$332		$2
BlackRock Cash Funds: Treasury, SL Agency Shares	603,000	(31,000)	572,000	572,000	8,844		—		—
				$581,114	$10,285		$332		$2
(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts ASX SPI 200 Index	108	03/19/20	$11,096	$(830,837)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$830,837

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Australia ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$454,800
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(937,733)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,032,157

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,287,887,878	$—	$207	$1,287,888,085
Money Market Funds	581,114	—	—	581,114
	$1,288,468,992	$—	$207	$1,288,469,199
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(830,837)	$—	$—	$(830,837)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
Bombardier Inc., Class B(a)	3,663,918	$2,620,301
CAE Inc.	458,382	12,262,449
		14,882,750
Airlines — 0.2%
Air Canada(a)	222,003	5,664,397
Auto Components — 0.9%
Magna International Inc.	499,984	22,754,142
Banks — 25.7%
Bank of Montreal	1,098,741	74,657,255
Bank of Nova Scotia (The)	2,095,684	109,627,840
Canadian Imperial Bank of Commerce	765,643	58,269,519
National Bank of Canada	575,604	29,917,601
Royal Bank of Canada	2,465,921	183,371,128
Toronto-Dominion Bank (The)	3,115,404	160,232,050
		616,075,393
Capital Markets — 4.2%
Brookfield Asset Management Inc., Class A	1,531,034	91,552,948
CI Financial Corp.	378,592	6,286,599
IGM Financial Inc.	145,533	3,880,229
		101,719,776
Chemicals — 1.8%
Methanex Corp.	111,176	3,200,239
Nutrien Ltd.	985,110	39,812,431
		43,012,670
Construction & Engineering — 0.5%
WSP Global Inc.	182,596	12,034,319

Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	257,851	8,511,475

Diversified Financial Services — 0.3%
Onex Corp.	146,870	8,245,333

Diversified Telecommunication Services — 1.0%
BCE Inc.	264,863	11,631,597
TELUS Corp.	342,223	12,349,448
		23,981,045
Electric Utilities — 2.5%
Emera Inc.	413,767	17,434,098
Fortis Inc.	753,502	30,491,473
Hydro One Ltd.(b)	568,916	11,417,735
		59,343,306
Equity Real Estate Investment Trusts (REITs) — 0.8%
Canadian Apartment Properties REIT	142,724	5,967,965
First Capital Real Estate Investment Trust	188,713	2,814,493
H&R Real Estate Investment Trust	247,750	3,582,395
RioCan REIT	267,813	5,001,730
SmartCentres Real Estate Investment Trust	127,495	2,733,494
		20,100,077
Food & Staples Retailing — 3.9%
Alimentation Couche-Tard Inc., Class B	1,496,768	45,448,850
Empire Co. Ltd., Class A, NVS	299,070	6,681,647
George Weston Ltd.	132,775	9,995,094
Loblaw Companies Ltd.	314,251	15,567,990
Metro Inc.	436,293	16,992,139
		94,685,720

Security	Shares	Value
Food Products — 0.5%
Saputo Inc	418,897	$11,658,652

Gas Utilities — 0.3%
AltaGas Ltd	481,175	7,194,236

Hotels, Restaurants & Leisure — 1.6%
Restaurant Brands International Inc	485,813	28,630,883
Stars Group Inc. (The)(a)	394,997	9,051,371
		37,682,254
Insurance — 7.8%
Fairfax Financial Holdings Ltd	46,168	19,886,616
Great-West Lifeco Inc	479,224	11,270,609
iA Financial Corp. Inc	183,891	8,752,409
Intact Financial Corp	239,779	25,988,339
Manulife Financial Corp.	3,351,610	56,328,321
Power Corp. of Canada.	971,482	21,472,694
Sun Life Financial Inc.	1,011,050	43,677,721
		187,376,709
IT Services — 4.7%
CGI Inc.(a)	412,858	29,006,323
Shopify Inc., Class A(a)	178,250	82,757,079
		111,763,402
Media — 0.9%
Quebecor Inc., Class B.	305,591	7,139,221
Shaw Communications Inc., Class B, NVS	803,808	13,910,277
		21,049,498
Metals & Mining — 7.6%
Agnico Eagle Mines Ltd.	410,879	19,494,829
Barrick Gold Corp.	3,057,413	58,308,022
First Quantum Minerals Ltd.	1,185,741	8,762,656
Franco-Nevada Corp	324,314	34,814,800
Kinross Gold Corp.(a)	2,161,562	10,869,403
Kirkland Lake Gold Ltd.	467,907	15,089,726
Lundin Mining Corp.	1,142,339	5,829,346
Teck Resources Ltd., Class B.	844,513	8,493,258
Wheaton Precious Metals Corp.	769,079	21,868,921
		183,530,961
Multi-Utilities — 1.1%
Algonquin Power & Utilities Corp.	893,570	13,579,788
Atco Ltd., Class I, NVS	133,162	4,967,969
Canadian Utilities Ltd., Class A, NVS	226,113	6,690,660
		25,238,417
Multiline Retail — 1.0%
Canadian Tire Corp. Ltd., Class A, NVS	100,283	9,860,583
Dollarama Inc	514,284	15,117,999
		24,978,582
Oil, Gas & Consumable Fuels — 18.3%
Cameco Corp	683,198	5,908,987
Canadian Natural Resources Ltd.	2,034,788	52,372,276
Cenovus Energy Inc.	1,798,327	13,222,697
Enbridge Inc	3,479,280	129,492,926
Husky Energy Inc.	609,514	2,901,475
Imperial Oil Ltd	455,053	9,963,130
Inter Pipeline Ltd.	710,028	10,504,828
Keyera Corp	368,683	8,849,381
Ovintiv Inc.	446,746	5,161,866
Parkland Fuel Corp	254,252	7,993,023
Pembina Pipeline Corp	942,792	33,958,352
PrairieSky Royalty Ltd	362,918	3,365,984

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Canada ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy Inc.	2,644,158	$72,862,818
TC Energy Corp.	1,605,216	83,659,933
		440,217,676
Paper & Forest Products — 0.1%
West Fraser Timber Co. Ltd.	91,746	3,425,567

Pharmaceuticals — 1.0%
Aurora Cannabis Inc.(a)(c)	1,860,502	2,508,667
Bausch Health Companies Inc.(a)	545,626	12,088,440
Canopy Growth Corp.(a)(c)	359,039	6,732,232
Cronos Group Inc.(a)(c)	321,929	1,868,236
		23,197,575
Professional Services — 1.1%
Thomson Reuters Corp.	344,144	25,563,078

Road & Rail — 6.8%
Canadian National Railway Co.	1,230,487	104,307,458
Canadian Pacific Railway Ltd.	236,063	58,502,684
		162,810,142
Software — 2.5%
BlackBerry Ltd.(a)	897,584	4,633,856
Constellation Software Inc.	34,668	35,315,725
Open Text Corp.	465,706	19,497,655
		59,447,236
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.	350,762	8,495,007

Wireless Telecommunication Services — 1.2%
Rogers Communications Inc., Class B, NVS	619,894	28,405,170

Total Common Stocks — 99.7%
(Cost: $2,812,777,858)		2,393,044,565

Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	8,156,331	$8,162,041
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	1,209,000	1,209,000
		9,371,041
Total Short-Term Investments — 0.4%
(Cost: $9,366,094)		9,371,041
Total Investments in Securities — 100.1%
(Cost: $2,822,143,952)		2,402,415,606
Other Assets, Less Liabilities — (0.1)%		(2,053,274)
Net Assets — 100.0%		$2,400,362,332

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,307,444	(44,151,113)	8,156,331	$8,162,041	$1,181,192	(b)	$8,941	$(6,873)
BlackRock Cash Funds: Treasury, SL Agency Shares	986,000	223,000	1,209,000	1,209,000	12,619		—	—
				$9,371,041	$1,193,811		$8,941	$(6,873)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P/TSX 60 Index	49	03/19/20	$7,090	$(331,363)

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited)(continued)	iShares® MSCI Canada ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$331,363

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$84,131
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(400,325)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,624,872

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,393,044,565	$—	$—	$2,393,044,565
Money Market Funds	9,371,041	—	—	9,371,041
	$2,402,415,606	$—	$—	$2,402,415,606
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(331,363)	$—	$—	$(331,363)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.2%
SG Holdings Co. Ltd.	455,700	$8,990,216
Yamato Holdings Co. Ltd.	976,900	15,414,488
		24,404,704
Airlines — 0.2%
ANA Holdings Inc.	364,800	9,833,180
Japan Airlines Co. Ltd.	365,600	9,076,872
		18,910,052
Auto Components — 2.2%
Aisin Seiki Co. Ltd.	519,100	16,843,740
Bridgestone Corp.	1,820,500	60,860,548
Denso Corp.	1,381,300	54,040,569
Koito Manufacturing Co. Ltd.	330,500	13,052,705
NGK Spark Plug Co. Ltd.	498,400	8,201,548
Stanley Electric Co. Ltd.	425,500	10,398,350
Sumitomo Electric Industries Ltd.	2,393,600	28,637,100
Sumitomo Rubber Industries Ltd.	551,400	5,740,715
Toyoda Gosei Co. Ltd.	200,300	4,282,128
Toyota Industries Corp.	464,400	24,583,730
Yokohama Rubber Co. Ltd. (The)	379,600	6,183,259
		232,824,392
Automobiles — 7.6%
Honda Motor Co. Ltd.	5,195,300	134,837,457
Isuzu Motors Ltd.	1,745,000	16,436,472
Mazda Motor Corp.	1,819,100	12,648,449
Mitsubishi Motors Corp.	2,118,700	7,051,530
Nissan Motor Co. Ltd.	7,367,500	31,665,258
Subaru Corp.	1,963,700	47,688,427
Suzuki Motor Corp.	1,174,700	47,231,946
Toyota Motor Corp.	7,301,500	482,434,437
Yamaha Motor Co. Ltd.	889,700	14,253,016
		794,246,992
Banks — 5.5%
Aozora Bank Ltd.	376,900	9,441,281
Bank of Kyoto Ltd. (The)	177,600	6,050,897
Chiba Bank Ltd. (The)	1,713,100	8,465,047
Concordia Financial Group Ltd.	3,322,400	11,458,145
Fukuoka Financial Group Inc.	555,600	8,468,052
Japan Post Bank Co. Ltd.	1,273,000	11,376,925
Mebuki Financial Group Inc.	2,772,780	5,423,970
Mitsubishi UFJ Financial Group Inc.	39,303,580	193,812,397
Mizuho Financial Group Inc.	76,736,980	105,005,129
Resona Holdings Inc.	6,628,400	25,145,703
Seven Bank Ltd.	1,840,100	4,844,838
Shinsei Bank Ltd.	616,400	8,211,809
Shizuoka Bank Ltd. (The)	1,417,500	8,962,453
Sumitomo Mitsui Financial Group Inc.	4,164,000	134,495,675
Sumitomo Mitsui Trust Holdings Inc.	1,017,332	34,896,662
		576,058,983
Beverages — 1.2%
Asahi Group Holdings Ltd.	1,152,900	44,356,696
Coca-Cola Bottlers Japan Holdings Inc.	396,300	9,129,982
Kirin Holdings Co. Ltd.	2,626,600	50,527,929
Suntory Beverage & Food Ltd.	454,500	17,317,897
		121,332,504
Biotechnology — 0.1%
PeptiDream Inc.(a)	303,300	12,090,947
Security	Shares	Value
Building Products — 1.5%
AGC Inc	584,800	$16,806,935
Daikin Industries Ltd.	797,200	108,828,350
LIXIL Group Corp.	847,000	12,720,901
TOTO Ltd.	455,300	17,285,065
		155,641,251
Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,841,200	20,609,827
Japan Exchange Group Inc.	1,628,100	27,395,369
Nomura Holdings Inc	10,559,100	46,939,123
SBI Holdings Inc	753,310	15,189,814
		110,134,133
Chemicals — 4.0%
Air Water Inc.	581,800	7,707,711
Asahi Kasei Corp.	4,013,700	33,515,409
Daicel Corp.	778,800	6,721,947
Hitachi Chemical Co. Ltd.	323,400	13,656,765
JSR Corp.	609,000	10,727,298
Kansai Paint Co. Ltd.	574,000	12,542,697
Kuraray Co. Ltd.	1,002,400	10,445,442
Mitsubishi Chemical Holdings Corp.	4,067,500	27,388,173
Mitsubishi Gas Chemical Co. Inc.	521,200	7,905,096
Mitsui Chemicals Inc	584,900	12,683,272
Nippon Paint Holdings Co. Ltd.	454,700	20,761,113
Nissan Chemical Corp.	401,100	16,975,122
Nitto Denko Corp.	505,800	25,415,436
Shin-Etsu Chemical Co. Ltd.	1,128,800	127,096,611
Showa Denko KK	437,200	9,452,097
Sumitomo Chemical Co. Ltd.	4,739,300	17,267,370
Taiyo Nippon Sanso Corp.	419,600	7,511,682
Teijin Ltd.	578,800	9,524,591
Toray Industries Inc	4,387,900	25,412,517
Tosoh Corp.	822,900	11,298,520
		414,008,869
Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	774,500	18,632,805
Park24 Co. Ltd.	368,700	7,188,394
Secom Co. Ltd.	673,400	53,533,630
Sohgo Security Services Co. Ltd.	222,500	10,416,956
Toppan Printing Co. Ltd.	892,900	15,570,805
		105,342,590
Construction & Engineering — 0.8%
JGC Holdings Corp.	709,200	8,711,723
Kajima Corp.	1,423,000	15,342,780
Obayashi Corp.	2,056,600	20,763,338
Shimizu Corp.	1,869,700	17,021,697
Taisei Corp.	645,200	22,101,831
		83,941,369
Construction Materials — 0.1%
Taiheiyo Cement Corp.	385,200	9,509,921

Consumer Finance — 0.2%
Acom Co. Ltd.	1,227,500	5,052,705
AEON Financial Service Co. Ltd.	352,770	5,128,108
Credit Saison Co. Ltd.	496,500	7,217,466
		17,398,279
Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	455,200	7,300,756

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited)(continued)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	221,600	$5,715,396

Diversified Financial Services — 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,261,300	7,214,779
ORIX Corp.	4,219,100	68,137,692
Tokyo Century Corp.	137,300	5,702,536
		81,055,007
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	4,095,400	96,039,626

Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	2,057,600	26,849,043
Chugoku Electric Power Co. Inc. (The)	880,000	11,715,385
Kansai Electric Power Co. Inc. (The)	2,235,100	24,129,921
Kyushu Electric Power Co. Inc.	1,209,800	8,770,811
Tohoku Electric Power Co. Inc.	1,343,800	11,810,341
Tokyo Electric Power Co. Holdings Inc.(a)	4,819,600	18,319,529
		101,595,030
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	407,600	11,196,577
Mitsubishi Electric Corp.	5,818,000	73,948,714
Nidec Corp.	718,300	85,105,215
		170,250,506
Electronic Equipment, Instruments & Components — 5.8%
Alps Alpine Co. Ltd.	660,700	10,161,788
Hamamatsu Photonics KK	455,500	17,672,716
Hirose Electric Co. Ltd.	102,158	10,853,666
Hitachi High-Technologies Corp.	212,300	15,686,562
Hitachi Ltd.	3,089,100	104,158,501
Keyence Corp.	582,704	185,888,329
Kyocera Corp.	1,019,300	64,220,672
Murata Manufacturing Co. Ltd.	1,833,300	97,235,520
Omron Corp.	605,900	32,804,487
Shimadzu Corp.	718,300	17,500,509
TDK Corp.	417,800	40,476,614
Yokogawa Electric Corp.	721,900	11,625,090
		608,284,454
Entertainment — 1.7%
Konami Holdings Corp.	304,100	10,981,037
Nexon Co. Ltd.	1,564,700	24,906,966
Nintendo Co. Ltd.	355,000	119,370,046
Square Enix Holdings Co. Ltd.	301,700	12,167,014
Toho Co. Ltd.	357,700	11,026,306
		178,451,369
Equity Real Estate Investment Trusts (REITs) — 1.6%
Daiwa House REIT Investment Corp.	5,845	14,587,438
Japan Prime Realty Investment Corp.	2,482	10,929,866
Japan Real Estate Investment Corp.	4,255	29,033,329
Japan Retail Fund Investment Corp.	8,350	15,877,115
Nippon Building Fund Inc.	4,346	32,595,504
Nippon Prologis REIT Inc.	6,323	17,157,948
Nomura Real Estate Master Fund Inc.	13,114	20,826,294
Orix JREIT Inc.	8,401	15,966,300
United Urban Investment Corp.	9,292	14,868,578
		171,842,372
Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	2,085,200	38,943,452
FamilyMart Co. Ltd.	816,400	18,058,966
Lawson Inc.	166,200	8,828,870
Security	Shares	Value
Food & Staples Retailing (continued)
Seven & i Holdings Co. Ltd.	2,403,980	$82,372,503
Sundrug Co. Ltd.	224,800	7,033,792
Tsuruha Holdings Inc	116,100	13,486,608
Welcia Holdings Co. Ltd.	152,900	9,213,832
		177,938,023
Food Products — 1.4%
Ajinomoto Co. Inc.	1,399,800	23,514,927
Calbee Inc	255,300	6,539,599
Kikkoman Corp.	461,300	21,425,977
MEIJI Holdings Co. Ltd.	361,356	21,574,492
NH Foods Ltd.	263,700	9,950,021
Nisshin Seifun Group Inc	627,875	10,629,025
Nissin Foods Holdings Co. Ltd.	201,600	15,886,525
Toyo Suisan Kaisha Ltd.	287,600	11,398,415
Yakult Honsha Co. Ltd.	380,400	17,403,921
Yamazaki Baking Co. Ltd.	388,700	6,612,567
		144,935,469
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,191,600	19,277,263
Toho Gas Co. Ltd.	235,100	8,031,739
Tokyo Gas Co. Ltd.	1,204,400	24,374,961
		51,683,963
Health Care Equipment & Supplies — 2.8%
Asahi Intecc Co. Ltd.	618,900	14,837,764
Hoya Corp.	1,211,500	107,924,753
Olympus Corp.	3,709,000	67,464,497
Sysmex Corp.	536,100	34,388,133
Terumo Corp.	2,052,800	66,190,501
		290,805,648
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	592,500	10,414,685
Medipal Holdings Corp.	582,500	10,649,330
Suzuken Co. Ltd.	225,740	7,481,764
		28,545,779
Health Care Technology — 0.3%
M3 Inc	1,402,600	36,227,169
Hotels, Restaurants & Leisure — 0.8%
McDonald's Holdings Co. Japan Ltd.	204,400	8,584,175
Oriental Land Co. Ltd.	634,800	72,181,171
		80,765,346
Household Durables — 4.0%
Casio Computer Co. Ltd.	613,600	10,563,716
Iida Group Holdings Co. Ltd.	464,280	6,279,929
Nikon Corp.	1,007,700	10,360,537
Panasonic Corp.	7,024,015	67,104,691
Rinnai Corp.	103,200	7,051,258
Sekisui Chemical Co. Ltd.	1,157,800	17,270,664
Sekisui House Ltd.	1,985,900	38,976,038
Sharp Corp.	674,400	7,877,847
Sony Corp.	4,069,300	249,405,667
		414,890,347
Household Products — 0.6%
Lion Corp.	715,500	11,847,059
Pigeon Corp.	366,300	12,429,036
Unicharm Corp.	1,283,200	41,613,439
		65,889,534

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Schedule of Investments (unaudited)(continued)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	459,500	$9,866,055

Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	315,200	12,799,110
Toshiba Corp.	1,227,200	33,278,264
		46,077,374
Insurance — 3.1%
Dai-ichi Life Holdings Inc.	3,434,100	47,071,032
Japan Post Holdings Co. Ltd.	5,005,500	43,653,398
Japan Post Insurance Co. Ltd.	715,500	10,991,364
MS&AD Insurance Group Holdings Inc.	1,513,340	48,866,298
Sompo Holdings Inc.	1,077,350	40,111,599
Sony Financial Holdings Inc.	482,200	9,647,129
T&D Holdings Inc.	1,758,800	17,365,429
Tokio Marine Holdings Inc.	2,039,100	109,663,182
		327,369,431
Interactive Media & Services — 0.5%
Kakaku.com Inc.	444,400	9,517,118
LINE Corp.(a)(b)	196,400	9,668,419
Z Holdings Corp.	8,477,000	30,885,468
		50,071,005
Internet & Direct Marketing Retail — 0.3%
Mercari Inc.(a)(b)	236,000	5,345,089
Rakuten Inc.	2,729,800	22,852,727
ZOZO Inc.	345,100	4,843,845
		33,041,661
IT Services — 1.9%
Fujitsu Ltd.	626,700	65,130,552
GMO Payment Gateway Inc.(b)	131,048	8,042,811
Itochu Techno-Solutions Corp.	316,200	8,776,738
NEC Corp.	845,000	31,648,820
Nomura Research Institute Ltd.	1,090,912	23,817,714
NTT Data Corp.	2,008,700	24,041,457
Obic Co. Ltd.	202,500	24,949,937
Otsuka Corp.	323,200	13,828,100
		200,236,129
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	636,698	31,697,662
Sankyo Co. Ltd.	146,300	4,808,172
Sega Sammy Holdings Inc.	559,100	7,375,880
Shimano Inc.	235,200	32,969,211
Yamaha Corp.	458,900	22,548,278
		99,399,203
Machinery — 5.2%
Amada Holdings Co. Ltd.	1,042,800	9,744,981
Daifuku Co. Ltd.	328,200	19,534,084
FANUC Corp.	617,000	102,790,433
Hino Motors Ltd.	899,800	7,440,983
Hitachi Construction Machinery Co. Ltd.	336,100	8,297,727
Hoshizaki Corp.	181,000	15,337,134
IHI Corp.	461,200	9,701,597
JTEKT Corp.	643,500	6,281,978
Kawasaki Heavy Industries Ltd.	455,300	8,273,193
Komatsu Ltd.	2,933,900	59,363,433
Kubota Corp.	3,330,300	47,022,175
Kurita Water Industries Ltd.	322,300	8,351,444
Makita Corp.	714,500	24,740,718
MINEBEA MITSUMI Inc.	1,160,600	20,486,556
MISUMI Group Inc.	905,900	19,123,296

Security	Shares	Value
Machinery (continued)
Mitsubishi Heavy Industries Ltd.	1,017,500	$32,251,727
Nabtesco Corp.	355,900	9,608,129
NGK Insulators Ltd.	832,100	13,091,120
NSK Ltd.	1,140,300	8,742,670
SMC Corp.	189,700	75,746,340
Sumitomo Heavy Industries Ltd.	347,300	7,572,888
THK Co. Ltd.	385,000	8,826,821
Yaskawa Electric Corp.	764,300	23,985,125
		546,314,552
Marine — 0.1%
Mitsui OSK Lines Ltd.	364,300	7,568,686
Nippon Yusen KK	481,100	6,886,556
		14,455,242
Media — 0.4%
CyberAgent Inc.(b)	328,200	12,459,825
Dentsu Group Inc	698,500	18,209,632
Hakuhodo DY Holdings Inc	736,700	8,598,761
		39,268,218
Metals & Mining — 0.8%
Hitachi Metals Ltd.	677,800	9,695,874
JFE Holdings Inc.	1,558,750	14,479,836
Maruichi Steel Tube Ltd.	189,700	4,607,741
Mitsubishi Materials Corp.	352,500	8,058,824
Nippon Steel Corp.	2,570,070	28,973,301
Sumitomo Metal Mining Co. Ltd.	733,100	18,251,889
		84,067,465
Multiline Retail — 0.6%
Isetan Mitsukoshi Holdings Ltd.	1,063,860	6,973,059
J Front Retailing Co. Ltd.	727,000	7,730,673
Marui Group Co. Ltd.	602,100	11,755,645
Pan Pacific International Holdings Corp.	1,412,600	23,415,647
Ryohin Keikaku Co. Ltd.	751,400	10,295,918
		60,170,942
Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	623,529	15,364,947
Inpex Corp.	3,252,800	28,132,732
JXTG Holdings Inc	9,771,495	39,316,079
		82,813,758
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,715,200	12,963,686

Personal Products — 2.1%
Kao Corp.	1,538,900	112,252,030
Kobayashi Pharmaceutical Co. Ltd.(b)	163,000	11,862,513
Kose Corp.	102,700	12,320,382
Pola Orbis Holdings Inc	299,600	5,732,855
Shiseido Co. Ltd.	1,269,400	75,529,683
		217,697,463
Pharmaceuticals — 6.7%
Astellas Pharma Inc	6,022,050	94,854,336
Chugai Pharmaceutical Co. Ltd.	712,700	77,404,909
Daiichi Sankyo Co. Ltd.	1,805,169	110,286,596
Eisai Co. Ltd.	810,200	59,947,214
Hisamitsu Pharmaceutical Co. Inc	174,800	7,835,331
Kyowa Kirin Co. Ltd.	774,800	18,460,446
Nippon Shinyaku Co. Ltd.	149,600	11,081,482
Ono Pharmaceutical Co. Ltd.	1,221,700	25,030,890
Otsuka Holdings Co. Ltd.	1,233,100	46,642,080

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited)(continued)	iShares® MSCI Japan ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Santen Pharmaceutical Co. Ltd.	1,143,800	$18,366,121
Shionogi & Co. Ltd.	856,500	46,412,112
Sumitomo Dainippon Pharma Co. Ltd.	505,000	7,308,256
Taisho Pharmaceutical Holdings Co. Ltd.	103,500	6,419,274
Takeda Pharmaceutical Co. Ltd.	4,787,900	167,031,639
		697,080,686
Professional Services — 1.5%
Persol Holdings Co. Ltd.	574,800	7,614,974
Recruit Holdings Co. Ltd.	4,331,300	150,901,826
		158,516,800
Real Estate Management & Development — 2.6%
Aeon Mall Co. Ltd.	325,700	4,622,878
Daito Trust Construction Co. Ltd.	224,000	22,791,452
Daiwa House Industry Co. Ltd.	1,801,700	49,767,442
Hulic Co. Ltd.	968,100	10,841,930
Mitsubishi Estate Co. Ltd.	3,776,600	64,562,652
Mitsui Fudosan Co. Ltd.	2,850,700	65,476,376
Nomura Real Estate Holdings Inc.	401,500	8,665,387
Sumitomo Realty & Development Co. Ltd.	1,069,600	33,437,085
Tokyu Fudosan Holdings Corp.	1,952,900	12,329,531
		272,494,733
Road & Rail — 3.7%
Central Japan Railway Co.	459,700	75,774,959
East Japan Railway Co.	973,300	75,064,967
Hankyu Hanshin Holdings Inc.	718,400	23,643,629
Keikyu Corp.	701,500	10,652,733
Keio Corp.	328,200	15,791,573
Keisei Electric Railway Co. Ltd.	416,400	13,337,616
Kintetsu Group Holdings Co. Ltd.	552,700	23,903,449
Kyushu Railway Co.	508,700	15,303,681
Nagoya Railroad Co. Ltd.	587,900	15,364,484
Nippon Express Co. Ltd.	247,900	11,881,917
Odakyu Electric Railway Co. Ltd.	944,100	18,240,434
Seibu Holdings Inc.	633,700	8,965,153
Tobu Railway Co. Ltd.	604,200	18,036,657
Tokyu Corp.	1,592,000	24,441,218
West Japan Railway Co.	519,100	36,661,603
		387,064,073
Semiconductors & Semiconductor Equipment — 1.9%
Advantest Corp.	633,900	28,884,425
Disco Corp.	82,500	16,734,807
Renesas Electronics Corp.(a)	2,450,800	14,791,367
Rohm Co. Ltd.	306,300	20,161,591
SUMCO Corp.	791,200	12,036,891
Tokyo Electron Ltd.	500,052	103,496,601
		196,105,682
Software — 0.3%
Oracle Corp. Japan	120,900	9,459,936
Trend Micro Inc.	405,800	20,202,531
		29,662,467
Specialty Retail — 1.7%
ABC-Mart Inc.	101,100	5,773,661
Fast Retailing Co. Ltd.	190,600	94,429,741
Hikari Tsushin Inc.	65,400	12,423,363
Nitori Holdings Co. Ltd.	254,300	35,281,134
Shimamura Co. Ltd.	67,300	4,498,521
USS Co. Ltd.	698,000	11,039,614
Security	Shares	Value
Specialty Retail (continued)
Yamada Denki Co. Ltd.	1,966,600	$9,462,434
		172,908,468
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	712,100	12,695,205
Canon Inc	3,190,350	80,849,411
FUJIFILM Holdings Corp.	1,143,400	55,937,717
Konica Minolta Inc	1,411,400	7,667,737
Ricoh Co. Ltd.	2,128,600	19,832,596
Seiko Epson Corp.	889,000	12,593,445
		189,576,111
Tobacco — 0.7%
Japan Tobacco Inc.	3,827,200	76,072,098
Trading Companies & Distributors — 3.9%
ITOCHU Corp.	4,323,500	98,663,100
Marubeni Corp.	4,968,600	33,018,055
Mitsubishi Corp.	4,311,700	107,527,678
Mitsui & Co. Ltd.	5,266,200	87,074,284
MonotaRO Co. Ltd.	402,400	8,953,414
Sumitomo Corp.	3,787,400	54,231,116
Toyota Tsusho Corp.	685,300	20,743,564
		410,211,211
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	166,100	6,498,326
Kamigumi Co. Ltd.	336,800	6,472,780
		12,971,106
Wireless Telecommunication Services — 5.5%
KDDI Corp.	5,639,200	159,872,745
NTT DOCOMO Inc	4,243,900	115,181,173
Softbank Corp.	5,333,100	69,837,331
SoftBank Group Corp.	5,009,100	232,796,721
		577,687,970
Total Common Stocks — 99.5%
(Cost: $12,299,123,592)		10,392,224,369

Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	16,347,768	16,359,212
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	5,531,000	5,531,000
		21,890,212
Total Short-Term Investments — 0.2%
(Cost: $21,881,280)		21,890,212
Total Investments in Securities — 99.7%
(Cost: $12,321,004,872)		10,414,114,581
Other Assets, Less Liabilities — 0.3%		28,417,032
Net Assets — 100.0%		$10,442,531,613

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Schedule of Investments (unaudited)(continued)	iShares® MSCI Japan ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	53,752,562	(37,404,794)	16,347,768	$16,359,212	$139,183	(b)	$9,806	$(3,311)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,212,000	319,000	5,531,000	5,531,000	56,897		—	—
				$21,890,212	$196,080		$9,806	$(3,311)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	363	03/12/20	$50,463	$(7,036,533)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,036,533

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$10,651,726
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,262,319)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$64,186,103

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited)(continued)	iShares® MSCI Japan ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,392,224,369	$—	$—	$10,392,224,369
Money Market Funds	21,890,212	—	—	21,890,212
	$10,414,114,581	$—	$—	$10,414,114,581
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,036,533)	$—	$—	$(7,036,533)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Mexico ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.7%
Controladora Vuela Cia. de Aviacion SAB de CV,
Class A(a)	3,798,500	$3,849,060
Grupo Aeromexico SAB de CV(a)	2,559,868	1,533,606
		5,382,666
Auto Components — 0.3%
Nemak SAB de CV(b)	5,415,000	1,821,731
Banks — 12.2%
Banco del Bajio SA(b)	3,994,530	6,194,634
Grupo Financiero Banorte SAB de CV, Class O	11,371,861	61,258,064
Grupo Financiero Inbursa SAB de CV, Class O	11,950,392	12,749,338
Regional SAB de CV	1,281,600	7,084,358
		87,286,394
Beverages — 12.5%
Arca Continental SAB de CV	2,287,729	12,479,572
Coca-Cola Femsa SAB de CV	1,380,843	7,601,559
Fomento Economico Mexicano SAB de CV	8,635,610	69,450,432
		89,531,563
Building Products — 0.2%
Grupo Rotoplas SAB de CV(c)	1,809,670	1,356,578

Capital Markets — 0.7%
Bolsa Mexicana de Valores SAB de CV	2,534,187	5,322,734

Chemicals — 1.5%
Orbia Advance Corp. SAB de CV	5,457,242	10,610,423

Construction Materials — 4.1%
Cemex SAB de CV, CPO, NVS	75,817,629	24,281,250
Grupo Cementos de Chihuahua SAB de CV	983,600	4,868,190
		29,149,440
Consumer Finance — 1.3%
Credito Real SAB de CV SOFOM ER	1,961,274	2,079,516
Gentera SAB de CV	5,912,706	5,641,958
Unifin Financiera SAB de CV	1,121,548	1,770,999
		9,492,473
Diversified Telecommunication Services — 1.0%
Axtel SAB de CV, CPO(a)	8,132,000	1,758,137
Telesites SAB de CV(a)	7,650,646	5,731,270
		7,489,407
Equity Real Estate Investment Trusts (REITs) — 6.1%
Concentradora Fibra Danhos SA de CV	1,961,400	2,727,620
Fibra Uno Administracion SA de CV	15,766,100	23,565,726
Macquarie Mexico Real Estate Management SA de CV(b)	4,577,000	6,039,009
PLA Administradora Industrial S. de RL de CV	4,472,100	6,695,782
Prologis Property Mexico SA de CV	2,108,700	4,429,053
		43,457,190
Food & Staples Retailing — 9.9%
Grupo Comercial Chedraui SA de CV(c)	2,279,700	2,916,920
La Comer SAB de CV(a)(c)	3,075,855	3,626,422
Wal-Mart de Mexico SAB de CV	22,993,533	64,114,516
		70,657,858
Food Products — 3.6%
Gruma SAB de CV, Series B	1,101,520	10,519,707
Grupo Bimbo SAB de CV, Series A	8,340,104	12,508,155
Grupo Herdez SAB de CV	1,485,444	2,660,765
		25,688,627
Security	Shares	Value

Gas Utilities — 1.7%
Infraestructura Energetica Nova SAB de CV	2,786,200	$12,050,334
Hotels, Restaurants & Leisure — 1.1%
Alsea SAB de CV(a)	3,039,566	6,129,340
Hoteles City Express SAB de CV(a)	3,005,500	1,844,610
		7,973,950
Household Durables — 0.2%
Consorcio ARA SAB de CV	7,610,219	1,372,388
Household Products — 2.1%
Kimberly-Clark de Mexico SAB de CV, Class A.	7,886,954	14,848,421
Industrial Conglomerates — 2.3%
Alfa SAB de CV, Class A	15,907,951	10,100,924
Grupo Carso SAB de CV, Series A1	2,461,633	6,718,462
		16,819,386
Insurance — 0.7%
Qualitas Controladora SAB de CV	1,221,300	5,198,846

Media — 3.9%
Grupo Televisa SAB, CPO	12,045,947	22,410,640
Megacable Holdings SAB de CV, CPO	1,678,900	5,588,842
		27,999,482
Metals & Mining — 5.3%
Grupo Mexico SAB de CV, Series B	13,185,586	30,918,339
Industrias Penoles SAB de CV	760,498	6,816,496
		37,734,835
Mortgage Real Estate Investment — 0.4%
Concentradora Hipotecaria SAPI de CV(c)	2,773,200	2,576,170

Multiline Retail — 0.7%
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,085,865	5,035,904

Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B(a)	4,977,593	5,008,646

Real Estate Management & Development — 1.0%
Corp Inmobiliaria Vesta SAB de CV	3,393,649	5,353,656
Grupo GICSA SAB de CV(a)	5,481,766	1,791,581
		7,145,237
Road & Rail — 0.2%
Grupo Traxion SAB de CV(a)(b)	2,238,500	1,723,271

Transportation Infrastructure — 8.3%
Grupo Aeroportuario del Centro Norte SAB de CV	1,691,492	11,045,345
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,819,149	19,633,742
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,052,145	17,267,264
Promotora y Operadora de Infraestructura SAB de CV	1,192,825	11,576,666
		59,523,017
Wireless Telecommunication Services — 16.9%
America Movil SAB de CV, Series L, NVS	154,640,718	121,234,762

Total Common Stocks — 99.6%
(Cost: $1,095,809,679)		713,491,733

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	1,584,544	1,585,653

S c h e d u l e o f I n v e s t m e n t s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	194,000	$194,000
		1,779,653
Total Short-Term Investments — 0.2%
(Cost: $1,779,324)		1,779,653

Total Investments in Securities — 99.8%
(Cost: $1,097,589,003)		715,271,386

Other Assets, Less Liabilities — 0.2%		1,383,888

Net Assets — 100.0%		$716,655,274

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

	Shares		Shares					Change in Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,758,756	(2,174,212)	1,584,544	$1,585,653	$6,259	(b)	$(35)	$343
BlackRock Cash Funds: Treasury, SL Agency Shares	371,000	(177,000)	194,000	194,000	6,752		—	—
				$1,779,653	$13,011		$(35)	$343

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MEX BOLSA Index	45	03/20/20	$946	$(29,659)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$29,659

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Mexico ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$13,079

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(113,315)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,020,133

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$713,491,733	$—	$—	$713,491,733
Money Market Funds	1,779,653	—	—	1,779,653
	$715,271,386	$—	$—	$715,271,386
Derivative financial instruments(a)
Liabilities
Futures Contracts.	$(29,659)	$—	$—	$(29,659)

(a)   Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s

Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.(a)	688,674	$14,544,659

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	167,429	16,956,580

Airlines — 0.3%
Korean Air Lines Co. Ltd.(a)	581,464	10,676,531

Auto Components — 2.7%
Hankook Tire & Technology Co. Ltd.	713,265	14,975,922
Hanon Systems	1,803,397	15,665,573
Hyundai Mobis Co. Ltd.	471,390	81,508,357
		112,149,852
Automobiles — 3.8%
Hyundai Motor Co.	1,054,170	99,818,485
Kia Motors Corp.	1,880,754	56,136,132
		155,954,617
Banks — 7.1%
BNK Financial Group Inc.	2,776,571	14,105,758
Hana Financial Group Inc.	2,101,957	54,344,545
Industrial Bank of Korea(a)	2,325,489	18,209,469
KB Financial Group Inc.	2,715,232	86,967,909
Shinhan Financial Group Co. Ltd.	3,215,867	85,526,969
Woori Financial Group Inc.	4,101,450	32,453,631
		291,608,281
Biotechnology — 2.8%
Celltrion Inc.(a)(b)	642,079	89,875,200
Helixmith Co. Ltd.(a)(b)	225,540	11,532,346
Medy-Tox Inc.	48,550	11,732,750
		113,140,296
Capital Markets — 1.9%
Korea Investment Holdings Co. Ltd.(a)	363,304	18,785,913
Meritz Securities Co. Ltd.	3,872,441	11,080,060
Mirae Asset Daewoo Co. Ltd.(a)	3,486,749	18,201,720
NH Investment & Securities Co. Ltd.(a)	1,512,334	12,427,413
Samsung Securities Co. Ltd.	588,826	16,047,872
		76,542,978
Chemicals — 3.9%
Hanwha Solutions Corp.	1,032,318	15,172,397
KCC Corp.	63,700	8,732,853
Kumho Petrochemical Co. Ltd.	218,498	10,668,532
LG Chem Ltd.	316,659	95,949,372
Lotte Chemical Corp.	141,317	21,817,157
OCI Co. Ltd.(a)	232,595	9,432,115
		161,772,426
Commercial Services & Supplies — 0.3%
S-1 Corp.	186,943	12,652,709
Communications Equipment — 0.3%
KMW Co. Ltd.(a)(b)	283,222	11,345,204

Construction & Engineering — 1.9%
Daelim Industrial Co. Ltd.(a)	261,608	15,616,780
Daewoo Engineering & Construction Co. Ltd.(a)	2,730,821	9,106,484
GS Engineering & Construction Corp.	617,433	13,345,094
HDC Hyundai Development Co-Engineering &
Construction, Class E(b)	397,191	5,903,086
Hyundai Engineering & Construction Co. Ltd.	670,408	19,154,514
Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)	1,423,422	$16,525,525
		79,651,483
Construction Materials — 0.3%
POSCO Chemical Co. Ltd.(b)	281,970	12,746,112

Consumer Finance — 0.3%
Samsung Card Co. Ltd.	373,917	10,375,466

Diversified Telecommunication Services — 0.5%
LG Uplus Corp.	1,825,887	19,844,964

Electric Utilities — 0.8%
Korea Electric Power Corp.(a)	1,886,283	33,081,785

Electronic Equipment, Instruments & Components — 4.2%
LG Display Co. Ltd.(a)(b)	1,901,004	21,287,488
LG Innotek Co. Ltd.	139,349	14,915,908
Samsung Electro-Mechanics Co. Ltd.	413,622	42,911,792
Samsung SDI Co. Ltd.	383,381	93,122,598
		172,237,786
Entertainment — 2.3%
NCSoft Corp.	125,581	67,107,508
Netmarble Corp.(a)(b)(c)	235,337	17,168,265
Pearl Abyss Corp.(a)(b)	79,112	11,542,731
		95,818,504
Food & Staples Retailing — 0.9%
BGF retail Co. Ltd.	90,152	11,245,803
E-MART Inc.	194,943	16,853,862
GS Retail Co. Ltd.	348,362	10,139,643
		38,239,308
Food Products — 1.0%
CJ CheilJedang Corp.	77,947	15,659,998
Orion Corp.	213,878	16,606,583
Ottogi Corp.	21,056	8,616,577
		40,883,158
Gas Utilities — 0.2%
Korea Gas Corp.	383,221	8,866,620
Health Care Providers & Services — 0.6%
Celltrion Healthcare Co. Ltd.(a)	456,048	24,332,573
Hotels, Restaurants & Leisure — 0.5%
Kangwon Land Inc.(a)	1,005,876	18,883,469
Household Durables — 1.5%
Coway Co. Ltd.	417,744	23,699,104
LG Electronics Inc.	770,497	38,318,665
		62,017,769
Industrial Conglomerates — 3.9%
CJ Corp.	165,230	10,951,844
Hanwha Corp.	565,475	9,335,343
LG Corp.	692,733	38,501,011
Lotte Corp.	372,022	8,898,509
Samsung C&T Corp.	607,616	52,781,793
SK Holdings Co. Ltd.	252,869	39,975,997
		160,444,497
Insurance — 2.4%
DB Insurance Co. Ltd.	473,580	16,884,326
Hanwha Life Insurance Co. Ltd.	5,243,638	7,123,922
Hyundai Marine & Fire Insurance Co. Ltd.	706,418	13,145,366
Samsung Fire & Marine Insurance Co. Ltd.	227,811	37,140,039

2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Samsung Life Insurance Co. Ltd.	544,246	$26,215,225
		100,508,878
Interactive Media & Services — 4.6%
Kakao Corp.	371,528	52,616,563
NAVER Corp.	958,650	137,344,669
		189,961,232
Internet & Direct Marketing Retail — 0.3%
CJ ENM Co. Ltd.	113,624	11,769,369

IT Services — 0.8%
Samsung SDS Co. Ltd.	254,402	34,876,849

Leisure Products — 0.7%
HLB Inc.(a)(b)	355,011	28,207,955

Life Sciences Tools & Services — 1.1%
Samsung Biologics Co. Ltd.(a)(c)	121,377	46,322,140

Machinery — 2.1%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	511,683	9,332,053
Doosan Bobcat Inc.	545,542	12,757,013
Hyundai Heavy Industries Holdings Co. Ltd.	85,094	18,952,595
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	305,370	26,149,428
Samsung Heavy Industries Co. Ltd.(a)	3,818,885	18,331,906
		85,522,995
Marine — 0.3%
Pan Ocean Co. Ltd.(a)	3,429,114	10,545,690

Media — 0.3%
Cheil Worldwide Inc.	751,363	11,971,078

Metals & Mining — 3.0%
Hyundai Steel Co.	744,836	14,626,874
Korea Zinc Co. Ltd.(a)	69,373	23,676,499
POSCo	533,344	85,853,234
		124,156,607
Multiline Retail — 0.8%
Hyundai Department Store Co. Ltd.	175,838	10,265,059
Lotte Shopping Co. Ltd.	132,199	10,362,573
Shinsegae Inc.	70,470	13,693,635
		34,321,267
Oil, Gas & Consumable Fuels — 1.8%
GS Holdings Corp.	472,969	16,064,200
SK Innovation Co. Ltd.	416,714	38,772,073
S-Oil Corp.	372,748	20,440,524
		75,276,797
Personal Products — 2.7%
Amorepacific Corp.(a)	240,280	31,852,680
AMOREPACIFIC Group(a)	278,893	14,237,436
LG Household & Health Care Ltd.	65,221	65,570,063
		111,660,179
Pharmaceuticals — 0.7%
Hanmi Pharm Co. Ltd.(a)	65,277	14,028,240
Yuhan Corp.	90,625	15,968,505
		29,996,745
Road & Rail — 0.3%
CJ Logistics Corp.(a)	106,868	11,747,121

Semiconductors & Semiconductor Equipment — 6.6%
SK Hynix Inc.	3,723,342	269,478,602
Security	Shares	Value

Specialty Retail — 0.4%
Hotel Shilla Co. Ltd.	273,638	$18,092,327

Technology Hardware, Storage & Peripherals — 22.3%
Samsung Electronics Co. Ltd.	20,494,574	914,619,935

Textiles, Apparel & Luxury Goods — 0.4%
Fila Holdings Corp.(b)	469,553	14,846,303

Tobacco — 1.4%
KT&G Corp.	814,390	56,796,075

Trading Companies & Distributors — 0.2%
Posco International Corp.	697,979	8,591,837

Wireless Telecommunication Services — 0.7%
SK Telecom Co. Ltd.	157,913	27,629,899

Total Common Stocks — 96.7%
(Cost: $2,676,380,428)		3,971,667,507

Preferred Stocks

Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	238,015	12,993,326
Series 2, Preference Shares, NVS	312,378	19,264,810
		32,258,136
Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	82,300	12,671,964

Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	134,160	8,108,147
LG Household & Health Care Ltd., Preference
Shares, NVS	21,149	12,764,279
		20,872,426
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	78,045	2,927,089

Total Preferred Stocks — 1.7%
(Cost: $61,031,806)		68,729,615

Rights

Construction & Engineering — 0.0%
HDC Hyundai Development Co., (Expires 06/03/20)(a)	184,104	0	(d)

Total Rights — 0.0%
(Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 1.74%(e)(f)(g)	102,750,921	102,822,847

S c h e d u l e o f I n v e s t m e n t s

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	7,795,000	$7,795,000
		110,617,847
Total Short-Term Investments — 2.7%
(Cost: $110,545,921)		110,617,847

Total Investments in Securities — 101.1%
(Cost: $2,847,958,155)		4,151,014,969

Other Assets, Less Liabilities — (1.1)%		(44,012,217)

Net Assets — 100.0%		$4,107,002,752

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	202,603,206	(99,852,285)	102,750,921	$102,822,847	$5,809,056	(b)	$(3,648)	$20,079
BlackRock Cash Funds: Treasury, SL Agency Shares	6,894,000	901,000	7,795,000	7,795,000	68,525		—	—
				$110,617,847	$5,877,581		$(3,648)	$20,079

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
KOSPI 200 Index	1,122	03/12/20	$61,862	$(5,966,209)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,966,209

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$927,042

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,178,007)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$29,137,707

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,971,667,507	$—		$—	$3,971,667,507
Preferred Stocks	68,729,615	—		—	68,729,615
Rights	—	0	(a)	—	0	(a)
Money Market Funds	110,617,847	—		—	110,617,847
	$4,151,014,969	$0	(a)	$—	$4,151,014,969
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(5,966,209)	$—		$—	$(5,966,209)

(a)    Rounds to less than $1.

(b)    Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares
	MSCI Australia	iShares	iShares	iShares
	ETF	MSCI Canada ETF	MSCI Japan ETF	MSCI Mexico ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,287,888,085	$2,393,044,565	$10,392,224,369	$713,491,733
Affiliated(c)	581,114	9,371,041	21,890,212	1,779,653
Cash	448	614	933	452
Foreign currency, at value(d)	4,970,502	9,334,284	28,505,916	2,153,411
Foreign currency collateral pledged:
Futures contracts(e)	644,750	496,145	1,380,244	46,473
Receivables:
Investments sold	2,412,846	75,551,359	22,086,416	8,682,368
Securities lending income — Affiliated	493	218,048	16,427	486
Capital shares sold	—	—	—	981,930
Dividends	8,302,433	4,374,709	25,324,318	6,465
Total assets	1,304,800,671	2,492,390,765	10,491,428,835	727,142,971

LIABILITIES
Collateral on securities loaned, at value	8,780	8,154,067	16,305,696	1,585,416
Payables:
Investments purchased	4,565,818	82,122,742	23,165,722	8,240,397
Variation margin on futures contracts	566,584	352,587	3,252,498	1,624
Capital shares redeemed	—	309,921	1,125,336	349,415
Investment advisory fees	605,592	1,089,116	5,047,970	310,845
Total liabilities	5,746,774	92,028,433	48,897,222	10,487,697

NET ASSETS	$1,299,053,897	$2,400,362,332	$10,442,531,613	$716,655,274

NET ASSETS CONSIST OF:
Paid-in capital	$1,850,579,226	$3,438,354,140	$13,229,578,735	$1,393,267,260
Accumulated loss	(551,525,329)	(1,037,991,808)	(2,787,047,122)	(676,611,986)
NET ASSETS	$1,299,053,897	$2,400,362,332	$10,442,531,613	$716,655,274

Shares outstanding	64,400,000	87,100,000	195,150,000	17,400,000
Net asset value	$20.17	$27.56	$53.51	$41.19
Shares authorized	627.8 million	340.2 million	2.5246 billion	255 million
Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$8,275	$7,519,650	$15,634,742	$1,379,864
(b) Investments, at cost — Unaffiliated	$1,633,601,912	$2,812,777,858	$12,299,123,592	$1,095,809,679
(c) Investments, at cost — Affiliated	$581,112	$9,366,094	$21,881,280	$1,779,324
(d) Foreign currency, at cost	$5,110,843	$9,436,576	$27,853,919	$2,238,790
(e) Foreign currency collateral pledged, at cost	$675,785	$507,039	$1,362,083	$48,132

See notes to financial statements.

2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares
MSCI South Korea
ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,040,397,122
Affiliated(c)	110,617,847
Cash	700
Foreign currency, at value(d)	1,576
Foreign currency collateral pledged:
Futures contracts(e)	9,266,771
Receivables:
Investments sold	82,680,949
Securities lending income — Affiliated	878,375
Dividends	56,324,831
Total assets	4,300,168,171

LIABILITIES
Collateral on securities loaned, at value	102,747,534
Payables:
Investments purchased	82,352,950
Variation margin on futures contracts	5,963,794
Investment advisory fees	2,072,764
Foreign taxes	28,377
Total liabilities	193,165,419

NET ASSETS	$4,107,002,752

NET ASSETS CONSIST OF:
Paid-in capital	$3,889,762,383
Accumulated earnings	217,240,369
NET ASSETS	$4,107,002,752

Shares outstanding	76,350,000
Net asset value	$53.79
Shares authorized	200 million
Par value	$0.001

(a) Securities loaned, at value	$97,567,315
(b) Investments, at cost — Unaffiliated	$2,737,412,234
(c) Investments, at cost — Affiliated	$110,545,921
(d) Foreign currency, at cost	$1,576
(e) Foreign currency collateral pledged, at cost	$9,962,782

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares	iShares	iShares	iShares
	MSCI	MSCI	MSCI Japan	MSCI MexiCo
	Australia ETF	Canada ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated.	$31,077,959	$42,926,337	$142,018,002	$8,134,060
Dividends — Affiliated	8,844	12,619	56,897	6,752
Interest — Unaffiliated	208	2,465	—	4,616
Securities lending income — Affiliated — net	1,441	1,181,192	139,183	6,259
Foreign taxes withheld	(580,258)	(6,431,987)	(14,197,842)	(535,200)
Total investment income	30,508,194	37,690,626	128,016,240	7,616,487

EXPENSES
Investment advisory fees	3,927,183	6,879,065	32,667,310	2,062,094
Total expenses	3,927,183	6,879,065	32,667,310	2,062,094
Net investment income	26,581,011	30,811,561	95,348,930	5,554,393

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(16,115,062)	(108,840,900)	(64,484,977)	(30,627,167)
Investments — Affiliated	332	8,941	9,806	(35)
In-kind redemptions — Unaffiliated	53,089,385	90,048,664	326,422,258	26,844,750
Futures contracts	454,800	84,131	10,651,726	13,079
Foreign currency transactions	(140,949)	83,839	(2,019,721)	(43,768)
Net realized gain (loss)	37,288,506	(18,615,325)	270,579,092	(3,813,141)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(124,885,416)	(22,673,780)	(279,077,314)	20,655,290
Investments — Affiliated	2	(6,873)	(3,311)	343
Futures contracts	(937,733)	(400,325)	(6,262,319)	(113,315)
Foreign currency translations	(348,277)	(158,373)	816,867	(85,535)
Net change in unrealized appreciation (depreciation)	(126,171,424)	(23,239,351)	(284,526,077)	20,456,783
Net realized and unrealized gain (loss)	(88,882,918)	(41,854,676)	(13,946,985)	16,643,642
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(62,301,907)	$(11,043,115)	$81,401,945	$22,198,035

See notes to financial statements.

2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares
MSCI South
Korea ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$81,238,715
Dividends — Affiliated	68,525
Interest — Unaffiliated	557
Securities lending income — Affiliated — net	5,809,056
Foreign taxes withheld	(12,167,567)
Other foreign taxes	(7,994)
Total investment income	74,941,292

EXPENSES
Investment advisory fees	12,606,844
Total expenses	12,606,844
Net investment income	62,334,448

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(35,724,739)
Investments — Affiliated	(3,648)
Futures contracts	927,042
Foreign currency transactions	(106,804)
Net realized loss	(34,908,149)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	76,029,656
Investments — Affiliated	20,079
Futures contracts	(5,178,007)
Foreign currency translations	(2,592,950)
Net change in unrealized appreciation (depreciation)	68,278,778
Net realized and unrealized gain	33,370,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$95,705,077

See notes to financial statements.

F I N A N C I A L    S T A T E M E N T S

Statements of Changes in Net Assets

	iShares		iShares
	MSCI Australia ETF		MSCI Canada ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,581,011	$59,623,655	$30,811,561	$60,051,016
Net realized gain (loss)	37,288,506	(34,512,791)	(18,615,325)	(103,704,795)
Net change in unrealized appreciation (depreciation)	(126,171,424)	(9,995,015)	(23,239,351)	18,680,770
Net increase (decrease) in net assets resulting from operations	(62,301,907)	15,115,849	(11,043,115)	(24,973,009)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,038,080)	(71,965,308)	(37,421,735)	(63,960,878)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,196,318)	93,669,497	(169,759,150)	(287,106,743)

NET ASSETS
Total increase (decrease) in net assets	(100,536,305)	36,820,038	(218,224,000)	(376,040,630)
Beginning of period	1,399,590,202	1,362,770,164	2,618,586,332	2,994,626,962
End of period	$1,299,053,897	$1,399,590,202	$2,400,362,332	$2,618,586,332

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares		iShares
	MSCI Japan ETF		MSCI Mexico ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$95,348,930	$247,265,802	$5,554,393	$23,960,370
Net realized gain (loss)	270,579,092	409,682,495	(3,813,141)	(100,111,090)
Net change in unrealized appreciation (depreciation)	(284,526,077)	(1,725,742,453)	20,456,783	(62,853,146)
Net increase (decrease) in net assets resulting from operations	81,401,945	(1,068,794,156)	22,198,035	(139,003,866)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(169,474,596)	(229,873,912)	(8,809,713)	(25,697,670)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,639,569,977)	(3,504,195,955)	77,023,725	(377,985,490)

NET ASSETS
Total increase (decrease) in net assets	(1,727,642,628)	(4,802,864,023)	90,412,047	(542,687,026)
Beginning of period	12,170,174,241	16,973,038,264	626,243,227	1,168,930,253
End of period	$10,442,531,613	$12,170,174,241	$716,655,274	$626,243,227

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L    S T A T E M E N T S

Statements of Changes in Net Assets (continued)

	iShares
	MSCI South Korea ETF
	Six Months Ended
	02/29/20	Year Ended
	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,334,448	$69,657,107
Net realized loss	(34,908,149)	(154,004,207)
Net change in unrealized appreciation (depreciation)	68,278,778	(823,249,004)
Net increase (decrease) in net assets resulting from operations	95,705,077	(907,596,104)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(94,999,174)	(52,766,055)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	257,732,666	902,035,428

NET ASSETS
Total increase (decrease) in net assets	258,438,569	(58,326,731)
Beginning of period	3,848,564,183	3,906,890,914
End of period	$4,107,002,752	$3,848,564,183

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$21.67		$22.56	$22.58	$20.30	$18.66	$27.15
Net investment income(a)	0.38		1.00	0.90	0.84	0.84	1.23
Net realized and unrealized gain (loss)(b)	(1.42)		(0.70)	0.07	2.45	1.59	(8.49)
Net increase (decrease) from investment operations	(1.04)		0.30	0.97	3.29	2.43	(7.26)

Distributions(c)
From net investment income	(0.46)		(1.19)	(0.99)	(1.01)	(0.79)	(1.23)
Total distributions	(0.46)		(1.19)	(0.99)	(1.01)	(0.79)	(1.23)

Net asset value, end of period	$20.17		$21.67	$22.56	$22.58	$20.30	$18.66

Total Return
Based on net asset value	(5.01	)%(d)	1.75%	4.43%	16.70%	13.36%	(27.31)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	3.38	%(e)	4.68%	3.95%	3.90%	4.41%	5.37%

Supplemental Data
Net assets, end of period (000)	$1,299,054		$1,399,590	$1,362,770	$1,765,912	$1,668,702	$1,228,063
Portfolio turnover rate(f)	3	%(d)	9%	3%	4%	7%	9%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$28.22		$28.79	$27.83	$25.33	$24.02	$32.93
Net investment income(a)	0.33		0.62	0.58	0.51	0.51	0.54
Net realized and unrealized gain (loss)(b)	(0.60)		(0.53)	0.97	2.47	1.29	(8.85)
Net increase (decrease) from investment operations	(0.27)		0.09	1.55	2.98	1.80	(8.31)

Distributions(c)
From net investment income	(0.39)		(0.66)	(0.59)	(0.48)	(0.49)	(0.60)
Total distributions	(0.39)		(0.66)	(0.59)	(0.48)	(0.49)	(0.60)

Net asset value, end of period	$27.56		$28.22	$28.79	$27.83	$25.33	$24.02

Total Return
Based on net asset value	(1.04	)%(d)	0.56%	5.61%	11.88%	7.73%	(25.48)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	2.24	%(e)	2.26%	2.01%	1.93%	2.18%	1.92%

Supplemental Data
Net assets, end of period (000)	$2,400,362		$2,618,586	$2,994,627	$3,127,920	$3,097,794	$1,931,454
Portfolio turnover rate(f)	6	%(d)	6%	3%	6%	4%	5%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)	08/31/15 (a)

Net asset value, beginning of period	$54.05		$58.45	$54.57	$49.05	$48.61	$47.32
Net investment income(b)	0.42		0.92	0.87	0.49	0.72	0.60
Net realized and unrealized gain (loss)(c)	(0.24)		(4.43)	3.87	5.96	0.44	1.22
Net increase (decrease) from investment operations	0.18		(3.51)	4.74	6.45	1.16	1.82

Distributions(d)
From net investment income	(0.72)		(0.89)	(0.86)	(0.93)	(0.72)	(0.53)
Total distributions	(0.72)		(0.89)	(0.86)	(0.93)	(0.72)	(0.53)

Net asset value, end of period	$53.51		$54.05	$58.45	$54.57	$49.05	$48.61

Total Return
Based on net asset value	0.19	%(e)	(5.96)%	8.67%	13.31%	2.44%	3.84%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.46	%(f)	1.68%	1.46%	1.45%	1.53%	1.20%

Supplemental Data
Net assets, end of period (000)	$10,442,532		$12,170,174	$16,973,038	$16,017,689	$14,015,180	$19,147,802
Portfolio turnover rate(g)	1	%(e)	7%	4%	4%	4%	2%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF
	Six Months Ended
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	08/31/15

Net asset value, beginning of period	$41.47		$50.38	$56.68	$50.48	$52.70	$71.51
Net investment income(a)	0.30		1.09	0.95	0.88	0.93	0.68
Net realized and unrealized gain (loss)(b)	(0.15)		(8.75)	(6.17)	6.10	(1.82)	(18.56)
Net increase (decrease) from investment operations	0.15		(7.66)	(5.22)	6.98	(0.89)	(17.88)

Distributions(c)
From net investment income	(0.43)		(1.25)	(1.08)	(0.78)	(1.33)	(0.93)
Total distributions	(0.43)		(1.25)	(1.08)	(0.78)	(1.33)	(0.93)

Net asset value, end of period	$41.19		$41.47	$50.38	$56.68	$50.48	$52.70

Total Return
Based on net asset value	0.27	%(d)	(15.23)%	(9.02)%	14.03%	(1.68)%	(25.10)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.34	%(e)	2.46%	1.87%	1.79%	1.82%	1.10%

Supplemental Data
Net assets, end of period (000)	$716,655		$626,243	$1,168,930	$1,320,642	$1,317,518	$1,206,942
Portfolio turnover rate(f)	4	%(d)	5%	7%	8%	8%	13%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18		08/31/17		08/31/16		08/31/15

Net asset value, beginning of period	$53.34		$67.65		$68.19		$56.89		$48.15		$66.42
Net investment income(a)	0.85		0.97		0.94		0.64		0.56		0.46
Net realized and unrealized gain (loss)(b)	0.91		(14.49)		0.70		11.31		9.38		(18.07)
Net increase (decrease) from investment operations	1.76		(13.52)		1.64		11.95		9.94		(17.61)

Distributions(c)
From net investment income	(1.31)		(0.79)		(2.18)		(0.65)		(1.20)		(0.66)
Total distributions	(1.31)		(0.79)		(2.18)		(0.65)		(1.20)		(0.66)

Net asset value, end of period	$53.79		$53.34		$67.65		$68.19		$56.89		$48.15

Total Return
Based on net asset value	3.05	%(d)	(20.08)%		2.15%		21.28%		20.92%		(26.58)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%		0.59%		0.62%		0.64%		0.62%
Net investment income	2.87	%(e)	1.62%		1.31%		1.05%		1.09%		0.81%

Supplemental Data
Net assets, end of period (000)	$4,107,003		$3,848,564		$3,906,891		$3,784,638		$3,452,970		$3,160,954
Portfolio turnover rate(f)	7	%(d)(g)	16	%(g)	18	%(g)	16	%(g)	22	%(g)	24	%(g)

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars ("cash creations").
(g)	Portfolio turnover rate excluding cash creations was as follows: 5% 5% 11% 6% 10% 10%

(g) Portfolio turnover rate excluding cash creations was as follows:	5%	5%	11%	6%	10%	10%

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

Notes to Financial Statements (unaudited)

1. ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI MexiCo	Non-diversified
MSCI South Korea	Non-diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Australia
Goldman Sachs & Co.	$8,275	$8,275	$—	$—

MSCI Canada
Barclays Capital Inc.	$128,664	$128,664	$—	$—
Citigroup Global Markets Inc.	371,417	371,417	—	—
Credit Suisse Securities (USA) LLC	1,944,059	1,944,059	—	—
Goldman Sachs & Co.	1,805,690	1,805,690	—	—
Morgan Stanley & Co. LLC	1,607,572	1,607,572	—	—
Scotia Capital (USA) Inc.	587,517	587,517	—	—
UBS AG	245,536	245,536	—	—
Wells Fargo Securities LLC	829,195	829,195	—	—
	$7,519,650	$7,519,650	$—	$—

MSCI Japan
BofA Securities, Inc.	$476,891	$476,891	$—	$—
Goldman Sachs & Co.	5,139,982	5,139,982	—	—
JPMorgan Securities LLC	1,199,691	1,199,691	—	—
Macquarie Bank Limited	1,594,994	1,594,994	—	—
Morgan Stanley & Co. LLC	7,198,635	7,198,635	—	—
State Street Bank & Trust Company	24,549	24,549	—	—
	$15,634,742	$15,634,742	$—	$—

MSCI MexiCo
BofA Securities, Inc.	$67,813	$67,813	$—	$—
Morgan Stanley & Co. LLC	511,266	511,266	—	—
UBS Securities LLC	800,785	800,785	—	—
	$1,379,864	$1,379,864	$—	$—

MSCI South Korea
Barclays Capital Inc.	$3,792,102	$3,792,102	$—	$—
BofA Securities, Inc.	20,507,625	20,507,625	—	—
Citigroup Global Markets Inc.	7,704,652	7,704,652	—	—
Goldman Sachs & Co.	25,713,668	25,713,668	—	—
Jefferies LLC	262,207	262,207	—	—
JPMorgan Securities LLC	19,041,993	19,041,993	—	—
Macquarie Bank Limited	1,188,967	1,188,967	—	—
Morgan Stanley & Co. LLC	19,284,516	19,284,516	—	—
UBS Securities LLC	71,585	71,585	—	—
	$97,567,315	$97,567,315	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Australia	$371
MSCI Canada	263,509
MSCI Japan	38,240
MSCI MexiCo	1,567
MSCI South Korea	1,308,478

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Australia	$4,302,401	$4,813,196	$(2,893,650)
MSCI Japan	50,442,620	13,225,531	(2,913,123)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$49,794,038	$43,964,617
MSCI Canada	154,491,865	157,889,176
MSCI Japan	133,359,471	173,287,534
MSCI MexiCo	38,897,665	32,793,070
MSCI South Korea	449,793,089	285,242,138

For the six months ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$370,919,875	$384,798,777
MSCI Canada	375,276,237	543,767,431
MSCI Japan	2,513,142,188	4,200,877,756
MSCI MexiCo	1,099,469,612	1,031,899,210

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Australia	$180,293,854
MSCI Canada	546,535,951
MSCI Japan	917,415,410
MSCI MexiCo	256,843,766
MSCI South Korea	472,501,073

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,703,153,997	$65,371,809	$(480,887,444)	$(415,515,635)
MSCI Canada	2,873,361,474	171,400,033	(642,677,264)	(471,277,231)
MSCI Japan	12,525,168,217	476,007,820	(2,594,097,989)	(2,118,090,169)
MSCI MexiCo	1,131,496,807	4,970,994	(421,226,074)	(416,255,080)
MSCI South Korea	3,412,430,586	1,621,632,891	(889,014,717)	732,618,174

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

Notes to Financial Statements (unaudited) (continued)

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Australia
Shares sold	17,200,000	$384,832,552	17,200,000	$365,456,184
Shares redeemed	(17,400,000)	(388,028,870)	(13,000,000)	(271,786,687)
Net increase(decrease)	(200,000)	$(3,196,318)	4,200,000	$93,669,497

MSCI Canada
Shares sold	12,800,000	$377,258,166	16,000,000	$450,405,632
Shares redeemed	(18,500,000)	(547,017,316)	(27,200,000)	(737,512,375)
Net decrease	(5,700,000)	$(169,759,150)	(11,200,000)	$(287,106,743)

MSCI Japan
Shares sold	43,950,000	$2,567,996,616	96,150,000	$5,263,571,116
Shares redeemed	(73,950,000)	(4,207,566,593)	(161,400,000)	(8,767,767,071)
Net decrease	(30,000,000)	$(1,639,569,977)	(65,250,000)	$(3,504,195,955)

MSCI MexiCo
Shares sold	25,200,000	$1,112,553,553	34,300,000	$1,475,864,783
Shares redeemed	(22,900,000)	(1,035,529,828)	(42,400,000)	(1,853,850,273)
Net increase(decrease)	2,300,000	$77,023,725	(8,100,000)	$(377,985,490)

MSCI South Korea
Shares sold	4,200,000	257,732,666	23,050,000	$1,390,211,716
Shares redeemed	—	$—	(8,650,000)	(488,176,288)
Net increase	4,200,000	$257,732,666	14,400,000	$902,035,428

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

CPO      Certificates of Participation (Ordinary)

NVS       Non-Voting Shares

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca
•	iShares Currency Hedged MSCI Germany ETF | HEWG | NASDAQ
•	iShares Currency Hedged MSCI Italy ETF | HEWI | NYSE Arca
•	iShares Currency Hedged MSCI Spain ETF | HEWP | NYSE Arca
•	iShares Currency Hedged MSCI Switzerland ETF | HEWL | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Eurozone ETF

Investment Objective

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception		5 Years	Inception
Fund NAV	0.07%	6.09%	3.92%	5.83%	6.09%	21.21%	37.65%
Fund Market	0.14	6.27	3.93	5.84	6.27	21.24	37.78
Index	(0.02)	5.85	4.06	6.12	5.85	22.02	39.79

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$ 1,000.70	$ 0.15	$ 1,000.00	$ 1,024.70	$ 0.15	0.03%
(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	16.4%
Industrials	14.5
Consumer Discretionary	14.1
Information Technology	11.0
Consumer Staples	9.9
Health Care	8.2
Utilities	7.6
Materials	6.8
Communication Services	4.9
Energy	4.4
Real Estate	2.2
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
France	35.1%
Germany	26.8
Netherlands	12.7
Spain	8.9
Italy	7.0
Finland	3.1
Belgium	2.8
Ireland	1.8
Austria	0.7
United Kingdom	0.6

(a) Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Germany ETF

Investment Objective

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	0.65%	4.53%	1.79%	4.82%	4.53%	9.26%	33.12%
Fund Market	0.65	4.57	1.79	4.82	4.57	9.26	33.11
Index	0.74	4.73	2.05	5.05	4.73	10.66	34.98

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$ 1,006.50	$ 0.15	$ 1,000.00	$ 1,024.70	$ 0.15	0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Consumer Discretionary	16.7%
Financials	16.7
Information Technology	14.2
Health Care	13.1
Industrials	13.0
Materials	8.6
Communication Services	5.2
Real Estate	4.6
Utilities	4.6
Consumer Staples	3.3
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
SAP SE	10.6%
Allianz SE	7.9
Siemens AG	6.9
Bayer AG	6.2
Deutsche Telekom AG	4.8
BASF SE	4.7
adidas AG	4.4
Daimler AG	3.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.2
Volkswagen AG	2.7

(a)     Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Italy ETF

Investment Objective

The iShares Currency Hedged MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Italian equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Italy 25/50 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Italy ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	3.11%	11.28%	4.04%	11.28%	20.30%
Fund Market	3.11	11.22	3.99	11.22	20.05
Index	2.69	10.23	3.58	10.23	17.83

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$ 1,031.10	$ 0.00	$ 1,000.00	$ 1,024.70	$ 0.00	0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	30.3%
Utilities	27.0
Consumer Discretionary	13.2
Industrials	11.3
Energy	10.2
Communication Services	3.9
Consumer Staples	2.1
Health Care	2.0
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Enel SpA	19.8%
ntesa Sanpaolo SpA	9.9
Eni SpA	8.3
UniCredit SpA	6.6
Fiat Chrysler Automobiles NV	4.8
Assicurazioni Generali SpA	4.5
Ferrari NV	4.4
Atlantia SpA	3.9
Snam SpA	3.7
CNH Industrial NV	3.5

(a)    Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI I Spain ETF

Investment Objective

The iShares Currency Hedged MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Spanish equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Spain 25/50 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Spain ETF.

Performance

			Average Annual Total Returns		Cumulative Total Returns
				Since		Since
	6 Months		1 Year	Inception	1 Year	Inception
Fund NAV	1.64	%(a)	(0.24)%	0.93%	(0.24)%	4.41%
Fund Market	1.89		(0.10)	0.94	(0.10)	4.46
Index	1.62		(0.74)	0.94	(0.74)	4.45
(a)	The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$ 1,016.40	$ 0.15	$ 1,000.00	$ 1,024.70	$ 0.15	0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	31.6%
Utilities	27.9
Industrials	13.0
Communication Services	8.5
Consumer Discretionary	6.8
Information Technology	4.5
Energy	4.3
Health Care	3.4
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
berdrola SA	17.0%
Banco Santander SA	14.7
Banco Bilbao Vizcaya Argentaria SA	7.0
ndustria de Diseno Textil SA	6.8
Amadeus IT Group SA	4.5
Ferrovial SA	4.5
Repsol SA	4.3
Telefonica SA	4.3
Cellnex Telecom SA	4.2
Aena SME SA	3.7

(a)   Excludes money market funds.

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI Switzerland ETF

Investment Objective

The iShares Currency Hedged MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Swiss equities while mitigating exposure to fluctuations between the value of the Swiss franc and the U.S. dollar, as represented by the MSCI Switzerland 25/50 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Switzerland ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	(0.05)%	11.37%	8.42%	11.37%	45.88%
Fund Market	0.46	11.79	8.51	11.79	46.42
Index	0.18	10.99	8.46	10.99	46.09

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$ 1,000.00	$ 999.50	$ 0.15	$ 1,000.00	$ 1,024.70	$ 0.15	0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Health Care	33.1%
Consumer Staples	23.0
Financials	18.0
Industrials	9.9
Materials	7.9
Consumer Discretionary	4.7
Communication Services.	1.4
Real Estate.	1.0
Information Technology	1.0
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Nestle SA	20.4%
Roche Holding AG	14.1
Novartis AG	11.0
Zurich Insurance Group AG	4.3
UBS Group AG	3.5
ABB Ltd.	3.3
Cie. Financiere Richemont SA.	3.0
Lonza Group AG.	2.6
Givaudan SA	2.5
Credit Suisse Group AG	2.5

(a)   Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund ’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calcu late market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.6%
iShares MSCI Eurozone ETF(a)	23,309,379	$ 873,868,619
Total Investment Companies — 100.6% (Cost: $993,090,120)		873,868,619

Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	954,000	954,000
Total Short-Term Investments — 0.1% (Cost: $954,000)		954,000
Total Investments in Securities — 100.7% (Cost: $994,044,120)		874,822,619
Other Assets, Less Liabilities — (0.7)%		(6,499,852)
Net Assets — 100.0%		$ 868,322,767

(a) Affiliate of the Fund.

(b) Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	851,000	103,000	(b)	—	954,000	$954,000	$6,321	$—	$—
iShares MSCI Eurozone ETF	22,742,705	9,653,694		(9,087,020)	23,309,379	873,868,619	4,077,200	(578,044)	(3,820,602)
						$874,822,619	$4,083,521	$(578,044)	$(3,820,602)

(a)   Includes realized capital gain distributions from an affiliated fund, if any.

(b)   Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	41,537,000	USD	45,093,539	BNP	03/03/20	$761,239
EUR	5,898,000	USD	6,426,859	BOA	03/03/20	84,239
EUR	647,000	USD	703,874	DB	03/03/20	10,382
EUR	215,667,586	USD	236,492,018	MS	03/03/20	1,594,247
EUR	4,371,000	USD	4,757,525	SSB	03/03/20	67,841
EUR	725,524,593	USD	795,555,854	UBS	03/03/20	5,387,132
USD	24,196,348	EUR	21,797,000	CITI	03/03/20	133,547
USD	12,357,537	EUR	11,171,000	JPM	03/03/20	25,310
USD	99,910,995	EUR	90,473,834	MS	03/03/20	32,392
EUR	31,777,000	USD	35,034,571	BNP	04/02/20	111,175
EUR	31,049,000	USD	34,170,232	SSB	04/02/20	170,339
						8,377,843
EUR	3,253,000	USD	3,610,989	BOA	03/03/20	(19,839)
EUR	4,286,000	USD	4,737,306	MS	03/03/20	(5,774)
USD	32,474,954	EUR	29,928,000	BNP	03/03/20	(564,067)

F U N D S U M M A R Y	9

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Eurozone ETF
February 29, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	815,150,272	EUR	738,554,511	BOA	03/03/20	$(177,094)
USD	1,605,833	EUR	1,465,000	DB	03/03/20	(11,454)
USD	1,849,727	EUR	1,700,000	JPM	03/03/20	(26,989)
USD	96,261,385	EUR	87,633,834	MS	03/03/20	(482,000)
USD	18,468,647	EUR	17,079,000	SSB	03/03/20	(385,717)
USD	1,504,576	EUR	1,382,000	UBS	03/03/20	(21,083)
EUR	3,942,000	USD	4,360,759	UBS	04/02/20	(859)
USD	3,039,966	EUR	2,761,000	BOA	04/02/20	(13,733)
USD	140,485,998	EUR	128,033,752	MS	04/02/20	(1,120,887)
USD	797,016,335	EUR	725,524,593	UBS	04/02/20	(5,422,674)
						(8,252,170)
	Net unrealized appreciation					$125,673

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$8,377,843
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$8,252,170

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts.	$19,857,454
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(14,593,183)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,042,762,783
Average amounts sold — in USD.	$1,941,932,037

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

10	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF
February 29, 2020

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$8,377,843	$8,252,170

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$8,377,843	$8,252,170
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$8,377,843	$8,252,170

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative
	Assets
	Subject to	Derivatives	Cash	Net Amount
	an MNA by	Available	Collateral	of Derivative
Counterparty	Counterparty	for Offset(a)	Received(b)	Assets(c)(d)

Bank of America N.A	$84,239	$(84,239)	$—	$—
BNP Paribas SA	872,414	(564,067)	—	308,347
Citibank N.A.	133,547	—	—	133,547
Deutsche Bank AG London	10,382	(10,382)	—	—
JPMorgan Chase Bank N.A.	25,310	(25,310)	—	—
Morgan Stanley & Co. International PLC	1,626,639	(1,608,661)	(17,978)	—
State Street Bank and Trust Co.	238,180	(238,180)	—	—
UBSAG	5,387,132	(5,387,132)	—	—
	$8,377,843	$(7,917,971)	$(17,978)	$441,894

	Derivative
	Liabilities
	Subject to	Derivatives	Cash	Net Amount
	an MNA by	Available	Collateral	of Derivative
Counterparty	Counterparty	for Offset(a)	Pledged	Liabilities(d)(e)
Bank of America N.A	$210,666	$(84,239)	$—	$126,427
BNP Paribas SA	564,067	(564,067)	—	—
Deutsche Bank AG London	1 1,454	(10,382)	—	1,072
JPMorgan Chase Bank N.A.	26,989	(25,310)	—	1,679
Morgan Stanley & Co. International PLC	1,608,661	(1,608,661)	—	—
State Street Bank and Trust Co.	385,717	(238,180)	—	147,537
UBSAG	5,444,616	(5,387,132)	—	57,484
	$8,252,170	$(7,917,971)	$—	$334,199

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Eurozone ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$873,868,619	$—	$—	$873,868,619
Money Market Funds	954,000	—	—	954,000
	$874,822,619	$—	$—	$874,822,619
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$8,377,843	$—	$8,377,843
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,252,170)	—	(8,252,170)
	$—	$125,673	$—	$125,673

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Germany ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.7%
iShares MSCI Germany ETF(a)	5,420,829	$142,134,136

Total Investment Companies — 100.7%
(Cost: $172,296,148)		142,134,136

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	75,000	75,000

Total Short-Term Investments — 0.0%
(Cost: $75,000)		75,000

Total Investments in Securities — 100.7%
(Cost: $172,371,148)		142,209,136

Other Assets, Less Liabilities — (0.7)%		(1,045,175)
Net Assets — 100.0% .		$141,163,961

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased	Sold	02/29/20	02/29/20	Income	Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	75,000	—	—	75,000	$75,000	$537	$—	$—
iShares MSCI Germany ETF	5,844,757	751,153	(1,175,081)	5,420,829	142,134,136	—	(1,446,988)	2,052,312
					$142,209,136	$537	$(1,446,988)	$2,052,312

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)

EUR	36,110,150	USD	39,596,871	MS	03/03/20	$266,935
EUR	125,788,950	USD	137,930,728	UBS	03/03/20	934,002
USD	5,655,842	EUR	5,095,000	CITI	03/03/20	31,216
USD	15,360,350	EUR	13,912,100	MS	03/03/20	2,085
EUR	2,547,000	USD	2,804,344	BOA	04/02/20	12,669
EUR	4,943,000	USD	5,449,920	CITI	04/02/20	17,098
EUR	6,386,000	USD	7,027,959	SSB	04/02/20	35,035
						1,299,040
EUR	1,092,000	USD	1,212,176	MS	03/03/20	(6,662)
USD	18,276,884	EUR	16,681,100	MS	03/03/20	(138,219)
USD	140,498,962	EUR	127,302,900	SSB	03/03/20	(37,094)
EUR	3,646,000	USD	4,033,315	UBS	04/02/20	(794)
USD	24,359,384	EUR	22,198,050	MS	04/02/20	(191,929)

SC H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF

February 29, 2020

Forward Foreign Currency Exchange Contracts (continued)

					Unrealized
					Appreciation
Currency Purchased	Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD 138,183,942	EUR	125,788,950	UBS	04/02/20	$(940,165)
					(1,314,863)
Net unrealized depreciation					$(15,823)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,299,040
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$1,3 14,863

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$3,854,480
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(2,762,918)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$186,459,350
Average amounts sold — in USD	$341,198,994

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,299,040	$1,314,863
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,299,040	$1,314,863
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$1,299,040	$1,314,863

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Germany ETF

February 29, 2020

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative
	Assets
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Assets(b)
Bank of America N.A	$12,669	$—	$12,669
Citibank N.A.	48,314	—	48,314
Morgan Stanley & Co. International PLC	269,020	(269,020)	—
State Street Bank and Trust Co.	35,035	(35,035)	—
UBSAG	934,002	(934,002)	—
	$1,299,040	$(1,238,057)	$60,983

	Derivative
	Liabilities
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Liabilities(c)
Morgan Stanley & Co. International PLC	$336,810	$(269,020)	$67,790
State Street Bank and Trust Co.	37,094	(35,035)	2,059
UBSAG	940,959	(934,002)	6,957
	$1,314,863	$(1,238,057)	$76,806

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$142,134,136	$—	$—	$142,134,136
Money Market Funds	75,000	—	—	75,000
	$142,209,136	$—	$—	$142,209,136

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,299,040	$—	$1,299,040
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,314,863)	—	(1,314,863)
	$—	$(15,823)	$—	$(15,823)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Italy ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.8%
iShares MSCI Italy ETF(a)	64,461	$1,755,918

Total Investment Companies — 100.8%
(Cost: $1,905,169)		1,755,918

Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.1%
(Cost: $1,000)		1,000

Total Investments in Securities — 100.9%
(Cost: $1,906,169)		1,756,918

Other Assets, Less Liabilities — (0.9)%		(15,136)

Net Assets — 100.0%		$1,741,782

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

											Change in
	Shares					Shares				Net	Unrealized
	Held at	Shares		Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold		02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	130,344	—		(130,344	)(b)	—	$—	$6,624	(c)	$58	$13
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,000	(b)	—		1,000	1,000	3		—	—
iShares MSCI Italy ETF	62,897	3,914		(2,350)		64,461	1,755,918	12,988		(1,840)	23,024
							$1,756,918	$19,615		$(1,782)	$23,037

(a)	Includes realized capital gain distributions from an affiliated fund, if any
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)

EUR	3,420,000	USD	3,750,245	MS	03/03/20	$25,265
USD	1,892,870	EUR	1,714,000	MS	03/03/20	700
EUR	103,000	USD	113,455	MS	04/02/20	464
						26,429
EUR	8,000	USD	8,879	MS	03/03/20	(48)
USD	1,882,743	EUR	1,714,000	MS	03/03/20	(9,427)
USD	1,870,911	EUR	1,706,000	MS	04/02/20.	(15,947)
						(25,422)
	Net unrealized appreciation					$ 1 ,007

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Italy ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$26,429

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$25,422

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts.	$41,701

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts.	$(27,021)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD.	$3,062,221
Average amounts sold — in USD	$4,852,078

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$26,429	$25,422
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$26,429	$25,422
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$26,429	$25,422

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Derivative
Assets
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Assets(b)
Morgan Stanley & Co. International PLC	$26,429	$(25,422)	$1,007

Derivative
Liabilities
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Liabilities
Morgan Stanley & Co. International PLC	$25,422	$(25,422)	$—

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Italy ETF

February 29, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,755,918	$—	$—	$1,755,918
Money Market Funds	1,000	—	—	1,000
	$1,756,918	$—	$—	$1,756,918
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$26,429	$—	$26,429
Liabilities
Forward Foreign Currency Exchange Contracts	—	(25,422)	—	(25,422)
	$—	$1,007	$—	$1,007

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Spain ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 100.8%
iShares MSCI Spain ETF(a)(b)	275,959	$7,254,962

Total Investment Companies — 100.8%
(Cost: $9,120,912)		7,254,962

Short-Term Investments
Money Market Funds — 46.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(a)(c)(d)	3,338,105	3,340,442
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(c)	3,000	3,000
		3,343,442
Total Short-Term Investments — 46.4%
(Cost: $3,343,238)		3,343,442

Total Investments in Securities — 147.2%
(Cost: $12,464,150)		10,598,404

Other Assets, Less Liabilities — (47.2)%		(3,400,580)

Net Assets — 100.0%		$7,197,824

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan. (c) Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares	Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased	Sold		02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares.	3,874,277	—	(536,172	)(b)	3,338,105	$3,340,442	$15,451	(c)	$(48)	$590
BlackRock Cash Funds: Treasury, SL Agency Shares	5,000	—	(2,000	)(b)	3,000	3,000	29		—	—
iShares MSCI Spain ETF	385,170	24,490	(133,701)		275,959	7,254,962	185,250		(412,020)	534,361
						$10,598,404	$200,730		$(412,068)	$534,951

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)

EUR	14,080,000	USD	15,439,542	MS	03/03/20	$104,076
USD	7,773,572	EUR	7,040,000	MS	03/03/20	1,763
EUR	402,000	USD	442,997	MS	04/02/20	1,620
						107,459
USD	7,733,088	EUR	7,040,000	MS	03/03/20	(38,721)
USD	7,720,522	EUR	7,040,000	MS	04/02/20	(65,803)
						(104,524)
	Net unrealized appreciation					$2,935

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Spain ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$107,459
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$104,524

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$211,414
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(172,270)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$14,827,431
Average amounts sold — in USD	$23,731,310

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$107,459	$104,524
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$107,459	$104,524
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$107,459	$104,524

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Derivative
Assets
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Assets(b)
Morgan Stanley & Co. International PLC	$107,459	$(104,524)	$2,935

Derivative
Liabilities
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Liabilities
Morgan Stanley & Co. International PLC	$104,524	$(104,524)	$—

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Spain ETF
February 29, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$7,254,962	$—	$—	$7,254,962
Money Market Funds	3,343,442	—	—	3,343,442
	$10,598,404	$—	$—	$10,598,404
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts.	$—	$107,459	$—	$107,459
Liabilities
Forward Foreign Currency Exchange Contracts	—	(104,524)	—	(104,524)
	$—	$2,935	$—	$2,935

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Switzerland ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.6%
iShares MSCI Switzerland ETF(a)	230,414	$8,728,082

Total Investment Companies — 100.6%
(Cost: $7,899,453)		8,728,082

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	4,000	4,000

Total Short-Term Investments — 0.0%
(Cost: $4,000)		4,000

Total Investments in Securities — 100.6%
(Cost: $7,903,453)		8,732,082

Other Assets, Less Liabilities — (0.6)%		(53,912)

Net Assets — 100.0%		$8,678,170

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares		Shares	Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold	02/29/20	02/29/20	Income		(Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$262	(c)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,000	1,000	(b)	—	4,000	4,000	30		—	—
iShares MSCI Switzerland ETF	194,217	45,431		(9,234)	230,414	8,728,082	—		293	(13,217)
						$8,732,082	$292		$293	$(13,217)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CHF	18,406,000	USD	18,990,299	MS	03/03/20	$87,230
USD	318,914	CHF	307,000	MS	03/03/20	713
CHF	668,000	USD	692,138	MS	04/02/20	1,731
						89,674
CHF	36,000	USD	37,391	MS	03/03/20	(78)
USD	18,727,819	CHF	18,135,000	MS	03/03/20	(68,822)
USD	9,483,884	CHF	9,185,000	MS	04/02/20	(56,801)
						(125,701)
	Net unrealized depreciation					$(36,027)

22	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Switzerland ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$89,674

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$125,701

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(49,009)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(41,138)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$14,101,723
Average amounts sold — in USD	$22,045,195

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$89,674	$125,701
Total derivative assets and liabilities in the Statement of Assets and Liabilities.	$89,674	$125,701
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$89,674	$125,701

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Derivative
Assets
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Assets
Morgan Stanley & Co. International PLC.	$89,674	$(89,674)	$—

Derivative
Liabilities
	Subject to	Derivatives	Net Amount
	an MNA by	Available	of Derivative
Counterparty	Counterparty	for Offset(a)	Liabilities(b)
Morgan Stanley & Co. International PLC	$125,701	$(89,674)	$36,027

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Switzerland ETF
February 29, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$8,728,082	$—	$—	$8,728,082
Money Market Funds	4,000	—	—	4,000
	$8,732,082	$—	$—	$8,732,082
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts.	$—	$89,674	$—	$89,674
Liabilities
Forward Foreign Currency Exchange Contracts	—	(125,701)	—	(125,701)
	$—	$(36,027)	$—	$(36,027)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

24	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares	iShares
	Currency	Currency	iShares	iShares
	Hedged	Hedged	Currency	Currency
	MSCI	MSCI	Hedged	Hedged
	Eurozone	Germany	MSCI Italy	MSCI Spain
	ETF	ETF	ETF	ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Affiliated(b)	$874,822,619	$142,209,136	$1,756,918	$10,598,404
Cash	302	373	24	916
Receivables:
Securities lending income — Affiliated	—	—	1,185	2,095
Capital shares sold	13,827	—	—	—
Dividends	1,961	110	2	3
Unrealized appreciation on:
Forward foreign currency exchange contracts	8,377,843	1,299,040	26,429	107,459
Total assets	883,216,552	143,508,659	1,784,558	10,708,877

LIABILITIES
Cash received:
Collateral — forward foreign currency exchange contracts	520,000	—	—	—
Collateral on securities loaned, at value	—	—	—	3,339,900
Payables:
Investments purchased	6,097,093	1,013,500	17,354	66,441
Capital shares redeemed	1,386	11,707	—	—
Investment advisory fees	23,136	4,628	—	188
Unrealized depreciation on:
Forward foreign currency exchange contracts	8,252,170	1,314,863	25,422	104,524
Total liabilities	14,893,785	2,344,698	42,776	3,511,053

NET ASSETS	$868,322,767	$141,163,961	$1,741,782	$7,197,824

NET ASSETS CONSIST OF:
Paid-in capital.	$991,928,318	$211,588,816	$2,231,860	$13,481,436
Accumulated loss	(123,605,551)	(70,424,855)	(490,078)	(6,283,612)
NET ASSETS	$868,322,767	$141,163,961	$1,741,782	$7,197,824

Shares outstanding	29,950,000	5,350,000	100,000	350,000
Net asset value	$28.99	$26.39	$17.42	$20.57
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$3,252,073
(b) Investments, at cost — Affiliated	$994,044,120	$172,371,148	$1,906,169	$12,464,150

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	25

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares
Currency
Hedged
MSCI
Switzerland
ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$8,732,082
Cash	709
Receivables:
Dividends	6
Unrealized appreciation on:
Forward foreign currency exchange contracts	89,674
Total assets	8,822,471

LIABILITIES
Payables:
Investments purchased	18,373
Investment advisory fees	227
Unrealized depreciation on:
Forward foreign currency exchange contracts	125,701
Total liabilities	144,301

NET ASSETS	$8,678,170

NET ASSETS CONSIST OF:
Paid-in capital	$7,980,551
Accumulated earnings	697,619
NET ASSETS	$8,678,170

Shares outstanding	300,000
Net asset value	$28.93
Shares authorized	Unlimited
Par value	None

(a) Investments, at cost — Affiliated	$7,903,453

See notes to financial statements

26	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares	iShares
	Currency	Currency	iShares	iShares
	Hedged	Hedged	Currency	Currency
	MSCI	MSCI	Hedged	Hedged
	Eurozone	Germany	MSCI	MSCI
	ETF	ETF	Italy ETF	Spain ETF

INVESTMENT INCOME
Dividends — Affiliated	$4,083,521	$537	$12,991	$185,279
Securities lending income — Affiliated — net	—	—	6,624	15,451
Total investment income	4,083,521	537	19,615	200,730

EXPENSES
Investment advisory fees	2,868,084	426,815	5,645	27,596
Total expenses	2,868,084	426,815	5,645	27,596
Less:
Investment advisory fees waived	(2,729,306)	(400,519)	(5,645)	(26,261)
Total expenses after fees waived	138,778	26,296	—	1,335
Net investment income (loss)	3,944,743	(25,759)	19,615	199,395

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(5,480,448)	(778,087)	(1,782)	(84,182)
In-kind redemptions — Affiliated	4,902,404	(668,901)	—	(327,886)
Forward foreign currency exchange contracts	19,857,454	3,854,480	41,701	211,414
Net realized gain (loss)	19,279,410	2,407,492	39,919	(200,654)
Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(3,820,602)	2,052,312	23,037	534,951
Forward foreign currency exchange contracts	(14,593,183)	(2,762,918)	(27,021)	(172,270)
Net change in unrealized appreciation (depreciation)	(18,413,785)	(710,606)	(3,984)	362,681
Net realized and unrealized gain	865,625	1,696,886	35,935	162,027
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,810,368	$1,671,127	$55,550	$361,422

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	27

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares
Currency
Hedged
MSCI
Switzerland
ETF

INVESTMENT INCOME
Dividends — Affiliated	$30
Securities lending income — Affiliated — net.	262
Total investment income	292

EXPENSES
Investment advisory fees	25,144
Total expenses	25,144
Less:
Investment advisory fees waived	(23,927)
Total expenses after fees waived	1,217
Net investment loss	(925)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	293
Forward foreign currency exchange contracts	(49,009)
Net realized loss	(48,716)
Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(13,217)
Forward foreign currency exchange contracts	(41,138)
Net change in unrealized appreciation (depreciation)	(54,355)
Net realized and unrealized loss	(103,071)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,996)

See notes to financial statements

28	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares		iShares
	Currency Hedged MSCI Eurozone ETF		Currency Hedged MSCI Germany ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$3,944,743	$30,304,545	$(25,759)	$4,709,161
Net realized gain	19,279,410	22,553,918	2,407,492	1,958,880
Net change in unrealized appreciation (depreciation)	(18,413,785)	(75,152,916)	(710,606)	(23,097,587)
Net increase (decrease) in net assets resulting from operations	4,810,368	(22,294,453)	1,671,127	(16,429,546)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain	(28,920,443)	(30,343,703)	—	(4,709,161)
Return of capital	—	—	—	(7,999)
Decrease in net assets resulting from distributions to shareholders	(28,920,443)	(30,343,703)	—	(4,717,160)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	23,445,500	(738,822,576)	(15,126,825)	(154,579,632)

NET ASSETS
Total decrease in net assets	(664,575)	(791,460,732)	(13,455,698)	(175,726,338)
Beginning of period	868,987,342	1,660,448,074	154,619,659	330,345,997
End of period	$868,322,767	$868,987,342	$141,163,961	$154,619,659

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	29

Statements of Changes in Net Assets (continued)

	iShares		iShares
	Currency Hedged MSCI Italy ETF		Currency Hedged MSCI Spain ETF
	Six Months		Six Months
	Ended		Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,615	$92,180	$199,395	$478,644
Net realized gain (loss)	39,919	(4,640)	(200,654)	210,659
Net change in unrealized appreciation (depreciation)	(3,984)	76,153	362,681	(517,623)
Net increase in net assets resulting from operations	55,550	163,693	361,422	171,680

DISTRIBUTIONS TO SHAREHOLDERS(a)	`
Decrease in net assets resulting from distributions to shareholders	(19,337)	(94,542)	(201,347)	(479,645)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(746,187)	(3,334,315)	(5,223,688)

NET ASSETS
Total increase (decrease) in net assets	36,213	(677,036)	(3,174,240)	(5,531,653)
Beginning of period	1,705,569	2,382,605	10,372,064	15,903,717
End of period	$1,741,782	$1,705,569	$7,197,824	$10,372,064

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

30	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI Switzerland ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(925)	$148,895
Net realized gain (loss)	(48,716)	191,646
Net change in unrealized appreciation (depreciation)	(54,355)	762,888
Net increase (decrease) in net assets resulting from operations	(103,996)	1,103,429

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(102,154)	(340,012)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,550,696	1,214,499

NET ASSETS
Total increase in net assets	1,344,546	1,977,916
Beginning of period	7,333,624	5,355,708
End of period	$8,678,170	$7,333,624

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/19		08/31/18	08/31/17		08/31/16		08/31/15
Net asset value, beginning of period	$29.86		$29.76		$28.83	$24.73		$25.90		$24.87
Net investment income(a)	0.13		0.76		0.79	0.64		0.60		1.17
Net realized and unrealized gain (loss)(b)	(0.04)		0.24		1.03	4.07		(0.93)		0.65
Net increase (decrease) from investment operations	0.09		1.00		1.82	4.71		(0.33)		1.82

Distributions(c)
From net investment income	(0.13)		(0.90)		(0.89)	(0.61)		(0.71)		(0.63)
From net realized gain	(0.83)		(0.00	)(d)	—	—		(0.13)		(0.16)
Return of capital	—		—		—	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)
Total distributions	(0.96)		(0.90)		(0.89)	(0.61)		(0.84)		(0.79)

Net asset value, end of period	$28.99		$29.86		$29.76	$28.83		$24.73		$25.90

Total Return
Based on net asset value	0.07	%(e)	3.41%		6.36%	19.13%		(1.02)%		7.27%

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%		0.62%	0.62%		0.62%		0.62%
	0.03	%(g)	0.03%		0.03%	0.03%		0.03%		0.03%
Net investment income	0.85	%(g)	2.63%		2.61%	2.32%		2.42%		4.15%

Supplemental Data
Net assets, end of period (000)	$868,323		$868,987		$1,660,448	$1,791,673		$1,345,405		$1,562,767
Portfolio turnover rate(h)(i)	6	%(e)	5%		11%	9%		12%		21%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Rounds to less than $0.01.

(e)	Not annualized.

(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements

32	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended
	02/29/20		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/19		08/31/18	08/31/17	08/31/16	08/31/15
Net asset value, beginning of period	$26.21		$27.64		$26.82	$24.03	$24.01	$23.63
Net investment income(a)	(0.00)		0.55		0.53	0.74	0.31	0.99
Net realized and unrealized gain (loss)(b)	0.18		(1.25)		1.02	2.62	0.46	0.68
Net increase (decrease) from investment operations	0.18		(0.70)		1.55	3.36	0.77	1.67

Distributions(c)
From net investment income	—		(0.73)		(0.73)	(0.57)	(0.54)	(0.46)
From net realized gain	—		—		—	—	(0.21)	(0.83)
Return of capital	—		(0.00	)(d)	—	—	—	(0.00	)(d)
Total distributions	—		(0.73)		(0.73)	(0.57)	(0.75)	(1.29)

Net asset value, end of period	$26.39		$26.21		$27.64	$26.82	$24.03	$24.01

Total Return
Based on net asset value	0.65	%(e)	(2.65)%		5.83%	13.88%	3.50%	7.00%

Ratios to Average Net Assets
Total expenses(f)	0.53	%(g)	0.53%		0.53%	0.53%	0.53%	0.53%
	0.03	%(g)	0.04%		0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	(0.03	)%(g)	2.09%		1.87%	2.75%	1.33%	3.69%

Supplemental Data
Net assets, end of period (000)	$141,164		$154,620		$330,346	$791,051	$492,701	$1,746,987
Portfolio turnover rate(h)(i)	3	%(e)	5%		11%	9%	11%	21%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Rounds to less than $0.01.

(e)	Not annualized.

(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Italy ETF
	Six Months Ended						Period From
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	06/29/15(a)
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	to 08/31/15
Net asset value, beginning of period	$17.06		$15.88	$16.81	$17.55	$23.52	$23.65
Net investment income (loss)(b)	0.20		0.80	0.51	0.51	0.41	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	0.35		1.33	(0.87)	3.71	(4.93)	(0.13)
Net increase (decrease) from investment operations	0.55		2.13	(0.36)	4.22	(4.52)	(0.13)
Distributions(e)
From net investment income	(0.19)		(0.95)	(0.57)	(0.48)	(0.70)	—
From net realized gain	—		—	—	(4.48)	(0.75)	—
Total distributions	(0.19)		(0.95)	(0.57)	(4.96)	(1.45)	—
Net asset value, end of period	$17.42		$17.06	$15.88	$16.81	$17.55	$23.52
Total Return
Based on net asset value	3.11	%(f)	13.89%	(2.25)%	31.21%	(19.68)%	(0.55	)%(f)
Ratios to Average Net Assets
Total expenses(g)	0.62	%(h)	0.62%	0.62%	0.62%	0.62%	0.62	%(h)
Total expenses after fees waived(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.00%	0.00	%(h)(i)
Net investment income (loss)	2.15	%(h)	4.96%	2.92%	3.15%	1.90%	(0.00	)%(h)(i)
Supplemental Data
Net assets, end of period (000)	$1,742		$1,706	$2,383	$5,885	$7,021	$85,845
Portfolio turnover rate(j)(k)	4	%(f)	8%	11%	12%	12%	0	%(f)(l)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Rounds to less than $0.01.

(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

(j)	Portfolio turnover rate excludes in-kind transactions.

(k)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

(l)	Rounds to less than 1%.

See notes to financial statements

34	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Italy ETF
	Six Months Ended						Period From
	02/29/20		Year Ended	Year Ended	Year Ended	Year Ended	06/29/15	(a)
	(unaudited)		08/31/19	08/31/18	08/31/17	08/31/16	to 08/31/15
Net asset value, beginning of period	$20.74		$21.20	$22.80	$18.80	$22.73	$23.77
Net investment income(b)	0.49		0.78	0.67	0.94	0.80	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(0.08)		(0.46)	(1.55)	3.81	(3.61)	(1.04)
Net increase (decrease) from investment operations	0.41		0.32	(0.88)	4.75	(2.81)	(1.04)

Distributions(e)
From net investment income	(0.58)		(0.78)	(0.72)	(0.75)	(0.81)	—
From net realized gain	(0.31)		—
Total distributions	(0.58)		(0.78)	(0.72)	(0.75)	(1.12)	—

Net asset value, end of period	$20.57		$20.74	$21.20	$22.80	$18.80	$22.73

Total Return
Based on net asset value	1.74	%(f)	1.59%	(3.88)%	25.70%	(12.51)%	(4.33	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.62	%(h)	0.62%	0.62%	0.62%	0.62%	0.62	%(h)
Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%	0.03%	0.03%	0.03	%(h)
Net investment income (loss)	4.48	%(h)	3.70%	2.98%	4.29%	4.02%	(0.03	)%(h)

Supplemental Data
Net assets, end of period (000)	$7,198		$10,372	$15,904	$53,592	$15,978	$56,825
Portfolio turnover rate(i)(j)	5	%(f)	6%	12%	9%	15%	0	%(f)(k)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Rounds to less than $0.01.

(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

(k)	Rounds to less than 1%.

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Italy ETF
	Six Months Ended							Period From
	02/29/20		Year Ended	Year Ended	Year Ended		Year Ended	06/29/15	(a)
	(unaudited)		08/31/19	08/31/18	08/31/17		08/31/16	to 08/31/15
Net asset value, beginning of period	$29.33		$26.78	$26.23	$23.38		$24.67	$24.64
Net investment income (loss)(b)	(0.00)		0.64	0.61	0.66		0.41	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	0.01		3.46	1.39	3.00		(0.27)	0.03
Net increase from investment operations	0.01		4.10	2.00	3.66		0.14	0.03

Distributions(e)
From net investment income	—		(0.60)	(0.63)	(0.58)		(0.61)	—
From net realized gain	(0.41)		(0.95)	(0.82)	(0.23)		(0.82)	—
Return of capital	—		—	—	(0.00	)(c)
Total distributions	(0.41)		(1.55)	(1.45)	(0.81)		(1.43)	—

Net asset value, end of period	$28.93		$29.33	$26.78	$26.23		$23.38	$24.67

Total Return
Based on net asset value	(0.05	)%(f)	15.95%	7.81%	15.88%		0.63%	0.12	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.62	%(h)	0.62%	0.62%	0.62%		0.62%	0.62	%(h)
Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%	0.03%		0.03%	0.04	%(h)
Net investment income (loss)	(0.02	)%(h)	2.35%	2.28%	2.65%		1.72%	(0.04	)%(h)

Supplemental Data
Net assets, end of period (000)	$8,678		$7,334	$5,356	$6,558		$4,677	$3,701
Portfolio turnover rate(i)(j)	3	%(f)	12%	14%	11%		19%	1	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Rounds to less than $0.01.

(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(f)	Not annualized.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements

36	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Germany	Diversified
Currency Hedged MSCI Italy	Diversified
Currency Hedged MSCI Spain	Diversified
Currency Hedged MSCI Switzerland	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds should be read in conjunction with the Funds' financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N o t e s t o F i n a n c i a l S t a t e m e n t s	37

Notes to Financial Statements (unaudited) (continued)

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpo lated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party o r request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

38	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
Currency Hedged MSCI Spain
Citigroup Global Markets Inc.	$644,105	$644,105		$—	$—
JPMorgan Securities LLC	1,643,125	1,643,125		—	—
SG Americas Securities LLC	964,843	964,843		—	—
	$3,252,073	$3,252,073		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Each Fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts ("NDFs") are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds' investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N o t e s t o F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI Eurozone	0.62%
Currency Hedged MSCI Germany	0.53
Currency Hedged MSCI Italy	0.62
Currency Hedged MSCI Spain	0.62
Currency Hedged MSCI Switzerland	0.62

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For the iShares Currency Hedged MSCI Germany ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For the iShares Currency Hedged MSCI Italy ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Italy ETF (“EWI”), after taking into account any fee waivers by EWI, plus 0.03%. BFA has also contractually agreed to an additional reduction in the investment advisory fee of 0.03% through December 31, 2020.

For the iShares Currency Hedged MSCI Spain ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Spain ETF (“EWP”), after taking into account any fee waivers by EWP, plus 0.03%.

For the iShares Currency Hedged MSCI Switzerland ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Switzerland ETF (“EWL”), after taking into account any fee waivers by EWL, plus 0.03%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended

February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

		Fees Paid
iShares ETF		to BTC
Currency Hedged MSCI Italy	.	$1,559
Currency Hedged MSCI Spain	.	3,892
Currency Hedged MSCI Switzerland	.	80

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

40	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7. PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Eurozone	$51,231,228	$59,125,999
Currency Hedged MSCI Germany	8,460,718	5,083,349
Currency Hedged MSCI Italy	110,883	68,707
Currency Hedged MSCI Spain	688,813	475,429
Currency Hedged MSCI Switzerland	239,393	370,412

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Currency Hedged MSCI Eurozone	$329,522,917	$305,536,826
Currency Hedged MSCI Germany	12,951,822	28,225,733
Currency Hedged MSCI Spain	—	3,372,505
Currency Hedged MSCI Switzerland	1,594,714	—

8. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI Germany	$37,920,803
Currency Hedged MSCI Italy	345,558
Currency Hedged MSCI Spain	3,951,881

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
Currency Hedged MSCI Eurozone	$1,003,213,018	$8,377,843	$(136,642,569)	$(128,264,726)
Currency Hedged MSCI Germany	174,332,003	1,299,040	(33,437,730)	(32,138,690)
Currency Hedged MSCI Italy	1,915,360	27,885	(185,320)	(157,435)
Currency Hedged MSCI Spain	12,562,046	107,663	(2,068,370)	(1,960,707)
Currency Hedged MSCI Switzerland	7,931,293	918,303	(153,541)	764,762

9. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Eurozone
Shares sold	10,700,000	$330,113,749	8,550,000	$242,699,585
Shares redeemed	(9,850,000)	(306,668,249)	(35,250,000)	(981,522,161)
Net increase(decrease)	850,000	23,445,500	(26,700,000)	$(738,822,576)
Currency Hedged MSCI Germany
Shares sold	450,000	13,043,589	3,550,000	$92,522,500
Shares redeemed	(1,000,000)	(28,170,414)	(9,600,000)	(247,102,132)
Net decrease	(550,000)	(15,126,825)	(6,050,000)	$(154,579,632)
Currency Hedged MSCI Italy
Shares redeemed	—	—	(50,000)	$(746,187)
Currency Hedged MSCI Spain
Shares redeemed	(150,000)	(3,334,315)	(250,000)	$(5,223,688)
Currency Hedged MSCI Switzerland
Shares sold	50,000	1,550,696	50,000	$1,214,499

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

42	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF, iShares Currency Hedged MSCI Italy ETF, iShares Currency Hedged MSCI Spain ETF and iShares Currency Hedged MSCI Switzerland ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

44	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Currency Hedged MSCI Eurozone(a)	$0.106962	$0.834421	$0.017507	$0.958890	11%	87%	2%	100%
Currency Hedged MSCI Spain(a)	0.458144	—	0.117134	0.575278	80	—	20	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

N o t e s t o F i n a n c i a l S t a t e m e n t s	45

Additional Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

46	2 0 2 0 I s h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Counterparty Abbreviations

BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
DB	Deutsche Bank AG London
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

CHF	Swiss Franc
EUR	Euro
USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	47

Additional Financial Information

February 29, 2020

iShares, Inc.
iShares MSCI Eurozone ETF | EZU | Cboe BZX
iShares MSCI Germany ETF | EWG | NYSE Arca
iShares MSCI Italy ETF | EWI | NYSE Arca
iShares MSCI Spain ETF | EWP | NYSE Arca
iShares MSCI Switzerland ETF | EWL | NYSE Arca

Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.6%
ANDRITZ AG	86,126	$3,019,794
Erste Group Bank AG	353,149	12,037,046
OMV AG	174,021	7,235,153
Raiffeisen Bank International AG	175,839	3,607,081
Verbund AG	80,534	3,793,274
voestalpine AG	137,762	2,993,201
		32,685,549
Belgium — 2.8%
Ageas	211,171	9,714,515
Anheuser-Busch InBev SA/NV	897,625	50,019,570
Colruyt SA	65,322	3,000,707
Galapagos NV(a)	53,360	10,978,266
Groupe Bruxelles Lambert SA	95,093	8,552,765
KBC Group NV	294,570	19,420,690
Proximus SADP	177,100	4,349,812
Solvay SA	87,594	7,897,541
Telenet Group Holding NV	55,871	2,118,544
UCB SA	148,680	13,646,810
Umicore SA	232,486	9,645,482
		139,344,702
Finland — 3.1%
Elisa OYJ	167,459	9,554,118
Fortum OYJ	525,080	11,120,202
Kone OYJ, Class B	400,549	22,439,128
Metso OYJ	123,436	3,961,888
Neste OYJ	497,884	19,502,472
Nokia OYJ	6,640,310	25,127,989
Nokian Renkaat OYJ	147,865	3,829,917
Orion OYJ, Class B	123,220	4,865,867
Sampo OYJ, Class A	522,144	21,152,483
Stora Enso OYJ, Class R	686,505	8,076,317
UPM-Kymmene OYJ	629,660	19,179,449
Wartsila OYJ Abp	520,217	5,373,748
		154,183,578
France — 34.9%
Accor SA	207,980	7,463,643
Aeroports de Paris	34,802	5,114,939
Air Liquide SA	556,593	75,139,755
Airbus SE	687,601	81,647,398
Alstom SA	225,572	11,023,709
Amundi SA(b)	71,968	5,110,791
Arkema SA	81,127	7,580,030
Atos SE	116,033	8,577,816
AXA SA	2,275,690	52,381,861
BioMerieux	48,694	4,458,217
BNP Paribas SA	1,325,145	63,733,667
Bollore SA	1,035,675	3,531,225
Bouygues SA	262,798	10,242,025
Bureau Veritas SA	341,179	8,263,633
Capgemini SE	187,243	20,407,273
Carrefour SA	711,444	12,226,339
Casino Guichard Perrachon SA(c)	64,647	2,498,894
Cie. de Saint-Gobain	579,592	20,118,223
Cie. Generale des Etablissements Michelin SCA	201,247	21,274,785
CNP Assurances	203,171	3,157,900
Covivio	56,751	5,984,459
Credit Agricole SA	1,363,106	16,185,849
Danone SA	727,258	50,903,123
Security	Shares	Value
France (continued)
Dassault Aviation SA	2,942	$3,034,509
Dassault Systemes SE	154,621	24,117,760
Edenred	283,099	14,668,455
Eiffage SA	92,549	9,802,097
Electricite de France SA	717,514	9,922,846
Engie SA	2,154,809	35,575,246
EssilorLuxottica SA	333,784	45,133,989
Eurazeo SE	46,494	3,094,922
Eurofins Scientific SE(c)	13,597	6,792,720
Eutelsat Communications SA	206,508	2,776,505
Faurecia SE	89,301	4,010,028
Gecina SA	53,830	9,502,118
Getlink SE	517,556	8,288,864
Hermes International	37,314	25,822,157
ICADE	35,423	3,511,662
Iliad SA	17,573	2,437,976
Ingenico Group SA	71,516	10,051,333
Ipsen SA	44,824	2,885,283
JCDecaux SA	100,896	2,305,247
Kering SA	89,241	49,581,928
Klepierre SA	233,682	6,935,707
Legrand SA	314,474	23,841,845
L'Oreal SA	296,010	78,361,651
LVMH Moet Hennessy Louis Vuitton SE	327,541	133,427,119
Natixis SA	1,120,537	4,513,540
Orange SA	2,353,579	31,514,661
Pernod Ricard SA	249,973	40,198,915
Peugeot SA	690,894	13,284,759
Publicis Groupe SA	250,012	9,606,403
Remy Cointreau SA	26,917	2,697,986
Renault SA	227,349	6,616,634
Safran SA	385,599	52,563,931
Sanofi	1,327,722	122,406,514
Sartorius Stedim Biotech	32,364	6,103,974
Schneider Electric SE	651,358	64,751,299
SCOR SE	187,559	6,695,784
SEB SA	26,911	3,523,597
SES SA	433,477	4,942,465
Societe Generale SA	953,455	26,800,978
Sodexo SA(c)	104,459	9,952,804
STMicroelectronics NV	804,268	21,564,963
Suez	400,291	6,278,909
Teleperformance	69,292	16,729,807
Thales SA	126,029	12,570,035
TOTAL SA	2,827,831	119,217,106
Ubisoft Entertainment SA(a).	106,586	7,888,807
Unibail-Rodamco-Westfield	162,865	19,499,991
Valeo SA	283,540	7,094,932
Veolia Environnement SA	632,411	18,012,836
Vinci SA	606,391	60,600,866
Vivendi SA	976,710	24,697,393
Wendel SA	32,049	3,897,106
Worldline SA(a)(b)	150,747	11,400,733
		1,748,535,249
Germany — 25.1%
adidas AG	212,529	58,491,500
Allianz SE, Registered	491,730	105,219,398
Aroundtown SA	1,436,612	12,352,944
BASF SE	1,083,540	63,176,566
Bayer AG, Registered	1,157,983	82,946,208

S C H E D U L E    O F    I N V E S T M E N T S

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG	390,613	$25,285,019
Beiersdorf AG	119,226	12,428,461
Brenntag AG	181,946	8,076,283
Carl Zeiss Meditec AG, Bearer	47,859	4,981,074
Commerzbank AG	1,175,956	6,731,197
Continental AG	130,111	14,523,569
Covestro AG(b)	204,738	7,756,607
Daimler AG, Registered	1,070,648	44,149,027
Delivery Hero SE(a)(b)	133,895	10,001,230
Deutsche Bank AG, Registered	2,310,141	19,993,542
Deutsche Boerse AG	223,597	34,888,907
Deutsche Lufthansa AG, Registered	282,376	3,625,955
Deutsche Post AG, Registered	1,167,076	34,767,141
Deutsche Telekom AG, Registered	3,925,947	63,634,587
Deutsche Wohnen SE	422,019	16,901,639
E.ON SE	2,648,647	30,345,098
Evonik Industries AG	247,182	6,084,696
Fraport AG Frankfurt Airport Services Worldwide	48,943	3,061,175
Fresenius Medical Care AG & Co. KGaA	251,323	19,136,872
Fresenius SE & Co. KGaA	493,036	22,970,913
GEA Group AG	179,743	4,726,681
Hannover Rueck SE	71,340	12,616,507
HeidelbergCement AG	175,682	10,389,926
Henkel AG & Co. KGaA	121,860	10,286,916
HOCHTIEF AG	29,494	2,881,773
Infineon Technologies AG	1,475,014	30,450,577
KION Group AG	77,203	4,087,534
Knorr-Bremse AG	57,520	5,812,188
LANXESS AG	98,502	5,118,918
Merck KGaA	152,118	18,221,597
METRO AG	212,984	2,452,989
MTU Aero Engines AG	61,398	14,884,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	170,255	43,144,717
Puma SE	97,306	7,396,493
QIAGEN NV(a)	268,460	9,790,341
RWE AG	688,486	23,565,286
SAP SE	1,157,976	141,901,903
Siemens AG, Registered	901,353	92,276,471
Siemens Healthineers AG(b)	176,057	7,088,701
Symrise AG	152,181	14,733,761
Telefonica Deutschland Holding AG	1,052,589	2,729,826
thyssenkrupp AG(a)(c)	474,523	4,535,827
Uniper SE	236,443	6,944,932
United Internet AG, Registered(d)	121,001	3,589,994
Volkswagen AG	38,403	6,424,587
Vonovia SE	607,848	32,436,401
Wirecard AG(c)	138,176	17,447,040
Zalando SE(a)(b)	163,575	7,102,707
		1,254,568,785
Ireland — 1.8%
AIB Group PLC	971,164	2,238,093
Bank of Ireland Group PLC	1,137,406	4,192,930
CRH PLC(a)	931,540	31,178,421
Flutter Entertainment PLC	93,244	9,830,640
Irish Bank Resolution Corp. Ltd.(a)(e)	446,666	5
Kerry Group PLC, Class A	187,041	23,627,339
Kingspan Group PLC	180,894	11,336,003
Security	Shares	Value
Ireland (continued)
Smurfit Kappa Group PLC	265,647	$8,818,192
		91,221,623
Italy — 6.9%
Assicurazioni Generali SpA	1,296,380	23,154,373
Atlantia SpA	584,595	12,448,042
CNH Industrial NV	1,195,280	10,963,173
Davide Campari-Milano SpA	680,270	5,634,207
Enel SpA	9,582,999	79,748,324
Eni SpA	2,994,052	36,696,602
Ferrari NV	142,202	22,110,356
FinecoBank Banca Fineco SpA	725,940	7,570,597
Intesa Sanpaolo SpA	17,518,820	42,306,926
Leonardo SpA	480,806	4,878,968
Mediobanca Banca di Credito Finanziario SpA	735,950	6,620,829
Moncler SpA	213,120	8,245,058
Pirelli & C SpA(b).	473,104	2,210,203
Poste Italiane SpA(b)	611,796	6,460,868
Prysmian SpA	285,437	6,703,446
Recordati SpA	123,849	5,262,100
Snam SpA	2,399,960	11,786,608
Telecom Italia SpA/Milano(a)	10,788,723	5,926,620
Tenaris SA	553,700	4,967,872
Terna Rete Elettrica Nazionale SpA	1,664,108	10,949,354
UniCredit SpA	2,363,969	29,960,735
		344,605,261
Netherlands — 12.7%
ABN AMRO Bank NV, CVA(b)	500,301	6,836,470
Adyen NV(a)(b)	12,213	10,694,729
Aegon NV	2,098,347	7,078,435
AerCap Holdings NV(a)(c)	145,083	7,555,923
Akzo Nobel NV	238,425	18,895,930
Altice Europe NV(a)	727,976	3,872,681
ArcelorMittal SA	785,621	11,077,020
ASML Holding NV	501,531	136,679,915
EXOR NV	127,636	8,984,126
Heineken Holding NV	136,289	11,946,587
Heineken NV	304,921	30,218,320
ING Groep NV	4,587,695	43,383,781
Just Eat Takeaway(a)(b)	135,484	11,801,613
Koninklijke Ahold Delhaize NV	1,297,426	30,184,828
Koninklijke DSM NV	213,765	23,891,927
Koninklijke KPN NV	4,225,185	10,215,178
Koninklijke Philips NV	1,068,025	45,425,208
Koninklijke Vopak NV	83,496	3,957,552
NN Group NV	364,461	12,346,549
NXP Semiconductors NV	328,121	37,304,076
Prosus NV(a).	573,726	40,125,415
Randstad NV	139,837	7,174,838
Unilever NV	1,729,064	90,434,681
Wolters Kluwer NV	321,806	23,443,303
		633,529,085
Portugal — 0.5%
EDP - Energias de Portugal SA	3,019,558	13,997,033
Galp Energia SGPS SA	592,878	8,055,921
Jeronimo Martins SGPS SA	299,410	5,230,944
		27,283,898
Spain — 8.9%
ACS Actividades de Construccion y Servicios SA	296,535	8,745,817
Aena SME SA(b)	79,836	12,715,895

2 0 2 0    I S H A R E S    S E M I - A N N U A L    R E P O R T    T O    S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Amadeus IT Group SA	507,611	$35,406,655
Banco Bilbao Vizcaya Argentaria SA	7,847,054	37,361,629
Banco de Sabadell SA	6,629,896	5,761,999
Banco Santander SA	19,579,448	71,553,915
Bankia SA	1,422,678	2,234,718
Bankinter SA	798,965	4,686,506
CaixaBank SA	4,233,918	10,794,381
Cellnex Telecom SA(b)	294,767	14,204,523
Enagas SA	287,485	7,389,434
Endesa SA	375,576	9,583,567
Ferrovial SA	578,206	16,437,169
Grifols SA	351,958	11,211,636
Iberdrola SA	7,253,809	82,229,182
Industria de Diseno Textil SA	1,286,926	39,765,227
Mapfre SA	1,281,337	2,850,156
Naturgy Energy Group SA	348,398	8,048,132
Red Electrica Corp. SA	516,056	9,832,213
Repsol SA	1,669,412	18,576,040
Siemens Gamesa Renewable Energy SA	281,985	4,499,065
Telefonica SA	5,512,735	32,457,275
		446,345,134
United Kingdom — 0.6%
Coca-Cola European Partners PLC	272,916	13,907,799
Fiat Chrysler Automobiles NV	1,280,599	15,813,824
		29,721,623
Total Common Stocks — 97.9%
(Cost: $6,044,549,851)		4,902,024,487

Preferred Stocks
Germany — 1.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	66,086	3,376,987
Fuchs Petrolub SE, Preference Shares, NVS	82,434	3,125,772
Henkel AG & Co. KGaA, Preference Shares, NVS	209,792	19,283,717
Porsche Automobil Holding SE, Preference Shares, NVS	179,670	11,107,333
Sartorius AG, Preference Shares, NVS	41,882	9,523,091
Volkswagen AG, Preference Shares, NVS	218,943	35,733,172
		82,150,072
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	7,020,666	3,885,229
Total Preferred Stocks — 1.7%
(Cost: $127,959,469)		86,035,301
Security	Shares	Value

Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 03/03/20)(a)	311,704	$136,374
Total Rights — 0.0%
(Cost: $151,473)		136,374

Short-Term Investments
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	46,783,147	46,815,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	2,026,000	2,026,000
		48,841,895
Total Short-Term Investments — 1.0%
(Cost: $48,827,828)		48,841,895
Total Investments in Securities — 100.6%
(Cost: $6,221,488,621)		5,037,038,057
Other Assets, Less Liabilities — (0.6)%.		(30,059,113)
Net Assets — 100.0%		$5,006,978,944

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E    O F    I N V E S T M E N T S

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF

February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	40,300,373	6,482,774	46,783,147	$46,815,895	$423,530	(b)	$9,081	$3,030
BlackRock Cash Funds: Treasury, SL Agency Shares	2,795,000	(769,000)	2,026,000	2,026,000	20,085		—	—
				$48,841,895	$443,615		$9,081	$3,030

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	497	03/20/20	$18,092	$(1,814,750)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,8 14,750

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,466,209
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,098,132)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,604,011

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

2 0 2 0  I s h a r e s  S e m I - A n n u a l  R e p o r t  T o  S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,902,024,482	$—	$5	$4,902,024,487
Preferred Stocks	86,035,301	—	—	86,035,301
Rights	136,374	—	—	136,374
Money Market Funds	48,841,895	—	—	48,841,895
	$5,037,038,052	$—	$5	$5,037,038,057
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,814,750)	$—	$—	$(1,814,750)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
MTU Aero Engines AG	91,897	$22,278,391

Air Freight & Logistics — 2.6%
Deutsche Post AG, Registered	1,743,245	51,931,189

Airlines — 0.3%
Deutsche Lufthansa AG, Registered	421,787	5,416,115

Auto Components — 1.1%
Continental AG	194,323	21,691,199

Automobiles — 5.6%
Bayerische Motoren Werke AG	583,479	37,769,551
Daimler AG, Registered	1,602,542	66,082,101
Volkswagen AG	57,417	9,605,513
		113,457,165
Banks — 0.5%
Commerzbank AG	1,773,958	10,154,173

Capital Markets — 4.1%
Deutsche Bank AG, Registered	3,468,468	30,018,497
Deutsche Boerse AG	334,824	52,244,187
		82,262,684
Chemicals — 7.2%
BASF SE	1,618,606	94,373,968
Covestro AG(a)	306,824	11,624,189
Evonik Industries AG	369,569	9,097,405
LANXESS AG	146,397	7,607,908
Symrise AG	227,106	21,987,802
		144,691,272
Construction & Engineering — 0.2%
HOCHTIEF AG	44,202	4,318,849

Construction Materials — 0.8%
HeidelbergCement AG	262,244	15,509,249

Diversified Telecommunication Services — 5.2%
Deutsche Telekom AG, Registered	5,873,699	95,205,160
Telefonica Deutschland Holding AG	1,563,738	4,055,460
United Internet AG, Registered(b)	180,820	5,364,771
		104,625,391
Food & Staples Retailing — 0.2%
METRO AG	321,825	3,706,537

Health Care Equipment & Supplies — 0.9%
Carl Zeiss Meditec AG, Bearer	71,413	7,432,530
Siemens Healthineers AG(a)	265,031	10,671,121
		18,103,651
Health Care Providers & Services — 3.1%
Fresenius Medical Care AG & Co. KGaA	375,426	28,586,636
Fresenius SE & Co. KGaA	736,341	34,306,674
		62,893,310
Household Products — 0.8%
Henkel AG & Co. KGaA	183,189	15,464,056

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	355,783	10,450,252

Industrial Conglomerates — 6.9%
Siemens AG, Registered	1,348,137	138,016,209
Security	Shares	Value

Insurance — 12.0%
Allianz SE, Registered	735,216	$157,320,043
Hannover Rueck SE	106,254	18,791,061
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	254,320	64,447,825
		240,558,929
Internet & Direct Marketing Retail — 1.3%
Delivery Hero SE(a)(c)	199,376	14,892,306
Zalando SE(a)(c).	243,812	10,586,735
		25,479,041
IT Services — 1.3%
Wirecard AG(d)	207,014	26,138,993

Life Sciences Tools & Services — 0.7%
QIAGEN NV(c)	399,974	14,586,463

Machinery — 1.1%
GEA Group AG	272,051	7,154,094
KION Group AG	115,396	6,109,672
Knorr-Bremse AG	85,850	8,674,832
		21,938,598
Metals & Mining — 0.3%
thyssenkrupp AG(c)(d)	716,024	6,844,265

Multi-Utilities — 4.0%
E.ON SE	3,956,519	45,329,165
RWE AG	1,029,183	35,226,558
		80,555,723
Personal Products — 0.9%
Beiersdorf AG	177,632	18,516,870

Pharmaceuticals — 7.5%
Bayer AG, Registered	1,731,401	124,020,083
Merck KGaA.	227,910	27,300,412
		151,320,495
Real Estate Management & Development — 4.6%
Aroundtown SA	2,146,257	18,454,943
Deutsche Wohnen SE.	633,906	25,387,602
Vonovia SE.	907,846	48,445,099
		92,287,644
Semiconductors & Semiconductor Equipment — 2.3%
Infineon Technologies AG	2,203,262	45,484,719

Software — 10.5%
SAP SE	1,731,970	212,240,874

Textiles, Apparel & Luxury Goods — 4.9%
adidas AG	317,869	87,482,812
Puma SE	146,736	11,153,802
		98,636,614
Trading Companies & Distributors — 0.6%
Brenntag AG.	272,728	12,105,946

Transportation Infrastructure — 0.2%
Fraport AG Frankfurt Airport Services Worldwide	74,125	4,636,202

Total Common Stocks — 93.3%
(Cost: $2,483,449,433)		1,876,301,068

2 0 2 0  I s h a r e s  S e m I - A n n u a l  R e p o r t  T o  S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks
Automobiles — 3.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	99,332	$5,075,853
Porsche Automobil Holding SE, Preference Shares, NVS	269,839	16,681,648
Volkswagen AG, Preference Shares, NVS	327,045	53,376,246
		75,133,747
Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	124,140	4,707,201
Health Care Equipment & Supplies — 0.7%
Sartorius AG, Preference Shares, NVS	62,993	14,323,290
Household Products — 1.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	314,214	28,882,006
Total Preferred Stocks — 6.1%
(Cost: $170,836,181)		123,046,244

Short-Term Investments
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	35,141,393	35,165,992
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	1,300,000	$1,300,000
		36,465,992
Total Short-Term Investments — 1.8%
(Cost: $36,454,211)		36,465,992
Total Investments in Securities — 101.2%
(Cost: $2,690,739,825)		2,035,813,304
Other Assets, Less Liabilities — (1.2)%		(24,939,347)
Net Assets — 100.0%		$2,010,873,957

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(c)	Non-income producing security.

(d)	All or a portion of this security is on loan.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,070,907	(3,929,514)	35,141,393	$35,165,992	$229,680	(b)	$180	$7,521
BlackRock Cash Funds: Treasury, SL Agency Shares	839,000	461,000	1,300,000	1,300,000	8,856		—	—
				$36,465,992	$238,536		$180	$7,521

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
DAX Index	34	03/20/20	$11,035	$(1,546,693)

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,546,693

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts.	$852,066
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts.	$(1,378,783)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,958,493

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,876,301,068	$—	$—	$1,876,301,068
Preferred Stocks	123,046,244	—	—	123,046,244
Money Market Funds	36,465,992	—	—	36,465,992
	$2,035,813,304	$—	$—	$2,035,813,304
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,546,693)	$—	$—	(1,546,693)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

2 0 2 0  I s h a r e s  S e m I - A n n u a l  R e p o r t  T o  S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Italy ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Leonardo SpA	449,570	$4,562,002

Auto Components — 1.2%
Pirelli & C SpA(a)	770,671	3,600,348

Automobiles — 9.2%
Ferrari NV	87,650	13,628,308
Fiat Chrysler Automobiles NV	1,183,805	14,618,537
		28,246,845
Banks — 20.6%
FinecoBank Banca Fineco SpA	533,238	5,560,969
Intesa Sanpaolo SpA	12,530,920	30,261,440
Mediobanca Banca di Credito Finanziario SpA	786,959	7,079,721
UniCredit SpA	1,602,297	20,307,371
		63,209,501
Beverages — 2.1%
Davide Campari-Milano SpA	762,298	6,313,589

Diversified Financial Services — 2.9%
EXOR NV	128,749	9,062,469

Diversified Telecommunication Services — 2.2%
Telecom Italia SpA/Milano(b)	12,263,718	6,736,885

Electric Utilities — 23.2%
Enel SpA	7,280,986	60,591,306
Terna Rete Elettrica Nazionale SpA	1,627,791	10,710,398
		71,301,704
Electrical Equipment — 2.4%
Prysmian SpA	308,565	7,246,604

Energy Equipment & Services — 1.9%
Tenaris SA	647,879	5,812,859

Gas Utilities — 3.7%
Snam SpA	2,321,345	11,400,516

Insurance — 6.8%
Assicurazioni Generali SpA	769,775	13,748,791
Poste Italiane SpA(a)	663,635	7,008,314
		20,757,105
Machinery — 3.5%
CNH Industrial NV	1,182,974	10,850,302
Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.3%
Eni SpA	2,086,446	$25,572,528

Pharmaceuticals — 2.0%
Recordati SpA	144,397	6,135,144

Textiles, Apparel & Luxury Goods — 2.8%
Moncler SpA	222,196	8,596,185

Transportation Infrastructure — 3.9%
Atlantia SpA	557,200	11,864,708

Total Common Stocks — 98.2%
(Cost: $345,715,729)		301,269,294

Preferred Stocks

Diversified Telecommunication Services — 1.7%
Telecom Italia SpA/Milano, Preference Shares, NVS.	9,324,750	5,160,307

Total Preferred Stocks — 1.7%
(Cost: $6,755,316)		5,160,307

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (c)(d)	175,000	175,000

Total Short-Term Investments — 0.1%
(Cost: $175,000)		175,000

Total Investments in Securities — 100.0%
(Cost: $352,646,045)		306,604,601

Other Assets, Less Liabilities — 0.0%		36,790

Net Assets — 100.0%		$306,641,391

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	—	$23	(b)	—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	103,000	72,000	175,000	175,000	1,655		—	—
				$175,000	$1,678		—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Italy ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE/MIB Index	1	03/20/20	$121	$(10,823)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,823

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts.	$71,447
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts.	$(4,600)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$371,557

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$301,269,294	$—	$—	$301,269,294
Preferred Stocks	5,160,307	—	—	5,160,307
Money Market Funds	175,000	—	—	175,000
	$306,604,601	$—	$—	$306,604,601
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,823)	$—	$—	(10,823)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

2 0 2 0  I s h a r e s  S e m I - A n n u a l  R e p o r t  T o  S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 30.1%
Banco Bilbao Vizcaya Argentaria SA	13,197,113	$62,834,490
Banco de Sabadell SA	21,634,888	18,802,738
Banco Santander SA	35,719,787	130,539,461
Bankia SA	7,222,281	11,344,636
Bankinter SA	2,812,066	16,494,795
CaixaBank SA	1 1,134,474	28,387,360
		268,403,480
Biotechnology — 3.4%
Grifols SA	956,557	30,471,161

Construction & Engineering — 7.2%
ACS Actividades de Construccion y Servicios SA	832,755	24,560,754
Ferrovial SA	1,398,621	39,759,825
		64,320,579
Diversified Telecommunication Services — 8.5%
Cellnex Telecom SA(a)	780,834	37,627,598
Telefonica SA	6,445,383	37,948,418
		75,576,016
Electric Utilities — 22.9%
Endesa SA	1,079,639	27,549,132
Iberdrola SA	13,333,437	151,147,847
Red Electrica Corp. SA	1,331,194	25,362,719
		204,059,698
Electrical Equipment — 2.0%
Siemens Gamesa Renewable Energy SA	1,1 16,611	17,815,507

Gas Utilities — 5.0%
Enagas SA	806,507	20,730,232
Naturgy Energy Group SA	1,027,235	23,729,535
		44,459,767
Insurance — 1.5%
Mapfre SA	5,853,835	13,021,040

IT Services — 4.5%
Amadeus IT Group SA	577,020	40,248,041

Oil, Gas & Consumable Fuels — 4.3%
Repsol SA	3,422,379	38,081,821
Security	Shares	Value
Specialty Retail — 6.8%
Industria de Diseno Textil SA	1,973,805	$60,989,368

Transportation Infrastructure — 3.7%
Aena SME SA(a)	206,678	32,918,680

Total Common Stocks — 99.9%
(Cost: $1,195,512,922)		890,365,158

Rights

Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 03/03/20)(b)	841,195	368,033

Total Rights — 0.0%
(Cost: $408,781)		368,033

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52% (c)(d)	387,000	387,000

Total Short-Term Investments — 0.1%
(Cost: $387,000)		387,000

Total Investments in Securities — 100.0%
(Cost: $1,196,308,703)		891,120,191

Other Assets, Less Liabilities — 0.0%		315,693

Net Assets — 100.0%		$891,435,884

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,533	(b)	$107	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	419,000	(32,000)	387,000	387,000	6,250		—	—
				$387,000	$7,783		$107	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
IBEX 35 Index	5	03/20/20	$477	$(72,880)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$72,880

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts.	$82,653
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts.	$(96,766)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,159,585

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$890,365,158	$—	$—	$890,365,158
Rights	368,033	—	—	368,033
Money Market Funds	387,000	—	—	387,000
	$891,120,191	$—	$—	$891,120,191
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(72,880)	$—	$—	(72,880)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

2 0 2 0  I s h a r e s  S e m I - A n n u a l  R e p o r t  T o  S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 1.7%
Geberit AG, Registered	35,437	$17,536,363
Capital Markets — 8.4%
Credit Suisse Group AG, Registered	2,263,346	25,276,895
Julius Baer Group Ltd.	240,675	9,997,977
Partners Group Holding AG	18,448	15,837,892
UBS Group AG, Registered	3,319,881	36,355,947
		87,468,711
Chemicals — 5.8%
Clariant AG, Registered	294,591	6,172,122
EMS-Chemie Holding AG, Registered	11,315	6,587,120
Givaudan SA, Registered	8,368	25,987,094
Sika AG, Registered.	118,368	20,960,045
		59,706,381
Construction Materials — 2.0%
LafargeHolcim Ltd., Registered	455,667	21,047,442
Diversified Financial Services — 0.5%
Pargesa Holding SA, Bearer	68,640	5,002,895
Diversified Telecommunication Services — 1.3%
Swisscom AG, Registered	26,193	13,898,161
Electrical Equipment — 3.3%
ABB Ltd., Registered	1,603,101	34,465,139
Food Products — 22.8%
Barry Callebaut AG, Registered	3,809	7,803,344
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,226	9,537,455
Chocoladefabriken Lindt & Spruengli AG, Registered	117	10,117,155
Nestle SA, Registered	2,052,628	209,620,619
		237,078,573
Health Care Equipment & Supplies — 4.5%
Alcon Inc.(a)	380,286	23,164,071
Sonova Holding AG, Registered	56,289	13,363,513
Straumann Holding AG, Registered	11,350	10,564,957
		47,092,541
Insurance — 8.9%
Baloise Holding AG, Registered	55,664	8,907,850
Swiss Life Holding AG, Registered	32,547	14,747,780
Swiss Re AG	262,014	24,805,995
Zurich Insurance Group AG.	115,472	44,246,671
		92,708,296
Life Sciences Tools & Services — 2.6%
Lonza Group AG, Registered	67,716	26,752,000
Machinery — 1.6%
Schindler Holding AG, Participation Certificates, NVS	45,343	10,048,116
Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered.	29,326	$6,277,542
		16,325,658
Marine — 0.9%
Kuehne + Nagel International AG, Registered	62,595	9,089,031

Pharmaceuticals — 25.8%
Novartis AG, Registered	1,350,011	113,320,310
Roche Holding AG, NVS.	452,956	144,925,330
Vifor Pharma AG	53,911	8,950,356
		267,195,996
Professional Services — 2.4%
Adecco Group AG, Registered	177,108	9,401,115
SGS SA, Registered	6,085	15,074,983
		24,476,098
Real Estate Management & Development — 1.0%
Swiss Prime Site AG, Registered	87,368	10,470,260

Software — 1.0%
Temenos AG, Registered(a)	71,165	10,090,807

Specialty Retail — 0.5%
Dufry AG, Registered.	68,213	4,948,517

Textiles, Apparel & Luxury Goods — 4.2%
Cie. Financiere Richemont SA, Registered	459,062	31,016,741
Swatch Group AG (The), Bearer	35,490	8,135,990
Swatch Group AG (The), Registered	107,029	4,566,659
		43,719,390
Total Common Stocks — 99.2%
(Cost: $1,014,521,072).		1,029,072,259

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	526,000	526,000
Total Short-Term Investments — 0.0% (Cost: $526,000)		526,000
Total Investments in Securities — 99.2% (Cost: $1,015,047,072)		1,029,598,259
Other Assets, Less Liabilities — 0.8%		7,842,250
Net Assets — 100.0%		$1,037,440,509

(a)  Non-income producing security.

(b)  Affiliate of the Fund.

(c)  Annualized 7-day yield as of period-end.

S c h e d u l e  o f  I n v e s t m e n t s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	516,000	10,000	526,000	$526,000	$4,293	$—	$—

(a)  Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts Euro STOXX 50 Index	170	03/20/20	$6,188	$(846,852)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$846,852

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,197,883
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,019,745)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,946,256

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,029,072,259	$—	$—	$1,029,072,259
Money Market Funds	526,000	—	—	526,000
	$1,029,598,259	$—	$—	$1,029,598,259
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(846,852)	$—	$—	$(846,852)

(a)  Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e  o f  I n v e s t m e n t s

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$4,988,196,162	$1,999,347,312	$306,429,601	$890,733,191
Affiliated(c)	48,841,895	36,465,992	175,000	387,000
Cash	936	28	458	823
Foreign currency, at value(d)	5,230,690	5,161,702	330,790	1,311,440
Foreign currency collateral pledged:
Futures contracts(e)	1,038,035	1,123,934	10,985	115,667
Receivables:
Investments sold	10,261,455	2,737,515	20,324,091	33,194,811
Securities lending income — Affiliated	67,775	71,579	—	—
Dividends	1,424,367	2,010	1,783	1,022
Tax reclaims	8,695,793	9,078,875	—	58,724
Foreign withholding tax claims	1,109	—	—	—
Total assets	5,063,758,217	2,053,988,947	327,272,708	925,802,678

LIABILITIES
Collateral on securities loaned, at value	46,809,183	35,167,990	—	—
Payables:
Investments purchased	6,671,521	6,304,406	8,178,151	33,941,547
Variation margin on futures contracts	629,394	700,487	4,318	36,112
Capital shares redeemed	455,161	63,363	12,311,287	—
Investment advisory fees	2,214,003	878,744	137,561	389,135
Professional fees.	11	—	—	—
Total liabilities	56,779,273	43,114,990	20,631,317	34,366,794

NET ASSETS.	$5,006,978,944	$2,010,873,957	$306,641,391	$891,435,884

NET ASSETS CONSIST OF:
Paid-in capital	$6,725,100,524	$2,902,990,871	$550,692,009	$1,420,486,789
Accumulated loss	(1,718,121,580)	(892,116,914)	(244,050,618)	(529,050,905)
NET ASSETS.	$5,006,978,944	$2,010,873,957	$306,641,391	$891,435,884

Shares outstanding	135,100,000	77,400,000	11,400,000	34,275,000
Net asset value	$37.06	$25.98	$26.90	$26.01
Shares authorized	1 billion	482.2 million	295.4 million	127.8 million
Par value.	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value.	$43,466,724	$32,192,187	$—	$—
(b) Investments, at cost — Unaffiliated	$6,172,660,793	$2,654,285,614	$352,471,045	$1,195,921,703
(c) Investments, at cost — Affiliated	$48,827,828	$36,454,211	$175,000	$387,000
(d) Foreign currency, at cost	$5,183,057	$5,114,591	$330,752	$1,305,325
(e) Foreign currency collateral pledged, at cost	$1,049,919	$1,135,017	$11,014	$116,213

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

iShares MSCI Switzerland ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,029,072,259
Affiliated(b)	526,000
Cash	853
Foreign currency, at value(c)	64,647
Foreign currency collateral pledged:
Futures contracts(d)	456,955
Receivables:
Investments sold	4,432,205
Dividends	2,233
Tax reclaims	8,101,456
Total assets	1,042,656,608

LIABILITIES
Payables:
Investments purchased	4,386,427
Variation margin on futures contracts	270,924
Capital shares redeemed	99,000
Investment advisory fees	459,748
Total liabilities	5,216,099

NET ASSETS	$1,037,440,509

NET ASSETS CONSIST OF:
Paid-in capital	$1,040,075,822
Accumulated loss	(2,635,313)
NET ASSETS	$1,037,440,509

Shares outstanding	27,625,000
Net asset value	$37.55
Shares authorized	318.625 million
Par value	$0.001

(a) Investments, at cost — Unaffiliated	$1,014,521,072
(b) Investments, at cost — Affiliated	$526,000
(c) Foreign currency, at cost	$60,627
(d) Foreign currency collateral pledged, at cost	$458,022

See notes to financial statements.

F i n a n c i a l  S t a t e m e n t s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$31,065,778	$6,763,283	$3,081,876	$11,250,722
Dividends — Affiliated	20,085	8,856	1,655	6,250
Non-cash dividends — Unaffiliated	2,723,154	—	—	4,525,737
Securities lending income — Affiliated — net	423,530	229,680	23	1,533
Foreign taxes withheld	(4,296,413)	(1,000,763)	(453,607)	(1,664,234)
Total investment income	29,936,134	6,001,056	2,629,947	14,120,008

EXPENSES
Investment advisory fees	14,403,479	5,244,047	736,697	2,267,963
Total expenses	14,403,479	5,244,047	736,697	2,267,963
Net investment income	15,532,655	757,009	1,893,250	11,852,045

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(50,265,378)	(18,539,789)	(8,682,380)	(60,012,070)
Investments — Affiliated	9,081	180	—	107
In-kind redemptions — Unaffiliated	87,522,783	(5,041,736)	1,657,246	7,528,953
Futures contracts	2,466,209	852,066	71,447	82,653
Foreign currency transactions	(75,051)	(120,088)	(20,352)	(16,172)
Net realized gain (loss)	39,657,644	(22,849,367)	(6,974,039)	(52,416,529)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated.	(117,890,277)	(11,711,516)	2,210,521	30,830,811
Investments — Affiliated	3,030	7,521	—	—
Futures contracts	(2,098,132)	(1,378,783)	(4,600)	(96,766)
Foreign currency translations	144,069	46,065	3,388	13,772
Net change in unrealized appreciation (depreciation)	(119,841,310)	(13,036,713)	2,209,309	30,747,817
Net realized and unrealized loss	(80,183,666)	(35,886,080)	(4,764,730)	(21,668,712)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,651,011)	$(35,129,071)	$(2,871,480)	$(9,816,667)

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

iShares MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,010,495
Dividends — Affiliated	4,293
Foreign taxes withheld	(83,944)
Total investment income	930,844

EXPENSES
Investment advisory fees	2,850,690
Total expenses	2,850,690
Net investment loss	(1,919,846)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,920,221)
In-kind redemptions — Unaffiliated	52,867,100
Futures contracts	1,197,883
Foreign currency transactions	(156,799)
Net realized gain	46,987,963
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(28,260,307)
Futures contracts	(1,019,745)
Foreign currency translations	346,867
Net change in unrealized appreciation (depreciation)	(28,933,185)
Net realized and unrealized gain	18,054,778
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.	$16,134,932

See notes to financial statements.

F i n a n c i a l  S t a t e m e n t s

Statements of Changes in Net Assets

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,532,655	$188,336,497	$757,009	$58,499,817
Net realized gain (loss)	39,657,644	(256,286,586)	(22,849,367)	(85,758,069)
Net change in unrealized appreciation (depreciation)	(119,841,310)	(541,585,755)	(13,036,713)	(329,119,184)
Net decrease in net assets resulting from operations	(64,651,011)	(609,535,844)	(35,129,071)	(356,377,436)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,144,798)	(193,219,136)	—	(58,677,042)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(134,736,419)	(3,523,968,012)	43,318,343	(933,488,410)

NET ASSETS
Total increase (decrease) in net assets	(224,532,228)	(4,326,722,992)	8,189,272	(1,348,542,888)
Beginning of period	5,231,511,172	9,558,234,164	2,002,684,685	3,351,227,573
End of period	$5,006,978,944	$5,231,511,172	$2,010,873,957	$2,002,684,685

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,893,250	$10,103,171	$11,852,045	$34,269,377
Net realized loss	(6,974,039)	(42,250,592)	(52,416,529)	(28,332,161)
Net change in unrealized appreciation (depreciation)	2,209,309	35,984,260	30,747,817	(96,440,348)
Net increase (decrease) in net assets resulting from operations	(2,871,480)	3,836,839	(9,816,667)	(90,503,132)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,367,408)	(10,603,637)	(21,359,646)	(32,499,998)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	76,423,518	(163,401,382)	97,401,049	72,772,356

NET ASSETS
Total increase (decrease) in net assets	71,184,630	(170,168,180)	66,224,736	(50,230,774)
Beginning of period	235,456,761	405,624,941	825,211,148	875,441,922
End of period	$306,641,391	$235,456,761	$891,435,884	$825,211,148

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l  S t a t e m e n t s

Statements of Changes in Net Assets (continued)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,919,846)	$20,527,971
Net realized gain	46,987,963	4,112,266
Net change in unrealized appreciation (depreciation)	(28,933,185)	53,854,421
Net increase in net assets resulting from operations	16,134,932	78,494,658

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(21,371,038)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions.	(116,730,180)	46,825,869

NET ASSETS
Total increase (decrease) in net assets	(100,595,248)	103,949,489
Beginning of period	1,138,035,757	1,034,086,268
End of period	$1,037,440,509	$1,138,035,757

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16		Year Ended 08/31/15

Net asset value, beginning of period	$37.91		$41.29	$41.71	$34.20	$36.04		$39.98
Net investment income(a)	0.11		1.05	1.03	0.99	0.92	(b)	0.96
Net realized and unrealized gain (loss)(c)	(0.79)		(3.22)	(0.23)	7.38	(1.84)		(3.95)
Net increase (decrease) from investment operations	(0.68)		(2.17)	0.80	8.37	(0.92)		(2.99)

Distributions(d)
From net investment income	(0.17)		(1.21)	(1.22)	(0.86)	(0.92)		(0.95)
Total distributions	(0.17)		(1.21)	(1.22)	(0.86)	(0.92)		(0.95)

Net asset value, end of period	$37.06		$37.91	$41.29	$41.71	$34.20		$36.04

Total Return
Based on net asset value	(1.85	)%(e)	(5.22)%	1.87%	24.72%	(2.53	)%(b)	(7.62)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%		0.48%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.49%	N/A	0.49%	0.48%		N/A
Net investment income	0.54	%(f)	2.74%	2.36%	2.63%	2.69	%(b)	2.50%

Supplemental Data
Net assets, end of period (000)	$5,006,979		$5,231,511	$9,558,234	$13,286,216	$8,293,591		$10,134,616
Portfolio turnover rate(g)	2	%(e)	6%	5%	4%	4%		5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2016:
• Net investment income per share by $0.02.
• Total return by 0.08%.
• Ratio of net investment income to average net assets by 0.06%.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l  H i g h l i g h t s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$26.28		$30.36	$30.71	$26.18	$26.34	$28.97
Net investment income(a)	0.01		0.65	0.64	0.59	0.49	0.58
Net realized and unrealized gain (loss)(b)	(0.31)		(3.99)	(0.16)	4.54	(0.04)	(2.70)
Net increase (decrease) from investment operations	(0.30)		(3.34)	0.48	5.13	0.45	(2.12)

Distributions(c)
From net investment income	—		(0.74)	(0.83)	(0.60)	(0.61)	(0.51)
Total distributions	—		(0.74)	(0.83)	(0.60)	(0.61)	(0.51)

Net asset value, end of period	$25.98		$26.28	$30.36	$30.71	$26.18	$26.34

Total Return
Based on net asset value	(1.14	)%(d)	(11.07)%	1.52%	19.63%	1.81%	(7.50)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	0.07	%(e)	2.38%	1.99%	2.08%	1.90%	2.03%

Supplemental Data
Net assets, end of period (000)	$2,010,874		$2,002,685	$3,351,228	$4,809,899	$3,596,902	$6,607,056
Portfolio turnover rate(f)	1	%(d)	9%	6%	3%	3%	3%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)	Year Ended 08/31/15 (a)

Net asset value, beginning of period	$26.83		$27.18	$30.21	$22.60	$29.50	$32.03
Net investment income(b)	0.18		1.00	0.82	0.57	0.66	0.70
Net realized and unrealized gain (loss)(c)	0.09		(0.12)	(2.86)	7.76	(6.82)	(2.49)
Net increase (decrease) from investment operations	0.27		0.88	(2.04)	8.33	(6.16)	(1.79)

Distributions(d)
From net investment income	(0.20)		(1.23)	(0.99)	(0.72)	(0.72)	(0.74)
Return of capital	(0.02)		—
Total distributions	(0.20)		(1.23)	(0.99)	(0.72)	(0.74)	(0.74)

Net asset value, end of period	$26.90		$26.83	$27.18	$30.21	$22.60	$29.50

Total Return
Based on net asset value	0.96	%(e)	3.46%	(6.98)%	37.37%	(20.97)%	(5.66)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.49%	0.47%	0.49%	0.48%	0.48%
Net investment income	1.28	%(f)	3.72%	2.64%	2.59%	2.54%	2.34%

Supplemental Data
Net assets, end of period (000)	$306,641		$235,457	$405,625	$840,630	$461,031	$1,077,437
Portfolio turnover rate(g)	4	%(e)	13%	10%	18%	16%	22%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l  H i g h l i g h t s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$26.71		$29.85	$33.63	$26.49	$31.96	$40.61
Net investment income(a)	0.37		1.04	0.99	0.94	1.00	1.32
Net realized and unrealized gain (loss)(b)	(0.39)		(3.26)	(3.72)	7.19	(5.40)	(8.35)
Net increase (decrease) from investment operations	(0.02)		(2.22)	(2.73)	8.13	(4.40)	(7.03)

Distributions(c)
From net investment income	(0.68)		(0.92)	(1.05)	(0.99)	(1.07)	(1.62)
Total distributions	(0.68)		(0.92)	(1.05)	(0.99)	(1.07)	(1.62)

Net asset value, end of period	$26.01		$26.71	$29.85	$33.63	$26.49	$31.96

Total Return
Based on net asset value	(0.33	)%(d)	(7.53)%	(8.28)%	31.48%	(13.82)%	(17.63)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	2.61	%(e)	3.65%	3.02%	3.10%	3.53%	3.70%

Supplemental Data
Net assets, end of period (000)	$891,436		$825,211	$875,442	$1,528,533	$599,944	$1,666,091
Portfolio turnover rate(f)	7	%(d)	12%	21%	16%	9%	15%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$37.31		$34.91	$34.27	$30.22	$31.90	$33.64
Net investment income (loss) (a)	(0.07)		0.72	0.66	0.69	0.81	0.83
Net realized and unrealized gain (loss)(b)	0.31		2.43	0.79	4.11	(1.70)	(1.77)
Net increase (decrease) from investment operations	0.24		3.15	1.45	4.80	(0.89)	(0.94)

Distributions(c)
From net investment income	—		(0.75)	(0.81)	(0.75)	(0.79)	(0.80)
Total distributions	—		(0.75)	(0.81)	(0.75)	(0.79)	(0.80)

Net asset value, end of period	$37.55		$37.31	$34.91	$34.27	$30.22	$31.90

Total Return
Based on net asset value	0.64	%(d)	9.07%	4.43%	15.90%	(2.76)%	(2.92)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income (loss)	(0.34	)%(e)	2.06%	1.91%	2.18%	2.68%	2.49%

Supplemental Data
Net assets, end of period (000)	$1,037,441		$1,138,036	$1,034,086	$1,259,258	$1,091,735	$1,200,164
Portfolio turnover rate(f)	4	%(d)	11%	9%	13%	6%	7%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l  H i g h l i g h t s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund m ight reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

N o t e s  t o  F i n a n c i a l  S t a t e m e n t s

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party o r request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
MSCI Eurozone
BNP Paribas Prime Brokerage International Ltd.	$2,239,440	$2,239,440		$—	$—
Citigroup Global Markets Inc.	9,952,804	9,952,804		—	—
Goldman Sachs & Co.	7,034,721	7,034,721		—	—
Morgan Stanley & Co. LLC	24,239,759	24,239,759		—	—
	$43,466,724	$43,466,724		$—	$—

Goldman Sachs & Co..	$6,817,740	$6,817,740		$—	$—
Morgan Stanley & Co. LLC	25,374,447	25,374,447		—	—
	$32,192,187	$32,192,187		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

2 0 2 0  i S h a r e s  S e m i - A n n u a l   R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets		Investment Advisory Fee
First $7 billion	.	0.59%
Over $7 billion, up to and including $11 billion	.	0.54
Over $11 billion, up to and including $24 billion	.	0.49
Over $24 billion, up to and including $48 billion	.	0.44
Over $48 billion, up to and including $72 billion	.	0.40
Over $72 billion, up to and including $96 billion	.	0.36
Over $96 billion	.	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI Eurozone	$ 99,575
MSCI Germany	56,520
MSCI Italy	7
MSCI Spain	486

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI Eurozone	$ 59,409,495	$ 1,284,467	$ (1,400,562)
MSCI Germany	3,978,637	1,128,707	(1,988,350)
MSCI Italy	731,936	5,798,209	(3,507,297)
MSCI Spain	17,465,603	6,480,344	(7,529,714)
MSCI Switzerland	25,787,041	7,839,047	(1,001,376)

N o t e s   t o  F i n a n c i a l  S t a t e m e n t s

Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$ 1 17,321,335	$ 117,572,061
MSCI Germany	32,755,024	16,144,735
MSCI Italy	17,324,063	12,404,249
MSCI Spain	69,393,729	66,951,029
MSCI Switzerland	43,044,650	42,375,299

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Eurozone	$ 542,165,082	$ 675,203,828
MSCI Germany	314,772,792	271,788,008
MSCI Italy	91, 752,731	20,298,749
MSCI Spain	171,979,941	90,935,230
MSCI Switzerland	128,814,278	241,954,732

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Eurozone	$ 485,612,043
MSCI Germany	176,437,193
MSCI Italy	185,184,703
MSCI Spain	149,483,044
MSCI Switzerland	48,001,982

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
MSCI Eurozone	$ 6,312,246,803	$389,115,669	$ (1,666,139,165)	$(1,277,023,496)
MSCI Germany	2,727,499,852	119,908,917	(813,142,158)	(693,233,241)
MSCI Italy	359,817,828	16,420,279	(69,644,329)	(53,224,050)
MSCI Spain	1,220,313,925	43,587,836	(372,854,450)	(329,266,614)
MSCI Switzerland	1,028,561,025	100,220,889	(100,030,507)	190,382

2020 | S h a r e s  S e m i - a n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N o t e s  t o  F i n a n c i a l  S t a t e m e n t s

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount		Amount
MSCI Eurozone
Shares sold	13,700,000	$549,085,543	9,500,000	$367,902,543
Shares redeemed	(16,600,000)	(683,821,962)	(103,000,000)	(3,891,870,555)
Net decrease	(2,900,000)	$(134,736,419)	(93,500,000)	$(3,523,968,012)

MSCI Germany
Shares sold	10,800,000	$317,241,894	12,300,000	$337,288,125
Shares redeemed	(9,600,000)	(273,923,551)	(46,500,000)	(1,270,776,535)
Net increase(decrease)	1,200,000	$43,318,343	(34,200,000)	$(933,488,410)

MSCI Italy
Shares sold	3,375,000	$97,469,039	13,050,000	$348,776,931
Shares redeemed	(750,000)	(21,045,521)	(19,200,000)	(512,178,313)
Net increase(decrease)	2,625,000	$76,423,518	(6,150,000)	$(163,401,382)

MSCI Spain
Shares sold	6,750,000	$193,540,553	27,900,000	$803,958,247
Shares redeemed	(3,375,000)	(96,139,504)	(26,325,000)	(731,185,891)
Net increase	3,375,000	$97,401,049	1,575,000	$72,772,356

MSCI Switzerland
Shares sold	3,500,000	$132,582,113	9,500,000	$333,118,780
Shares redeemed	(6,375,000)	(249,312,293)	(8,625,000)	(286,292,911)
Net increase(decrease)	(2,875,000)	$(116,730,180)	875,000	$46,825,869

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s  t o  F i n a n c i a l  S t a t e m e n t s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

2 0 2 0  i S h a r e s  S e m i - A n n u a l  R e p o r t  t o  S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-814-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

●	iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca
●	iShares MSCI United Kingdom ETF | EWU | NYSE Arca
●	iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® Currency Hedged MSCI United Kingdom ETF

Investment Objective

The iSharesCurrency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(5.92)%	(1.25)%	4.63%	(1.25)%	23.52%
Fund Market	(6.23)	(1.44)	4.55	(1.44)	23.11
Index	(6.52)	(1.55)	4.79	(1.55)	24.44

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio
$1,000.00	$940.80	$0.00		$1,000.00	$1,024.90	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	20.3%
Consumer Staples	17.4
Energy	13.2
Health Care	11.4
Industrials	11.2
Materials	8.3
Consumer Discretionary	6.8
Communication Services	4.9
Utilities	4.1
Information Technology	1.2
Real Estate	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
HSBC Holdings PLC	6.6%
AstraZeneca PLC	5.5
BP PLC	5.0
GlaxoSmithKline PLC	4.8
British American Tobacco PLC	4.4
Royal Dutch Shell PLC, Class A	4.3
Diageo PLC .	4.0
Royal Dutch Shell PLC, Class B	3.9
Unilever PLC	2.9
Rio Tinto PLC	2.5

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI United Kingdom ETF

Investment Objective

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(3.22)%	(7.86)%	(1.62)%	3.44%	(7.86)%	(7.83)%	40.27%
Fund Market	(1.67)	(6.05)	(1.19)	3.58	(6.05)	(5.79)	42.20
Index	(2.96)	(7.37)	(1.12)	3.98	(7.37)	(5.48)	47.81

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio
$1,000.00	$967.80	$2.45		$1,000.00	$1,022.40	$2.51		0.50%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	20.3%
Consumer Staples	17.4
Energy	13.2
Health Care	11.4
Industrials	11.2
Materials	8.3
Consumer Discretionary	6.8
Communication Services	4.9
Utilities	4.1
Information Technology	1.2
Real Estate	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
HSBC Holdings PLC	6.6%
AstraZeneca PLC	5.5
BP PLC	5.0
GlaxoSmithKline PLC	4.8
British American Tobacco PLC	4.4
Royal Dutch Shell PLC, Class A	4.3
Diageo PLC	4.0
Royal Dutch Shell PLC, Class B	3.9
Unilever PLC	2.9
Rio Tinto PLC	2.5

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® MSCI United Kingdom Small-Cap ETF

Investment Objective

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.29%	(0.79)%	1.51%	7.95%	(0.79)%	7.78%	85.76%
Fund Market	7.69	0.81	1.89	8.12	0.81	9.80	88.22
Index	6.69	(0.15)	2.12	8.61	(0.15)	11.04	95.16

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/19)	Ending Account Value (02/29/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio
$1,000.00	$1,062.90	$3.03		$1,000.00	$1,021.90	$2.97		0.59%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Security	Percent of Total Investments	(a)
Industrials	19.1%
Consumer Discretionary	17.0
Financials	16.7
Real Estate	13.6
Information Technology	7.6
Health Care	6.9
Materials	5.9
Communication Services	4.6
Consumer Staples	4.0
Energy	2.5
Utilities	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Rightmove PLC	1.8%
Intermediate Capital Group PLC	1.5
Bellway PLC	1.5
Pennon Group PLC	1.5
DS Smith PLC	1.4
Derwent London PLC	1.4
Howden Joinery Group PLC	1.3
Phoenix Group Holdings PLC	1.2
Travis Perkins PLC	1.2
HomeServe PLC	1.2

(a)	Excludes money market funds.

F u n d S u m m a r y	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI United Kingdom ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.4%
iShares MSCI United Kingdom ETF(a)	1,985,913	$58,187,251
Total Investment Companies — 99.4%
(Cost: $62,332,416)		58,187,251

Short-Term Investments
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	761,000	761,000
Total Short-Term Investments — 1.3%
(Cost: $761,000)		761,000
Total Investments in Securities — 100.7%
(Cost: $63,093,416)		58,948,251
Other Assets, Less Liabilities — (0.7)%		(410,576)
Net Assets — 100.0%		$58,537,675

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	77,000	684,000	(b)	—	761,000	$761,000	$1,215	$—	$—
iShares MSCI United Kingdom ETF	1,154,591	1,063,448		(232,126)	1,985,913	58,187,251	1,115,165	(147,693)	(2,742,138)
						$58,948,251	$1,116,380	$(147,693)	$(2,742,138)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	49,932,000	USD	63,778,144	MS	03/03/20	$242,166
USD	65,428,329	GBP	49,932,000	MS	03/03/20	1,408,019
GBP	3,798,000	USD	4,856,939	MS	04/02/20	16,820
USD	63,459,334	GBP	49,255,000	MS	04/02/20	253,169
						1,920,174
GBP	49,932,000	USD	64,302,131	MS	03/03/20	(281,821)
USD	63,778,144	GBP	49,932,000	MS	03/03/20	(242,166)
						(523,987)
	Net unrealized appreciation					$1,396,187

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI United Kingdom ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign
Currency
Exchange
Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,920,174

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$523,987

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign
Currency
Exchange
Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(3,528,111)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$1,339,017

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$97,746,519
Average amounts sold — in USD	$149,059,747

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,920,174	$523,987
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,920,174	$523,987
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$1,920,174	$523,987

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Morgan Stanley & Co. International PLC	$1,920,174	$(523,987)	$(1,120,000)	$276,187

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$523,987	$(523,987)	$—	$—

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI United Kingdom ETF
February 29, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$58,187,251	$—	$—	$58,187,251
Money Market Funds	761,000	—	—	761,000
	$58,948,251	$—	$—	$58,948,251
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,920,174	$—	$1,920,174
Liabilities
Forward Foreign Currency Exchange Contracts	—	(523,987)	—	(523,987)
	$—	$1,396,187	$—	$1,396,187

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
BAE Systems PLC	3,565,420	$27,707,226
Meggitt PLC	857,966	5,939,673
Rolls-Royce Holdings PLC	1,933,394	15,311,058
		48,957,957
Airlines — 0.1%
easyJet PLC	174,275	2,449,730

Banks — 11.8%
Barclays PLC	19,214,341	36,504,501
HSBC Holdings PLC	22,597,502	151,217,476
Lloyds Banking Group PLC	77,833,532	49,907,246
Royal Bank of Scotland Group PLC	5,374,811	12,264,769
Standard Chartered PLC	3,021,846	21,715,269
		271,609,261
Beverages — 4.3%
Coca-Cola HBC AG	223,133	7,051,097
Diageo PLC	2,610,831	92,224,344
		99,275,441
Capital Markets — 3.3%
3i Group PLC	1,081,206	13,920,734
Hargreaves Lansdown PLC	368,410	7,230,313
London Stock Exchange Group PLC	349,617	33,831,843
Schroders PLC	138,439	5,046,678
St. James’s Place PLC	590,753	7,662,651
Standard Life Aberdeen PLC	2,612,640	9,223,819
		76,916,038
Chemicals — 0.7%
Croda International PLC	143,379	8,340,109
Johnson Matthey PLC	215,383	6,907,983
		15,248,092
Commercial Services & Supplies — 0.7%
G4S PLC	1,713,440	3,745,751
Rentokil Initial PLC	2,057,401	12,719,132
		16,464,883
Diversified Financial Services — 0.3%
M&G PLC(a)	2,892,370	7,344,519

Diversified Telecommunication Services — 0.7%
BT Group PLC	9,316,973	16,853,596

Electric Utilities — 1.0%
SSE PLC	1,151,139	22,481,662

Electrical Equipment — 0.6%
Melrose Industries PLC	5,395,953	14,432,381

Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	419,211	10,328,995

Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	975,100	6,239,935
Land Securities Group PLC	785,960	8,378,610
Segro PLC	1,216,785	12,763,093
		27,381,638
Food & Staples Retailing — 1.8%
J Sainsbury PLC	1,976,996	4,943,115
Tesco PLC	10,878,275	31,749,683
Security	Shares	Value

Food & Staples Retailing (continued)
Wm Morrison Supermarkets PLC	2,663,224	$5,825,476
		42,518,274
Food Products — 0.5%
Associated British Foods PLC	396,222	11,412,434

Health Care Equipment & Supplies — 0.9%
Smith & Nephew PLC	970,352	21,553,710

Health Care Providers & Services — 0.1%
NMC Health PLC	139,672	1,674,135

Hotels, Restaurants & Leisure — 3.1%
Carnival PLC	176,735	5,496,860
Compass Group PLC	1,761,040	38,475,604
GVC Holdings PLC	649,176	6,547,308
InterContinental Hotels Group PLC	192,526	10,579,203
TUI AG	492,012	3,770,684
Whitbread PLC	147,635	7,343,083
		72,212,742
Household Durables — 1.8%
Barratt Developments PLC	1,133,814	10,965,933
Berkeley Group Holdings PLC	131,835	8,005,400
Persimmon PLC	354,845	12,867,591
Taylor Wimpey PLC	3,621,163	9,352,385
		41,191,309
Household Products — 2.5%
Reckitt Benckiser Group PLC	789,218	57,671,611

Industrial Conglomerates — 0.7%
DCC PLC	109,313	7,724,087
Smiths Group PLC	437,461	8,565,932
		16,290,019
Insurance — 4.7%
Admiral Group PLC	210,895	5,689,228
Aviva PLC	4,345,013	19,469,008
Direct Line Insurance Group PLC	1,534,477	6,017,165
Legal & General Group PLC	6,613,662	21,963,851
Prudential PLC	2,892,527	46,810,921
RSA Insurance Group PLC	1,151,515	7,630,671
		107,580,844
Interactive Media & Services — 0.3%
Auto Trader Group PLC(b)	1,022,988	6,789,422

Internet & Direct Marketing Retail — 0.3%
Ocado Group PLC(a)	507,444	6,896,407

Machinery — 0.6%
Spirax-Sarco Engineering PLC	81,986	8,791,309
Weir Group PLC (The)	286,660	4,780,102
		13,571,411
Media — 1.6%
Informa PLC	1,391,740	12,130,823
ITV PLC	3,993,821	5,945,577
Pearson PLC	869,987	6,196,247
WPP PLC	1,401,451	13,475,680
		37,748,327
Metals & Mining — 7.0%
Anglo American PLC	1,148,954	26,295,736
Antofagasta PLC	439,230	4,218,936
BHP Group PLC	2,349,661	42,569,356

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Evraz PLC	557,061	$2,321,737
Glencore PLC	11,876,064	29,316,199
Rio Tinto PLC	1,254,399	57,808,990
		162,530,954
Multi-Utilities — 2.4%
Centrica PLC	6,425,290	5,918,908
National Grid PLC	3,872,252	48,609,585
		54,528,493
Multiline Retail — 0.7%
Marks & Spencer Group PLC	2,153,493	4,357,042
Next PLC	148,235	11,515,700
		15,872,742
Oil, Gas & Consumable Fuels — 13.0%
BP PLC	22,549,809	114,102,637
Royal Dutch Shell PLC, Class A	4,650,654	98,691,872
Royal Dutch Shell PLC, Class B	4,154,035	88,269,815
		301,064,324
Paper & Forest Products — 0.5%
Mondi PLC	536,178	10,697,522

Personal Products — 2.9%
Unilever PLC	1,233,930	65,723,356

Pharmaceuticals — 10.3%
AstraZeneca PLC	1,459,484	126,653,744
GlaxoSmithKline PLC	5,550,116	110,746,968
		237,400,712
Professional Services — 4.2%
Experian PLC	1,012,147	33,496,864
Intertek Group PLC	179,510	12,083,491
RELX PLC	2,157,991	51,475,834
		97,056,189
Software — 0.8%
AVEVA Group PLC	72,498	4,063,365
Micro Focus International PLC	374,222	3,540,502
Sage Group PLC (The)	1,202,025	10,467,998
		18,071,865
Specialty Retail — 0.4%
JD Sports Fashion PLC	491,236	4,624,351
Kingfisher PLC	2,327,084	5,628,213
		10,252,564
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	458,186	$9,650,629

Tobacco — 5.2%
British American Tobacco PLC	2,551,883	99,822,860
Imperial Brands PLC .	1,057,382	20,999,047
		120,821,907
Trading Companies & Distributors — 2.0%
Ashtead Group PLC	506,766	15,463,820
Bunzl PLC	374,081	8,935,120
Ferguson PLC	252,021	21,696,505
		46,095,445
Water Utilities — 0.8%
Severn Trent PLC	262,658	8,269,909
United Utilities Group PLC	758,247	9,144,666
		17,414,575
Wireless Telecommunication Services — 2.2%
Vodafone Group PLC	29,779,869	51,107,652

Total Common Stocks — 99.0%
(Cost: $2,995,918,956)		2,285,143,767

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	1,145,000	1,145,000

Total Short-Term Investments — 0.0%
(Cost: $1,145,000)		1,145,000

Total Investments in Securities — 99.0%
(Cost: $2,997,063,956)		2,286,288,767

Other Assets, Less Liabilities — 1.0%		22,441,303

Net Assets — 100.0%		$2,308,730,070

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,504,668	(2,504,668)	—	$—	$9,589	(b)	$421	$(323)
BlackRock Cash Funds: Treasury, SL Agency Shares	868,000	277,000	1,145,000	1,145,000	10,602		—	—
				$1,145,000	$20,191		$421	$(323)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
February 29, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE 100 Index	272	03/20/20	$22,682	$(2,256,446)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,256,446

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,309,465

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,146,470)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,587,221

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,285,143,767	$—	$—	$2,285,143,767
Money Market Funds	1,145,000	—	—	1,145,000
	$2,286,288,767	$—	$—	$2,286,288,767
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,256,446)	$—	$—	$(2,256,446)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
QinetiQ Group PLC	177,014	$777,784
Senior PLC	129,255	233,118
Ultra Electronics Holdings PLC	22,134	549,886
		1,560,788
Air Freight & Logistics — 0.5%
Royal Mail PLC	280,985	583,037

Airlines — 0.4%
Dart Group PLC	27,980	439,231
Stobart Group Ltd.	102,713	101,020
		540,251
Auto Components — 0.2%
AB Dynamics PLC	5,042	109,161
TI Fluid Systems PLC(a)	74,242	191,081
		300,242
Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	18,087	78,087

Banks — 0.9%
Bank of Georgia Group PLC	13,138	283,937
Virgin Money UK PLC(b)	411,483	798,105
		1,082,042
Beverages — 1.7%
AG Barr PLC	32,034	218,906
Britvic PLC	82,811	901,728
C&C Group PLC	96,845	405,737
Fevertree Drinks PLC	32,661	526,480
		2,052,851
Biotechnology — 1.5%
Abcam PLC	60,939	899,800
Genus PLC	20,281	818,078
Oxford Biomedica PLC(b)	16,980	136,855
		1,854,733
Building Products — 0.4%
Polypipe Group PLC	62,065	423,728

Capital Markets — 9.2%
Ashmore Group PLC	133,282	786,855
Brewin Dolphin Holdings PLC	93,654	364,376
Burford Capital Ltd.	65,015	447,190
Close Brothers Group PLC	47,144	772,585
CMC Markets PLC(a)	37,355	71,570
IG Group Holdings PLC	115,142	990,670
IntegraFin Holdings PLC	71,855	439,628
Intermediate Capital Group PLC	90,518	1,840,650
Investec PLC	216,945	1,086,525
Jupiter Fund Management PLC	142,838	547,341
Man Group PLC	473,447	886,540
Numis Corp. PLC	20,524	66,063
Pollen Street Secured Lending PLC	23,405	258,893
Quilter PLC(a)	592,866	1,105,612
Rathbone Brothers PLC	15,877	336,643
Sanne Group PLC	45,670	332,506
TP ICAP PLC	175,572	816,748
		11,150,395
Chemicals — 1.6%
Elementis PLC	179,311	232,240
Essentra PLC	81,872	375,006
Security	Shares	Value

Chemicals (continued)
Scapa Group PLC	47,690	$102,702
Sirius Minerals PLC(b)(c)	2,200,702	124,919
Synthomer PLC	105,597	379,820
Victrex PLC.	26,948	721,458
		1,936,145
Commercial Services & Supplies — 3.5%
Aggreko PLC	79,828	690,503
Babcock International Group PLC	79,161	448,433
Biffa PLC(a)	77,598	258,693
De La Rue PLC	34,168	60,751
HomeServe PLC	93,860	1,418,268
Mitie Group PLC	113,714	203,055
Renewi PLC	246,385	113,295
Restore PLC	35,241	205,261
RPS Group PLC	69,587	109,504
Serco Group PLC(b)	381,285	743,186
		4,250,949
Communications Equipment — 0.4%
Spirent Communications PLC	191,170	512,781

Construction & Engineering — 1.5%
Balfour Beatty PLC	214,990	676,082
John Laing Group PLC(a)	153,794	660,828
Keller Group PLC	22,184	183,898
Morgan Sindall Group PLC	11,957	267,883
		1,788,691
Construction Materials — 1.3%
Forterra PLC(a)	61,926	258,255
Ibstock PLC(a)	126,680	443,031
Marshalls PLC	62,448	579,891
Rhi Magnesita NV	6,836	261,076
		1,542,253
Consumer Finance — 0.6%
Amigo Holdings PLC(a)	35,542	15,821
Arrow Global Group PLC	53,423	161,722
Funding Circle Holdings PLC(a)(b)	58,033	58,559
International Personal Finance PLC	69,816	129,841
Provident Financial PLC	78,299	401,846
		767,789
Containers & Packaging — 1.4%
DS Smith PLC	427,725	1,716,580

Distributors — 0.8%
Inchcape PLC	125,331	923,693

Diversified Consumer Services — 0.2%
AA PLC	188,262	105,373
Dignity PLC	14,676	107,506
		212,879
Diversified Financial Services — 0.3%
Plus500 Ltd.	33,138	401,939

Diversified Telecommunication Services — 0.2%
TalkTalk Telecom Group PLC	213,778	300,092

Electronic Equipment, Instruments & Components — 2.5%
Electrocomponents PLC	139,070	1,076,818
Renishaw PLC	11,384	508,055
Smart Metering Systems PLC(c)	31,577	194,326

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Spectris PLC	36,139	$1,253,716
		3,032,915
Energy Equipment & Services — 1.2%
Hunting PLC	43,585	177,034
John Wood Group PLC	213,472	998,510
Petrofac Ltd.	80,151	325,866
		1,501,410
Entertainment — 0.6%
Cineworld Group PLC	320,944	636,025
Frontier Developments PLC(b)	6,234	90,456
		726,481
Equity Real Estate Investment Trusts (REITs) — 10.1%
Assura PLC	751,284	707,237
Big Yellow Group PLC	49,484	673,775
Civitas Social Housing PLC	194,796	238,114
Custodian REIT PLC	120,687	165,869
Derwent London PLC	33,088	1,656,722
Empiric Student Property PLC	186,473	218,651
GCP Student Living PLC	140,576	340,083
Great Portland Estates PLC	72,975	785,396
Hammerson PLC	239,157	637,222
Intu Properties PLC(b)(c)	288,790	44,836
LondonMetric Property PLC	249,059	659,151
LXI REIT PLC	162,131	263,833
NewRiver REIT PLC	95,720	190,242
Picton Property Income Ltd. (The)	170,588	213,534
Primary Health Properties PLC	379,085	701,130
RDI REIT PLC	89,083	129,261
Regional REIT Ltd.(a)	120,408	172,868
Safestore Holdings PLC	65,591	663,114
Schroder REIT Ltd.	160,790	99,711
Shaftesbury PLC	48,082	489,786
Standard Life Investment Property Income Trust Ltd.	124,644	140,103
Tritax Big Box REIT PLC	532,005	883,389
UK Commercial Property REIT Ltd.	241,525	245,566
UNITE Group PLC (The)	90,640	1,311,726
Workspace Group PLC	42,253	610,938
		12,242,257
Food & Staples Retailing — 0.0%
Just Eat Takeaway(a)(b)	146	12,709

Food Products — 2.2%
Bakkavor Group PLC(a)	45,186	63,603
Cranswick PLC	16,233	690,456
Greencore Group PLC	139,017	371,647
Hotel Chocolat Group PLC(c)	12,288	63,959
Premier Foods PLC(b)	212,638	89,222
Tate & Lyle PLC	145,978	1,315,646
		2,594,533
Health Care Equipment & Supplies — 1.2%
Advanced Medical Solutions Group PLC	60,482	196,224
ConvaTec Group PLC(a)	463,645	1,214,039
		1,410,263
Health Care Providers & Services — 1.4%
CVS Group PLC	20,982	285,691
Mediclinic International PLC	126,629	548,310
Spire Healthcare Group PLC(a)	86,062	127,076
Security	Shares	Value

Health Care Providers & Services (continued)
UDG Healthcare PLC	77,939	$698,354
		1,659,431
Health Care Technology — 0.3%
Craneware PLC(c)	6,251	151,305
EMIS Group PLC	15,649	227,069
		378,374
Hotels, Restaurants & Leisure — 3.8%
888 Holdings PLC	114,378	166,548
Domino’s Pizza Group PLC	144,401	545,953
Gamesys Group PLC(b)	23,655	213,617
Greggs PLC .	31,527	841,632
J D Wetherspoon PLC	21,105	362,308
Marston’s PLC	197,173	226,790
Mitchells & Butlers PLC(b)	59,583	254,953
Patisserie Holdings PLC(d)	6,053	—
Playtech PLC	96,071	306,779
Restaurant Group PLC (The)	153,506	207,838
SSP Group PLC	138,588	897,484
William Hill PLC	272,979	519,004
		4,542,906
Household Durables — 4.5%
Bellway PLC	38,387	1,825,452
Countryside Properties PLC(a)	140,249	842,317
Crest Nicholson Holdings PLC	80,433	464,372
IG Design Group PLC	22,216	207,149
McCarthy & Stone PLC(a)	117,531	201,164
Redrow PLC	71,364	680,003
Victoria PLC(b)	32,646	144,278
Vistry Group PLC	67,858	1,108,574
		5,473,309
Household Products — 0.2%
PZ Cussons PLC	81,106	187,510

Independent Power and Renewable Electricity Producers — 0.4%
Drax Group PLC	123,180	424,812

Insurance — 4.6%
Beazley PLC	165,084	1,127,057
Hastings Group Holdings PLC(a)	112,470	234,163
Hiscox Ltd.	89,916	1,408,058
Just Group PLC(b)	321,709	298,327
Lancashire Holdings Ltd.	59,917	554,475
Phoenix Group Holdings PLC	168,652	1,488,978
Sabre Insurance Group PLC(a)	73,561	263,556
Saga PLC	356,373	147,028
		5,521,642
Interactive Media & Services — 1.8%
Rightmove PLC	274,317	2,168,885

Internet & Direct Marketing Retail — 2.8%
AO World PLC(b)	76,514	60,105
ASOS PLC(b)	18,313	701,035
boohoo Group PLC(b)	234,033	869,888
GoCo Group PLC	99,363	104,198
Moneysupermarket.com Group PLC	167,268	663,388
N Brown Group PLC	48,981	35,974
On the Beach Group PLC(a)	37,454	154,619
Trainline PLC(a)(b)	142,321	843,490
		3,432,697

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 2.6%
Computacenter PLC	23,205	$489,945
Equiniti Group PLC(a)	112,758	289,204
Finablr PLC(a)(b)	62,689	48,924
iomart Group PLC	23,391	103,973
Kainos Group PLC	22,768	216,949
Keywords Studios PLC(c)	17,090	334,640
NCC Group PLC	87,011	230,614
Network International Holdings PLC(a)(b)	132,458	908,543
Softcat PLC	37,197	501,724
		3,124,516
Leisure Products — 0.7%
Games Workshop Group PLC	9,624	774,443
Photo-Me International PLC	85,023	90,572
		865,015
Life Sciences Tools & Services — 0.3%
Clinigen Healthcare Ltd.(b)	39,555	362,760

Machinery — 2.8%
Bodycote PLC	59,779	583,358
IMI PLC	84,833	1,090,074
Morgan Advanced Materials PLC	89,395	317,433
Rotork PLC	271,809	977,664
Vesuvius PLC	67,032	361,830
		3,330,359
Media — 1.8%
Ascential PLC(a)	125,849	549,433
Daily Mail & General Trust PLC, Class A, NVS	49,394	466,873
Euromoney Institutional Investor PLC	34,216	472,005
Future PLC	30,334	447,900
Hyve Group PLC	229,120	226,222
		2,162,433
Metals & Mining — 1.6%
Centamin PLC	360,569	593,886
Central Asia Metals PLC	48,609	114,863
Ferrexpo PLC	90,288	149,057
Hill & Smith Holdings PLC	24,636	420,722
Hochschild Mining PLC	80,879	164,981
KAZ Minerals PLC	81,419	426,282
SolGold PLC(b)(c)	216,667	47,213
		1,917,004
Multi-Utilities — 0.3%
Telecom Plus PLC	19,526	332,707

Multiline Retail — 1.0%
B&M European Value Retail SA	280,656	1,194,104

Oil, Gas & Consumable Fuels — 1.2%
Anglo Pacific Group PLC	53,215	88,023
Cairn Energy PLC(b)	184,157	327,196
Diversified Gas & Oil PLC	197,953	201,265
EnQuest PLC(b)	441,804	112,863
Gulf Keystone Petroleum Ltd.	68,447	129,567
Hurricane Energy PLC(b)(c)	489,316	92,501
Pharos Energy PLC	77,135	30,149
Premier Oil PLC(b)(c)	256,899	254,766
Serica Energy PLC(b)	54,990	68,764
Tullow Oil PLC	436,778	188,011
		1,493,105
Security	Shares	Value

Pharmaceuticals — 2.1%
Alliance Pharma PLC	128,458	$124,044
Dechra Pharmaceuticals PLC	32,044	1,083,003
Hikma Pharmaceuticals PLC	45,312	1,034,842
Indivior PLC(b)	228,925	126,465
Vectura Group PLC	183,703	205,783
		2,574,137
Professional Services — 2.1%
Capita PLC(b)	520,075	858,930
Hays PLC	457,264	807,760
Pagegroup PLC	102,697	533,095
RWS Holdings PLC	55,977	375,372
		2,575,157
Real Estate Management & Development — 3.5%
Capital & Counties Properties PLC	226,317	572,368
Grainger PLC	190,827	722,456
Helical PLC	34,123	205,069
IWG PLC	207,006	929,926
Purplebricks Group PLC(b)(c)	71,110	81,292
Savills PLC	44,627	616,763
Sirius Real Estate Ltd.	289,449	297,989
St. Modwen Properties PLC	62,384	382,081
Urban & Civic PLC	45,335	202,672
Watkin Jones PLC	47,146	153,560
		4,164,176
Road & Rail — 1.8%
Firstgroup PLC(b)	379,457	570,954
Go-Ahead Group PLC (The)	13,419	334,061
National Express Group PLC	143,542	776,655
Northgate PLC	76,995	242,914
Stagecoach Group PLC	130,921	217,560
		2,142,144
Semiconductors & Semiconductor Equipment — 0.1%
IQE PLC(b)(c)	250,351	153,491

Software — 1.9%
Alfa Financial Software Holdings PLC(a)(b)	25,734	27,611
Avast PLC(a)	185,149	931,301
Blue Prism Group PLC(b)(c)	20,074	370,762
First Derivatives PLC	5,825	205,724
GB Group PLC .	57,538	474,032
Learning Technologies Group PLC	145,338	255,441
		2,264,871
Specialty Retail — 2.5%
Card Factory PLC	103,398	103,939
Dixons Carphone PLC	309,082	480,460
Dunelm Group PLC	31,640	439,702
Frasers Group PLC(b)	65,254	319,893
Halfords Group PLC	62,002	118,793
Lookers PLC	107,060	61,879
Pets at Home Group PLC	156,251	513,718
Superdry PLC	15,884	62,895
WH Smith PLC	35,860	882,643
		2,983,922
Textiles, Apparel & Luxury Goods — 0.3%
Coats Group PLC	447,537	339,554
Ted Baker PLC	8,898	33,028
		372,582

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 1.0%
OneSavings Bank PLC	138,674	$711,348
Paragon Banking Group PLC	79,981	464,827
		1,176,175
Trading Companies & Distributors — 4.0%
Diploma PLC	35,293	847,500
Grafton Group PLC	74,113	816,009
Howden Joinery Group PLC	186,578	1,515,691
SIG PLC	174,017	140,253
Travis Perkins PLC	78,585	1,466,503
		4,785,956
Transportation Infrastructure — 0.8%
John Menzies PLC	21,915	81,177
Signature Aviation PLC	257,951	921,229
		1,002,406
Water Utilities — 1.5%
Pennon Group PLC	131,196	1,806,477
Wireless Telecommunication Services — 0.2%
Airtel Africa PLC(a)	231,621	191,859

Total Common Stocks — 99.7%
(Cost: $133,690,428)		120,265,435

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74%(e)(f)(g)	1,612,361	1,613,490
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(e)(f)	62,000	$62,000
		1,675,490
Total Short-Term Investments — 1.4%
(Cost: $1,674,705)		1,675,490
Total Investments in Securities — 101.1%
(Cost: $135,365,133)		121,940,925
Other Assets, Less Liabilities — (1.1)%		(1,328,270)
Net Assets — 100.0%		$120,612,655

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,482,477	129,884	1,612,361	$1,613,490	$28,660	(b)	$(26)	$409
BlackRock Cash Funds: Treasury, SL Agency Shares	27,000	35,000	62,000	62,000	983		—	—
				$1,675,490	$29,643		$(26)	$409

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
FTSE 250 Index	6	03/20/20	$297	$(16,517)

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$16,517

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(79,415)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(16,517)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$98,981

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$120,265,435	$—	$0	(a)	$120,265,435
Money Market Funds	1,675,490	—	—		1,675,490
	$121,940,925	$—	$0	(a)	$121,940,925
Derivative financial instruments(b)
Liabilities
Futures Contracts	$(16,517)	$—	$—		$(16,517)

(a)	Rounds to less than $1.

(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	17

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	Shares
	Currency		Shares
	Hedged		MSCI United
	MSCI United	Shares	Kingdom
	Kingdom	MSCI United	Small-Cap
	ETF	Kingdom ETF	ETF
ASSETS Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$—	$2,285,143,767	$120,265,435
Affiliated(c)	58,948,251	1,145,000	1,675,490
Cash	400,363	537	195
Foreign currency, at value(d)	—	2,950,962	1,742,683
Foreign currency collateral pledged:
Futures contracts(e)	—	1,172,920	80,470
Receivables:
Investments sold	—	3,872,377	—
Securities lending income — Affiliated	—	—	4,573
Dividends	729	20,082,125	84,928
Tax reclaims	—	55,811	13,404
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,920,174	—	—
Total assets	61,269,517	2,314,423,499	123,867,178

LIABILITIES
Cash received:
Collateral — forward foreign currency exchange contracts	1,120,000	—	—
Collateral on securities loaned, at value	—	—	1,612,831
Payables:
Investments purchased	1,087,855	3,596,788	1,552,297
Variation margin on futures contracts	—	867,385	28,084
Capital shares redeemed	—	195,732	—
Investment advisory fees	—	1,033,524	61,311
Unrealized depreciation on:
Forward foreign currency exchange contracts	523,987	—	—
Total liabilities	2,731,842	5,693,429	3,254,523

NET ASSETS	$58,537,675	$2,308,730,070	$120,612,655

NET ASSETS CONSIST OF
Paid-in capital	$69,645,190	$3,332,634,505	$136,169,577
Accumulated loss	(11,107,515)	(1,023,904,435)	(15,556,922)
NET ASSETS	$58,537,675	$2,308,730,070	$120,612,655
Shares outstanding	2,700,000	80,200,000	3,200,000
Net asset value	$21.68	$28.79	$37.69
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Securities loaned, at value	$—	$—	$1,451,222
(b) Investments, at cost — Unaffiliated	$—	$2,995,918,956	$133,690,428
(c) Investments, at cost — Affiliated	$63,093,416	$1,145,000	$1,674,705
(d) Foreign currency, at cost	$—	$3,008,524	$1,758,026
(e) Foreign currency collateral pledged, at cost	$—	$1,188,584	$81,394

See notes to financial statements.

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares
	Currency		iShares
	Hedged	iShares	MSCI United
	MSCI United	MSCI United	Kingdom
	Kingdom	Kingdom	Small-Cap
	ETF	ETF	ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$45,585,733	$1,083,311
Dividends — Affiliated	1,116,380	10,602	983
Non-cash dividends — Unaffiliated	—	—	264,120
Interest — Unaffiliated	—	1,134	6
Securities lending income — Affiliated — net	—	9,589	28,660
Foreign taxes withheld	—	(789,766)	(22,004)
Total investment income	1,116,380	44,817,292	1,355,076

EXPENSES
Investment advisory fees	175,697	5,967,231	271,137
Total expenses	175,697	5,967,231	271,137
Less:
Investment advisory fees waived	(175,697)	—	—
Total expenses after fees waived	—	5,967,231	271,137
Net investment income	1,116,380	38,850,061	1,083,939

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(25,159,663)	(271,235)
Investments — Affiliated	(354,188)	421	(26)
In-kind redemptions — Unaffiliated	—	5,744,882	589,326
In-kind redemptions — Affiliated	206,495	—	—
Futures contracts	—	1,309,465	(79,415)
Forward foreign currency exchange contracts	(3,528,111)	—	—
Foreign currency transactions	—	953,353	17,878
Net realized gain (loss)	(3,675,804)	(17,151,542)	256,528
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	(126,746,097)	(4,049,081)
Investments — Affiliated	(2,742,138)	(323)	409
Futures contracts	—	(2,146,470)	(16,517)
Forward foreign currency exchange contracts	1,339,017	—	—
Foreign currency translations	—	(135,962)	(15,942)
Net change in unrealized appreciation (depreciation)	(1,403,121)	(129,028,852)	(4,081,131)
Net realized and unrealized loss	(5,078,925)	(146,180,394)	(3,824,603)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,962,545)	$(107,330,333)	$(2,740,664)

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	19

Statements of Changes in Net Assets

	iShares
	Currency Hedged MSCI United Kingdom		iShares
	ETF		MSCI United Kingdom ETF
	Six Months Ended		Six Months Ended
	02/29/20	Year Ended	02/29/20	Year Ended
	(unaudited)	08/31/19	(unaudited)	08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,116,380	$630,045	$38,850,061	$94,432,632
Net realized gain (loss)	(3,675,804)	997,815	(17,151,542)	(62,577,464)
Net change in unrealized appreciation (depreciation)	(1,403,121)	(918,926)	(129,028,852)	(150,368,603)
Net increase (decrease) in net assets resulting from operations	(3,962,545)	708,934	(107,330,333)	(118,513,435)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,095,078)	(630,281)	(44,788,146)	(92,775,686)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	28,448,979	12,425,088	460,126,552	225,039,997

NET ASSETS
Total increase in net assets	23,391,356	12,503,741	308,008,073	13,750,876
Beginning of period	35,146,319	22,642,578	2,000,721,997	1,986,971,121
End of period	$58,537,675	$35,146,319	$2,308,730,070	$2,000,721,997

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares MSCI United Kingdom Small-Cap ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,083,939	$1,622,981
Net realized gain (loss)	256,528	(38,950)
Net change in unrealized appreciation (depreciation)	(4,081,131)	(9,242,245)
Net decrease in net assets resulting from operations	(2,740,664)	(7,658,214)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,446,293)	(1,591,702)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	63,690,484	12,788,229

NET ASSETS
Total increase in net assets	59,503,527	3,538,313
Beginning of period	61,109,128	57,570,815
End of period	$120,612,655	$61,109,128

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	21

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI United Kingdom ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Period From 06/29/15(a) to 08/31/15

Net asset value, beginning of period	$23.43		$23.83	$23.84	$24.87	$23.21	$24.35
Net investment income (loss)(b)	0.47		0.92	1.11	0.48	0.43	(0.00	)(c)
Net realized and unrealized gain (loss)(d)	(1.80)		(0.26)	(0.05)	2.39	2.48	(1.14)
Net increase (decrease) from investment operations	(1.33)		0.66	1.06	2.87	2.91	(1.14)

Distributions(e)
From net investment income	(0.42)		(1.06)	(1.07)	(0.84)	(1.01)	—
From net realized gain	—		—	—	(3.06)	(0.24)	—
Total distributions	(0.42)		(1.06)	(1.07)	(3.90)	(1.25)	—

Net asset value, end of period	$21.68		$23.43	$23.83	$23.84	$24.87	$23.21

Total Return
Based on net asset value	(5.92	)%(f)	2.92%	4.42%	13.48%	12.90%	(4.64	)%(f)

Ratios to Average Net Assets
Total expenses(g)	0.62	%(h)	0.62%	0.62%	0.62%	0.62%	0.62	%(h)
Total expenses after fees waived(g)	0.00	%(h)	0.00%	0.00%	0.00%	0.00%	0.01	%(h)
Net investment income (loss)	3.94	%(h)	3.96%	4.62%	1.99%	1.80%	(0.01	)%(h)

Supplemental Data
Net assets, end of period (000)	$58,538		$35,146	$22,643	$19,073	$114,398	$2,321
Portfolio turnover rate(i)(j)	5	%(f)	11%	17%	20%	4%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.

(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.

(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17(a)	Year Ended 08/31/16(a)	Year Ended 08/31/15 (a)

Net asset value, beginning of period	$30.27		$33.62	$33.76	$31.36	$34.30	$41.05
Net investment income(b)	0.53		1.49	1.29	1.13	1.22	1.30
Net realized and unrealized gain (loss)(c)	(1.41)		(3.39)	0.06	2.43	(2.73)	(6.66)
Net increase (decrease) from investment operations	(0.88)		(1.90)	1.35	3.56	(1.51)	(5.36)

Distributions(d)
From net investment income	(0.60)		(1.45)	(1.49)	(1.16)	(1.43)	(1.39)
Total distributions	(0.60)		(1.45)	(1.49)	(1.16)	(1.43)	(1.39)

Net asset value, end of period	$28.79		$30.27	$33.62	$33.76	$31.36	$34.30

Total Return
Based on net asset value	(3.22	)%(e)	(5.64)%	3.90%	11.60%	(4.44)%	(13.26)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.50%	0.47%	0.49%	0.48%	0.48%
Net investment income	3.25	%(f)	4.64%	3.66%	4.07%	3.80%	3.46%

Supplemental Data
Net assets, end of period (000)	$2,308,730		$2,000,722	$1,986,971	$2,764,746	$1,928,881	$3,210,826
Portfolio turnover rate(g)	3	%(e)	11%	5%	4%	5%	4%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15

Net asset value, beginning of period	$35.95		$42.65	$39.92	$35.91	$40.91	$40.82
Net investment income(a)	0.48		1.05	1.15	0.92	1.02	1.07
Net realized and unrealized gain (loss)(b)	1.86		(6.69)	2.93	4.12	(4.89)	0.40
Net increase (decrease) from investment operations	2.34		(5.64)	4.08	5.04	(3.87)	1.47

Distributions(c)
From net investment income	(0.60)		(1.06)	(1.35)	(1.03)	(1.13)	(1.38)
Total distributions	(0.60)		(1.06)	(1.35)	(1.03)	(1.13)	(1.38)

Net asset value, end of period	$37.69		$35.95	$42.65	$39.92	$35.91	$40.91

Total Return
Based on net asset value	6.29	%(d)	(13.17)%	10.22%	14.40%	(9.66)%	3.84%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	2.36	%(e)	2.76%	2.68%	2.50%	2.72%	2.71%

Supplemental Data
Net assets, end of period (000)	$120,613		$61,109	$57,571	$31,935	$25,135	$16,365
Portfolio turnover rate(f)	12	%(d)	20%	20%	19%	21%	17%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Currency Hedged MSCI United Kingdom	Diversified
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Diversified

Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N o t e s t o F i n a n c i a l S t a t e m e n t s	25

Notes to Financial Statements (unaudited) (continued)

3.       INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

●	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

●	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.       SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI United Kingdom Small-Cap
Barclays Capital Inc	$64,114	$64,114	$—	$—
BofA Securities, Inc.	2,967	2,967	—	—
Citigroup Global Markets Inc.	85,279	85,279	—	—
Credit Suisse AG Dublin Branch	35,873	35,873	—	—
Deutsche Bank Securities Inc.	298,485	298,485	—	—
HSBC Bank PLC	3,282	3,282	—	—
Morgan Stanley & Co. LLC	829,738	829,738	—	—
UBS AG	131,484	131,484	—	—
	$1,451,222	$1,451,222	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.       DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N o t e s t o F i n a n c i a l S t a t e m e n t s	27

Notes to Financial Statements (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.       INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI United Kingdom	0.62%
MSCI United Kingdom Small-Cap	0.59

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI United Kingdom ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

in the iShares MSCI United Kingdom ETF (“EWU”), after taking into account any fee waivers by EWU, plus 0.03%. BFA has also contractually agreed to an additional reduction in its investment advisory fee of 0.03% through December 31, 2020.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
MSCI United Kingdom	$2,497
MSCI United Kingdom Small-Cap	6,606

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI United Kingdom	$12,911,513	$2,206,918	$(1,517,968)
MSCI United Kingdom Small-Cap	1,260,633	797,546	316,283

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.       PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom.	$2,619,185	$5,200,089
MSCI United Kingdom	61,929,805	58,676,183
MSCI United Kingdom Small-Cap	12,409,432	11,212,586

N o t e s t o F i n a n c i a l S t a t e m e n t s	29

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom	$31,041,272	$2,413,576
MSCI United Kingdom	498,207,556	40,784,618
MSCI United Kingdom Small-Cap	65,156,087	2,114,529

8.       INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI United Kingdom	$4,517,637
MSCI United Kingdom	218,802,277
MSCI United Kingdom Small-Cap	1,281,221

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI United Kingdom	$63,222,947	$1,920,174	$(4,798,683)	$(2,878,509)
MSCI United Kingdom	3,089,557,268	75,670,412	(881,195,359)	(805,524,947)
MSCI United Kingdom Small-Cap	136,539,062	3,820,832	(18,435,486)	(14,614,654)

9.       PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers.

30	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	02/29/20		08/31/19
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI United Kingdom
Shares sold	1,300,000	$30,823,807	1,100,000	$25,247,824
Shares redeemed	(100,000)	(2,374,828)	(550,000)	(12,822,736)
Net increase	1,200,000	$28,448,979	550,000	$12,425,088
MSCI United Kingdom
Shares sold	15,400,000	$501,296,354	17,200,000	$552,815,601
Shares redeemed	(1,300,000)	(41,169,802)	(10,200,000)	(327,775,604)
Net increase	14,100,000	$460,126,552	7,000,000	$225,039,997
MSCI United Kingdom Small-Cap
Shares sold	1,550,000	$65,817,356	450,000	$16,605,156
Shares redeemed	(50,000)	(2,126,872)	(100,000)	(3,816,927)
Net increase	1,500,000	$63,690,484	350,000	$12,788,229

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust,

N o t e s t o F i n a n c i a l S t a t e m e n t s	31

Notes to Financial Statements (unaudited) (continued)

BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12. SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:

On March 31, 2020, several large banks located in the United Kingdom (UK) announced cancellation of payments of their outstanding dividends and suspension of dividends until the end of 2020 based on a recommendation from the primary UK banking regulator. As a result, in early April, the iShares MSCI United Kingdom ETF reversed approximately $6 million of income recorded in these financial statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Currency Hedged MSCI United Kingdom ETF, iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t r e g a r d i n g l i q u i d i t y r i s k m a n a g e m e n t p r o g r a m	33

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI United Kingdom(a)	$0.388105	$—	$0.033079	$0.421184	92%	—%	8%	100%
MSCI United Kingdom(a)	0.552622	—	0.046150	0.598772	92	—	8	100
MSCI United Kingdom Small-Cap(a)	0.484858	—	0.117764	0.602622	80	—	20	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

34	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l i n f o r m a t i o n	35

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound
USD	United States Dollar

36	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

●	iShares ESG MSCI EAFE ETF | ESGD | NASDAQ
●	iShares ESG MSCI EM Leaders ETF | LDEM | NASDAQ
●	iShares ESG MSCI USA ETF | ESGU | NASDAQ
●	iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
●	iShares ESG MSCI USA Small-Cap ETF | ESML | Cboe BZX
●	iShares MSCI Global Impact ETF | SDG | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® ESG MSCI EAFE ETF

Investment Objective

The iShares ESG MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as represented by the MSCI EAFE Extended ESG Focus Index (the "Index")The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(0.19)%	0.82%	7.57%	0.82%	30.75%
Fund Market	0.40	1.53	7.79	1.53	31.71
Index	(0.09)	0.87	7.71	0.87	31.34

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Index performance through May 31, 2018 reflects the performance of the MSCI EAFE ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EAFE Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$998.10	$0.99		$1,000.00	$1,023.90	$1.01		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR			TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of			Percent of
Sector	Total Investments	(a)	Country/Geographic Region	Total Investments	(a)
Financials	18.6%		Japan	24.2%
Industrials	15.8		United Kingdom	15.3
Health Care	12.0		France	11.5
Consumer Staples	11.0		Switzerland	9.7
Consumer Discretionary	10.7		Germany	8.5
Information Technology	7.5		Australia	7.0
Materials	7.1		Netherlands	4.0
Communication Services	5.2		Hong Kong	3.4
Energy	4.5		Spain	3.0
Utilities	3.8		Sweden	2.8
Real Estate	3.8

(a) Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® ESG MSCI EM Leaders ETF

Investment Objective

The iShares ESG MSCI EM Leaders ETF (the "Fund") seeks to track the investment results of an index composed of emerging market large and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers as represented by the MSCI EM Extended ESG Leaders 5% Issuer Capped Net Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since
Inception
Fund NAV	(8.21)%
Fund Market	(6.61)
Index	(8.24)

The inception date of the Fund was 2/5/20. The first day of secondary market trading was 2/7/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value		Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(02/05/20)	(a)	(02/29/20)	the Period	(b)	(09/01/19)	(02/29/20)	the Period	(b)	Ratio
$1,000.00		$917.90	$0.10		$1,000.00	$1,024.10	$0.81		0.16%

(a)	The beginning of the period (commencement of operations) is February 05, 2020.

(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (24 days for actual and 182 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR			TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of			Percent of
Sector	Total Investments	(a)	Country/Geographic Region	Total Investments	(a)
Financials	27.9%		China	26.3%
Consumer Discretionary	13.8		Taiwan	15.2
Information Technology	13.1		India	13.2
Communication Services	9.4		South Africa	8.7
Consumer Staples	7.0		Brazil	7.7
Materials	6.7		South Korea	5.9
Energy	6.6		Thailand	3.7
Industrials	6.1		Malaysia	3.2
Health Care	3.8		Indonesia	3.2
Utilities	3.1		Russia	2.6
Real Estate	2.5

(a) Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® ESG MSCI USA ETF

Investment Objective

The iShares ESG MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Focus Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	3.12%	9.36%	12.16%	9.36%	45.16%
Fund Market	3.29	9.43	12.21	9.43	45.37
Index	3.27	9.60	12.40	9.60	46.15

The inception date of the Fund was 12/1/16. The first day of secondary market trading was 12/2/16.

Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,031.20	$0.76		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR			TEN LARGEST HOLDINGS
	Percent of			Percent of
Sector	Total Investments	(a)	Security	Total Investments	(a)
Information Technology	25.2%		Microsoft Corp	5.2%
Health Care	14.0		Apple Inc.	4.7
Financials	11.0		Amazon. com Inc.	2.9
Industrials	10.3		Alphabet Inc., Class C	1.9
Communication Services	9.8		Facebook Inc., Class A	1.7
Consumer Discretionary	9.1		Alphabet Inc., Class A	1.4
Consumer Staples	7.2		NextEra Energy Inc.	1.4
Utilities	3.5		Johnson & Johnson	1.4
Real Estate	3.5		Procter & Gamble Co. (The)	1.2
Energy	3.5		Visa Inc., Class A	1.2
Materials	2.9

(a) Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® ESG MSCI USA Leaders ETF

Investment Objective

The iShares ESG MSCI USA Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers, as represented by the MSCI USA Extended ESG Leaders Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
		Since
	6 Months	Inception
Fund NAV	2.97%	6.45%
Fund Market	3.15	6.61
Index	3.02	6.54

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,029.70	$0.50		$1,000.00	$1,024.10	$0.50		0.10%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR			TEN LARGEST HOLDINGS
	Percent of			Percent of
Sector	Total Investments	(a)	Security	Total Investments	(a)
Information Technology	25.1%		Microsoft Corp.	9.1%
Health Care	14.0		Alphabet Inc., Class C	3.2
Financials	11.5		Alphabet Inc., Class A	3.1
Consumer Discretionary	10.4		Johnson & Johnson	2.7
Communication Services	10.4		Visa Inc., Class A	2.4
Industrials	8.8		Procter & Gamble Co. (The)	2.2
Consumer Staples	7.2		Mastercard Inc., Class A	2.0
Utilities	3.4		Intel Corp	1.9
Real Estate	3.3		Home Depot Inc. (The)	1.8
Energy	3.2		Verizon Communications Inc.	1.7
Materials	2.7

(a) Excludes money market funds.

6	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® ESG MSCI USA Small-Cap ETF

Investment Objective

The iShares ESG MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles, as represented by the MSCI USA Small Cap Extended ESG Focus Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	(1.91)%	(3.03)%	1.30%	(3.03)%	2.46%
Fund Market	(1.75)	(2.99)	1.42	(2.99)	2.70
Index	(1.82)	(3.01)	1.41	(3.01)	2.67

The inception date of the Fund was 4/10/18. The first day of secondary market trading was 4/12/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$980.90	$0.84		$1,000.00	$1,024.00	$0.86		0.17%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR			TEN LARGEST HOLDINGS
	Percent of			Percent of
Sector	Total Investments	(a)	Security	Total Investments	(a)
Industrials	17.6%		Douglas Emmett Inc. .	0.7%
Information Technology	16.7		Bright Horizons Family Solutions Inc.	0.7
Health Care	14.4		Kilroy Realty Corp. .	0.5
Financials	13.6		Easterly Government Properties Inc.	0.5
Consumer Discretionary	12.4		Fair Isaac Corp.	0.5
Real Estate	10.1		Bank of Hawaii Corp. .	0.4
Materials .	3.8		Cullen/Frost Bankers Inc. .	0.4
Utilities .	3.4		Hawaiian Electric Industries Inc.	0.4
Consumer Staples . .	2.9		Quanta Services Inc. .	0.4
Communication Services. .	2.6		Pool Corp. .	0.4
Energy .	2.5

(a) Excludes money market funds.

F u n d s u m m a r y	7

Fund Summary as of February 29, 2020	iShares® MSCI Global Impact ETF

Investment Objective

The iShares MSCI Global Impact ETF (the "Fund") seeks to track the investment results of an index composed of positive impact companies that derive a majority of their revenue from products and services that address at least one of the world's major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCI ACWI Sustainable Impact Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	11.83%	11.44%	9.27%	11.44%	40.85%
Fund Market	12.31	11.86	9.53	11.86	42.14
Index	11.89	11.38	9.50	11.38	41.98

The inception date of the Fund was 4/20/16. The first day of secondary market trading was 4/22/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,118.30	$2.58		$1,000.00	$1,022.40	$2.46		0.49%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR			TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of			Percent of
Sector	Total Investments	(a)	Country/Geographic Region	Total Investments	(a)
Health Care	20.6%		United States	31.7%
Industrials	20.1		Japan	13.2
Consumer Staples	20.1		United Kingdom	9.7
Materials	11.2		China	8.4
Consumer Discretionary	10.6		France	7.6
Real Estate	6.3		Denmark	5.6
Utilities	4.7		Belgium	4.1
Information Technology	3.6		Hong Kong	2.9
Communication Services	2.8		Germany	2.3
Financials	0.0		Canada	2.0

(a) Excludes money market funds.

8	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	9

Schedule of Investments (unaudited)	iShares® ESG MSCI EAFE ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Alumina Ltd.	1,206,622	$1,509,261
APA Group	423,163	2,930,240
Aristocrat Leisure Ltd.	105,050	2,242,573
ASX Ltd.	40,499	1,935,923
Aurizon Holdings Ltd.	488,580	1,521,508
Australia & New Zealand Banking Group Ltd.	334,097	5,348,606
BlueScope Steel Ltd.	191,957	1,462,894
Brambles Ltd.	389,305	3,002,012
Coca-Cola Amatil Ltd.	235,804	1,746,878
Cochlear Ltd.	11,761	1,574,135
Coles Group Ltd.	155,420	1,423,942
Commonwealth Bank of Australia	184,590	9,732,996
CSL Ltd.	62,766	12,522,533
Dexus	346,541	2,716,937
Fortescue Metals Group Ltd.	245,434	1,595,095
Goodman Group	174,454	1,684,938
GPT Group (The)	419,107	1,561,867
Insurance Australia Group Ltd.	478,425	1,968,003
Lendlease Group	149,276	1,696,811
Macquarie Group Ltd.	59,150	5,142,006
Mirvac Group	1,481,919	2,904,620
National Australia Bank Ltd.	285,752	4,624,388
Newcrest Mining Ltd.	102,440	1,737,067
Ramsay Health Care Ltd.	47,543	2,084,734
Rio Tinto Ltd.	60,954	3,429,718
Seek Ltd.	111,402	1,485,371
Sonic Healthcare Ltd.	83,644	1,553,168
Stockland	885,169	2,688,056
Sydney Airport	489,566	2,452,582
Tabcorp Holdings Ltd.	572,960	1,400,086
Transurban Group	722,771	6,920,197
Wesfarmers Ltd.	58,454	1,532,026
Westpac Banking Corp.	444,380	6,773,190
Woodside Petroleum Ltd.	211,894	3,814,392
Woolworths Group Ltd.	66,533	1,664,409
Worley Ltd.	235,712	1,902,731
		110,285,893
Austria — 0.3%
Erste Group Bank AG	45,396	1,547,318
OMV AG	81,394	3,384,063
		4,931,381
Belgium — 0.9%
Anheuser-Busch InBev SA/NV	100,107	5,578,398
KBC Group NV	61,797	4,074,211
Solvay SA	17,047	1,536,970
UCB SA	19,699	1,808,101
Umicore SA(a)	46,192	1,916,434
		14,914,114
Denmark — 2.3%
AP Moller - Maersk A/S, Class A	1,534	1,441,969
Carlsberg A/S, Class B	14,804	1,931,463
Chr Hansen Holding A/S	22,391	1,582,771
Coloplast A/S, Class B	20,516	2,728,571
DSV Panalpina A/S	16,117	1,615,218
Genmab A/S(b)	7,541	1,687,072
Novo Nordisk A/S, Class B	254,020	14,778,612
Novozymes A/S, Class B	37,372	1,884,764
Orsted A/S(c)	37,661	3,849,608
Security	Shares	Value

Denmark (continued)
Pandora A/S	35,764	$1,596,544
Vestas Wind Systems A/S	26,557	2,535,019
		35,631,611
Finland — 1.0%
Metso OYJ	50,243	1,612,634
Neste OYJ	77,459	3,034,124
Nokia OYJ	921,023	3,485,298
Nordea Bank Abp	201,785	1,575,135
UPM-Kymmene OYJ	115,681	3,523,644
Wartsila OYJ Abp	202,819	2,095,084
		15,325,919
France — 11.5%
Accor SA	40,931	1,468,864
Air Liquide SA	25,784	3,480,826
Airbus SE	55,472	6,586,879
Alstom SA	33,269	1,625,857
Atos SE	28,951	2,140,222
AXA SA	338,576	7,793,347
BNP Paribas SA	109,001	5,242,470
Bouygues SA	42,093	1,640,490
Capgemini SE	22,938	2,499,971
Carrefour SA	111,044	1,908,318
Cie. de Saint-Gobain	70,280	2,439,490
Cie. Generale des Etablissements Michelin SCA	25,934	2,741,607
CNP Assurances	147,475	2,292,213
Credit Agricole SA	124,156	1,474,258
Danone SA	116,848	8,178,567
Dassault Systemes SE	22,170	3,458,073
Edenred	32,391	1,678,303
Electricite de France SA	137,139	1,896,561
Engie SA	183,400	3,027,879
EssilorLuxottica SA	27,728	3,749,357
Gecina SA	10,198	1,800,160
Getlink SE	103,433	1,656,520
Ingenico Group SA	11,544	1,622,470
JCDecaux SA	79,645	1,819,709
Kering SA	9,912	5,507,066
Legrand SA.	42,568	3,227,293
L'Oreal SA	43,469	11,507,390
LVMH Moet Hennessy Louis Vuitton SE	29,711	12,103,074
Natixis SA	398,547	1,605,353
Orange SA	303,553	4,064,605
Pernod Ricard SA	30,289	4,870,866
Peugeot SA.	98,151	1,887,283
Renault SA	52,355	1,523,710
Safran SA	34,156	4,656,064
Sanofi	136,810	12,612,908
Schneider Electric SE	97,261	9,668,686
Societe Generale SA	83,520	2,347,691
STMicroelectronics NV	96,391	2,584,547
Teleperformance	14,377	3,471,172
Thales SA	17,633	1,758,702
TOTAL SA	336,263	14,176,343
Unibail-Rodamco-Westfield	34,978	4,187,951
Valeo SA	73,694	1,844,022
Vinci SA	28,122	2,810,427
Vivendi SA	76,349	1,930,585
Worldline SA(b)(c)	21,262	1,608,008
		182,176,157

10	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EAFE ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 8.1%
adidas AG	25,127	$6,915,366
Allianz SE, Registered	69,851	14,946,577
BASF SE	123,750	7,215,331
Bayerische Motoren Werke AG	44,485	2,879,587
Beiersdorf AG	15,734	1,640,157
Brenntag AG	40,799	1,811,000
Continental AG	14,657	1,636,080
Daimler AG, Registered	90,972	3,751,303
Delivery Hero SE(b)(c)	20,508	1,531,836
Deutsche Bank AG, Registered	195,305	1,690,303
Deutsche Boerse AG	42,385	6,613,534
Deutsche Post AG, Registered	137,970	4,110,120
Deutsche Telekom AG, Registered	145,149	2,352,680
Deutsche Wohnen SE	55,364	2,217,299
E.ON SE	373,138	4,274,979
Fraport AG Frankfurt Airport Services Worldwide	23,399	1,463,507
Fresenius Medical Care AG & Co. KGaA	21,912	1,668,479
HeidelbergCement AG	32,875	1,944,245
Henkel AG & Co. KGaA	26,771	2,259,897
Infineon Technologies AG	200,156	4,132,073
Merck KGaA	41,883	5,016,994
MTU Aero Engines AG	9,003	2,182,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	17,443	4,420,271
Puma SE	25,323	1,924,870
QIAGEN NV(b)	46,584	1,698,850
SAP SE	143,338	17,565,075
Siemens AG, Registered	134,889	13,809,330
Telefonica Deutschland Holding AG	618,792	1,604,800
thyssenkrupp AG(b)	158,062	1,510,869
Vonovia SE	40,813	2,177,891
Wirecard AG	12,670	1,599,800
		128,565,681
Hong Kong — 3.4%
AIA Group Ltd.	1,411,800	13,931,313
BOC Hong Kong Holdings Ltd.	1,523,500	5,229,483
Hang Seng Bank Ltd.	250,800	5,229,660
Hong Kong Exchanges & Clearing Ltd.	211,100	6,929,172
Link REIT	181,200	1,678,757
Melco Resorts & Entertainment Ltd., ADR	82,092	1,423,475
MTR Corp. Ltd.	1,074,000	6,043,192
Sands China Ltd.	754,800	3,511,013
Sun Hung Kai Properties Ltd.	176,000	2,502,332
Swire Pacific Ltd., Class A	402,000	3,621,227
Swire Properties Ltd.	1,355,400	4,008,953
		54,108,577
Ireland — 0.7%
CRH PLC(b)	148,533	4,971,364
Flutter Entertainment PLC	15,593	1,643,957
Kerry Group PLC, Class A	22,404	2,830,112
Kingspan Group PLC	26,452	1,657,656
		11,103,089
Israel — 0.5%
Bank Hapoalim BM	406,949	3,178,524
Bank Leumi Le-Israel BM	250,187	1,623,772
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	142,328	1,641,042
Wix.com Ltd.(a)(b)	13,721	1,839,026
		8,282,364
Security	Shares	Value

Italy — 2.0%
Assicurazioni Generali SpA	183,663	$3,280,367
CNH Industrial NV	322,287	2,956,034
Eni SpA	357,819	4,385,609
Ferrari NV	9,822	1,527,179
Intesa Sanpaolo SpA	5,071,860	12,248,246
Snam SpA	358,372	1,760,025
Terna Rete Elettrica Nazionale SpA	559,532	3,681,560
UniCredit SpA	176,148	2,232,484
		32,071,504
Japan — 24.1%
Advantest Corp	34,700	1,581,148
Aeon Co. Ltd.	160,300	2,993,783
Ajinomoto Co. Inc.	98,300	1,651,320
Alfresa Holdings Corp	87,900	1,545,065
Asahi Kasei Corp	332,800	2,778,964
Astellas Pharma Inc.	325,300	5,123,856
Benesse Holdings Inc.	64,100	1,653,235
Bridgestone Corp.	67,000	2,239,855
Canon Inc.	88,800	2,250,357
Central Japan Railway Co.	11,100	1,829,676
Chugai Pharmaceutical Co. Ltd.	40,700	4,420,345
Dai Nippon Printing Co. Ltd.	66,900	1,609,470
Daifuku Co. Ltd.	28,300	1,684,383
Dai-ichi Life Holdings Inc.	117,100	1,605,084
Daiichi Sankyo Co. Ltd.	78,100	4,771,511
Daikin Industries Ltd.	37,100	5,064,641
Daiwa House Industry Co. Ltd.	110,800	3,060,572
Denso Corp.	105,900	4,143,123
East Japan Railway Co.	56,700	4,372,941
Eisai Co. Ltd.	43,200	3,196,396
Fast Retailing Co. Ltd.	7,300	3,616,669
FUJIFILM Holdings Corp.	36,000	1,761,202
Fujitsu Ltd.	38,500	4,001,159
Hankyu Hanshin Holdings Inc.	87,800	2,889,631
Hitachi Ltd.	93,700	3,159,383
Hitachi Metals Ltd.	115,600	1,653,649
Honda Motor Co. Ltd.	310,300	8,053,445
Hoya Corp.	43,000	3,830,594
Idemitsu Kosan Co. Ltd.	67,500	1,663,329
Inpex Corp.	297,700	2,574,740
ITOCHU Corp.	167,500	3,822,382
JFE Holdings Inc.	164,200	1,525,318
JXTG Holdings Inc.	702,900	2,828,152
Kajima Corp.	148,500	1,601,126
Kansai Paint Co. Ltd.	77,400	1,691,297
Kao Corp.	65,600	4,785,063
Kawasaki Heavy Industries Ltd.	86,600	1,573,597
KDDI Corp.	265,000	7,512,817
Keio Corp.	34,100	1,640,745
Keyence Corp.	20,600	6,571,603
Kikkoman Corp.	33,200	1,542,039
Kirin Holdings Co. Ltd.	123,800	2,381,542
Komatsu Ltd.	183,200	3,706,800
Kubota Corp.	177,400	2,504,800
Kyocera Corp.	26,100	1,644,422
Kyowa Kirin Co. Ltd.	69,800	1,663,060
Kyushu Railway Co.	64,000	1,925,370
Lawson Inc.	31,100	1,652,093
Mazda Motor Corp.	217,800	1,514,393
Mitsubishi Chemical Holdings Corp.	271,500	1,828,123

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EAFE ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Corp.	149,300	$3,723,330
Mitsubishi Electric Corp.	172,200	2,188,719
Mitsubishi Estate Co. Ltd.	153,800	2,629,279
Mitsubishi Heavy Industries Ltd.	62,500	1,981,064
Mitsubishi UFJ Financial Group Inc.	1,086,200	5,356,230
Mitsui Fudosan Co. Ltd.	102,300	2,349,680
Mizuho Financial Group Inc.	3,799,400	5,199,012
MS&AD Insurance Group Holdings Inc.	101,900	3,290,388
Murata Manufacturing Co. Ltd.	83,500	4,428,716
Nabtesco Corp.	59,100	1,595,505
NEC Corp.	40,300	1,509,405
NGK Insulators Ltd.	128,300	2,018,496
Nikon Corp.	160,300	1,648,104
Nintendo Co. Ltd.	15,908	5,349,123
Nippon Express Co. Ltd.	32,800	1,572,113
Nippon Steel Corp.	136,900	1,543,322
Nippon Telegraph & Telephone Corp.	166,000	3,892,801
Nippon Yusen KK	1 13,300	1,621,798
Nitto Denko Corp.	48,200	2,421,953
Nomura Holdings Inc.	395,700	1,759,034
Nomura Real Estate Master Fund Inc.	970	1,540,453
Nomura Research Institute Ltd.	93,000	2,030,455
NSK Ltd.	215,100	1,649,170
NTT DOCOMO Inc.	294,700	7,998,278
Obayashi Corp.	166,500	1,680,976
Odakyu Electric Railway Co. Ltd.	83,000	1,603,597
Omron Corp.	76,400	4,136,430
Ono Pharmaceutical Co. Ltd.	83,900	1,718,991
Oriental Land Co. Ltd.	24,500	2,785,820
ORIX Corp.	239,500	3,867,881
Osaka Gas Co. Ltd.	160,400	2,594,892
Otsuka Holdings Co. Ltd.	50,900	1,925,296
Panasonic Corp.	426,900	4,078,436
Rakuten Inc.	202,700	1,696,918
Recruit Holdings Co. Ltd.	159,500	5,556,955
Resona Holdings Inc.	732,200	2,777,697
Santen Pharmaceutical Co. Ltd.	97,100	1,559,145
Secom Co. Ltd.	30,300	2,408,775
Sekisui Chemical Co. Ltd.	204,000	3,043,026
Sekisui House Ltd.	162,700	3,193,213
Seven & i Holdings Co. Ltd.	47,800	1,637,870
Shimadzu Corp.	66,600	1,622,628
Shimizu Corp.	178,300	1,623,238
Shin-Etsu Chemical Co. Ltd.	32,600	3,670,579
Shionogi & Co. Ltd.	63,700	3,451,782
Shiseido Co. Ltd.	44,100	2,623,963
Softbank Corp.	204,600	2,679,252
SoftBank Group Corp.	190,200	8,839,499
Sompo Holdings Inc.	79,900	2,974,815
Sony Corp.	185,900	11,393,732
Stanley Electric Co. Ltd.	72,700	1,776,639
Sumitomo Chemical Co. Ltd.	1,710,700	6,232,838
Sumitomo Metal Mining Co. Ltd.	75,500	1,879,713
Sumitomo Mitsui Financial Group Inc.	217,100	7,012,251
Sumitomo Mitsui Trust Holdings Inc.	103,400	3,546,841
Sysmex Corp.	38,000	2,437,510
T&D Holdings Inc.	157,400	1,554,081
Taisei Corp.	46,800	1,603,171
Takeda Pharmaceutical Co. Ltd.	204,794	7,144,485
TDK Corp.	17,300	1,676,030

Security	Shares	Value

Japan (continued)
Teijin Ltd.	1 14,200	$1,879,247
Terumo Corp.	74,200	2,392,505
Tokio Marine Holdings Inc.	81,700	4,393,841
Tokyo Electron Ltd.	18,700	3,870,370
Tokyo Gas Co. Ltd.	157,500	3,187,526
Tokyu Corp.	156,400	2,401,135
Toray Industries Inc.	352,100	2,039,187
Toyota Motor Corp.	245,200	16,201,181
Toyota Tsusho Corp.	59,300	1,794,971
Unicharm Corp.	49,300	1,598,771
West Japan Railway Co.	41,900	2,959,201
Yamaha Corp.	37,300	1,832,754
Yaskawa Electric Corp.	51,500	1,616,164
Yokogawa Electric Corp.	102,300	1,647,384
		381,813,898
Netherlands — 3.9%
Aegon NV	434,820	1,466,795
Akzo Nobel NV	49,504	3,923,348
ASML Holding NV	60,896	16,595,704
Heineken NV	31,952	3,166,511
ING Groep NV	434,255	4,106,555
Koninklijke Ahold Delhaize NV	89,549	2,083,372
Koninklijke DSM NV	32,026	3,579,458
Koninklijke KPN NV	638,856	1,544,554
Koninklijke Philips NV	111,635	4,748,057
Koninklijke Vopak NV	34,058	1,614,285
NXP Semiconductors NV	22,438	2,550,976
Prosus NV(b)	51,431	3,596,996
Unilever NV.	154,684	8,090,388
Wolters Kluwer NV	71,365	5,198,882
		62,265,881
New Zealand — 0.3%
Auckland International Airport Ltd.	329,624	1,609,016
Fisher & Paykel Healthcare Corp. Ltd.	111,456	1,782,187
Meridian Energy Ltd.	487,642	1,397,365
		4,788,568
Norway — 0.9%
Equinor ASA	383,218	5,714,811
Mowi ASA	72,328	1,511,574
Norsk Hydro ASA	577,183	1,624,580
Orkla ASA	270,044	2,258,587
Telenor ASA	206,887	3,284,007
		14,393,559
Portugal — 0.3%
Galp Energia SGPS SA	297,129	4,037,336
Singapore — 1.4%
CapitaLand Ltd.	1,243,500	3,145,056
City Developments Ltd.	470,400	3,292,834
DBS Group Holdings Ltd.	347,200	5,997,701
Keppel Corp. Ltd.	670,900	3,047,579
Oversea-Chinese Banking Corp. Ltd.	286,600	2,176,657
Singapore Telecommunications Ltd.	1,180,000	2,536,362
United Overseas Bank Ltd.	75,700	1,327,747
		21,523,936
Spain — 3.0%
Amadeus IT Group SA	58,198	4,059,401
Banco Bilbao Vizcaya Argentaria SA	1,679,021	7,994,205
Banco Santander SA	764,836	2,795,125

12	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EAFE ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
CaixaBank SA	715,179	$1,823,350
Enagas SA	22,083	567,615
Iberdrola SA	989,868	11,221,144
Industria de Diseno Textil SA	209,872	6,484,917
Naturgy Energy Group SA	169,337	3,911,752
Red Electrica Corp. SA	89,822	1,711,343
Repsol SA	372,808	4,148,345
Telefonica SA	412,974	2,431,463
		47,148,660
Sweden — 2.8%
Alfa Laval AB	67,416	1,502,676
Assa Abloy AB, Class B	104,507	2,316,485
Atlas Copco AB, Class A	74,981	2,622,568
Atlas Copco AB, Class B	58,053	1,771,212
Boliden AB	141,273	2,891,003
Electrolux AB, Series B	77,167	1,547,702
Essity AB, Class B	136,092	4,037,097
Hennes & Mauritz AB, Class B	116,189	2,077,599
Hexagon AB, Class B	30,236	1,598,640
ICA Gruppen AB	42,905	1,592,270
Sandvik AB	166,664	2,722,981
Skandinaviska Enskilda Banken AB, Class A	239,483	2,258,700
Skanska AB, Class B	77,749	1,675,255
SKF AB, Class B	91,039	1,577,555
Svenska Handelsbanken AB, Class A	223,263	2,221,784
Swedbank AB, Class A	109,032	1,627,872
Tele2 AB, Class B	118,806	1,708,853
Telefonaktiebolaget LM Ericsson, Class B	333,292	2,636,056
Telia Co. AB	707,345	2,767,336
Volvo AB, Class B	203,102	3,117,201
		44,270,845
Switzerland — 9.7%
ABB Ltd., Registered	236,653	5,087,813
Adecco Group AG, Registered	30,044	1,594,773
Alcon Inc.(b)	80,307	4,891,679
Barry Callebaut AG, Registered	875	1,792,577
Chocoladefabriken Lindt & Spruengli AG, Registered	19	1,642,957
Clariant AG, Registered	72,859	1,526,505
Coca-Cola HBC AG	74,051	2,340,043
Credit Suisse Group AG, Registered	193,436	2,160,280
Dufry AG, Registered	20,260	1,469,763
Geberit AG, Registered	6,735	3,332,884
Givaudan SA, Registered	2,279	7,077,508
Julius Baer Group Ltd.	34,875	1,448,756
Kuehne + Nagel International AG, Registered	23,023	3,343,027
LafargeHolcim Ltd., Registered	35,171	1,624,563
Lonza Group AG, Registered	16,979	6,707,753
Nestle SA, Registered	373,979	38,191,874
Roche Holding AG, NVS	86,827	27,780,693
SGS SA, Registered	1,251	3,099,228
Sika AG, Registered	13,728	2,430,889
Sonova Holding AG, Registered	1 1,642	2,763,915
Straumann Holding AG, Registered	1,741	1,620,581
Swiss Re AG	76,310	7,224,597
Swisscom AG, Registered	7,900	4,191,787
Temenos AG, Registered (b)	10,894	1,544,709
UBS Group AG, Registered	713,857	7,817,433
Vifor Pharma AG	9,690	1,608,743

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG.	23,481	$8,997,472
		153,312,802
United Kingdom — 15.3%
3i Group PLC	171,067	2,202,520
Antofagasta PLC	207,389	1,992,034
Ashtead Group PLC	57,915	1,767,260
Associated British Foods PLC	57,538	1,657,275
AstraZeneca PLC	167,578	14,542,387
Aviva PLC	537,220	2,407,160
BAE Systems PLC	500,551	3,889,831
Barclays PLC	1,024,557	1,946,512
Barratt Developments PLC	179,569	1,736,741
Berkeley Group Holdings PLC	33,743	2,048,972
BP PLC	3,398,116	17,194,558
British Land Co. PLC (The)	336,594	2,153,958
BT Group PLC	1,303,115	2,357,222
Burberry Group PLC	84,042	1,770,150
Centrica PLC	1,790,375	1,649,274
Coca-Cola European Partners PLC	70,634	3,599,509
Compass Group PLC	167,387	3,657,109
Croda International PLC	50,837	2,957,101
DCC PLC	34,165	2,414,108
Diageo PLC	390,186	13,782,833
easyJet PLC	90,144	1,267,127
Experian PLC	107,190	3,547,438
Ferguson PLC	44,346	3,817,750
GlaxoSmithKline PLC	621,727	12,405,935
Glencore PLC	937,802	2,314,975
HSBC Holdings PLC	2,170,858	14,526,901
Informa PLC	258,690	2,254,820
InterContinental Hotels Group PLC	27,852	1,530,453
Intertek Group PLC	22,866	1,539,196
ITV PLC	1,125,745	1,675,890
J Sainsbury PLC	720,222	1,800,783
Johnson Matthey PLC	69,752	2,237,157
Kingfisher PLC	844,063	2,041,424
Land Securities Group PLC	138,663	1,478,196
Legal & General Group PLC	881,976	2,929,026
Lloyds Banking Group PLC	6,816,027	4,370,470
London Stock Exchange Group PLC	42,481	4,110,814
Marks & Spencer Group PLC	834,591	1,688,581
Meggitt PLC	218,307	1,511,333
Micro Focus International PLC	171,048	1,618,279
Mondi PLC	147,064	2,934,138
National Grid PLC	637,954	8,008,435
Next PLC	19,034	1,478,664
Pearson PLC	234,475	1,669,985
Prudential PLC	287,073	4,645,817
Reckitt Benckiser Group PLC	76,544	5,593,405
RELX PLC	323,435	7,715,086
Rentokil Initial PLC	280,982	1,737,069
Rio Tinto PLC	153,263	7,063,127
Rolls-Royce Holdings PLC	201,005	1,591,812
Sage Group PLC (The)	172,032	1,498,164
Schroders PLC	65,018	2,370,177
Segro PLC	392,708	4,119,190
Smith & Nephew PLC	109,594	2,434,330
Smiths Group PLC	77,002	1,507,778
Spirax-Sarco Engineering PLC	14,627	1,568,444
SSE PLC	209,764	4,096,676

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EAFE ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	424,623	$3,051,381
Standard Life Aberdeen PLC	427,203	1,508,223
Taylor Wimpey PLC	580,488	1,499,228
Tesco PLC	1,318,921	3,849,445
Unilever PLC	1 19,411	6,360,241
Vodafone Group PLC	3,370,645	5,784,638
Whitbread PLC	28,143	1,399,779
Wm Morrison Supermarkets PLC	759,447	1,661,197
WPP PLC	258,309	2,483,775
		242,023,266
Total Common Stocks — 99.4%
(Cost: $1,612,964,439)		1,572,975,041

Preferred Stocks

Germany — 0.3%

Bayerische Motoren Werke AG, Preference Shares, NVS	31,582	1,613,836
Henkel AG & Co. KGaA, Preference Shares, NVS	17,572	1,615,188
Sartorius AG, Preference Shares, NVS	7,870	1,789,474
		5,018,498
Total Preferred Stocks — 0.3%
(Cost: $4,981,360)		5,018,498

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74% (d)(e)(f)	3,488,848	3,491,290

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	23,000	$23,000
		3,514,290
Total Short-Term Investments — 0.2%
(Cost: $3,513,802)		3,514,290

Total Investments in Securities — 99.9%
(Cost: $1,621,459,601)		1,581,507,829

Other Assets, Less Liabilities — 0.1%		1,511,391
Net Assets — 100.0%		$1,583,019,220

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from
(d)	registration to qualified institutional investors.Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	08/31/19	Net Activity	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,858,199	630,649	3,488,848	$3,491,290	$12,485	(b)	$393	$459
BlackRock Cash Funds: Treasury, SL Agency Shares	195,000	(172,000)	23,000	23,000	6,170		—	—
				$3,514,290	$18,655		$393	$459

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
ASX SPI 200 Index	5	03/19/20	$514	$(40,164)
Euro STOXX 50 Index	54	03/20/20	1,966	(215,553)
FTSE 100 Index	12	03/20/20	1,000	(109,469)
TOPIX Index	9	03/12/20	1,251	(142,261)
				$(507,447)

14	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EAFE ETF
February 29, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$507,447

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$473,321

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(608,009)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,916,921

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,572,975,041	$—	$—	$1,572,975,041
Preferred Stocks	5,018,498	—	—	5,018,498
Money Market Funds	3,514,290	—	—	3,514,290
	$1,581,507,829	$—	$—	$1,581,507,829
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(507,447)	$—	$—	$(507,447)

(a)       Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	8,715	$984,882

Brazil — 4.1%
Atacadao SA	99,600	456,756
B2W Cia. Digital(a)	51,900	714,946
B3 SA - Brasil, Bolsa, Balcao	513,200	5,459,998
Banco do Brasil SA	216,100	2,244,511
Banco Santander Brasil SA	102,800	908,228
BR Malls Participacoes SA	199,200	721,450
Cielo SA	298,800	453,666
Cosan SA	41,800	677,913
Energisa SA	38,500	460,807
Engie Brasil Energia SA	49,800	524,640
Klabin SA	174,300	743,691
Localiza Rent a Car SA	151,690	1,665,626
Lojas Renner SA	197,700	2,335,600
Natura & Co. Holding SA	162,400	1,638,164
Notre Dame Intermedica Participacoes SA	120,129	1,683,587
TIM Participacoes SA	210,000	750,790
Ultrapar Participacoes SA	184,000	778,146
WEG SA	209,653	2,005,148
		24,223,667

Chile — 0.7%
Aguas Andinas SA, Class A	671,304	229,142
Empresa Nacional de Telecomunicaciones SA(a)	38,595	202,523
Empresas CMPC SA	277,635	558,431
Empresas COPEC SA	99,533	770,342
Enel Americas SA	9,486,677	1,584,332
Latam Airlines Group SA	62,001	412,368
SACI Falabella	176,418	584,956
		4,342,094

China — 26.2%
3SBio Inc.(a)(b)	322,500	334,375
51job Inc., ADR(a)	6,707	501,482
AAC Technologies Holdings Inc.	180,000	1,179,128
Air China Ltd., Class A	49,800	53,147
Air China Ltd., Class H	484,000	389,409
Alibaba Group Holding Ltd., ADR(a)	145,236	30,209,088
Alibaba Health Information Technology Ltd.(a)	900,000	1,725,383
Alibaba Pictures Group Ltd.(a)	3,750,000	505,258
A-Living Services Co. Ltd., Class H(b)	1 10,000	492,618
BAIC Motor Corp. Ltd., Class H(b)	454,500	222,787
Bank of Shanghai Co. Ltd., Class A	235,500	290,071
Baoshan Iron & Steel Co. Ltd., Class A	263,100	195,720
Baozun Inc., ADR(a)	10,900	345,748
BBMG Corp., Class A	124,500	60,022
BBMG Corp., Class H	709,000	199,243
Beijing Enterprises Water Group Ltd.	1,230,000	571,355
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.,
Class A	24,900	110,640
Beijing Originwater Technology Co. Ltd., Class A	38,900	54,870
Beijing Sanju Environmental Protection and New Material
Co. Ltd., Class A	32,900	26,404
BEST Inc., ADR(a)	48,995	265,063
BOC Aviation Ltd.(b)	49,800	432,304
BYD Co. Ltd., Class A	26,700	249,689
BYD Co. Ltd., Class H	159,500	976,274
BYD Electronic International Co. Ltd.	171,000	320,362

Security	Shares	Value

China (continued)
China Agri-Industries Holdings Ltd.	584,000	$316,990
China CITIC Bank Corp. Ltd., Class H	2,181,000	1,133,452
China Conch Venture Holdings Ltd.	400,000	1,945,323
China Construction Bank Corp., Class H	23,956,000	19,366,333
China Eastern Airlines Corp. Ltd., Class A(a)	149,400	97,032
China Eastern Airlines Corp. Ltd., Class H(a)	498,000	213,436
China Everbright Bank Co. Ltd., Class H	747,000	299,066
China Everbright International Ltd.	972,000	647,331
China Gas Holdings Ltd.	451,000	1,649,354
China Jushi Co. Ltd., Class A	49,800	66,826
China Lesso Group Holdings Ltd.	252,000	378,337
China Longyuan Power Group Corp. Ltd., Class H	781,000	408,887
China Medical System Holdings Ltd.	334,000	411,444
China Meheco Co. Ltd., Class A	13,400	28,294
China Mengniu Dairy Co. Ltd.	694,000	2,489,051
China Merchants Bank Co. Ltd., Class H.	980,500	4,623,783
China Merchants Securities Co. Ltd., Class A	97,000	244,921
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	124,500	308,837
China Minsheng Banking Corp. Ltd., Class H	1,743,000	1,176,456
China Molybdenum Co. Ltd., Class A	312,000	181,660
China Molybdenum Co. Ltd., Class H	882,000	329,347
China Overseas Land & Investment Ltd.	964,000	3,234,754
China Resources Gas Group Ltd.	218,000	1,088,175
China Resources Pharmaceutical Group Ltd.(b)	373,500	324,947
China Shenhua Energy Co. Ltd., Class A	96,800	221,567
China Shenhua Energy Co. Ltd., Class H	844,500	1,465,105
China Vanke Co. Ltd., Class A	158,600	671,365
China Vanke Co. Ltd., Class H	356,600	1,372,762
China Zhongwang Holdings Ltd.	398,400	133,941
CITIC Ltd.	1,429,000	1,586,138
Contemporary Amperex Technology Co. Ltd., Class A	32,900	638,543
Country Garden Services Holdings Co. Ltd.	299,000	1,166,373
CSPC Pharmaceutical Group Ltd.	1,164,000	2,652,702
Dali Foods Group Co. Ltd.(b)	498,000	329,101
Dongfang Electric Corp. Ltd., Class A	38,000	50,285
ENN Energy Holdings Ltd.	197,200	2,185,052
Eve Energy Co. Ltd., Class A(a)	13,800	131,383
Fosun International Ltd.	641,000	816,770
Geely Automobile Holdings Ltd.	1,245,000	2,214,242
GEM Co. Ltd., Class A	54,800	41,942
Genscript Biotech Corp.(a)	228,000	474,546
Greenland Holdings Corp. Ltd., Class A	124,500	104,014
Greentown Service Group Co. Ltd.	288,000	359,951
Guangzhou Automobile Group Co. Ltd., Class A	21,100	32,751
Guangzhou Automobile Group Co. Ltd., Class H	758,000	845,243
Guoxuan High-Tech Co. Ltd., Class A.	16,200	51,635
Hangzhou Robam Appliances Co. Ltd., Class A	10,800	47,927
Hengli Petrochemical Co. Ltd., Class A	91,400	194,824
Huadong Medicine Co. Ltd., Class A	24,900	68,749
Hutchison China MediTech Ltd., ADR(a)	15,105	352,249
Inner Mongolia Yitai Coal Co. Ltd., Class B.	38,400	26,342
Jiangsu Expressway Co. Ltd., Class H	348,000	402,343
Jinke Properties Group Co. Ltd., Class A.	74,700	80,469
Kingdee International Software Group Co. Ltd.	576,000	736,903
Lee & Man Paper Manufacturing Ltd.	361,000	281,646
Legend Holdings Corp., Class H(b)	1 19,100	204,790
Lenovo Group Ltd.	1,814,000	1,119,631
Meituan Dianping, Class B(a)	252,400	3,203,157
NARI Technology Co. Ltd., Class A	72,600	205,954

16	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Oceanwide Holdings Co. Ltd., Class A	47,200	$28,495
Offshore Oil Engineering Co. Ltd., Class A	74,700	62,088
Pinduoduo Inc., ADR(a)	48,555	1,737,298
Poly Developments and Holdings Group Co. Ltd., Class A	183,500	425,004
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	524,000	675,084
Shanghai Industrial Holdings Ltd.	103,000	181,865
Shanghai International Airport Co. Ltd., Class A	15,900	149,465
Shanghai International Port Group Co. Ltd., Class A	1 18,700	77,093
Shanghai M&G Stationery Inc., Class A	12,000	76,221
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	41,500	110,842
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	185,100	338,703
Shenzhen Expressway Co. Ltd., Class H	160,000	193,608
Shenzhen Inovance Technology Co. Ltd., Class A	24,900	100,844
Shenzhen Investment Ltd.	898,000	301,905
Shenzhou International Group Holdings Ltd.	189,100	2,323,394
Shui On Land Ltd.	1,245,000	247,624
Siasun Robot & Automation Co. Ltd., Class A(a)	18,600	39,833
Sichuan Chuantou Energy Co. Ltd., Class A	74,700	97,780
Sino Biopharmaceutical Ltd.	1,743,000	2,522,894
Sino-Ocean Group Holding Ltd.	747,000	271,269
Sinopharm Group Co. Ltd., Class H	332,800	1,027,048
Sinotrans Ltd., Class H	809,000	228,383
Sinotruk Hong Kong Ltd.	178,500	341,285
SOHO China Ltd.	562,500	203,547
Suning.com Co. Ltd., Class A	151,100	200,596
TBEA Co. Ltd., Class A	39,000	34,759
TCL Technology Group Corp., Class A	209,000	175,806
Tencent Holdings Ltd.	609,800	30,204,195
Towngas China Co. Ltd.	332,000	192,561
Transfar Zhilian Co. Ltd., Class A	37,700	33,546
Vipshop Holdings Ltd., ADR(a)	109,674	1,407,117
Wanxiang Qianchao Co. Ltd., Class A	29,800	23,873
Wuxi Biologics Cayman Inc.(a)(b)	192,000	2,808,656
Xiamen Tungsten Co. Ltd., Class A	16,900	28,867
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class A	49,800	74,947
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class H	208,800	207,379
Yunnan Energy New Material Co. Ltd., Class A	7,000	58,422
Yuzhou Properties Co. Ltd.	496,000	243,129
Zhejiang Expressway Co. Ltd., Class H	400,000	302,321
Zhejiang Huayou Cobalt Co. Ltd., Class A	15,600	84,336
Zhejiang Weixing New Building Materials Co. Ltd.,
Class A	21,000	35,630
Zhengzhou Yutong Bus Co. Ltd., Class A	24,900	53,717
Zhongsheng Group Holdings Ltd.	137,000	521,240
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A	94,400	84,809
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class H	328,600	272,391
		153,954,740

Colombia — 0.2%
Grupo Argos SA	66,234	280,094
Interconexion Electrica SA ESP	1 15,269	604,445
		884,539

Czech Republic — 0.2%
CEZ AS	40,089	762,803

Security	Shares	Value

Czech Republic (continued)
Komercni Banka AS	17,679	$538,806
		1,301,609
Egypt — 0.3%
Commercial International Bank Egypt SAE	341,707	1,804,659
Greece — 0.3%
Alpha Bank AE(a)	365,073	516,105
Hellenic Telecommunications Organization SA	60,603	853,419
Motor Oil Hellas Corinth Refineries SA	14,291	232,330
Titan Cement International SA(a)	7,123	99,994
		1,701,848
Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	108,332	833,152
OTP Bank Nyrt	55,554	2,401,929
		3,235,081
India — 13.1%
Ambuja Cements Ltd.	133,826	380,241
Ashok Leyland Ltd.	309,009	299,300
Asian Paints Ltd.	72,207	1,798,934
Axis Bank Ltd.	518,418	5,009,081
Bajaj Auto Ltd.	20,667	827,625
Berger Paints India Ltd.	51,616	405,211
Bharat Petroleum Corp. Ltd.	164,340	970,885
Bharti Airtel Ltd.(a)	611,934	4,438,943
Britannia Industries Ltd.	13,944	573,894
Dabur India Ltd.	128,982	886,659
DLF Ltd.	140,891	393,774
Eicher Motors Ltd.	3,422	787,241
Grasim Industries Ltd.	72,162	687,148
Havells India Ltd.	62,748	533,033
HCL Technologies Ltd.	267,924	1,983,790
Hero MotoCorp Ltd.	24,369	692,820
Hindalco Industries Ltd.	291,712	630,171
Hindustan Petroleum Corp. Ltd.	152,637	417,826
Hindustan Unilever Ltd.	161,361	4,862,574
Housing Development Finance Corp. Ltd.	408,679	12,321,105
Infosys Ltd.	848,538	8,603,253
Lupin Ltd.	56,025	496,844
Mahindra & Mahindra Ltd.	184,893	1,170,961
Marico Ltd.	109,432	453,013
Nestle India Ltd.	5,727	1,252,163
Petronet LNG Ltd.	155,406	528,877
Pidilite Industries Ltd.	31,872	668,244
Piramal Enterprises Ltd.	25,896	468,832
Reliance Industries Ltd.	711,403	13,097,386
Shree Cement Ltd.	2,241	703,996
Siemens Ltd.	17,280	312,174
Tata Consultancy Services Ltd.	224,297	6,216,478
Tech Mahindra Ltd.	1 13,793	1,173,763
Titan Co. Ltd.	78,435	1,363,449
UPL Ltd.	133,464	961,115
Wipro Ltd.	283,639	870,362
		77,241,165
Indonesia — 3.2%
Astra International Tbk PT.	5,023,500	1,934,472
Bank Central Asia Tbk PT	2,440,200	5,348,966
Bank Mandiri Persero Tbk PT	4,606,500	2,335,758
Bank Negara Indonesia Persero Tbk PT	1,834,700	898,329
Bank Rakyat Indonesia Persero Tbk PT.	13,844,400	4,043,076

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Barito Pacific Tbk PT(a)	6,686,100	$459,021
Bukit Asam Tbk PT	1,068,600	166,835
Indah Kiat Pulp & Paper Corp. Tbk PT	672,300	263,578
Indofood Sukses Makmur Tbk PT	1,068,600	484,119
Jasa Marga Persero Tbk PT	604,100	197,051
Kalbe Farma Tbk PT	5,494,200	467,184
Pabrik Kertas Tjiwi Kimia Tbk PT	361,200	151,051
Pakuwon Jati Tbk PT	4,639,000	171,366
Perusahaan Gas Negara Tbk PT	2,705,000	241,324
Unilever Indonesia Tbk PT	1,875,100	891,971
United Tractors Tbk PT	429,400	496,814
		18,550,915
Malaysia — 3.2%
AMMB Holdings Bhd	398,400	349,722
Axiata Group Bhd	697,200	691,411
CIMB Group Holdings Bhd	1,221,100	1,396,371
DiGi.Com Bhd	771,900	761,828
Fraser & Neave Holdings Bhd	48,200	351,294
HAP Seng Consolidated Bhd	149,400	317,586
Hartalega Holdings Bhd	388,400	571,312
Hong Leong Bank Bhd	157,400	571,345
IHH Healthcare Bhd	547,800	740,797
Malayan Banking Bhd	967,600	1,932,904
Maxis Bhd	597,600	769,862
MISC Bhd	367,400	661,582
Nestle Malaysia Bhd	22,800	773,523
Petronas Dagangan Bhd	82,600	447,588
PPB Group Bhd	137,500	590,451
Press Metal Aluminium Holdings Bhd	373,500	412,932
Public Bank Bhd	772,300	3,133,174
RHB Bank Bhd	398,400	524,584
Sime Darby Bhd	647,400	307,189
Telekom Malaysia Bhd	286,700	251,670
Tenaga Nasional Bhd	771,900	2,215,893
Top Glove Corp. Bhd	387,500	518,505
Westports Holdings Bhd	273,900	223,539
YTL Corp. Bhd	810,900	162,565
		18,677,627
Mexico — 1.8%
Alfa SAB de CV, Class A	747,000	474,316
Alsea SAB de CV(a)	137,900	278,078
Arca Continental SAB de CV	107,300	585,322
Cemex SAB de CV, CPO, NVS	3,807,076	1,219,249
Coca-Cola Femsa SAB de CV	129,900	715,101
Fomento Economico Mexicano SAB de CV	481,900	3,875,599
Gruma SAB de CV, Series B	52,290	499,379
Grupo Aeroportuario del Sureste SAB de CV, Class B	52,600	863,244
Grupo Bimbo SAB de CV, Series A	398,400	597,504
Industrias Penoles SAB de CV	34,860	312,457
Infraestructura Energetica Nova SAB de CV	136,700	591,228
Kimberly-Clark de Mexico SAB de CV, Class A	394,400	742,520
		10,753,997
Philippines — 1.3%
Aboitiz Equity Ventures Inc.	473,100	395,835
Aboitiz Power Corp.	398,400	214,929
Bank of the Philippine Islands	206,670	300,426
BDO Unibank Inc.	485,550	1,324,011
Globe Telecom Inc.	8,715	304,149
JG Summit Holdings Inc.	727,080	962,784

Security	Shares	Value

Philippines (continued)
Manila Electric Co.	49,800	$263,581
Metropolitan Bank & Trust Co.	435,440	478,792
SM Investments Corp.	64,065	1,224,744
SM Prime Holdings Inc.	2,502,200	1,880,025
		7,349,276
Poland — 1.0%
Bank Millennium SA(a)	156,388	191,424
Bank Polska Kasa Opieki SA	41,085	917,423
CCC SA	7,307	133,345
Grupa Lotos SA	23,655	356,742
KGHM Polska Miedz SA(a)	35,607	637,055
mBank SA(a)	3,735	282,301
Orange Polska SA(a)	162,889	254,908
Polski Koncern Naftowy ORLEN SA	75,223	1,118,796
Polskie Gornictwo Naftowe i Gazownictwo SA.	449,710	361,347
Powszechny Zaklad Ubezpieczen SA	150,894	1,329,943
Santander Bank Polska SA.	8,715	554,372
		6,137,656
Qatar — 1.2%
Commercial Bank PSQC (The)	580,292	716,400
Ooredoo QPSC.	268,380	463,055
Qatar National Bank QPSC	1,172,892	6,028,779
		7,208,234
Russia — 2.6%
Inter RAO UES PJSC	9,213,000	713,459
LUKOIL PJSC	104,114	8,830,324
Novatek PJSC, GDR(c)	22,659	3,247,035
Novolipetsk Steel PJSC	306,270	569,425
PhosAgro PJSC, GDR(c)	25,341	279,005
Polymetal International PLC	50,826	775,323
Polyus PJSC	6,568	827,255
		15,241,826
Saudi Arabia — 1.2%
Almarai Co. JSC	62,259	760,086
Banque Saudi Fransi.	137,199	1,245,269
Saudi Arabian Mining Co.(a)	108,564	1,102,569
Saudi Basic Industries Corp.	187,535	3,934,161
		7,042,085
South Africa — 8.6%
Absa Group Ltd.	177,326	1,491,290
Anglo American Platinum Ltd.	13,559	902,704
Aspen Pharmacare Holdings Ltd.(a)	98,853	628,376
Bid Corp. Ltd.	82,979	1,467,053
Bidvest Group Ltd. (The)	73,953	846,171
Clicks Group Ltd.	66,981	1,002,703
Exxaro Resources Ltd.	63,246	450,278
FirstRand Ltd.	830,913	2,911,351
Fortress REIT Ltd., Series A	278,798	286,215
Foschini Group Ltd. (The)	61,058	484,109
Gold Fields Ltd.	207,915	1,218,824
Growthpoint Properties Ltd.	735,100	822,411
Investec Ltd.	68,475	343,300
Kumba Iron Ore Ltd.	16,987	303,070
Liberty Holdings Ltd.	37,350	222,488
Life Healthcare Group Holdings Ltd.	344,118	487,800
Momentum Metropolitan Holdings	244,999	277,213
Mr. Price Group Ltd.	65,333	626,979
MTN Group Ltd.	421,557	1,974,939
MultiChoice Group Ltd.(a)	111,054	638,306

18	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Naspers Ltd., Class N	1 10,631	$16,743,844
Nedbank Group Ltd.	90,564	1,016,719
NEPI Rockcastle PLC	94,620	685,674
Northam Platinum Ltd.(a)	90,078	636,784
Old Mutual Ltd.	1,217,859	1,212,324
Pick n Pay Stores Ltd.	87,399	306,895
PSG Group Ltd.	37,101	440,075
Redefine Properties Ltd.	1,351,095	466,354
Remgro Ltd.	130,725	1,329,562
RMB Holdings Ltd.	198,453	883,808
Sanlam Ltd.	470,610	1,943,886
Sasol Ltd.	141,626	1,673,602
Shoprite Holdings Ltd.	1 17,330	836,223
SPAR Group Ltd. (The)	46,346	483,154
Standard Bank Group Ltd.	320,096	3,021,597
Vodacom Group Ltd.	159,609	1,112,692
Woolworths Holdings Ltd.	249,996	568,119
		50,746,892
South Korea — 5.8%
Amorepacific Corp.(a)	7,968	1,056,277
AMOREPACIFIC Group(a)	7,281	371,694
BNK Financial Group Inc.	66,732	339,017
CJ CheilJedang Corp.	1,992	400,204
CJ Corp.	3,735	247,565
Coway Co. Ltd.	13,011	738,129
Doosan Bobcat Inc.	1 1,594	271,115
GS Engineering & Construction Corp.	14,193	306,765
GS Holdings Corp.	13,729	466,300
Hana Financial Group Inc.	74,202	1,918,438
Hankook Tire & Technology Co. Ltd.	17,679	371,194
Hanwha Solutions Corp.	26,643	391,583
Hyundai Heavy Industries Holdings Co. Ltd.	2,490	554,586
Hyundai Marine & Fire Insurance Co. Ltd.	15,238	283,556
KB Financial Group Inc.	98,604	3,158,251
Korea Gas Corp.	8,340	192,963
LG Chem Ltd.	1 1,454	3,470,623
LG Corp.	23,655	1,314,708
LG Display Co. Ltd.(a)	57,519	644,099
LG Electronics Inc.	26,643	1,325,020
LG Household & Health Care Ltd.	2,329	2,341,465
LG Innotek Co. Ltd.	3,586	383,845
Lotte Chemical Corp.	4,233	653,510
Lotte Corp.	6,928	165,713
OCI Co. Ltd.(a)	5,079	205,962
Samsung Card Co. Ltd.	7,604	210,996
Samsung Fire & Marine Insurance Co. Ltd.	7,638	1,245,224
Samsung SDI Co. Ltd.	13,695	3,326,493
Shinhan Financial Group Co. Ltd.	1 13,295	3,013,115
SK Holdings Co. Ltd.	8,946	1,414,271
SK Innovation Co. Ltd.	13,942	1,297,197
SK Telecom Co. Ltd.	4,849	848,425
S-Oil Corp.	1 1,519	631,672
Yuhan Corp.	2,414	425,357
		33,985,332
Taiwan — 15.1%
Acer Inc.	747,000	403,357
Advantech Co. Ltd.	80,000	778,084
ASE Technology Holding Co. Ltd.	856,000	2,015,648
AU Optronics Corp.	2,241,000	703,099

Security	Shares	Value

Taiwan (continued)
Catcher Technology Co. Ltd.	164,000	$1,283,641
Cathay Financial Holding Co. Ltd.	1,971,000	2,606,996
Chailease Holding Co. Ltd.	288,000	1,093,809
Cheng Shin Rubber Industry Co. Ltd.	498,000	650,470
China Airlines Ltd.	817,000	220,173
China Steel Corp.	2,988,000	2,269,654
Chunghwa Telecom Co. Ltd.	957,000	3,413,399
CTBC Financial Holding Co. Ltd.	4,653,000	3,488,271
Delta Electronics Inc.	487,000	2,251,688
E.Sun Financial Holding Co. Ltd.	2,617,000	2,510,737
Eva Airways Corp.	498,000	198,184
Evergreen Marine Corp. Taiwan Ltd.(a)	646,000	246,414
Far Eastern New Century Corp.	791,000	737,983
Far EasTone Telecommunications Co. Ltd.	366,000	798,976
First Financial Holding Co. Ltd.	2,490,000	1,948,942
Fubon Financial Holding Co. Ltd.	1,673,000	2,455,947
Giant Manufacturing Co. Ltd.	71,000	385,723
Hiwin Technologies Corp.	57,000	567,562
Hotai Motor Co. Ltd.	65,000	1,345,960
Hua Nan Financial Holdings Co. Ltd.	2,038,000	1,450,450
Innolux Corp.	2,090,000	545,286
Inventec Corp.	657,000	497,966
Lite-On Technology Corp.	498,000	721,191
MediaTek Inc.	377,000	4,482,240
Nan Ya Plastics Corp.	1,259,000	2,831,549
President Chain Store Corp.	146,000	1,429,647
Quanta Computer Inc.	686,000	1,404,647
Ruentex Development Co. Ltd.	153,000	207,423
SinoPac Financial Holdings Co. Ltd.	2,761,000	1,185,389
Standard Foods Corp.	84,000	188,365
Taishin Financial Holding Co. Ltd.	2,241,000	1,050,949
Taiwan Business Bank	1,396,000	553,246
Taiwan High Speed Rail Corp.	498,000	567,414
Taiwan Mobile Co. Ltd.	413,000	1,432,157
Taiwan Semiconductor Manufacturing Co. Ltd.	2,990,000	31,203,950
Tatung Co. Ltd.(a)	473,000	328,825
Uni-President Enterprises Corp.	1,214,000	2,934,817
United Microelectronics Corp.	2,739,000	1,383,996
Wistron Corp.	747,000	667,328
Yuanta Financial Holding Co. Ltd.	2,490,000	1,578,890
		89,020,442
Thailand — 3.7%
Advanced Info Service PCL, NVDR	298,800	1,893,836
Airports of Thailand PCL, NVDR	1,070,700	2,027,391
B Grimm Power PCL, NVDR	171,200	245,501
Bangkok Dusit Medical Services PCL, NVDR	2,340,600	1,646,690
Banpu PCL, NVDR	1,020,900	229,706
BTS Group Holdings PCL, NVDR.	1,892,400	653,689
Bumrungrad Hospital PCL, NVDR	99,600	405,597
Central Pattana PCL, NVDR	522,900	878,266
CP ALL PCL, NVDR	1,444,200	3,009,227
Electricity Generating PCL, NVDR	74,700	646,272
Energy Absolute PCL, NVDR	423,300	523,172
Global Power Synergy PCL, NVDR	175,400	350,189
Gulf Energy Development PCL, NVDR.	132,700	695,986
Home Product Center PCL, NVDR.	1,743,000	707,032
Indorama Ventures PCL, NVDR	423,300	348,781
IRPC PCL, NVDR .	2,689,200	187,490
Kasikornbank PCL	282,000	1,067,945
Kasikornbank PCL, NVDR	152,300	574,353

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Land & Houses PCL, NVDR	1,892,400	$503,760
Minor International PCL, NVDR	672,300	585,906
Muangthai Capital PCL, NVDR	199,200	362,985
PTT Global Chemical PCL, NVDR	547,800	716,107
Siam Cement PCL (The), NVDR	199,200	1,956,964
Siam Commercial Bank PCL (The), NVDR	199,200	550,791
Thai Oil PCL, NVDR	273,900	375,414
TMB Bank PCL, NVDR	5,851,500	202,128
True Corp. PCL, NVDR	2,888,400	303,898
		21,649,076
Turkey — 0.2%
Arcelik AS(a)	50,307	149,571
KOC Holding AS	191,133	526,061
Turkcell Iletisim Hizmetleri AS	269,393	596,615
		1,272,247
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	688,485	1,336,518
DP World PLC	41,334	671,677
Dubai Islamic Bank PJSC	422,304	620,883
First Abu Dhabi Bank PJSC	688,485	2,684,284
		5,313,362
Total Common Stocks — 95.7%
(Cost: $609,251,661)		562,623,251

Preferred Stocks

Brazil — 3.6%
Banco Bradesco SA, Preference Shares, NVS	1,005,000	6,800,760
Cia. Brasileira de Distribuicao, Preference Shares, NVS	39,900	637,724
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	229,600	710,431

Security	Shares	Value

Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	1,207,800	$8,566,622
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,095,600	2,916,484
Telefonica Brasil SA, Preference Shares, NVS	110,424	1,306,492
		20,938,513
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	96,363	232,001
Sociedad Quimica y Minera de Chile SA, Series B,
Preference Shares	29,050	759,812
		991,813
South Korea — 0.1%
Amorepacific Corp., Preference Shares, NVS	2,241	135,438
LG Chem Ltd., Preference Shares, NVS	1,743	268,375
LG Household & Health Care Ltd., Preference
Shares, NVS.	498	300,563
		704,376
Total Preferred Stocks — 3.9%
(Cost: $25,733,972)		22,634,702

Total Investments in Securities — 99.6%
(Cost: $634,985,633)		585,257,953

Other Assets, Less Liabilities — 0.4%		2,464,967

Net Assets — 100.0%		$587,722,920

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Change in
	Shares		Shares				Unrealized
	Held at		Held at	Value at		Net Realized	Appreciation
Affiliated Issuer	02/05/20(a)	Net Activity	02/29/20	02/29/20	Income	Gain (Loss)(b)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$118	$—	$—

(a) The Fund commenced operations on February 05, 2020.

 (b) Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	36	03/20/20	$1,816	$(36,939)

20	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI EM Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$36,939

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$83,514
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(36,939)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,815,840

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$562,623,251	$—	$—	$562,623,251
Preferred Stocks	22,634,702	—	—	22,634,702
	$585,257,953	$—	$—	$585,257,953
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(36,939)	$—	$—	$(36,939)

(a)       Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® ESG MSCI USA ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	1 15,760	$3,397,556
HEICO Corp., Class A	37,305	3,295,151
Huntington Ingalls Industries Inc.	25,477	5,236,288
L3Harris Technologies Inc.	56,872	11,245,300
Raytheon Co.	83,461	15,737,406
Spirit AeroSystems Holdings Inc., Class A	57,451	3,035,711
Teledyne Technologies Inc.(a)	9,925	3,347,901
TransDigm Group Inc.	6,002	3,347,976
United Technologies Corp.	163,910	21,405,007
		70,048,296
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	52,945	3,647,911
Expeditors International of Washington Inc.	197,515	13,909,006
United Parcel Service Inc., Class B	93,464	8,457,557
		26,014,474
Airlines — 0.1%
Delta Air Lines Inc.	65,363	3,015,195

Auto Components — 0.1%
Aptiv PLC	57,554	4,495,543

Automobiles — 0.4%
Tesla Inc.(a)	19,099	12,757,941

Banks — 3.7%
Bank of America Corp.	1,072,283	30,560,066
Citigroup Inc.	256,563	16,281,488
Comerica Inc.	94,797	4,990,114
JPMorgan Chase & Co.	293,677	34,098,836
KeyCorp	529,412	8,655,886
PNC Financial Services Group Inc. (The)	101,230	12,795,472
Regions Financial Corp.	442,398	5,981,221
SVB Financial Group(a)	15,039	3,130,518
Truist Financial Corp.	109,841	5,068,064
Zions Bancorp. N.A.	106,875	4,269,656
		125,831,321
Beverages — 2.4%
Brown-Forman Corp., Class B, NVS	53,616	3,292,559
Coca-Cola Co. (The)	703,578	37,634,387
Molson Coors Beverage Co., Class B	124,334	6,168,210
PepsiCo Inc.	264,868	34,970,522
		82,065,678
Biotechnology — 2.5%
AbbVie Inc.	214,850	18,414,793
Amgen Inc.	109,024	21,775,364
Biogen Inc.(a)	30,684	9,462,639
Gilead Sciences Inc.	321,242	22,281,345
Vertex Pharmaceuticals Inc.(a)	53,880	12,070,736
		84,004,877
Building Products — 0.9%
Allegion PLC	33,090	3,805,019
Fortune Brands Home & Security Inc.	52,928	3,268,304
Johnson Controls International PLC	475,330	17,382,818
Lennox International Inc.	15,586	3,555,634
Owens Corning	60,904	3,440,467
		31,452,242
Capital Markets — 3.5%
Ameriprise Financial Inc.	21,663	3,060,982

Security	Shares	Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The)	206,148	$8,225,305
BlackRock Inc.(b)	35,327	16,356,754
Charles Schwab Corp. (The)	87,375	3,560,531
CME Group Inc.	38,968	7,747,618
FactSet Research Systems Inc.	20,474	5,445,879
Franklin Resources Inc.	152,417	3,316,594
Goldman Sachs Group Inc. (The)	24,286	4,875,900
Intercontinental Exchange Inc.	81,661	7,285,795
Invesco Ltd.	217,954	3,138,538
Moody's Corp.	33,777	8,107,493
Morgan Stanley	210,932	9,498,268
Northern Trust Corp.	111,958	9,825,434
S&P Global Inc.	44,651	11,873,148
State Street Corp.	125,557	8,551,687
T Rowe Price Group Inc.	72,439	8,548,526
		119,418,452
Chemicals — 2.2%
Air Products & Chemicals Inc.	15,104	3,316,990
Axalta Coating Systems Ltd.(a)	214,878	5,354,760
Corteva Inc.(a)	122,452	3,330,694
Dow Inc.(a)	80,584	3,256,399
DuPont de Nemours Inc.	110,235	4,729,082
Ecolab Inc.	135,767	24,499,155
International Flavors & Fragrances Inc.	38,590	4,622,310
Linde PLC	64,428	12,306,392
Mosaic Co. (The).	225,623	3,842,360
PPG Industries Inc.	46,229	4,828,619
Sherwin-Williams Co. (The).	9,181	4,744,282
		74,831,043
Commercial Services & Supplies — 0.1%
Copart Inc.(a)	40,813	3,447,882

Communications Equipment — 0.9%
Cisco Systems Inc.	609,721	24,346,159
Motorola Solutions Inc.	37,126	6,151,036
		30,497,195
Consumer Finance — 0.8%
Ally Financial Inc.	224,744	5,634,332
American Express Co.	203,524	22,373,393
		28,007,725
Containers & Packaging — 0.4%
Amcor PLC(a)	817,565	7,619,706
Ball Corp.	88,587	6,241,840
		13,861,546
Diversified Financial Services — 0.7%
Berkshire Hathaway Inc., Class B(a)	86,563	17,861,409
Equitable Holdings Inc.	143,870	3,078,818
Voya Financial Inc.	64,922	3,417,494
		24,357,721
Diversified Telecommunication Services — 1.7%
AT&T Inc.	787,065	27,720,429
CenturyLink Inc.	287,303	3,467,747
Verizon Communications Inc.	510,547	27,651,226
		58,839,402
Electric Utilities — 2.7%
Edison International	49,810	3,346,734
Eversource Energy	262,472	22,693,329
Exelon Corp.	402,820	17,365,570

22	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy Inc.	188,038	$47,528,485
		90,934,118
Electrical Equipment — 0.1%
Rockwell Automation Inc.	19,304	3,542,284

Electronic Equipment, Instruments & Components — 0.7%
Corning Inc.	137,129	3,271,898
FLIR Systems Inc.	67,860	2,882,014
Keysight Technologies Inc.(a)	57,199	5,420,177
TE Connectivity Ltd.	80,907	6,704,763
Trimble Inc.(a)	138,045	5,450,017
		23,728,869
Energy Equipment & Services — 0.4%
Baker Hughes Co.	344,768	5,547,317
National Oilwell Varco Inc.	144,115	2,696,392
Schlumberger Ltd.	158,469	4,292,925
TechnipFMC PLC	134,339	1,993,591
		14,530,225
Entertainment — 1.7%
Activision Blizzard Inc.	75,425	4,384,455
Electronic Arts Inc.(a)	34,681	3,515,613
Netflix Inc.(a)	48,478	17,889,836
Roku Inc.(a)	30,129	3,424,764
Walt Disney Co. (The)	237,795	27,976,582
		57,191,250
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	24,630	3,740,804
American Tower Corp.	67,355	15,276,114
Boston Properties Inc.	45,862	5,913,446
Equinix Inc.	18,746	10,737,709
Equity Residential	44,481	3,340,523
Healthpeak Properties Inc.	361,171	11,427,451
Host Hotels & Resorts Inc.	227,689	3,296,937
Iron Mountain Inc.	222,472	6,765,374
Prologis Inc.	219,263	18,479,486
Regency Centers Corp.	87,594	5,031,399
SBA Communications Corp.	16,633	4,409,242
UDR Inc.	96,106	4,322,848
Ventas Inc.	36,043	1,938,032
Welltower Inc.	72,399	5,416,893
Weyerhaeuser Co.	175,788	4,566,972
		104,663,230
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	46,028	12,940,312
Kroger Co. (The)	216,079	6,078,302
Sysco Corp.	76,777	5,117,187
Walgreens Boots Alliance Inc.	79,734	3,648,628
		27,784,429
Food Products — 1.7%
Bunge Ltd.	148,875	6,989,681
Campbell Soup Co.	87,807	3,961,852
Conagra Brands Inc.	125,162	3,340,574
General Mills Inc.	188,617	9,242,233
Hershey Co. (The)	23,991	3,454,464
Hormel Foods Corp.	103,246	4,295,034
Ingredion Inc.	42,035	3,501,515
Kellogg Co.	178,356	10,785,187
Lamb Weston Holdings Inc.	42,749	3,714,461
McCormick & Co. Inc./MD, NVS	30,017	4,388,185

Security	Shares	Value

Food Products (continued)
Mondelez International Inc., Class A	67,352	$3,556,186
		57,229,372
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	187,315	14,428,875
ABIOMED Inc.(a)(c)	22,640	3,401,886
Align Technology Inc.(a)	14,218	3,104,500
Becton Dickinson and Co.	36,831	8,759,148
Cooper Companies Inc. (The).	10,785	3,500,487
Danaher Corp.	23,484	3,395,317
Dentsply Sirona Inc.	75,432	3,714,272
DexCom Inc.(a)	15,264	4,212,864
Edwards Lifesciences Corp.(a)	51,293	10,506,858
IDEXX Laboratories Inc.(a)	35,656	9,074,809
Medtronic PLC	1 13,152	11,391,012
ResMed Inc.	67,862	10,787,344
Steris PLC	25,729	4,081,134
West Pharmaceutical Services Inc.	40,295	6,066,815
		96,425,321
Health Care Providers & Services — 3.0%
Anthem Inc.	24,377	6,267,083
Cardinal Health Inc.	104,701	5,457,016
Centene Corp.(a)	64,007	3,393,651
Cigna Corp.(a)	70,842	12,959,835
CVS Health Corp.	187,305	11,084,710
HCA Healthcare Inc.	41,985	5,332,515
Henry Schein Inc.(a)	157,024	9,569,043
Humana Inc.	16,564	5,295,180
Laboratory Corp. of America Holdings(a)	20,679	3,633,093
Quest Diagnostics Inc.	81,777	8,673,269
UnitedHealth Group Inc.	109,720	27,974,211
		99,639,606
Health Care Technology — 0.1%
Cerner Corp.	62,804	4,350,433

Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill Inc.(a)	4,152	3,211,904
Darden Restaurants Inc.	32,015	3,121,463
McDonald's Corp.	81,868	15,896,310
MGM Resorts International	1 19,865	2,943,884
Starbucks Corp.	156,587	12,281,118
Vail Resorts Inc.	25,694	5,462,801
		42,917,480
Household Durables — 0.3%
Garmin Ltd.	39,504	3,491,759
Mohawk Industries Inc.(a)	29,171	3,534,067
Newell Brands Inc.	191,664	2,957,375
		9,983,201
Household Products — 2.1%
Clorox Co. (The)	37,929	6,046,641
Colgate-Palmolive Co.	183,196	12,378,554
Kimberly-Clark Corp.	92,610	12,149,506
Procter & Gamble Co. (The)	368,066	41,676,113
		72,250,814
Industrial Conglomerates — 2.3%
3M Co.	169,184	25,249,020
General Electric Co.	1,238,485	13,474,717
Honeywell International Inc.	147,621	23,939,697
Roper Technologies Inc.	11,500	4,044,550

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates (continued)
Trane Technologies PLC	79,547	$10,264,745
		76,972,729
Insurance — 2.2%
Allstate Corp. (The)	75,577	7,954,479
American International Group Inc.	79,774	3,363,272
Arthur J Gallagher & Co.	37,939	3,698,673
Chubb Ltd.	52,806	7,658,454
Lincoln National Corp.	63,782	2,895,065
Marsh & McLennan Companies Inc.	131,332	13,732,074
Principal Financial Group Inc.	69,447	3,082,752
Progressive Corp. (The)	68,399	5,004,071
Prudential Financial Inc.	130,765	9,866,219
Travelers Companies Inc. (The)	103,514	12,402,013
Willis Towers Watson PLC	18,460	3,493,555
		73,150,627
Interactive Media & Services — 5.1%
Alphabet Inc., Class A(a)	35,512	47,559,446
Alphabet Inc., Class C, NVS(a)	48,777	65,328,499
Facebook Inc., Class A(a)	303,116	58,340,737
		171,228,682
Internet & Direct Marketing Retail — 3.3%
Amazon.com Inc.(a)	51,803	97,583,901
Booking Holdings Inc.(a)	4,015	6,808,075
eBay Inc.	104,642	3,624,799
MercadoLibre Inc.(a)	7,653	4,714,478
		112,731,253
IT Services — 5.5%
Accenture PLC, Class A	172,796	31,205,230
Automatic Data Processing Inc.	72,535	11,224,066
Cognizant Technology Solutions Corp., Class A	70,033	4,267,111
Fiserv Inc.(a)	39,773	4,349,575
International Business Machines Corp.	172,722	22,479,768
Leidos Holdings Inc.	48,009	4,928,124
Mastercard Inc., Class A.	118,243	34,320,031
Okta Inc.(a)	27,908	3,573,898
PayPal Holdings Inc.(a)	147,543	15,933,168
Square Inc., Class A(a)	46,704	3,891,844
Twilio Inc., Class A(a)	34,425	3,877,632
Visa Inc., Class A	222,714	40,480,497
Western Union Co. (The)	169,302	3,790,672
		184,321,616
Leisure Products — 0.1%
Hasbro Inc.	55,314	4,273,006
Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	150,853	11,626,241
IQVIA Holdings Inc.(a)	29,543	4,120,953
Mettler-Toledo International Inc.(a)	8,748	6,138,472
Thermo Fisher Scientific Inc.	35,015	10,182,362
Waters Corp.(a)	20,368	3,969,519
		36,037,547
Machinery — 1.9%
Caterpillar Inc.	84,458	10,493,062
Cummins Inc.	104,201	15,764,569
Deere & Co.	49,410	7,731,677
Flowserve Corp.	83,394	3,351,605
IDEX Corp.	21,949	3,248,452
Illinois Tool Works Inc.	42,829	7,185,850
Parker-Hannifin Corp.	21,534	3,978,837

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	150,995	$11,677,953
		63,432,005
Media — 1.3%
Charter Communications Inc., Class A(a)	12,987	6,404,799
Comcast Corp., Class A	551,340	22,290,676
Discovery Inc., Class A(a)(c)	126,644	3,254,751
Liberty Global PLC, Class C, NVS(a)	206,795	3,844,319
Omnicom Group Inc.	50,193	3,477,371
Sirius XM Holdings Inc.(c)	530,169	3,361,271
		42,633,187
Metals & Mining — 0.2%
Newmont Corp.	157,436	7,026,369
Multi-Utilities — 0.8%
Consolidated Edison Inc.	137,446	10,833,494
Public Service Enterprise Group Inc.	146,734	7,528,922
Sempra Energy	62,407	8,723,250
		27,085,666
Multiline Retail — 0.4%
Nordstrom Inc.	96,095	3,334,496
Target Corp.	81,597	8,404,491
		11,738,987
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy Inc.(a)	69,476	3,563,424
Chevron Corp.	239,775	22,380,598
ConocoPhillips	321,951	15,588,867
Exxon Mobil Corp.	481,715	24,779,420
Hess Corp.	126,978	7,133,624
Kinder Morgan Inc./DE	174,488	3,344,935
Marathon Oil Corp.	372,010	3,080,243
Marathon Petroleum Corp.	71,623	3,396,363
Occidental Petroleum Corp.	92,761	3,036,995
ONEOK Inc.	133,768	8,925,001
Phillips 66	60,527	4,531,051
Valero Energy Corp	46,455	3,077,644
		102,838,165
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	18,205	3,342,438
Pharmaceuticals — 4.4%
Allergan PLC	25,868	4,932,252
Bristol-Myers Squibb Co.	351,719	20,772,524
Eli Lilly & Co.	138,719	17,496,627
Jazz Pharmaceuticals PLC(a)	28,053	3,214,313
Johnson & Johnson	349,965	47,063,293
Merck & Co. Inc.	362,441	27,748,483
Pfizer Inc.	493,516	16,493,305
Zoetis Inc.	82,573	11,001,201
		148,721,998
Professional Services — 0.6%
IHS Markit Ltd.	196,922	14,028,723
Nielsen Holdings PLC	176,760	3,218,800
Robert Half International Inc.	76,248	3,843,662
		21,091,185
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	167,403	9,398,004
Jones Lang LaSalle Inc.	22,575	3,335,908
		12,733,912

24	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 1.2%
AMERCO.	11,019	$3,553,738
CSX Corp.	125,846	8,865,851
Kansas City Southern	42,262	6,368,038
Norfolk Southern Corp.	46,778	8,529,968
Uber Technologies Inc.(a)	94,470	3,199,699
Union Pacific Corp.	63,613	10,165,993
		40,683,287
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(a)	114,275	5,197,227
Analog Devices Inc.	32,484	3,542,380
Applied Materials Inc.	184,312	10,712,213
Broadcom Inc.	29,333	7,996,763
Intel Corp.	585,627	32,514,011
Lam Research Corp.	22,053	6,471,012
Marvell Technology Group Ltd.	154,644	3,293,917
Maxim Integrated Products Inc.	61,491	3,420,129
Micron Technology Inc.(a)	100,111	5,261,834
NVIDIA Corp.	90,966	24,567,188
QUALCOMM Inc.	93,976	7,358,321
Texas Instruments Inc.	189,301	21,606,816
Xilinx Inc.	42,979	3,588,317
		135,530,128
Software — 8.9%
Adobe Inc.(a)	82,289	28,399,580
Autodesk Inc.(a)	41,589	7,938,508
Cadence Design Systems Inc.(a)	54,930	3,633,070
Citrix Systems Inc.	33,936	3,508,643
Intuit Inc.	47,932	12,742,722
Microsoft Corp.	1,069,825	173,322,348
NortonLifeLock Inc.	184,953	3,519,656
Oracle Corp.	216,021	10,684,399
Paycom Software Inc.(a)	12,111	3,423,174
PTC Inc.(a)	44,007	3,324,729
salesforce.com Inc.(a)	173,598	29,581,099
ServiceNow Inc.(a)	25,748	8,396,166
Splunk Inc.(a)	26,206	3,860,930
VMware Inc., Class A(a)	23,927	2,883,682
Workday Inc., Class A(a)	23,997	4,157,480
		299,376,186
Specialty Retail — 2.4%
Best Buy Co. Inc.	123,353	9,331,655
Gap Inc. (The)	222,327	3,185,946
Home Depot Inc. (The)	185,333	40,372,941
Lowe's Companies Inc.	104,871	11,176,103
Tiffany & Co.	68,216	9,112,975

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	91,393	$5,465,301
Tractor Supply Co.	39,220	3,471,362
		82,116,283
Technology Hardware, Storage & Peripherals — 5.1%
Apple Inc.	579,450	158,398,452
Hewlett Packard Enterprise Co.	456,262	5,835,591
HP Inc.	256,976	5,342,531
Xerox Holdings Corp.(a)	103,039	3,317,856
		172,894,430
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	264,295	3,499,266
NIKE Inc., Class B	154,270	13,788,653
PVH Corp.	44,485	3,296,783
VF Corp.	79,174	5,700,528
		26,285,230
Trading Companies & Distributors — 0.2%
Fastenal Co.	100,262	3,430,966
WW Grainger Inc.	15,151	4,205,008
		7,635,974
Total Common Stocks — 99.6%
(Cost: $3,554,949,076).		3,361,998,055

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74%(b)(d)(e)	7,558,229	7,563,520
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(b)(d)	8,548,000	8,548,000
		16,111,520
Total Short-Term Investments — 0.5%
(Cost: $16,109,806).		16,111,520

Total Investments in Securities — 100.1%
(Cost: $3,571,058,882).		3,378,109,575

Other Assets, Less Liabilities — (0.1)%.		(2,542,543)

Net Assets — 100.0%		$3,375,567,032

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares		Shares	Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,160,849	6,397,380	(b)	—	7,558,229	$7,563,520	$17,020	(c)	$623	$1,605
BlackRock Cash Funds: Treasury, SL Agency Shares	775,000	7,773,000	(b)	—	8,548,000	8,548,000	27,847		—	—
BlackRock Inc.	3,162	34,147		(1,982)	35,327	16,356,754	58,997		27,200	(1,001,220)
						$32,468,274	$103,864		$27,823	$(999,615)

(a) Includes realized capital gain distributions from an affiliated fund, if any.

(b) Net of purchases and sales.

(c) Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini Index	74	03/20/20	$10,919	$(1,154,206)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,154,206

(a) Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$19,359
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,154,206)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,639,690

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,361,998,055	$—	$—	$3,361,998,055
Money Market Funds	16,111,520	—	—	16,111,520
	$3,378,109,575	$—	$—	$3,378,109,575
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,154,206)	$—	$—	$(1,154,206)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (unaudited)	iShares® ESG MSCI USA Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Arconic Inc.	54,795	$1,608,233
TransDigm Group Inc.	6,655	3,712,226
		5,320,459
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	18,692	1,287,879
Expeditors International of Washington Inc.	23,610	1,662,616
United Parcel Service Inc., Class B	97,196	8,795,266
		11,745,761
Airlines — 0.1%
Delta Air Lines Inc.	22,453	1,035,757
Southwest Airlines Co.	18,560	857,286
		1,893,043
Auto Components — 0.2%
Aptiv PLC	35,370	2,762,751
BorgWarner Inc.	28,550	902,180
		3,664,931
Automobiles — 0.7%
Harley-Davidson Inc.	21,632	659,127
Tesla Inc.(a)	18,753	12,526,817
		13,185,944
Banks — 2.6%
Citizens Financial Group Inc.	61,724	1,956,034
Comerica Inc.	20,629	1,085,911
East West Bancorp. Inc.	20,095	778,480
Fifth Third Bancorp.	100,300	2,447,320
First Republic Bank/CA	23,327	2,345,996
Huntington Bancshares Inc./OH	143,266	1,757,874
KeyCorp	138,488	2,264,279
M&T Bank Corp.	17,523	2,459,879
People's United Financial Inc.	61,306	857,671
PNC Financial Services Group Inc. (The)	60,791	7,683,982
Regions Financial Corp.	137,733	1,862,150
Signature Bank/New York NY	7,635	955,138
SVB Financial Group(a)(b)	7,108	1,479,601
Truist Financial Corp.	186,027	8,583,286
U.S. Bancorp.	206,649	9,596,780
Zions Bancorp. N.A.	24,455	976,977
		47,091,358
Beverages — 3.1%
Coca-Cola Co. (The)	564,548	30,197,672
PepsiCo Inc.	193,432	25,538,827
		55,736,499
Biotechnology — 3.6%
AbbVie Inc.	205,125	17,581,264
Amgen Inc.	82,783	16,534,249
Biogen Inc.(a)	25,046	7,723,936
BioMarin Pharmaceutical Inc.(a)	24,785	2,239,820
Gilead Sciences Inc.	175,494	12,172,264
Vertex Pharmaceuticals Inc.(a)	35,667	7,990,478
		64,242,011
Building Products — 0.6%
Allegion PLC	12,904	1,483,831
Fortune Brands Home & Security Inc.	19,355	1,195,171
Johnson Controls International PLC	107,072	3,915,623
Lennox International Inc.	4,814	1,098,218
Masco Corp.	39,943	1,650,445
Security	Shares	Value

Building Products (continued)
Owens Corning .	15,069	$851,248
		10,194,536
Capital Markets — 4.2%
Ameriprise Financial Inc.	18,066	2,552,726
Bank of New York Mellon Corp. (The)	117,132	4,673,567
BlackRock Inc.(c)	16,059	7,435,478
Cboe Global Markets Inc.	15,427	1,758,678
Charles Schwab Corp. (The)	160,146	6,525,949
CME Group Inc.	49,704	9,882,149
E*TRADE Financial Corp.	31,378	1,436,485
FactSet Research Systems Inc.	5,318	1,414,535
Franklin Resources Inc.	41,717	907,762
Intercontinental Exchange Inc.	77,354	6,901,524
Invesco Ltd.	55,116	793,670
KKR & Co. Inc., Class A, NVS	68,711	1,965,135
Moody's Corp.	23,512	5,643,585
Nasdaq Inc.	15,946	1,635,262
Northern Trust Corp.	28,195	2,474,393
Raymond James Financial Inc.	17,255	1,443,036
S&P Global Inc.	34,003	9,041,738
State Street Corp.	51,433	3,503,102
T Rowe Price Group Inc.	32,525	3,838,275
TD Ameritrade Holding Corp.	37,846	1,598,236
		75,425,285
Chemicals — 1.9%
Axalta Coating Systems Ltd.(a)	28,990	722,431
Celanese Corp.	17,095	1,602,485
Ecolab Inc.	35,975	6,491,689
International Flavors & Fragrances Inc.	14,013	1,678,477
Linde PLC	74,615	14,252,211
Mosaic Co. (The)	50,694	863,319
PPG Industries Inc.	32,621	3,407,263
Sherwin-Williams Co. (The)	11,516	5,950,893
		34,968,768
Commercial Services & Supplies — 0.5%
Copart Inc.(a)(b)	29,010	2,450,765
Waste Management Inc.	58,841	6,520,171
		8,970,936
Communications Equipment — 0.2%
Motorola Solutions Inc.	23,750	3,934,900
Consumer Finance — 0.8%
Ally Financial Inc.	53,909	1,351,499
American Express Co.	96,502	10,608,465
Discover Financial Services	43,926	2,880,667
		14,840,631
Containers & Packaging — 0.3%
Avery Dennison Corp.	11,660	1,334,953
Ball Corp.	43,551	3,068,604
International Paper Co.	51,514	1,903,957
		6,307,514
Distributors — 0.2%
Genuine Parts Co.	20,165	1,759,195
LKQ Corp.(a)	42,540	1,258,333
		3,017,528
Diversified Financial Services — 0.1%
Equitable Holdings Inc.	58,163	1,244,688

28	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	19,380	$1,020,163
		2,264,851
Diversified Telecommunication Services — 1.8%
CenturyLink Inc.	135,724	1,638,189
Verizon Communications Inc.	573,666	31,069,750
		32,707,939
Electric Utilities — 1.3%
Alliant Energy Corp.	33,907	1,767,233
Edison International	49,737	3,341,829
Eversource Energy	44,903	3,882,313
Pinnacle West Capital Corp.	15,504	1,387,453
Southern Co. (The)	145,461	8,780,026
Xcel Energy Inc.	72,703	4,530,851
		23,689,705
Electrical Equipment — 0.5%
Acuity Brands Inc.	5,510	566,759
Eaton Corp. PLC	57,967	5,258,766
Rockwell Automation Inc.	16,145	2,962,607
Sensata Technologies Holding PLC(a)	22,305	910,044
		9,698,176
Electronic Equipment, Instruments & Components — 0.4%
Keysight Technologies Inc.(a)	25,916	2,455,800
TE Connectivity Ltd.	46,383	3,843,759
Trimble Inc.(a)	34,810	1,374,299
		7,673,858
Energy Equipment & Services — 0.4%
Baker Hughes Co.	90,079	1,449,371
National Oilwell Varco Inc.	53,377	998,684
Schlumberger Ltd.	192,023	5,201,903
		7,649,958
Entertainment — 1.9%
Electronic Arts Inc.(a)	40,697	4,125,455
Walt Disney Co. (The)	250,003	29,412,853
		33,538,308
Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	15,974	2,426,131
American Tower Corp.	61,439	13,934,365
Boston Properties Inc.	21,346	2,752,353
Camden Property Trust	13,369	1,416,847
Duke Realty Corp.	50,969	1,654,963
Equinix Inc.	11,830	6,776,224
Federal Realty Investment Trust	10,371	1,206,562
Healthpeak Properties Inc.	68,648	2,172,023
Host Hotels & Resorts Inc.	100,761	1,459,019
Iron Mountain Inc.	39,692	1,207,034
Prologis Inc.	102,266	8,618,979
SBA Communications Corp.	15,600	4,135,404
UDR Inc.	40,473	1,820,476
Welltower Inc.	56,272	4,210,271
Weyerhaeuser Co.	102,836	2,671,679
		56,462,330
Food Products — 0.7%
Bunge Ltd.	19,563	918,483
Campbell Soup Co.	22,907	1,033,564
General Mills Inc.	83,832	4,107,768
Hormel Foods Corp.	40,570	1,687,712
Kellogg Co.	35,275	2,133,079
Security	Shares	Value

Food Products (continued)
McCormick & Co. Inc./MD, NVS	17,132	$2,504,527
		12,385,133
Health Care Equipment & Supplies — 1.9%
Align Technology Inc.(a)	10,472	2,286,561
Becton Dickinson and Co.	37,519	8,922,769
Dentsply Sirona Inc.	31,030	1,527,917
DexCom Inc.(a)(b)	12,693	3,503,268
Edwards Lifesciences Corp.(a)	28,923	5,924,587
Hologic Inc.(a)	36,949	1,741,037
IDEXX Laboratories Inc.(a)	11,881	3,023,833
ResMed Inc.	19,847	3,154,879
Steris PLC	11,721	1,859,185
Varian Medical Systems Inc.(a)	12,583	1,547,332
		33,491,368
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	21,568	1,818,614
Cardinal Health Inc.	41,150	2,144,738
Centene Corp.(a)	80,574	4,272,033
Cigna Corp.(a)	52,127	9,536,113
HCA Healthcare Inc.	37,652	4,782,181
Henry Schein Inc.(a)	20,453	1,246,406
Humana Inc.	18,377	5,874,759
Laboratory Corp. of America Holdings(a)	13,475	2,367,423
Quest Diagnostics Inc.	18,637	1,976,640
		34,018,907
Health Care Technology — 0.2%
Cerner Corp.	43,946	3,044,139
Hotels, Restaurants & Leisure — 2.5%
Aramark .	34,133	1,185,780
Darden Restaurants Inc.	16,951	1,652,723
Domino's Pizza Inc.	5,432	1,843,947
Hilton Worldwide Holdings Inc.	37,615	3,656,178
McDonald's Corp.	104,843	20,357,365
Norwegian Cruise Line Holdings Ltd.(a)	29,820	1,111,093
Royal Caribbean Cruises Ltd.	24,578	1,976,317
Starbucks Corp.	163,863	12,851,775
Vail Resorts Inc.	5,559	1,181,899
		45,817,077
Household Durables — 0.4%
Garmin Ltd.	18,366	1,623,371
Mohawk Industries Inc.(a)	8,461	1,025,050
Newell Brands Inc.	55,618	858,186
NVR Inc.(a)	500	1,833,590
Whirlpool Corp.	8,810	1,126,446
		6,466,643
Household Products — 3.1%
Clorox Co. (The)	17,359	2,767,372
Colgate-Palmolive Co.	112,937	7,631,153
Kimberly-Clark Corp.	47,504	6,232,050
Procter & Gamble Co. (The)	345,932	39,169,880
		55,800,455
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA.	91,790	1,535,647
Industrial Conglomerates — 1.2%
3M Co.	79,760	11,903,382
Roper Technologies Inc.	14,438	5,077,845

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Trane Technologies PLC	33,349	$4,303,355
		21,284,582
Insurance — 3.7%
Allstate Corp. (The)	45,432	4,781,718
American Financial Group Inc./OH	10,556	975,585
American International Group Inc.	120,671	5,087,489
Aon PLC	32,562	6,772,896
Arch Capital Group Ltd.(a)	55,894	2,259,794
Arthur J Gallagher & Co.	25,687	2,504,226
Assurant Inc.	8,435	1,017,177
Chubb Ltd.	62,929	9,126,593
Erie Indemnity Co., Class A, NVS	3,506	501,078
Hartford Financial Services Group Inc. (The)	49,920	2,493,504
Lincoln National Corp.	27,689	1,256,804
Loews Corp.(b)	37,566	1,714,137
Marsh & McLennan Companies Inc.	69,907	7,309,476
Principal Financial Group Inc.	38,475	1,707,905
Progressive Corp. (The)	81,090	5,932,544
Prudential Financial Inc.	55,499	4,187,400
Reinsurance Group of America Inc.	8,650	1,055,559
Travelers Companies Inc. (The)	35,954	4,307,649
Willis Towers Watson PLC	17,818	3,372,056
		66,363,590
Interactive Media & Services — 6.3%
Alphabet Inc., Class A(a)	41,553	55,649,855
Alphabet Inc., Class C, NVS(a)	42,896	57,451,900
TripAdvisor Inc.	1,029	24,130
		113,125,885
Internet & Direct Marketing Retail — 0.9%
Booking Holdings Inc.(a)	5,801	9,836,524
Expedia Group Inc.	19,351	1,908,396
MercadoLibre Inc.(a)(b)	6,179	3,806,449
		15,551,369
IT Services — 6.6%
Accenture PLC, Class A	88,100	15,909,979
Cognizant Technology Solutions Corp., Class A	76,251	4,645,973
International Business Machines Corp.	122,845	15,988,277
Jack Henry & Associates Inc.	10,624	1,612,086
Mastercard Inc., Class A	124,618	36,170,374
Visa Inc., Class A	237,601	43,186,358
Western Union Co. (The)	58,544	1,310,800
		118,823,847
Leisure Products — 0.1%
Hasbro Inc.	17,818	1,376,441
Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	42,707	3,291,428
IQVIA Holdings Inc.(a)	23,096	3,221,661
Mettler-Toledo International Inc.(a)	3,401	2,386,482
Waters Corp.(a)	9,208	1,794,547
		10,694,118
Machinery — 2.5%
Caterpillar Inc.	76,690	9,527,966
Cummins Inc.	20,699	3,131,552
Deere & Co.	41,485	6,491,573
Dover Corp.	20,080	2,063,019
Flowserve Corp.	18,106	727,680
IDEX Corp.	10,482	1,551,336
Illinois Tool Works Inc.	44,647	7,490,874
Security	Shares	Value

Machinery (continued)
PACCAR Inc.	47,821	$3,199,225
Parker-Hannifin Corp.	17,746	3,278,929
Pentair PLC	22,047	868,431
Snap-on Inc.	7,623	1,103,429
Stanley Black & Decker Inc.	20,943	3,009,509
WABCO Holdings Inc.(a)	7,072	955,427
Xylem Inc./NY	24,907	1,926,307
		45,325,257
Media — 0.4%
Discovery Inc., Class A(a)(b)	21,805	560,389
Discovery Inc., Class C, NVS(a)(b)	51,569	1,294,382
Liberty Broadband Corp., Class C, NVS(a)	14,763	1,858,514
Liberty Global PLC, Class A(a)(b)	22,511	439,415
Liberty Global PLC, Class C, NVS(a)	57,524	1,069,371
Omnicom Group Inc.	30,022	2,079,924
		7,301,995
Metals & Mining — 0.4%
Newmont Corp.	113,719	5,075,279
Nucor Corp.	41,843	1,730,208
		6,805,487
Multi-Utilities — 1.8%
CMS Energy Corp.	39,165	2,366,349
Consolidated Edison Inc.	46,110	3,634,390
Dominion Energy Inc.	114,161	8,925,107
DTE Energy Co.	26,614	2,971,986
NiSource Inc.	51,606	1,394,394
Public Service Enterprise Group Inc.	69,788	3,580,822
Sempra Energy	39,086	5,463,441
WEC Energy Group Inc.	43,555	4,021,433
		32,357,922
Multiline Retail — 0.1%
Kohl's Corp.	22,362	875,472
Nordstrom Inc.	14,982	519,876
		1,395,348
Oil, Gas & Consumable Fuels — 2.7%
Apache Corp.	52,002	1,295,890
Cheniere Energy Inc.(a)	31,958	1,639,126
ConocoPhillips	153,266	7,421,140
Devon Energy Corp.	55,790	906,029
Hess Corp.	37,816	2,124,503
HollyFrontier Corp.	21,582	726,882
Kinder Morgan Inc./DE	282,749	5,420,298
Marathon Oil Corp.	111,004	919,113
Marathon Petroleum Corp.	90,886	4,309,814
Noble Energy Inc.	66,054	1,045,635
Occidental Petroleum Corp.	123,489	4,043,030
ONEOK Inc.	57,008	3,803,574
Phillips 66	61,917	4,635,107
Pioneer Natural Resources Co.	23,068	2,832,289
Targa Resources Corp.	32,165	1,042,146
Valero Energy Corp.	57,197	3,789,301
Williams Companies Inc. (The)	167,323	3,187,503
		49,141,380
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	30,866	5,666,998
Pharmaceuticals — 5.9%
Bristol-Myers Squibb Co.	325,158	19,203,831
Jazz Pharmaceuticals PLC(a)	7,810	894,870

30	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	365,075	$49,095,286
Merck & Co. Inc.	353,463	27,061,127
Perrigo Co. PLC	17,853	904,969
Zoetis Inc.	65,929	8,783,721
		105,943,804
Professional Services — 0.3%
IHS Markit Ltd.	52,611	3,748,008
ManpowerGroup Inc.	8,264	627,568
Nielsen Holdings PLC	49,199	895,914
Robert Half International Inc.	16,218	817,549
		6,089,039
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	44,094	2,475,437
Jones Lang LaSalle Inc.	7,106	1,050,054
		3,525,491
Road & Rail — 1.8%
AMERCO	1,234	397,977
CSX Corp.	102,534	7,223,520
Kansas City Southern	13,797	2,078,932
Norfolk Southern Corp.	36,353	6,628,970
Union Pacific Corp.	96,321	15,393,059
		31,722,458
Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials Inc.	128,123	7,446,509
Intel Corp.	603,611	33,512,483
Lam Research Corp.	20,126	5,905,572
Marvell Technology Group Ltd.	87,878	1,871,801
NVIDIA Corp.	80,636	21,777,364
Texas Instruments Inc.	129,649	14,798,137
		85,311,866
Software — 12.6%
Adobe Inc.(a)	67,142	23,172,047
Autodesk Inc.(a)	30,464	5,814,968
Cadence Design Systems Inc.(a)	38,685	2,558,626
Citrix Systems Inc.	18,070	1,868,257
Intuit Inc.	36,111	9,600,109
Microsoft Corp.	1,005,275	162,864,603
salesforce.com Inc.(a)	115,556	19,690,743
VMware Inc., Class A(a)	11,304	1,362,358
		226,931,711
Specialty Retail — 4.0%
Advance Auto Parts Inc.	9,849	1,309,720
Best Buy Co. Inc.	33,186	2,510,521
CarMax Inc.(a)	22,862	1,996,081
Gap Inc. (The)	8,932	127,996
Home Depot Inc. (The)	151,325	32,964,638
Lowe's Companies Inc.	107,120	11,415,778
Ross Stores Inc.	50,332	5,475,115
Tiffany & Co.	15,020	2,006,522
TJX Companies Inc. (The)	167,684	10,027,503
Tractor Supply Co.	16,473	1,458,025
Security	Shares	Value

Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance Inc.(a)	7,722	$1,985,249
		71,277,148
Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	22,467	909,015
Hewlett Packard Enterprise Co.	180,223	2,305,052
HP Inc.	204,702	4,255,755
		7,469,822
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	20,948	540,877
Hanesbrands Inc.	49,915	660,875
Lululemon Athletica Inc.(a)	15,287	3,323,547
NIKE Inc., Class B .	172,825	15,447,098
PVH Corp.	10,345	766,668
Tapestry Inc.	39,599	928,596
Under Armour Inc., Class A(a)	25,961	368,387
Under Armour Inc., Class C, NVS(a)	26,842	334,988
VF Corp.	46,856	3,373,632
		25,744,668
Trading Companies & Distributors — 0.3%
Fastenal Co.	79,163	2,708,958
United Rentals Inc.(a)	10,642	1,409,852
WW Grainger Inc.	6,397	1,775,423
		5,894,233
Water Utilities — 0.2%
American Water Works Co. Inc.	24,942	3,084,328
Total Common Stocks — 99.7%
(Cost: $1,745,037,012)		1,794,993,385

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	3,941,297	3,944,056
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	3,953,000	3,953,000
		7,897,056
Total Short-Term Investments — 0.5%
(Cost: $7,895,880)		7,897,056

Total Investments in Securities — 100.2%
(Cost: $1,752,932,892)		1,802,890,441

Other Assets, Less Liabilities — (0.2)%	.	(3,081,553)

Net Assets — 100.0%		$1,799,808,888

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Sc h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares		Shares	Held at	Value at			Realized	Appreciation
Affiliated Issuer	08/31/19	Purchased		Sold	02/29/20	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	484,177	3,457,120	(b)	—	3,941,297	$3,944,056	$24,128	(c)	$2,121	$1,225
BlackRock Cash Funds: Treasury, SL Agency Shares	2,641,000	1,312,000	(b)	—	3,953,000	3,953,000	31,637		—	—
BlackRock Inc.	14,048	3,066		(1,055)	16,059	7,435,478	94,007		64,718	413,641
						$15,332,534	$149,772		$66,839	$414,866
(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini Index	31	03/20/20	$4,574	$(519,462)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a) .	$519,462

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$352,988
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(562,656)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,753,972

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Leaders ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,794,993,385	$—	$—	$1,794,993,385
Money Market Funds	7,897,056	—	—	7,897,056
	$1,802,890,441	$—	$—	$1,802,890,441
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(519,462)	$—	$—	$(519,462)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e of I n v e s t m e n t s	33

Schedule of Investments (unaudited)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.	1,859	$64,228
Aerovironment Inc.(a)	1,191	61,205
Astronics Corp.(a)	2,992	60,648
Axon Enterprise Inc.(a)	2,696	208,590
BWX Technologies Inc.	9,615	527,287
Cubic Corp.	3,000	163,320
Curtiss-Wright Corp.	1,760	211,094
Hexcel Corp.	5,958	385,066
Kratos Defense & Security Solutions Inc.(a)(b)	4,194	68,194
Maxar Technologies Inc.(a)	3,880	59,015
Mercury Systems Inc.(a)	2,556	187,764
Moog Inc., Class A	2,461	189,792
Vectrus Inc.(a)	1,251	65,165
		2,251,368
Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	6,512	120,147
Hub Group Inc., Class A(a)	3,101	143,359
		263,506
Airlines — 0.0%
Hawaiian Holdings Inc.	2,807	58,610

Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)	8,753	55,406
Cooper Tire & Rubber Co.	2,847	72,570
Dana Inc.	4,352	62,582
Delphi Technologies PLC(a)	4,758	67,183
Dorman Products Inc.(a)	1,225	74,284
Fox Factory Holding Corp.(a)	1,349	85,527
Gentex Corp.	7,895	210,796
Gentherm Inc.(a)	5,414	220,783
Goodyear Tire & Rubber Co. (The)	10,052	97,354
LCI Industries.	706	68,164
Modine Manufacturing Co.(a)	19,354	144,381
Tenneco Inc., Class A	7,351	67,409
Visteon Corp.(a)	1,225	79,674
		1,306,113
Automobiles — 0.2%
Thor Industries Inc.	2,608	196,669
Winnebago Industries Inc.	1,264	65,589
		262,258
Banks — 7.6%
Amalgamated Bank, Class A	7,519	120,379
Ameris Bancorp.	3,735	127,662
BancFirst Corp.	2,552	130,918
BancorpSouth Bank	8,671	212,179
Bank of Hawaii Corp.	7,565	562,987
Bank OZK	7,853	199,388
BankUnited Inc.	5,467	162,370
Banner Corp.	1,221	55,726
BOK Financial Corp.	2,194	158,846
Bridge Bancorp. Inc.	3,037	83,578
Cadence BanCorp.	5,152	72,746
Camden National Corp.	2,533	103,878
Columbia Banking System Inc.	2,251	74,733
Commerce Bancshares Inc.	4,883	298,058
Community Trust Bancorp. Inc.	2,321	89,776
Cullen/Frost Bankers Inc.	7,004	549,044
CVB Financial Corp.	6,093	112,964
Security	Shares	Value

Banks (continued)
Equity Bancshares Inc., Class A(a)	3,264	$85,451
First Busey Corp.	7,404	163,406
First Financial Bancorp.	6,391	131,655
First Financial Bankshares Inc.	5,918	170,083
First Hawaiian Inc.	4,479	107,272
First Horizon National Corp.	14,269	190,206
First Interstate BancSystem Inc., Class A	5,201	177,146
Fulton Financial Corp.	27,061	391,031
Glacier Bancorp. Inc.	6,337	236,307
Great Western Bancorp. Inc.	6,387	171,619
Hancock Whitney Corp.	4,038	135,273
Heartland Financial USA Inc.	3,722	159,488
Heritage Financial Corp./WA.	1,883	43,667
HomeTrust Bancshares Inc.	6,041	143,534
Independent Bank Corp.	901	60,844
International Bancshares Corp.	10,785	367,768
Investors Bancorp. Inc.	18,315	193,040
Live Oak Bancshares Inc.	4,771	73,330
National Bank Holdings Corp., Class A	1,480	45,273
Opus Bank	7,844	185,667
Pinnacle Financial Partners Inc.	4,612	242,776
Popular Inc.	1,670	80,127
QCR Holdings Inc.	3,781	143,905
ServisFirst Bancshares Inc.	4,995	172,577
Simmons First National Corp., Class A	7,691	164,434
South State Corp.	2,505	170,641
Sterling Bancorp./DE.	5,982	99,182
Stock Yards Bancorp. Inc.	3,626	126,692
Synovus Financial Corp.	2,280	66,166
TCF Financial Corp.	7,952	289,771
Texas Capital Bancshares Inc.(a)	3,917	184,412
TriState Capital Holdings Inc.(a)	4,078	81,030
Triumph Bancorp. Inc.(a)	1,858	62,930
Trustmark Corp.	4,002	107,654
UMB Financial Corp.	5,304	308,428
Umpqua Holdings Corp.	16,417	252,658
United Bankshares Inc./WV	2,828	81,673
Valley National Bancorp.	8,032	74,698
Webster Financial Corp.	7,988	303,304
Western Alliance Bancorp.	6,514	299,905
Wintrust Financial Corp.	3,655	195,214
		9,855,469
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)	175	64,888

Biotechnology — 4.6%
ACADIA Pharmaceuticals Inc.(a)	5,860	250,456
Acceleron Pharma Inc.(a)	1,665	143,074
Adverum Biotechnologies Inc.(a)	4,224	51,997
Agios Pharmaceuticals Inc.(a)	3,491	165,753
Aimmune Therapeutics Inc.(a)(b)	2,625	62,501
Alder Biopharmaceuticals Inc.(b)(c)	3,497	3,077
Alkermes PLC(a)	4,141	86,298
Allakos Inc.(a)	1,145	71,368
Amicus Therapeutics Inc.(a)	10,020	95,641
AnaptysBio Inc.(a)	4,350	65,033
Apellis Pharmaceuticals Inc.(a)	1,691	58,542
Arena Pharmaceuticals Inc.(a)	1,398	62,351
Arrowhead Pharmaceuticals Inc.(a)	3,151	111,419
Atara Biotherapeutics Inc.(a)	5,075	61,661

34	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,882	$83,109
Bluebird Bio Inc.(a)(b)	2,507	181,331
Blueprint Medicines Corp.(a)	1,743	94,349
ChemoCentryx Inc.(a)	1,408	63,008
Coherus Biosciences Inc.(a)	3,717	71,924
CRISPR Therapeutics AG(a)	1,326	70,875
Deciphera Pharmaceuticals Inc.(a)	1,352	71,981
Denali Therapeutics Inc.(a)	3,788	74,889
Dicerna Pharmaceuticals Inc.(a)	3,617	71,400
Eagle Pharmaceuticals Inc./DE(a)(b)	1,431	65,683
Emergent BioSolutions Inc.(a)	1,307	76,695
Enanta Pharmaceuticals Inc.(a)	1,375	69,960
Epizyme Inc.(a)(b)	3,038	65,104
Esperion Therapeutics Inc.(a)	1,108	55,943
Exelixis Inc.(a)	10,729	199,452
Fate Therapeutics Inc.(a)	2,378	69,438
FibroGen Inc.(a)	4,013	167,743
Flexion Therapeutics Inc.(a)(b)	4,503	71,102
Forty Seven Inc.(a)	1,506	87,348
Global Blood Therapeutics Inc.(a)	2,622	167,703
Halozyme Therapeutics Inc.(a)	7,506	146,892
Heron Therapeutics Inc.(a)(b)	3,454	64,417
Immunomedics Inc.(a)	7,517	120,272
Insmed Inc.(a)	4,382	109,112
Intercept Pharmaceuticals Inc.(a)	1,081	99,387
Invitae Corp.(a)	3,097	63,117
Iovance Biotherapeutics Inc.(a)	4,362	143,553
Ironwood Pharmaceuticals Inc.(a)	6,404	77,104
Karyopharm Therapeutics Inc.(a)	4,519	73,841
Kodiak Sciences Inc.(a)	1,165	74,525
Ligand Pharmaceuticals Inc.(a)	999	93,506
Mirati Therapeutics Inc.(a)	1,208	108,104
Momenta Pharmaceuticals Inc.(a)	3,896	110,218
Myriad Genetics Inc.(a)	3,690	65,018
Natera Inc.(a)	2,045	77,516
OPKO Health Inc.(a)	46,772	70,158
Progenics Pharmaceuticals Inc.(a)(b)	15,342	72,414
PTC Therapeutics Inc.(a)	2,179	119,496
Ra Pharmaceuticals Inc.(a)	1,575	73,647
Radius Health Inc.(a)	3,643	76,722
REGENXBIO Inc.(a)	1,812	72,480
Sage Therapeutics Inc.(a)(b)	2,422	113,834
Sangamo Therapeutics Inc.(a)	9,645	82,272
Turning Point Therapeutics Inc.(a)	1,148	56,906
Ultragenyx Pharmaceutical Inc.(a)	3,499	196,224
uniQure NV(a)	1,627	83,725
United Therapeutics Corp.(a)	1,333	137,246
Veracyte Inc.(a)	2,823	69,700
Xencor Inc.(a)	2,057	66,832
ZIOPHARM Oncology Inc.(a)(b)	21,485	66,389
		5,952,835
Building Products — 0.9%
AAON Inc.	2,619	144,071
Advanced Drainage Systems Inc.	4,420	185,021
Armstrong World Industries Inc.	3,268	327,290
Builders FirstSource Inc.(a)	6,694	152,021
Resideo Technologies Inc.(a)	8,235	88,526
Trex Co. Inc.(a)	2,453	234,630
		1,131,559
Security	Shares	Value
Capital Markets — 1.9%
Affiliated Managers Group Inc.	3,470	$261,013
Donnelley Financial Solutions Inc.(a)	7,479	65,067
Evercore Inc., Class A	1,081	72,016
Federated Hermes Inc., Class B	3,257	93,965
Interactive Brokers Group Inc., Class A	1,558	79,614
INTL. FCStone Inc.(a)	1,904	86,727
Janus Henderson Group PLC	23,362	495,275
Legg Mason Inc.	9,751	485,795
LPL Financial Holdings Inc.	3,755	298,448
Morningstar Inc.	1,170	171,873
Stifel Financial Corp.	1,164	63,368
Virtu Financial Inc., Class A	4,164	78,325
Virtus Investment Partners Inc.	606	66,902
Westwood Holdings Group Inc.	2,685	68,145
		2,386,533
Chemicals — 1.0%
Balchem Corp.	948	89,548
Chemours Co. (The)	6,652	98,849
HB Fuller Co.	3,998	156,842
Huntsman Corp.	5,931	112,333
Ingevity Corp.(a)	1,133	51,030
Innospec Inc.	1,854	160,445
Minerals Technologies Inc.	4,590	205,953
Scotts Miracle-Gro Co. (The)	1,100	116,589
Stepan Co.	1,286	112,949
Trinseo SA	3,018	66,034
Valvoline Inc.	5,104	99,528
		1,270,100
Commercial Services & Supplies — 2.9%
ABM Industries Inc.	5,792	190,673
ACCO Brands Corp.	13,425	107,534
ADT Inc.(b)	12,430	79,428
Brady Corp., Class A, NVS	3,489	165,169
Brink's Co. (The)	863	67,564
Cimpress PLC(a)(b)	831	96,737
Clean Harbors Inc.(a)	1,542	107,200
Covanta Holding Corp.	13,722	183,326
Deluxe Corp.	2,486	82,784
Healthcare Services Group Inc.	4,016	110,601
Herman Miller Inc.	7,422	254,129
HNI Corp.	2,269	74,491
IAA Inc.(a).	7,423	317,111
KAR Auction Services Inc.	14,046	270,386
Knoll Inc.	4,410	77,792
Matthews International Corp., Class A	5,745	169,822
McGrath RentCorp.	2,081	144,525
Mobile Mini Inc.	3,258	127,029
MSA Safety Inc.	1,673	203,554
Pitney Bowes Inc.	6,758	23,112
SP Plus Corp.(a) .	2,832	103,396
Steelcase Inc., Class A.	6,682	108,382
Team Inc.(a).	8,261	105,163
Tetra Tech Inc.	3,481	281,508
UniFirst Corp./MA	1,076	199,932
Viad Corp.	2,680	134,536
		3,785,884
Communications Equipment — 1.1%
ADTRAN Inc.	8,506	68,431
Ciena Corp.(a)	8,828	339,437

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment (continued)
CommScope Holding Co. Inc.(a)(b)	12,186	$134,168
EchoStar Corp., Class A(a)	1,835	64,078
Infinera Corp.(a)	9,288	63,158
InterDigital Inc.	2,179	115,247
Lumentum Holdings Inc.(a)	4,059	315,871
NETGEAR Inc.(a)	3,322	62,686
NetScout Systems Inc.(a)	3,268	83,988
Plantronics Inc.	5,053	69,378
Ribbon Communications Inc.(a)	23,711	76,587
		1,393,029
Construction & Engineering — 2.1%
AECOM(a) .	11,710	526,247
Aegion Corp.(a)	5,508	99,199
Arcosa Inc.	2,184	93,825
Argan Inc.	1,638	68,354
Comfort Systems USA Inc.	4,623	195,183
EMCOR Group Inc.	5,981	460,058
Fluor Corp.	8,636	80,487
Granite Construction Inc.	4,137	84,064
Great Lakes Dredge & Dock Corp.(a)	7,401	71,790
IES Holdings Inc.(a)	2,744	63,963
MasTec Inc.(a)	2,016	98,945
MYR Group Inc.(a)	2,473	63,086
Primoris Services Corp.	3,355	63,678
Quanta Services Inc.	13,949	531,875
Valmont Industries Inc.	1,680	195,250
WillScot Corp.(a)	3,968	69,599
		2,765,603
Construction Materials — 0.1%
Summit Materials Inc., Class A(a)	5,547	108,388
U.S. Concrete Inc.(a)	1,950	52,338
		160,726
Consumer Finance — 0.4%
Credit Acceptance Corp.(a)(b)	170	68,544
Encore Capital Group Inc.(a)	2,305	85,654
Green Dot Corp., Class A(a)	2,105	71,907
LendingTree Inc.(a)	221	60,956
PRA Group Inc.(a)	4,727	183,502
SLM Corp.	8,471	87,844
		558,407
Containers & Packaging — 1.0%
AptarGroup Inc.	5,083	513,739
Berry Global Group Inc.(a)	3,869	146,867
Graphic Packaging Holding Co.	6,033	81,566
Greif Inc., Class A, NVS	2,107	74,461
Greif Inc., Class B	1,403	56,134
Myers Industries Inc.	4,626	62,775
O-I Glass Inc.	6,328	68,343
Sonoco Products Co.	5,408	260,720
		1,264,605
Distributors — 0.4%
Pool Corp.	2,520	531,619
Diversified Consumer Services — 2.2%
American Public Education Inc.(a)	2,989	66,535
Bright Horizons Family Solutions Inc.(a)	5,606	880,983
Carriage Services Inc.	4,847	102,514
Chegg Inc.(a)	2,504	98,182
frontdoor Inc.(a)	3,930	166,632
Security	Shares	Value
Diversified Consumer Services (continued)
Graham Holdings Co., Class B	262	$131,755
Grand Canyon Education Inc.(a)	1,419	114,485
H&R Block Inc.	7,475	154,508
Houghton Mifflin Harcourt Co.(a)	11,756	64,305
Laureate Education Inc., Class A(a)	3,604	67,395
Service Corp. International	9,682	462,703
ServiceMaster Global Holdings Inc.(a)	9,012	322,359
Strategic Education Inc.	553	81,501
WW International Inc.(a)(b)	2,918	87,540
		2,801,397
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings Inc.	1,092	79,727
GCI Liberty Inc., Class A(a)	1,310	90,534
Iridium Communications Inc.(a)	4,403	119,189
		289,450
Electric Utilities — 0.4%
Hawaiian Electric Industries Inc.	12,591	539,398

Electrical Equipment — 0.9%
Atkore International Group Inc.(a)	2,346	86,591
Bloom Energy Corp., Class A(a)(b)	6,710	60,860
EnerSys .	1,282	78,945
Generac Holdings Inc.(a)	3,222	331,834
Hubbell Inc.	2,222	296,059
Plug Power Inc.(a)	16,496	71,592
Regal Beloit Corp.	1,034	80,280
Sunrun Inc.(a)(b)	6,108	118,129
		1,124,290
Electronic Equipment, Instruments & Components — 3.7%
Anixter International Inc.(a)	1,864	181,759
Avnet Inc.	6,951	213,257
Badger Meter Inc.	4,528	272,631
Belden Inc.	1,577	62,970
Benchmark Electronics Inc.	4,371	118,804
Coherent Inc.(a)	1,335	171,828
CTS Corp.	4,417	115,151
Dolby Laboratories Inc., Class A	5,179	340,260
ePlus Inc.(a)	1,495	113,261
Fabrinet(a)	2,181	120,217
Fitbit Inc., Class A(a)(b)	11,391	72,788
Insight Enterprises Inc.(a)	3,031	166,978
Itron Inc.(a).	2,596	196,881
Jabil Inc.	2,001	64,132
KEMET Corp.	3,821	99,652
Knowles Corp.(a)	4,023	66,862
Littelfuse Inc.	1,016	162,235
Methode Electronics Inc.	6,230	191,012
MTS Systems Corp.	4,087	164,052
National Instruments Corp.	12,687	511,032
Novanta Inc.(a)(b)	2,135	190,463
OSI Systems Inc.(a)	1,498	121,742
Plexus Corp.(a)	2,781	184,519
Rogers Corp.(a)(b)	1,026	119,016
SYNNEX Corp.	2,097	262,188
Tech Data Corp.(a)	2,303	327,924
Vishay Intertechnology Inc.	5,751	107,544
Vishay Precision Group Inc.(a)	2,206	60,599
		4,779,757

36	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services — 0.9%
Apergy Corp.(a)	7,260	$135,036
Archrock Inc.	8,861	62,470
Cactus Inc., Class A	2,553	69,722
Core Laboratories NV	6,431	172,608
DMC Global Inc.	1,882	67,865
Dril-Quip Inc.(a)	1,787	63,653
Exterran Corp.(a)	11,285	57,554
Helix Energy Solutions Group Inc.(a)	8,445	56,666
Newpark Resources Inc.(a)	19,599	68,792
Oceaneering International Inc.(a)	8,952	94,354
Oil States International Inc.(a)	6,589	52,119
Solaris Oilfield Infrastructure Inc., Class A	6,180	65,508
Tidewater Inc.(a)(b)	4,593	63,797
U.S. Silica Holdings Inc.	13,997	64,246
		1,094,390
Entertainment — 0.7%
Cinemark Holdings Inc.	8,207	213,054
IMAX Corp.(a)	12,380	192,880
Lions Gate Entertainment Corp., Class A(a)	7,107	56,501
Madison Square Garden Co. (The), Class A(a)	509	136,320
World Wrestling Entertainment Inc., Class A	1,931	90,313
Zynga Inc., Class A(a)	32,439	217,666
		906,734
Equity Real Estate Investment Trusts (REITs) — 9.2%
Agree Realty Corp.	2,351	168,849
Alexander & Baldwin Inc.	8,958	168,410
American Assets Trust Inc.	2,181	90,402
American Campus Communities Inc.	11,855	514,981
Americold Realty Trust	6,960	213,463
Apartment Investment & Management Co., Class A	1,742	83,337
Armada Hoffler Properties Inc.	5,617	94,141
Brandywine Realty Trust	38,115	517,602
Brixmor Property Group Inc.	18,711	340,727
City Office REIT Inc.	5,068	58,789
Colony Capital Inc.	23,137	91,623
Columbia Property Trust Inc.	8,372	157,896
CoreSite Realty Corp.	3,504	363,470
Corporate Office Properties Trust	17,328	439,092
Cousins Properties Inc.	6,225	222,170
CubeSmart	6,727	203,626
CyrusOne Inc.	5,749	348,274
DiamondRock Hospitality Co.	20,281	184,963
Diversified Healthcare Trust	9,637	60,617
Douglas Emmett Inc.	23,429	894,519
Easterly Government Properties Inc.	27,633	656,836
Empire State Realty Trust Inc., Class A	7,960	93,132
EPR Properties	1,007	59,655
Essential Properties Realty Trust Inc.	6,163	141,194
First Industrial Realty Trust Inc.	3,685	141,873
Four Corners Property Trust Inc.	10,746	308,303
Franklin Street Properties Corp.	13,980	99,677
Gaming and Leisure Properties Inc.	1,558	69,596
Global Net Lease Inc.	3,641	67,176
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,558	86,844
Healthcare Trust of America Inc., Class A	4,259	132,625
Hudson Pacific Properties Inc.	5,930	191,420
JBG SMITH Properties	7,728	283,463
Kilroy Realty Corp.	9,374	681,396
Life Storage Inc.	2,134	230,280
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)	16,228	$331,376
Office Properties Income Trust	2,514	73,233
Outfront Media Inc.	8,906	234,584
Paramount Group Inc.	6,644	80,725
Park Hotels & Resorts Inc.	10,375	189,448
Pebblebrook Hotel Trust	3,001	60,650
Physicians Realty Trust	5,145	97,035
Piedmont Office Realty Trust Inc., Class A	8,574	185,113
PotlatchDeltic Corp.	2,282	83,841
QTS Realty Trust Inc., Class A	3,397	190,810
Rayonier Inc.	2,898	76,884
Rexford Industrial Realty Inc.	7,459	348,857
RLJ Lodging Trust	7,942	104,914
Ryman Hospitality Properties Inc.	810	56,303
Sabra Health Care REIT Inc.	13,496	263,847
Service Properties Trust	8,943	161,689
SITE Centers Corp.	8,974	103,291
STAG Industrial Inc.	2,160	60,437
STORE Capital Corp.	5,873	192,987
Sunstone Hotel Investors Inc.	10,360	113,442
Taubman Centers Inc.	1,874	97,560
Uniti Group Inc.	12,156	118,643
Washington Prime Group Inc.	26,019	71,552
Washington REIT	4,237	113,763
		11,871,405
Food & Staples Retailing — 1.1%
Andersons Inc. (The)	3,581	65,783
BJ's Wholesale Club Holdings Inc.(a)(b)	5,775	111,227
Casey's General Stores Inc.	1,240	202,145
Grocery Outlet Holding Corp.(a)	2,126	67,288
Performance Food Group Co.(a)	5,652	239,645
PriceSmart Inc.	1,635	91,053
SpartanNash Co.	5,708	70,950
Sprouts Farmers Market Inc.(a)	6,249	99,859
U.S. Foods Holding Corp.(a)	13,044	438,800
United Natural Foods Inc.(a)	9,702	62,772
		1,449,522
Food Products — 1.2%
B&G Foods Inc.	5,300	78,440
Beyond Meat Inc.(a)(b)	877	78,623
Darling Ingredients Inc.(a)	9,693	249,110
Farmer Bros. Co.(a)(b)	5,226	64,541
Flowers Foods Inc.	6,522	140,419
Fresh Del Monte Produce Inc.	2,208	60,543
Freshpet Inc.(a)	2,569	170,736
Hain Celestial Group Inc. (The)(a)	5,910	140,244
Hostess Brands Inc.(a)	5,976	75,955
Pilgrim's Pride Corp.(a)	2,825	59,777
Post Holdings Inc.(a)(b)	2,065	209,102
Sanderson Farms Inc.	543	67,093
Simply Good Foods Co. (The)(a)	4,607	101,631
TreeHouse Foods Inc.(a)	2,710	103,278
		1,599,492
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	1,074	91,827
National Fuel Gas Co.	4,764	174,410
New Jersey Resources Corp.	5,503	194,311
Northwest Natural Holding Co.	2,130	140,090
ONE Gas Inc.	5,101	418,996

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Gas Utilities (continued)
South Jersey Industries Inc.	9,085	$245,749
Southwest Gas Holdings Inc.	4,380	283,299
Spire Inc.	848	63,642
		1,612,324
Health Care Equipment & Supplies — 3.3%
AngioDynamics Inc.(a)	5,851	67,228
Antares Pharma Inc.(a)	20,569	63,764
AtriCure Inc.(a)	2,794	107,345
Atrion Corp.	110	67,794
Avanos Medical Inc.(a)(b)	2,486	80,571
Cantel Medical Corp.	1,648	103,989
Cardiovascular Systems Inc.(a)	2,603	97,925
CONMED Corp.	889	84,135
Envista Holdings Corp.(a)	5,334	135,377
GenMark Diagnostics Inc.(a)	17,140	59,819
Glaukos Corp.(a)	1,679	73,842
Globus Medical Inc., Class A(a)	3,817	172,643
Haemonetics Corp.(a)	2,288	247,859
Heska Corp.(a) .	830	79,240
Hill-Rom Holdings Inc.	3,161	303,614
Inogen Inc.(a)	1,593	72,928
Integer Holdings Corp.(a)	991	89,358
Integra LifeSciences Holdings Corp.(a)	1,238	64,500
iRhythm Technologies Inc.(a)	850	73,924
LeMaitre Vascular Inc.	2,412	68,742
LivaNova PLC(a)	1,552	108,205
Merit Medical Systems Inc.(a)	3,903	140,547
Natus Medical Inc.(a)	2,358	63,383
Neogen Corp.(a)	1,275	77,456
Nevro Corp.(a)	1,237	160,996
Novocure Ltd.(a)(b)	3,053	222,106
NuVasive Inc.(a)	1,995	131,291
OraSure Technologies Inc.(a)	16,219	97,801
Orthofix Medical Inc.(a)	1,624	57,392
Penumbra Inc.(a)	1,621	268,859
Quidel Corp.(a)	1,698	131,154
Quotient Ltd.(a)(b)	9,924	60,338
Shockwave Medical Inc.(a)	1,616	64,866
Silk Road Medical Inc.(a)	1,465	58,380
STAAR Surgical Co.(a)	2,261	70,950
Tactile Systems Technology Inc.(a)	1,399	70,524
Tandem Diabetes Care Inc.(a)	2,656	198,297
Varex Imaging Corp.(a)(b) .	3,112	72,261
Wright Medical Group NV(a)	2,977	90,054
		4,259,457
Health Care Providers & Services — 3.2%
Acadia Healthcare Co. Inc.(a)(b)	3,216	95,194
Addus HomeCare Corp.(a)	1,073	81,838
Amedisys Inc.(a)	1,509	262,581
AMN Healthcare Services Inc.(a)	3,497	257,379
BioTelemetry Inc.(a)	2,339	99,922
Brookdale Senior Living Inc.(a)	10,606	69,681
Chemed Corp.	444	185,423
CorVel Corp.(a)	936	64,528
Covetrus Inc.(a)	6,493	72,137
Encompass Health Corp.	5,293	396,128
Ensign Group Inc. (The)	2,289	101,861
Guardant Health Inc.(a)(b)	1,511	131,397
Hanger Inc.(a)	3,364	77,607
Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity Inc.(a)	1,992	$141,412
LHC Group Inc.(a)	1,640	199,194
Magellan Health Inc.(a)	1,012	60,730
MEDNAX Inc.(a)	4,324	73,897
Molina Healthcare Inc.(a)	1,921	235,419
National Research Corp.	2,600	142,974
Patterson Companies Inc.	13,791	328,088
Pennant Group Inc. (The)(a)	2,519	68,441
PetIQ Inc.(a)(b)	2,252	70,037
Premier Inc., Class A(a)	4,528	133,259
Providence Service Corp. (The)(a)	1,746	107,868
R1 RCM Inc.(a)	9,937	122,026
Select Medical Holdings Corp.(a)	8,985	215,101
Tenet Healthcare Corp.(a)(b)	2,442	64,176
Tivity Health Inc.(a)	4,424	56,052
U.S. Physical Therapy Inc.	1,407	146,638
		4,060,988
Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)	15,399	116,108
HMS Holdings Corp.(a)	3,382	77,685
Omnicell Inc.(a)	846	68,924
Teladoc Health Inc.(a)	3,119	389,750
Vocera Communications Inc.(a)	3,384	82,536
		735,003
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp.	3,430	91,615
Brinker International Inc.	2,104	72,272
Caesars Entertainment Corp.(a)	27,490	349,398
Churchill Downs Inc.	1,889	237,334
Dave & Buster's Entertainment Inc.	1,636	54,004
Dine Brands Global Inc.	1,536	125,722
Dunkin' Brands Group Inc.	6,234	414,686
El Pollo Loco Holdings Inc.(a)(b)	6,667	86,004
Eldorado Resorts Inc.(a)	2,171	108,941
Everi Holdings Inc.(a)	5,954	61,922
Hilton Grand Vacations Inc.(a)	2,711	72,275
Jack in the Box Inc.	1,285	88,485
Marriott Vacations Worldwide Corp.	1,494	144,589
Penn National Gaming Inc.(a)	4,805	142,084
Planet Fitness Inc., Class A(a)	4,004	270,230
PlayAGS Inc.(a)	7,027	68,092
Red Robin Gourmet Burgers Inc.(a)	2,145	58,988
Scientific Games Corp./DE, Class A(a)	2,498	45,564
Shake Shack Inc., Class A(a)	1,753	104,198
Six Flags Entertainment Corp.	2,247	56,804
Texas Roadhouse Inc.	1,312	73,761
Wendy's Co. (The)	9,599	181,229
Wingstop Inc.	1,167	98,553
Wyndham Hotels & Resorts Inc.	2,237	113,975
		3,120,725
Household Durables — 1.3%
Cavco Industries Inc.(a)	298	60,113
Century Communities Inc.(a)	2,043	68,093
Ethan Allen Interiors Inc.	4,929	65,063
Helen of Troy Ltd.(a)	1,754	288,708
iRobot Corp.(a)(b)	2,598	124,678
KB Home	5,929	193,226
La-Z-Boy Inc.	2,583	74,003
LGI Homes Inc.(a)	1,417	106,771

38	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
MDC Holdings Inc.	1,877	$73,841
Meritage Homes Corp.(a)	1,578	100,140
Taylor Morrison Home Corp., Class A(a)	5,134	115,618
Tempur Sealy International Inc.(a)	819	61,220
Toll Brothers Inc.	3,514	130,124
TopBuild Corp.(a)	1,297	130,997
TRI Pointe Group Inc.(a)	4,480	68,678
		1,661,273
Household Products — 0.2%
Energizer Holdings Inc.	3,174	136,450
Spectrum Brands Holdings Inc.	2,075	111,822
		248,272
Independent Power and Renewable Electricity Producers — 1.1%
Clearway Energy Inc., Class C	9,433	198,470
NextEra Energy Partners LP	6,470	373,125
Ormat Technologies Inc.	4,293	299,136
Pattern Energy Group Inc., Class A	13,969	377,862
TerraForm Power Inc., Class A	9,846	185,006
		1,433,599
Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	3,304	480,038
Raven Industries Inc.	6,861	196,979
		677,017
Insurance — 1.6%
American Equity Investment Life Holding Co.	1,586	40,094
Axis Capital Holdings Ltd.	3,252	182,502
Brighthouse Financial Inc.(a)	2,259	80,962
CNO Financial Group Inc.	4,328	69,335
Crawford & Co., Class A, NVS	8,346	62,094
eHealth Inc.(a)	1,042	122,279
First American Financial Corp.	8,253	471,246
Genworth Financial Inc., Class A(a)	26,029	101,513
Hanover Insurance Group Inc. (The)	3,126	370,556
Horace Mann Educators Corp.	758	29,509
Kemper Corp.	1,763	121,365
Primerica Inc.	1,496	166,565
ProAssurance Corp.	1,031	27,992
Selective Insurance Group Inc.	1,634	91,144
Universal Insurance Holdings Inc.	2,975	61,553
		1,998,709
Interactive Media & Services — 0.1%
Yelp Inc.(a)	2,617	81,834

Internet & Direct Marketing Retail — 0.4%
Etsy Inc.(a)	5,149	297,664
Groupon Inc.(a)	24,003	32,164
Quotient Technology Inc.(a)	7,614	68,145
Stitch Fix Inc., Class A(a)	2,702	64,929
		462,902
IT Services — 1.5%
CACI International Inc., Class A(a)	351	86,002
Cardtronics PLC, Class A(a)	1,787	64,815
Conduent Inc.(a)	18,847	61,630
CoreLogic Inc.	1,790	81,212
CSG Systems International Inc.	1,455	64,384
Euronet Worldwide Inc.(a)	1,261	156,414
ExlService Holdings Inc.(a)	1,919	143,253
KBR Inc.	3,822	99,219
Limelight Networks Inc.(a)	13,921	70,232
Security	Shares	Value
IT Services (continued)
LiveRamp Holdings Inc.(a)(b)	1,923	$68,151
Perficient Inc.(a)	1,476	60,472
Perspecta Inc.	3,865	96,509
Science Applications International Corp.	1,374	110,099
Sykes Enterprises Inc.(a)	5,399	171,040
TTEC Holdings Inc.	1,694	63,406
Virtusa Corp.(a)	3,756	165,677
WEX Inc.(a)	2,301	430,839
		1,993,354
Leisure Products — 0.5%
Brunswick Corp./DE.	1,784	94,909
Callaway Golf Co.	6,441	109,368
Johnson Outdoors Inc., Class A	1,158	72,271
Malibu Boats Inc., Class A(a)	2,695	118,418
Mattel Inc.(a)	16,892	199,157
YETI Holdings Inc.(a)	2,939	88,905
		683,028
Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	1,111	209,857
Bruker Corp.	5,752	250,557
Luminex Corp.	3,184	78,836
Medpace Holdings Inc.(a)	775	69,703
NeoGenomics Inc.(a)	4,632	131,224
PRA Health Sciences Inc.(a)(b)	1,913	180,205
Repligen Corp.(a)	2,765	236,684
Syneos Health Inc.(a)	1,345	85,206
		1,242,272
Machinery — 4.9%
AGCO Corp.	2,681	162,013
Alamo Group Inc.	883	97,810
Albany International Corp., Class A	998	63,942
Allison Transmission Holdings Inc.	8,032	326,099
Altra Industrial Motion Corp.	2,132	64,216
Astec Industries Inc.	2,082	78,179
Barnes Group Inc.	3,167	170,068
Chart Industries Inc.(a)	1,807	102,854
Crane Co.	2,006	136,308
Donaldson Co. Inc.	6,764	304,921
Douglas Dynamics Inc.	1,689	73,522
Enerpac Tool Group Corp.	4,254	90,908
ESCO Technologies Inc.	2,568	233,482
Evoqua Water Technologies Corp.(a)	4,540	95,204
Federal Signal Corp.	3,627	105,183
Franklin Electric Co. Inc.	3,927	202,987
Gardner Denver Holdings Inc.(a)(b)	4,866	159,556
Gates Industrial Corp. PLC(a)(b)	5,814	60,814
Graco Inc.	5,479	270,224
Hillenbrand Inc.	2,759	64,561
ITT Inc.	5,110	307,366
John Bean Technologies Corp.	961	93,082
Kennametal Inc.	2,414	67,109
Lincoln Electric Holdings Inc.	2,470	202,268
Lindsay Corp.	1,309	129,630
Manitowoc Co. Inc. (The)(a)(b)	5,783	72,114
Meritor Inc.(a)	3,655	82,932
Navistar International Corp.(a)	3,868	140,447
Nordson Corp.	1,063	154,454
Oshkosh Corp.	5,515	397,907
Proto Labs Inc.(a)(b)	1,329	116,474

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Rexnord Corp.	2,866	$83,573
SPX Corp.(a)	1,460	61,218
Tennant Co.	1,383	98,940
Terex Corp.	3,097	68,165
Toro Co. (The)	5,744	410,294
Trinity Industries Inc.	3,445	70,106
Wabash National Corp.	5,970	65,551
Watts Water Technologies Inc., Class A	3,801	356,952
Welbilt Inc.(a)(b)	8,770	115,939
Woodward Inc.	3,693	381,118
		6,338,490
Media — 1.4%
Cable One Inc.	288	453,030
Cardlytics Inc.(a)	734	58,272
Clear Channel Outdoor Holdings Inc.(a)	27,532	56,991
Gray Television Inc.(a)	4,347	82,245
Hemisphere Media Group Inc.(a)	5,307	67,027
Iheartmedia Inc., Class A(a)	3,895	58,854
John Wiley & Sons Inc., Class A	5,217	194,020
Liberty Latin America Ltd., Class C, NVS(a)(b)	4,447	67,550
Loral Space & Communications Inc.(a)	2,063	64,077
New York Times Co. (The), Class A	8,293	310,656
Nexstar Media Group Inc., Class A	1,682	193,396
Sinclair Broadcast Group Inc., Class A	2,473	57,398
TEGNA Inc.	8,442	120,890
		1,784,406
Metals & Mining — 1.2%
Alcoa Corp.(a)	10,523	145,954
Cleveland-Cliffs Inc.(b)	12,030	69,894
Commercial Metals Co.	4,799	87,630
Compass Minerals International Inc.	2,490	135,830
Reliance Steel & Aluminum Co.	4,913	502,551
Royal Gold Inc.	4,864	469,230
Schnitzer Steel Industries Inc., Class A	9,926	163,580
		1,574,669
Mortgage Real Estate Investment — 0.7%
Apollo Commercial Real Estate Finance Inc.	4,487	72,689
Arbor Realty Trust Inc.	5,077	61,635
Chimera Investment Corp.	4,322	84,927
Granite Point Mortgage Trust Inc.	4,829	79,292
KKR Real Estate Finance Trust Inc.	5,770	113,323
New Residential Investment Corp.	4,395	68,386
Ready Capital Corp.	4,557	66,077
Redwood Trust Inc.	5,753	98,261
Starwood Property Trust Inc.	12,899	286,100
		930,690
Multi-Utilities — 0.6%
Avista Corp.	10,755	507,098
MDU Resources Group Inc.	9,310	258,167
		765,265
Multiline Retail — 0.2%
Big Lots Inc.	3,112	49,200
Macy's Inc.	15,156	200,514
Ollie's Bargain Outlet Holdings Inc.(a)	1,332	67,759
		317,473
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp.	16,896	73,667
Callon Petroleum Co.(a)	25,713	58,369
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	4,624	$152,823
Clean Energy Fuels Corp.(a)	34,136	77,147
CNX Resources Corp.(a)(b)	11,693	62,090
Delek U.S. Holdings Inc.	4,060	86,803
Denbury Resources Inc.(a)	80,415	60,504
EnLink Midstream LLC	16,031	61,078
EQT Corp.	13,013	76,386
Equitrans Midstream Corp.	9,714	68,581
Gran Tierra Energy Inc.(a)	82,060	62,940
Kosmos Energy Ltd.	26,330	80,306
Murphy Oil Corp.	4,566	86,069
Oasis Petroleum Inc.(a)(b)	34,566	56,515
Parsley Energy Inc., Class A.	11,655	156,177
PBF Energy Inc., Class A.	4,577	102,479
PDC Energy Inc.(a)	3,621	68,908
QEP Resources Inc.	27,350	61,538
Renewable Energy Group Inc.(a)	2,890	76,440
SM Energy Co.	8,495	55,812
Southwestern Energy Co.(a)(b)	45,719	64,921
Tallgrass Energy LP, Class A	5,583	123,217
Texas Pacific Land Trust .	125	86,975
World Fuel Services Corp.	4,263	120,558
WPX Energy Inc.(a)	9,618	89,736
		2,070,039
Paper & Forest Products — 0.4%
Boise Cascade Co.	7,328	259,998
Domtar Corp.	5,691	163,730
Louisiana-Pacific Corp.	4,967	141,311
		565,039
Personal Products — 0.3%
Edgewell Personal Care Co.(a)	2,583	78,420
Herbalife Nutrition Ltd.(a)	4,365	141,252
Medifast Inc.	1,239	102,973
Nu Skin Enterprises Inc., Class A	2,454	60,172
		382,817
Pharmaceuticals — 1.8%
Aerie Pharmaceuticals Inc.(a)(b)	3,849	67,358
Arvinas Holding Co. LLC(a)	1,379	64,992
Axsome Therapeutics Inc.(a)	1,363	106,314
Catalent Inc.(a)	6,941	357,670
Corcept Therapeutics Inc.(a)	5,353	67,555
Cymabay Therapeutics Inc.(a)	42,037	69,782
Endo International PLC(a)	11,587	63,960
Horizon Therapeutics PLC(a)	7,781	266,266
Intersect ENT Inc.(a)	5,062	120,779
Intra-Cellular Therapies Inc.(a)(b)	3,753	79,188
MyoKardia Inc.(a)(b)	2,099	133,056
Nektar Therapeutics(a)	7,641	159,009
Pacira BioSciences Inc.(a)(b)	1,519	65,894
Phibro Animal Health Corp., Class A	3,114	78,629
Reata Pharmaceuticals Inc., Class A(a)(b)	933	181,702
Revance Therapeutics Inc.(a)	3,503	80,989
Supernus Pharmaceuticals Inc.(a)	3,261	58,665
Theravance Biopharma Inc.(a)	3,998	97,351
Tilray Inc., Class 2 (a)(b)	4,258	61,443
Tricida Inc.(a)	2,049	65,117
Zogenix Inc.(a)	2,433	61,020
		2,306,739

40	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares ® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services — 1.2%
ASGN Inc.(a)	1,929	$97,820
Exponent Inc.	1,485	109,370
FTI Consulting Inc.(a)	2,357	265,375
Heidrick & Struggles International Inc.	2,611	58,225
Huron Consulting Group Inc.(a)(b	1,117	66,283
ICF International Inc.	1,657	125,899
Insperity Inc.	2,105	141,603
Kelly Services Inc., Class A, NVS	6,890	114,443
Korn Ferry	4,333	151,568
TriNet Group Inc.(a)	3,503	185,168
TrueBlue Inc.(a)	18,235	271,337
		1,587,091
Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC(a)	10,905	198,362
Howard Hughes Corp. (The)(a)	3,972	428,499
Kennedy-Wilson Holdings Inc.	3,928	79,385
Marcus & Millichap Inc.(a)	5,429	173,511
Realogy Holdings Corp.	6,646	61,609
Redfin Corp.(a)	2,468	66,784
St. Joe Co. (The)(a)(b)	4,178	82,181
Tejon Ranch Co.(a)	4,198	63,306
		1,153,637
Road & Rail — 0.7%
ArcBest Corp.	3,088	61,173
Avis Budget Group Inc.(a)	3,978	128,788
Hertz Global Holdings Inc.(a)	5,303	67,825
Landstar System Inc.	2,070	209,008
Ryder System Inc.	6,475	246,309
Schneider National Inc., Class B	6,977	124,958
Werner Enterprises Inc.	1,995	67,032
		905,093
Semiconductors & Semiconductor Equipment — 3.2%
Brooks Automation Inc.	2,381	82,168
Cabot Microelectronics Corp.	1,596	222,291
Cirrus Logic Inc.(a)	3,680	252,595
Cree Inc.(a)(b)	6,024	269,454
Cypress Semiconductor Corp.	15,250	352,123
Enphase Energy Inc.(a)	3,644	178,447
Entegris Inc.	6,463	344,607
First Solar Inc.(a)	4,785	219,009
Ichor Holdings Ltd.(a)	2,452	70,912
Inphi Corp.(a)	1,294	96,610
Kulicke & Soffa Industries Inc.	7,486	170,905
Lattice Semiconductor Corp.(a)	4,885	87,686
Mellanox Technologies Ltd.(a)	2,035	243,020
MKS Instruments Inc.	1,545	154,794
Monolithic Power Systems Inc.	839	133,099
Onto Innovation Inc.(a)	3,448	105,405
Power Integrations Inc.	1,409	122,653
Rambus Inc.(a)	6,262	87,543
Semtech Corp.(a)	2,445	96,553
Silicon Laboratories Inc.(a)	2,152	190,839
SolarEdge Technologies Inc.(a)	1,675	208,906
Synaptics Inc.(a) . .	946	62,483
Ultra Clean Holdings Inc.(a)	2,969	62,082
Universal Display Corp.	1,672	265,497
		4,079,681
Software — 7.0%
2U Inc.(a)(b)	3,070	72,176
Security	Shares	Value
Software (continued)
8x8 Inc.(a)	3,670	$67,895
ACI Worldwide Inc.(a)	8,758	244,086
Alteryx Inc., Class A(a)	1,734	242,101
Anaplan Inc.(a)	3,590	161,335
Appian Corp.(a)(b)	1,252	55,276
Aspen Technology Inc.(a)	3,214	342,323
Avaya Holdings Corp.(a)(b)	7,361	95,399
Benefitfocus Inc.(a)	4,238	52,890
Blackbaud Inc. . . . .	2,890	195,942
Blackline Inc.(a)	3,090	193,341
Bottomline Technologies DE Inc.(a)	2,007	88,870
Box Inc., Class A(a)	4,517	75,660
Ceridian HCM Holding Inc.(a)	3,121	220,748
Cloudera Inc.(a)(b)	7,378	65,664
Cornerstone OnDemand Inc.(a)	1,460	59,904
Coupa Software Inc.(a)	2,567	384,408
Elastic NV(a)	1,307	96,535
Envestnet Inc.(a)	2,657	200,550
Everbridge Inc.(a)	1,210	127,849
Fair Isaac Corp.(a)	1,733	651,660
FireEye Inc.(a)	5,695	75,373
Five9 Inc.(a)	3,006	219,528
ForeScout Technologies Inc.(a)	2,231	72,597
HubSpot Inc.(a)(b)	2,010	360,695
Instructure Inc.(a)	1,506	73,433
LivePerson Inc.(a)	3,031	80,200
LogMeIn Inc. .	2,529	215,559
Manhattan Associates Inc.(a)	2,646	178,235
Mimecast Ltd.(a)	4,024	159,310
Model N Inc.(a)	2,594	75,226
New Relic Inc.(a)	3,136	176,431
Nuance Communications Inc.(a) .	11,294	244,176
Nutanix Inc., Class A(a)	7,813	186,262
Paylocity Holding Corp.(a) .	2,566	332,348
Progress Software Corp . . .	3,628	135,288
Proofpoint Inc.(a) .	1,785	190,370
PROS Holdings Inc.(a) .	2,157	98,769
Q2 Holdings Inc.(a) . . . .	837	63,085
Qualys Inc.(a)(b) . .	1,614	129,411
Rapid7 Inc.(a) . . . .	3,156	146,123
SailPoint Technologies Holding Inc.(a)(b)	3,125	79,125
Smartsheet Inc., Class A(a)	4,383	202,933
SPS Commerce Inc.(a)	2,054	108,040
SVMK Inc.(a)	4,225	77,022
Teradata Corp.(a)(b) . . . .	18,395	366,796
Trade Desk Inc. (The), Class A(a)(b) . . .	1,330	382,043
Varonis Systems Inc.(a)	1,000	80,220
Verint Systems Inc.(a) .	1,318	72,332
Workiva Inc.(a) . . .	2,691	115,013
Yext Inc.(a)(b)	4,467	67,720
Zendesk Inc.(a) . . .	4,972	394,329
Zscaler Inc.(a)(b) . .	2,484	129,143
Zuora Inc., Class A(a)(b)	4,835	64,015
		9,045,762
Specialty Retail — 2.5%
Aaron's Inc . .	3,883	152,718
American Eagle Outfitters Inc . . .	11,563	148,931
America's Car-Mart Inc./TX(a) . . .	639	65,670
Asbury Automotive Group Inc.(a)	826	73,217
AutoNation Inc.(a)	2,889	123,447

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Carvana Co.(a)(b)	1,598	$132,490
Children's Place Inc. (The)	1,054	60,710
Designer Brands Inc. , Class A	5,147	69,536
Five Below Inc.(a)	2,249	218,041
Floor & Decor Holdings Inc., Class A(a)(b)	2,128	108,634
Foot Locker Inc.	5,088	184,440
Genesco Inc.(a)	1,936	66,618
Group 1 Automotive Inc . . . .	856	72,957
Haverty Furniture Companies Inc.	3,629	61,040
Hibbett Sports Inc.(a)	3,122	60,941
L Brands Inc.	8,818	190,998
Lithia Motors Inc., Class A	1,163	138,583
MarineMax Inc.(a)	4,534	76,761
Monro Inc.	1,837	103,092
Murphy USA Inc.(a)(b)	1,960	191,100
National Vision Holdings Inc.(a)	3,441	119,816
Office Depot Inc.	30,811	72,406
Rent-A-Center Inc./TX	3,022	64,338
RH(a) . .	627	113,738
Sally Beauty Holdings Inc.(a)	5,505	68,482
Signet Jewelers Ltd.	2,941	68,584
Sleep Number Corp.(a)	1,331	58,631
Williams-Sonoma Inc.	4,345	271,085
Winmark Corp. . . .	350	70,000
Zumiez Inc.(a)	2,301	61,045
		3,268,049
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	5,480	138,096
Pure Storage Inc., Class A(a)	6,859	104,668
		242,764
Textiles, Apparel & Luxury Goods — 1.2%
Carter's Inc .	994	90,921
Columbia Sportswear Co.	2,632	213,982
Crocs Inc.(a)	3,800	99,446
Deckers Outdoor Corp.(a)(b)	1,838	319,444
Fossil Group Inc.(a)(b) . .	11,839	54,341
Kontoor Brands Inc.(a)	3,209	108,272
Levi Strauss & Co., Class A	5,750	97,693
Movado Group Inc.	4,401	64,695
Oxford Industries Inc.	1,095	66,127
Skechers U.S.A. Inc., Class A(a)	2,362	78,135
Steven Madden Ltd.	1,911	62,490
Unifi Inc.(a)	3,066	65,520
Wolverine World Wide Inc.	6,381	167,756
		1,488,822
Thrifts & Mortgage Finance — 1.4%
Columbia Financial Inc.(a)	7,775	120,668
Federal Agricultural Mortgage Corp., Class C, NVS	1,552	116,493
First Defiance Financial Corp.	3,158	75,524
HomeStreet Inc.	3,049	82,598
Meta Financial Group Inc.	2,109	69,281
MGIC Investment Corp.	22,818	274,501
Mr Cooper Group Inc.(a)	5,705	73,195
New York Community Bancorp. Inc.	27,263	294,713
OceanFirst Financial Corp.	10,003	204,461
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Provident Financial Services Inc. . . .	3,248	64,895
TFS Financial Corp. .	8,748	178,809
Washington Federal Inc.	5,264	157,867
WSFS Financial Corp. . .	2,670	92,008
		1,805,013
Trading Companies & Distributors — 1.1%
Air Lease Corp. .	2,583	99,084
Aircastle Ltd	3,639	115,902
Beacon Roofing Supply Inc.(a)	3,201	95,070
Foundation Building Materials Inc.(a)	4,067	63,445
GATX Corp. .	2,294	164,090
GMS Inc.(a)	2,612	59,684
Herc Holdings Inc.(a)	1,702	62,429
Rush Enterprises Inc., Class A	1,715	71,893
SiteOne Landscape Supply Inc.(a)	2,216	219,938
Triton International Ltd. .	3,365	115,655
Watsco Inc. .	1,059	166,242
WESCO International Inc.(a)	4,416	179,157
		1,412,589
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	7,040	276,320
Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)	5,821	73,752
Gogo Inc.(a)(b)	14,484	52,287
Shenandoah Telecommunications Co.	3,080	136,845
		262,884
Total Common Stocks — 99.6%
(Cost: $134,736,570)		128,553,036

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	5,388,046	5,391,818
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	131,000	131,000
		5,522,818
Total Short-Term Investments — 4.3%
(Cost: $5,521,088)		5,522,818
Total Investments in Securities — 103.9%
(Cost: $140,257,658)		134,075,854
Other Assets, Less Liabilities — (3.9)%		(5,044,682)
Net Assets — 100.0%		$129,031,172

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

42	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® ESG MSCI USA Small-Cap ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,242,665	2,145,381	5,388,046	$5,391,818	$17,849	(b)	$(159)	$1,441
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	65,000	131,000	131,000	1,712		—	—
				$5,522,818	$19,561		$(159)	$1,441

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$128,549,959	$—	$3,077	$128,553,036
Money Market Funds	5,522,818	—	—	5,522,818
	$134,072,777	$—	$3,077	$134,075,854

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
CSL Ltd.	3,172	$632,850
GPT Group (The)	27,066	100,866
		733,716
Austria — 0.3%
Verbund AG	4,420	208,189
Belgium — 4.1%
Colruyt SA	5,902	271,121
Umicore SA(a)	74,698	3,099,104
		3,370,225
Canada — 2.0%
First Capital Real Estate Investment Trust	5,356	79,880
West Fraser Timber Co. Ltd.	41,496	1,549,357
		1,629,237
Chile — 1.5%
Aguas Andinas SA, Class A	186,680	63,721
Empresas CMPC SA	601,016	1,208,875
		1,272,596
China — 8.5%
3SBio Inc.(b)(c)	26,000	26,957
BAIC BluePark New Energy Technology Co. Ltd., Class A(c) . .	307,500	282,857
Beijing Enterprises Water Group Ltd.	1,456,000	676,336
BYD Co. Ltd., Class A	59,800	559,229
BYD Co. Ltd., Class H(a)	195,000	1,193,563
China Conch Venture Holdings Ltd.	13,500	65,655
China Everbright International Ltd.	806,000	536,778
China Longyuan Power Group Corp. Ltd., Class H	806,000	421,976
China Medical System Holdings Ltd.	52,000	64,057
China Mengniu Dairy Co. Ltd.	156,000	559,498
China Railway Signal & Communication Corp. Ltd., Class H(b)	416,000	213,523
Contemporary Amperex Technology Co. Ltd., Class A	5,200	100,925
CSPC Pharmaceutical Group Ltd.	52,000	118,506
LONGi Green Energy Technology Co. Ltd., Class A	20,800	91,351
NIO Inc., ADR(a)(c)	367,640	1,518,353
Sino Biopharmaceutical Ltd.	130,000	188,168
SOHO China Ltd.	78,000	28,225
Tus Environmental Science And Technology Development Co. Ltd., Class A	13,000	18,356
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,600	20,885
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	36,400	54,781
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	20,904	20,762
Xinyi Solar Holdings Ltd.	260,000	205,850
		6,966,591
Denmark — 5.6%
Genmab A/S(c)	208	46,534
H Lundbeck A/S	2,782	95,280
Novo Nordisk A/S, Class B	29,120	1,694,171
Vestas Wind Systems A/S	29,328	2,799,527
		4,635,512
France — 7.6%
Alstom SA	37,726	1,843,670
Covivio	2,028	213,855
Danone SA	20,748	1,452,219
Gecina SA	624	110,149
Ipsen SA	1,482	95,395
Klepierre SA	10,192	302,500
Security	Shares	Value
France (continued)
Suez .	142,142	$2,229,620
		6,247,408
Germany — 2.3%
KION Group AG	10,816	572,656
Vonovia SE	24,180	1,290,310
		1,862,966
Hong Kong — 2.9%
Henderson Land Development Co. Ltd	38,000	174,322
MTR Corp. Ltd.	52,000	292,594
Swire Properties Ltd.	31,200	92,282
WH Group Ltd.(b)	1,833,000	1,862,860
		2,422,058
India — 0.3%
Bandhan Bank Ltd.(b)	4,212	22,383
Godrej Consumer Products Ltd.	3,302	25,645
Hindustan Unilever Ltd.	4,576	137,897
Marico Ltd.	5,876	24,325
Nestle India Ltd.	130	28,423
		238,673
Indonesia — 0.0%
Unilever Indonesia Tbk PT	67,600	32,157
Ireland — 1.1%
Kingspan Group PLC	14,716	922,201
Japan — 13.2%
Asahi Intecc Co. Ltd.	2,600	62,333
Central Japan Railway Co.	13,500	2,225,282
Chugai Pharmaceutical Co. Ltd.	2,600	282,381
Daiichi Sankyo Co. Ltd.	9,200	562,073
East Japan Railway Co.	43,900	3,385,752
Japan Retail Fund Investment Corp.	104	197,751
NH Foods Ltd.	28,600	1,079,145
Nippon Prologis REIT Inc.	52	141,106
Nisshin Seifun Group Inc.	20,800	352,114
Nissin Foods Holdings Co. Ltd.	2,800	220,646
Nomura Real Estate Master Fund Inc.	78	123,871
Ono Pharmaceutical Co. Ltd.	10,400	213,081
Shionogi & Co. Ltd.	3,500	189,658
Sysmex Corp.	2,600	166,777
Terumo Corp.	10,400	335,338
TOTO Ltd.	14,100	535,294
Toyo Suisan Kaisha Ltd.	10,400	412,182
Unicharm Corp.	13,000	421,583
		10,906,367
Malaysia — 0.0%
PPB Group Bhd.	7,800	33,495
Mexico — 0.3%
Gruma SAB de CV, Series B	13,260	126,635
Kimberly-Clark de Mexico SAB de CV, Class A.	70,200	132,163
		258,798
Norway — 0.5%
Mowi ASA	19,136	399,921
Saudi Arabia — 0.1%
Almarai Co. JSC	6,006	73,324
Singapore — 1.1%
CapitaLand Commercial Trust	52,695	70,225

44	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Singapore (continued)
CapitaLand Mall Trust	83,200	$135,318
Keppel Corp. Ltd.	127,400	578,718
Mapletree Commercial Trust	57,200	86,064
		870,325
South Korea — 1.6%
Samsung SDI Co. Ltd.	5,512	1,338,855
Spain — 1.2%
Siemens Gamesa Renewable Energy SA	60,632	967,382
Sweden — 1.4%
Essity AB, Class B	38,818	1,151,515
Switzerland — 0.4%
Geberit AG, Registered	702	347,392
Taiwan — 1.3%
Standard Foods Corp.	26,000	58,303
Taiwan High Speed Rail Corp.	104,000	118,496
Uni-President Enterprises Corp.	364,000	879,962
		1,056,761
Thailand — 0.5%
B Grimm Power PCL, NVDR	86,900	124,615
BTS Group Holdings PCL, NVDR	444,600	153,578
Global Power Synergy PCL, NVDR	80,600	160,919
		439,112
United Kingdom — 9.8%
Berkeley Group Holdings PLC	39,260	2,383,980
Johnson Matthey PLC	104,520	3,352,272
Pearson PLC	322,998	2,300,466
		8,036,718
United States — 31.8%
AbbVie Inc.	38,792	3,324,862
ABIOMED Inc.(c)	728	109,389
Acuity Brands Inc.(a)	5,512	566,964
Amgen Inc.	13,130	2,622,455
Baxter International Inc.	8,866	740,045
BioMarin Pharmaceutical Inc.(c)	2,782	251,409
Citrix Systems Inc.	7,332	758,056
Colgate-Palmolive Co.	13,520	913,546
DexCom Inc.(a)(c)	702	193,752
Digital Realty Trust Inc.	9,204	1,105,492
Gilead Sciences Inc.	48,542	3,366,873
Healthpeak Properties Inc.	16,536	523,199
Hormel Foods Corp	11,908	495,373
Security	Shares	Value
United States (continued)
Insulet Corp.(c)	442	$83,967
Jazz Pharmaceuticals PLC(c)	2,288	262,159
Kimberly-Clark Corp.	16,536	2,169,358
Procter & Gamble Co. (The)	29,068	3,291,370
Regeneron Pharmaceuticals Inc.(c)	1,664	739,764
Sarepta Therapeutics Inc.(c)	468	53,572
Tesla Inc.(c)	4,238	2,830,942
Vertex Pharmaceuticals Inc.(c)	2,288	512,581
VMware Inc., Class A(c)	2,704	325,886
Vornado Realty Trust	8,554	458,323
Xylem Inc./NY	6,734	520,808
		26,220,145
Total Common Stocks — 100.3%
(Cost: $78,306,736)		82,641,639

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(c)	28,060	765
Total Warrants — 0.0%
(Cost: $0).		765

Short-Term Investments
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	2,011,012	2,012,420
Total Short-Term Investments — 2.4%
(Cost: $2,011,860)		2,012,420
Total Investments in Securities — 102.7%
(Cost: $80,318,596)		84,654,824
Other Assets, Less Liabilities — (2.7)%		(2,223,099)
Net Assets — 100.0%		$82,431,725

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,906,218	(895,206)	2,011,012	$2,012,420	$103,607	(b)	$897	$707
BlackRock Cash Funds: Treasury, SL Agency Shares	86,000	(86,000)	—	—	1,001		—	—
				$2,012,420	$104,608		$897	$707
(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	1	03/20/20	$91	$(9,921)
MSCI Emerging Markets E-Mini	1	03/20/20	50	(4,228)
				$(14,149)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,149

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$32,614
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(18,070)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$145,212

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

46	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$82,641,639	$—	$—	$82,641,639
Warrants	765	—	—	765
Money Market Funds	2,012,420	—	—	2,012,420
	$84,654,824	$—	$—	$84,654,824
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,149)	$—	$—	$(14,149)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	47

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares ESG MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF	iShares ESG MSCI USA ETF	iShares ESG MSCI USA Leaders ETF
ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$1,577,993,539	$585,257,953	$3,345,641,301	$1,787,557,907
Affiliated(c)	3,514,290	—	32,468,274	15,332,534
Cash	985	3,300,533	241	151
Foreign currency, at value(d)	3,395,578	1,349,921	—	—
Cash pledged:
Futures contracts	—	41,000	690,000	307,000
Foreign currency collateral pledged:
Futures contracts(e)	336,305	—	—	—
Receivables:
Investments sold	72,532,128	22,552,666	142,210,230	2,222,536
Securities lending income — Affiliated	817	—	4,546	2,865
Variation margin on futures contracts . .	—	14,248	—	—
Capital shares sold	1,164,138	—	1,625,664	160,134
Dividends	3,065,181	687,100	5,969,477	3,291,507
Tax reclaims	474,908	—	—	—
Total assets	1,662,477,869	613,203,421	3,528,609,733	1,808,874,634

LIABILITIES
Collateral on securities loaned, at value	3,490,438	—	7,560,943	3,940,759
Payables:
Investments purchased	74,527,470	22,802,217	140,354,129	4,956,358
Variation margin on futures contracts	298,845	—	31,390	16,490
Bank borrowings	—	2,628,148	—	—
Capital shares redeemed	878,843	—	4,667,801	—
Investment advisory fees	263,053	50,136	428,438	152,139
Total liabilities	79,458,649	25,480,501	153,042,701	9,065,746

NET ASSETS	$1,583,019,220	$587,722,920	$3,375,567,032	$1,799,808,888

NET ASSETS CONSIST OF:
Paid-in capital	$1,657,384,618	$638,014,637	$3,575,190,023	$1,732,669,165
Accumulated earnings (loss)	(74,365,398)	(50,291,717)	(199,622,991)	67,139,723
NET ASSETS	$1,583,019,220	$587,722,920	$3,375,567,032	$1,799,808,888

Shares outstanding	25,800,000	12,450,000	51,200,000	34,750,000
Net asset value	$61.36	$47.21	$65.93	$51.79
Shares authorized		Unlimited	Unlimited	Unlimited	Unlimited
Par value		None	None	None	None

(a)	Securities loaned, at value	$3,221,854	$—	$7,353,234	$3,869,097
(b)	Investments, at cost — Unaffiliated	$1,617,945,799	$634,985,633	$3,537,502,488	$1,737,595,296
(c)	Investments, at cost — Affiliated	$3,513,802	$—	$33,556,394	$15,337,596
(d)	Foreign currency, at cost .	$3,396,188	$1,358,622	$—	$—
(e)	Foreign currency collateral pledged, at cost . .	$339,264	$—	$—	$—

See notes to financial statements.

48	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited) (continued)

February 29, 2020

	iShares ESG MSCI USA Small-Cap ETF	iShares MSCI Global Impact ETF
ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$128,553,036	$82,642,404
Affiliated(c)	5,522,818	2,012,420
Cash	727	—
Foreign currency, at value(d) .	—	425,404
Cash pledged:
Futures contracts	—	8,000
Receivables:
Investments sold	6,344,913	6,344,673
Securities lending income — Affiliated	3,168	6,981
Capital shares sold . .	328,088	—
Dividends	116,827	39,181
Tax reclaims	—	20,881
Total assets	140,869,577	91,499,944

LIABILITIES
Bank overdraft	—	23,423
Collateral on securities loaned, at value	5,390,205	2,011,142
Deferred foreign capital gain tax	—	2,494
Payables:
Investments purchased	6,430,635	6,389,814
Variation margin on futures contracts	—	855
Capital shares redeemed .	—	606,356
Investment advisory fees	17,565	34,135
Total liabilities	11,838,405	9,068,219

NET ASSETS	$129,031,172	$82,431,725

NET ASSETS CONSIST OF:
Paid-in capital	$137,017,899	$77,575,554
Accumulated earnings (loss)	(7,986,727)	4,856,171
NET ASSETS	$129,031,172	$82,431,725

Shares outstanding	5,050,000	1,300,000
Net asset value	$25.55	$63.41
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$5,272,617	$1,909,876
(b) Investments, at cost — Unaffiliated	$134,736,570	$78,306,736
(c) Investments, at cost — Affiliated	$5,521,088	$2,011,860
(d) Foreign currency, at cost .	$—	$425,878

See notes to financial statements.

F i n a n c i a l S t a t m e n t s	49

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares ESG MSCI EAFE ETF	iShares ESG MSCI EM Leaders ETF(a)	iShares ESG MSCI USA ETF	iShares ESG MSCI USA Leaders ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$12,592,675	$843,426	$18,459,116	$16,785,408
Dividends — Affiliated	6,170	118	86,844	125,644
Interest — Unaffiliated . .	—	—	559	1,418
Securities lending income — Affiliated — net	12,485	—	17,020	24,128
Foreign taxes withheld	(906,874)	(96,630)	—	—
Total investment income . . .	11,704,456	746,914	18,563,539	16,936,598

EXPENSES
Investment advisory fees	1,337,508	50,136	1,313,020	862,848
Interest expense . .	—	367	—	—
Total expenses	1,337,508	50,503	1,313,020	862,848
Net investment income	10,366,948	696,411	17,250,519	16,073,750

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(20,796,458)	(1,166,660)	(30,303,034)	(3,932,035)
Investments — Affiliated .	393	—	(18,014)	2,356
In-kind redemptions — Unaffiliated	7,220,301	—	19,858,446	17,620,422
In-kind redemptions — Affiliated . . .	—	—	45,837	64,483
Futures contracts	473,321	83,514	19,359	352,988
Foreign currency transactions	27,710	(112,678)	—	—
Net realized gain (loss)	(13,074,733)	(1,195,824)	(10,397,406)	14,108,214
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(51,742,602)	(49,727,680)	(210,321,508)	5,592,528
Investments — Affiliated .	459	—	(999,615)	414,866
Futures contracts	(608,009)	(36,939)	(1,154,206)	(562,656)
Foreign currency translations	(7,480)	(27,685)	—	—
Net change in unrealized appreciation (depreciation)	(52,357,632)	(49,792,304)	(212,475,329)	5,444,738
Net realized and unrealized gain (loss)	(65,432,365)	(50,988,128)	(222,872,735)	19,552,952
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . .	$(55,065,417)	$(50,291,717)	$(205,622,216)	$35,626,702

(a)	For the period from February 05, 2020 (commencement of operations) to February 29, 2020.

See notes to financial statements.

50	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited) (continued)

Six Months Ended February 29, 2020

	iShares ESG MSCI USA Small-Cap ETF	iShares MSCI Global Impact ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$727,155	$418,173
Dividends — Affiliated	1,712	1,001
Securities lending income — Affiliated — net	17,849	103,607
Foreign taxes withheld	(517)	(10,631)
Total investment income	746,199	512,150

EXPENSES
Investment advisory fees	78,468	171,812
Commitment fees	—	5
Interest expense	—	17
Total expenses	78,468	171,834
Net investment income	667,731	340,316

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(1,417,633)	(305,481)
Investments — Affiliated.	(159)	897
In-kind redemptions — Unaffiliated	770,405	3,805,151
Futures contracts	—	32,614
Foreign currency transactions	—	180
Net realized gain (loss).	(647,387)	3,533,361
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(7,143,299)	1,854,749
Investments — Affiliated	1,441	707
Futures contracts	—	(18,070)
Foreign currency translations	—	208
Net change in unrealized appreciation (depreciation)	(7,141,858)	1,837,594
Net realized and unrealized gain (loss)	(7,789,245)	5,370,955
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,121,514)	$5,711,271

(a) Net of foreign capital gain tax of	$—	$(162)
(b) Net of deferred foreign capital gain tax of	$—	$978

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	51

Statements of Changes in Net Assets

	iShares ESG MSCI EAFE ETF		iShares ESG MSCI EM Leaders ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Period From 02/05/20(a) to 02/29/20 (unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,366,948	$21,367,923	$696,411
Net realized loss	(13,074,733)	(19,356,007)	(1,195,824)
Net change in unrealized appreciation (depreciation)	(52,357,632)	(1,108)	(49,792,304)
Net increase (decrease) in net assets resulting from operations	(55,065,417)	2,010,808	(50,291,717)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(12,497,803)	(19,168,507)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	732,802,903	574,628,544	638,014,637

NET ASSETS
Total increase in net assets	665,239,683	557,470,845	587,722,920
Beginning of period	917,779,537	360,308,692	—
End of period	$1,583,019,220	$917,779,537	$587,722,920

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares ESG MSCI USA ETF		iShares ESG MSCI USA Leaders ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Period From 05/07/19(a) to 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income.	$17,250,519	$3,269,574	$16,073,750	$7,848,123
Net realized gain (loss)	(10,397,406)	(1,392,058)	14,108,214	(1,434,104)
Net change in unrealized appreciation (depreciation)	(212,475,329)	10,563,135	5,444,738	43,993,349
Net increase (decrease) in net assets resulting from operations	(205,622,216)	12,440,651	35,626,702	50,407,368

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(8,319,261)	(2,815,030)	(15,632,551)	(2,800,982)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,293,604,003	187,304,865	200,749,637	1,531,458,714

NET ASSETS
Total increase in net assets	3,079,662,526	196,930,486	220,743,788	1,579,065,100
Beginning of period	295,904,506	98,974,020	1,579,065,100	—
End of period	$3,375,567,032	$295,904,506	$1,799,808,888	$1,579,065,100

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	53

Statements of Changes in Net Assets (continued)

	iShares ESG MSCI USA Small-Cap ETF		iShares MSCI Global Impact ETF
	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19	Six Months Ended 02/29/20 (unaudited)	Year Ended 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$667,731	$347,114	$340,316	$809,310
Net realized gain (loss)	(647,387)	(900,516)	3,533,361	(1,049,458)
Net change in unrealized appreciation (depreciation)	(7,141,858)	83,278	1,837,594	324,357
Net increase (decrease) in net assets resulting from operations	(7,121,514)	(470,124)	5,711,271	84,209

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(549,129)	(262,083)	(417,902)	(871,734)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions.	79,038,065	46,890,216	22,963,895	17,033,525

NET ASSETS
Total increase in net assets	71,367,422	46,158,009	28,257,264	16,246,000
Beginning of period	57,663,750	11,505,741	54,174,461	37,928,461
End of period	$129,031,172	$57,663,750	$82,431,725	$54,174,461

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG MSCI EAFE ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Period From 06/28/16(a) to 08/31/16

Net asset value, beginning of period.	$62.01		$65.51	$64.28	$55.84	$50.87
Net investment income(b)	0.52		2.12	2.16	1.87	0.16
Net realized and unrealized gain (loss)(c)	(0.57)		(3.92)	0.83	7.68	4.81
Net increase (decrease) from investment operations	(0.05)		(1.80)	2.99	9.55	4.97

Distributions(d)
From net investment income	(0.60)		(1.70)	(1.76)	(1.11)	—
Total distributions	(0.60)		(1.70)	(1.76)	(1.11)	—

Net asset value, end of period	$61.36		$62.01	$65.51	$64.28	$55.84

Total Return
Based on net asset value	(0.19	)%(e)	(2.68)%	4.64%	17.16%	9.79	%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.38%	0.40	%(f)
Net investment income	1.55	%(f)	3.39%	3.22%	3.10%	1.67	%(f)

Supplemental Data
Net assets, end of period (000)	$1,583,019		$917,780	$360,309	$122,123	$5,584
Portfolio turnover rate(g)	12	%(e)	26%	24%	9%	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	55

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares
	ESG MSCI
	EM
	Leaders
	ETF
	Period
	From
	02/05/20(a)
	to
	02/29/20
	(unaudited)

Net asset value, beginning of period	$51.43
Net investment income(b)	0.07
Net realized and unrealized loss(c)	(4.29)
Net decrease from investment operations	(4.22)

Net asset value, end of period	$47.21

Total Return
Based on net asset value	(8.21	)%(d)

Ratios to Average Net Assets
Total expenses	0.16	%(e)
Net investment income	2.22	%(e)

Supplemental Data
Net assets, end of period (000)	$587,723
Portfolio turnover rate(f)	8	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI USA ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Period From 12/01/16(a) to 08/31/17

Net asset value, beginning of period.	$64.33		$63.85	$54.15	$47.79
Net investment income(b)	0.69		1.17	1.09	0.71
Net realized and unrealized gain(c)	1.34		0.40	9.52	6.22
Net increase from investment operations	2.03		1.57	10.61	6.93

Distributions(d)
From net investment income	(0.43)		(1.09)	(0.80)	(0.57)
From net realized gain	—		—	(0.11)	—
Total distributions	(0.43)		(1.09)	(0.91)	(0.57)

Net asset value, end of period	$65.93		$64.33	$63.85	$54.15

Total Return
Based on net asset value	3.12	%(e)	2.59%	19.79%	14.55	%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.27	%(f)
Net investment income	1.97	%(f)	1.88%	1.83%	1.85	%(f)

Supplemental Data
Net assets, end of period (000)	$3,375,567		$295,905	$98,974	$10,830
Portfolio turnover rate(g)	13	%(e)	27%	28%	22	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI USA Leaders ETF
	Six Months Ended 02/29/20 (unaudited)		Period From 05/07/19(a) to 08/31/19

Net asset value, beginning of period	$50.77		$49.23
Net investment income(b).	0.50		0.32
Net realized and unrealized gain(c).	1.02		1.34
Net increase from investment operations	1.52		1.66

Distributions(d)
From net investment income	(0.50)		(0.12)
Total distributions	(0.50)		(0.12)

Net asset value, end of period.	$51.79		$50.77

Total Return
Based on net asset value	2.97	%(e)	3.38	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.11	%(f)
Total expenses after fees waived.	0.10	%(f)	0.10	%(f)
Net investment income	1.86	%(f)	2.00	%(f)

Supplemental Data
Net assets, end of period (000)	$1,799,809		$1,579,065
Portfolio turnover rate(g)	3	%(e)	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI USA Small-Cap ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Period From 04/10/18 to 08/31/18	(a)

Net asset value, beginning of period	$26.21		$28.76	$25.47
Net investment income(b)	0.20		0.36	0.12
Net realized and unrealized gain (loss)(c)	(0.69)		(2.58)	3.23
Net increase (decrease) from investment operations	(0.49)		(2.22)	3.35

Distributions(d)
From net investment income	(0.17)		(0.33)	(0.06)
Total distributions	(0.17)		(0.33)	(0.06)

Net asset value, end of period	$25.55		$26.21	$28.76

Total Return
Based on net asset value	(1.91	)%(e)	(7.69)%	13.16	%(e)

Ratios to Average Net Assets
Total expenses	0.17	%(f)	0.17%	0.17	%(f)
Net investment income	1.45	%(f)	1.35%	1.17	%(f)

Supplemental Data
Net assets, end of period (000)	$129,031		$57,664	$11,506
Portfolio turnover rate(g)	18	%(e)	34%	15	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Impact ETF
	Six Months Ended 02/29/20 (unaudited)		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Period From 04/20/16 to 08/31/16	(a)

Net asset value, beginning of period.	$57.03		$58.35	$55.92	$49.61	$48.70
Net investment income(b)	0.31		1.02	1.32	1.05	0.49
Net realized and unrealized gain (loss)(c)	6.43		(1.29)	2.65	6.44	0.65
Net increase (decrease) from investment operations	6.74		(0.27)	3.97	7.49	1.14

Distributions(d)
From net investment income	(0.36)		(1.05)	(1.54)	(1.18)	(0.23)
Total distributions	(0.36)		(1.05)	(1.54)	(1.18)	(0.23)

Net asset value, end of period	$63.41		$57.03	$58.35	$55.92	$49.61

Total Return
Based on net asset value.	11.83	%(e)	(0.40)%	7.16%	15.27%	2.38	%(e)

Ratios to Average Net Assets
Total expenses	0.49	%(f)	0.49%	0.49%	0.49%	0.49	%(f)
Net investment income	0.97	%(f)	1.79%	2.26%	2.05%	2.76	%(f)

Supplemental Data
Net assets, end of period (000)	$82,432		$54,174	$37,928	$25,164	$14,884
Portfolio turnover rate(g)	20	%(e)	43%	36%	32%	28	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.     ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
ESG MSCI EAFE	Diversified
ESG MSCI EM Leaders(a)	Non-diversified
ESG MSCI USA(b)	Diversified
ESG MSCI USA Leaders	Non-diversified
ESG MSCI USA Small-Cap	Non-diversified
MSCI Global Impact	Diversified

(a)   The Fund commenced operations on February 05, 2020.

(b)   The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.     SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N o t e s t o F i n a n c i a l S t a t e m e n t s	61

Notes to Financial Statements (unaudited) (continued)

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.   SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

62	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
ESG MSCI EAFE BNP Paribas Prime Brokerage International Ltd.	$1,056,517	$1,056,517		$—	$—
Credit Suisse AG Dublin Branch	549,981	549,981		—	—
Morgan Stanley & Co. LLC	1,347,296	1,347,296		—	—
Wells Fargo Bank, National Association	268,060	268,060		—	—
	$3,221,854	$3,221,854		$—	$—
ESG MSCI USA
Credit Suisse AG Dublin Branch	$2,731,987	$2,676,558		$—	$(55,429)	(b)
Credit Suisse Securities (USA) LLC	309,736	309,736		—	—
JPMorgan Securities LLC	1,694	11,606		—	(88)	(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,743,855	3,743,855		—	—
Wells Fargo Bank, National Association	555,962	555,962		—	—
	$7,353,234	$7,297,717		$—	$(55,517)
ESG MSCI USA Leaders Barclays Capital Inc.	$317,871	$316,056		$—	$(1,815)	(b)
Credit Suisse AG Dublin Branch	7,453	7,305		—	(148)	(b)
Credit Suisse Securities (USA) LLC	67,565	67,565		—	—
Goldman Sachs & Co.	700,875	700,875		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	415,815	415,815		—	—
UBS Securities LLC	1,472,895	1,472,895		—	—
Wells Fargo Securities LLC	886,623	886,623		—	—
	$3,869,097	$3,867,134		$—	$(1,963)
ESG MSCI USA Small-Cap Barclays Capital Inc.	$160,456	$160,456		$—	$—
BofA Securities, Inc.	922,862	922,862		—	—
Citadel Clearing LLC	181,525	181,525		—	—
Citigroup Global Markets Inc.	1,530,507	1,530,507		—	—
Credit Suisse AG Dublin Branch	852,575	852,575		—	—
Credit Suisse Securities (USA) LLC	51,921	51,921		—	—
HSBC Bank PLC	85,376	82,661		—	(2,715)	(b)
Jefferies LLC	53,877	53,877		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,314,103	1,314,103		—	—
Scotia Capital (USA) Inc.	21,767	21,767		—	—
UBS AG	97,648	97,648		—	—
	$5,272,617	$5,269,902		$—	$(2,715)
MSCI Global Impact
Credit Suisse Securities (USA) LLC	$1,058,737	$1,058,737		$—	$—
JPMorgan Securities LLC	680,996	680,996		—	—
Morgan Stanley & Co. LLC	59,743	59,743		—	—
Wells Fargo Bank, National Association	10,400	110,400		—	—
	$1,909,876	$1,909,876		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N o t e s t o F i n a n c i a l S t a t e m e n t s	63

Notes to Financial Statements (unaudited) (continued)

(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG MSCI EAFE	0 20%
ESG MSCI EM Leaders	0.16
ESG MSCI USA	0.15
ESG MSCI USA Leaders	0.10
ESG MSCI USA Small-Cap	0.17
MSCI Global Impact	0.49

Distributor BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,

N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of the iShares ESG MSCI USA ETF, iShares ESG MSCI USA Leaders ETF and iShares ESG MSCI USA Small-Cap ETF (the “Group 1 Fund”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

64	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each of the iShares ESG MSCI EAFE ETF, iShares ESG MSCI EM Leaders ETF and iShares MSCI Global Impact ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Group 1 Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG MSCI EAFE	$3,340
ESG MSCI USA	7,226
ESG MSCI USA Leaders	10,316
ESG MSCI USA Small-Cap	7,222
MSCI Global Impact	23,439

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG MSCI USA Leaders	$13,045,099	$5,124,327	$(797,742)
ESG MSCI USA Small-Cap	2,159,250	3,176,875	(178,530)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.   PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
ESG MSCI EAFE	$230,561,638	$152,717,409
ESG MSCI EM Leaders	463,643,746	23,563,190
ESG MSCI USA	246,530,868	223,073,823
ESG MSCI USA Leaders	48,146,599	49,202,794
ESG MSCI USA Small-Cap	18,614,431	17,114,764
MSCI Global Impact	25,522,241	13,936,798

N o t e s t o F i n a n c i a l S t a t e m e n t s	65

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG MSCI EAFE	$691,469,669	$37,622,067
ESG MSCI EM Leaders	196,071,816	—
ESG MSCI USA	3,453,389,482	187,759,602
ESG MSCI USA Leaders	325,217,766	122,120,285
ESG MSCI USA Small-Cap	80,086,259	2,784,994
MSCI Global Impact	20,677,897	8,906,221

8.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
ESG MSCI EAFE	$9,800,454
ESG MSCI USA	,474,894
ESG MSCI USA Leaders	1,532,638
ESG MSCI USA Small-Cap	722,702
MSCI Global Impact	1,595,674

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG MSCI EAFE	$1,635,853,903	$65,064,279	$(119,917,800)	$(54,853,521)
ESG MSCI EM Leaders	634,985,633	755,640	(50,520,259)	(49,764,619)
ESG MSCI USA	3,574,969,789	37,577,296	(235,591,716)	(198,014,420)
ESG MSCI USA Leaders	1,753,251,978	121,228,120	(72,109,119)	49,119,001
ESG MSCI USA Small-Cap	140,923,313	5,241,504	(12,088,963)	(6,847,459)
MSCI Global Impact	81,819,076	7,778,021	(4,956,422)	2,821,599

9.    LINE OF CREDIT

The iShares ESG MSCI EM Leaders ETF, effective February 5, 2020, and iShares MSCI Global Impact ETF, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

66	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 29, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG MSCI EM Leaders	$2,627,781	$28,877	2.58%
MSCI Global Impact	101,000	1,110	3.13

10.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

N o t e s t o F i n a n c i a l S t a t e m e n t s	67

Notes to Financial Statements (unaudited) (continued)

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Year Ended 08/31/19

iShares ETF	Shares	Amount	Shares	Amount
ESG MSCI EAFE
Shares sold	11,600,000	$771,398,233	9,300,000	$574,628,544
Shares redeemed	(600,000)	(38,595,330)	—	—
Net increase	11,000,000	$732,802,903	9,300,000	$574,628,544

	Period Ended 02/29/20
iShares ETF	Shares	Amount
ESG MSCI EM Leaders
Shares sold	12,450,000	$638,014,637

	Six Months Ended 02/29/20		Year Ended 08/31/19

iShares ETF	Shares	Amount	Shares	Amount
ESG MSCI USA
Shares sold	49,500,000	$3,486,855,857	3,250,000	$199,570,624
Shares redeemed	(2,900,000)	(193,251,854)	(200,000)	(12,265,759)
Net increase	46,600,000	$3,293,604,003	3,050,000	$187,304,865

	Six Months Ended 02/29/20		Period Ended 08/31/19

iShares ETF	Shares	Amount	Shares	Amount
ESG MSCI USA Leaders
Shares sold	5,950,000	$326,261,488	31,950,000	$1,572,706,856
Shares redeemed	(2,300,000)	(125,511,851)	(850,000)	(41,248,142)
Net increase	3,650,000	$200,749,637	31,100,000	$1,531,458,714

	Six Months Ended 02/29/20		Year Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
ESG MSCI USA Small-Cap
Shares sold	2,950,000	$81,854,272	1,900,000	$49,470,939
Shares redeemed	(100,000)	(2,816,207)	(100,000)	(2,580,723)
Net increase	2,850,000	$79,038,065	1,800,000	$46,890,216
MSCI Global Impact
Shares sold	500,000	$32,476,471	350,000	$19,922,627
Shares redeemed	(150,000)	(9,512,576)	(50,000)	(2,889,102)
Net increase	350,000	$22,963,895	300,000	$17,033,525

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

68	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.   LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	69

Board Review and Approval of Investment Advisory Contract

For iShares ESG MSCI EM Leaders ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFAas investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFAreports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates

70	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Board Review and Approval of Investment Advisory Contract (continued)

do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA(or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B o a r d R e v i e w a n d A p p r o v a l o f I n v e s t m e n t A d v i s o r y C o n t r a c t	71

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares ESG MSCI EAFE ETF, iShares ESG MSCI USA ETF, iShares ESG MSCI USA Leaders ETF, iShares ESG MSCI USA Small-Cap ETF and iShares MSCI Global Impact ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

72	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG MSCI EAFE(a)	$0.531567	$—	$0.066414	$0.597981	89%	—%	11%	100%
ESG MSCI USA(a)	0.376077	—	0.050543	0.426620	88	—	12	100
ESG MSCI USA Leaders(a)	0.448043	—	0.051598	0.499641	90	—	10	100
ESG MSCI USA Small-Cap(a)	0.139085	—	0.034282	0.173367	80	—	20	100
MSCI Global Impact(a)	0.345085	—	0.018308	0.363393	95	—	5	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. Areturn of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S u p p l e m e n t a l I n f o r m at i o n	73

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

74	2 0 2 0 i S h a r e s S e m i - A n n u a R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

G l o s s a r y o f T e r m s U s e d i n T h i s R e p o r t	75

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-817-0220

FEBRUARY 29, 2020

2020 Semi-Annual Report
(Unaudited)

iShares Trust

●	iShares MSCI Japan Equal Weighted ETF | EWJE | NASDAQ

●	iShares MSCI Japan Value ETF | EWJV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of February 29, 2020	iShares® MSCI Japan Equal Weighted ETF

Investment Objective

The iShares MSCI Japan Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted Japanese equities, as represented by the MSCI Japan Equal Weighted Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
		Since
	6 Months	Inception
Fund NAV	(1.13)%	(2.26)%
Fund Market	(2.69)	(3.92)
Index	(1.14)	(2.40)

The inception date of the Fund was 3/5/19. The first day of secondary market trading was 3/7/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09 /01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$988.70	$0.74		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	22.1%
Consumer Discretionary	15.8
Information Technology	11.5
Financials	10.2
Materials	9.1
Consumer Staples	8.7
Health Care	8.2
Real Estate	5.8
Communication Services	4.9
Utilities	2.9
Energy	0.8
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Tokyo Electron Ltd.	0.7%
Disco Corp.	0.6
Hoya Corp.	0.6
FANUC Corp.	0.5
Nippon Building Fund Inc.	0.5
Eisai Co. Ltd.	0.5
Hitachi High-Technologies Corp.	0.5
LINE Corp.	0.5
Olympus Corp.	0.5
Hitachi Metals Ltd.	0.5

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of February 29, 2020	iShares® MSCI Japan Value ETF

Investment Objective

The iShares MSCI Japan Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities with value characteristics and relatively lower valuations, as represented by the MSCI Japan Value Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
		Since
	6 Months	Inception
Fund NAV	0.95%	(1.17)%
Fund Market	(0.50)	(2.72)
Index.	0.92	(1.40)

The inception date of the Fund was 3/5/19. The first day of secondary market trading was 3/7/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,009.50	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Consumer Discretionary	23.2%
Industrials	19.5
Financials	18.5
Communication Services	12.5
Materials	6.2
Information Technology	5.5
Health Care	4.1
Real Estate	3.9
Utilities	3.1
Consumer Staples	1.9
Energy	1.6
TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Toyota Motor Corp.	9.1%
SoftBank Group Corp.	4.4
Mitsubishi UFJ Financial Group Inc.	3.7
Takeda Pharmaceutical Co. Ltd.	3.2
KDDI Corp.	3.1
Sumitomo Mitsui Financial Group Inc.	2.7
Honda Motor Co. Ltd.	2.6
NTT DOCOMO Inc.	2.2
Mizuho Financial Group Inc.	2.0
Nippon Telegraph & Telephone Corp.	1.9

(a)	Excludes money market funds.

4	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	5

Schedule of Investments (unaudited)	iShares® MSCI Japan Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
SG Holdings Co. Ltd.	1,000	$19,728
Yamato Holdings Co. Ltd.	1,200	18,935
		38,663
Airlines — 0.6%
ANA Holdings Inc.	600	16,173
Japan Airlines Co. Ltd.	800	19,862
		36,035
Auto Components — 3.1%
Aisin Seiki Co. Ltd.	600	19,469
Bridgestone Corp.	600	20,058
Denso Corp.	400	15,649
Koito Manufacturing Co. Ltd.	400	15,797
NGK Spark Plug Co. Ltd.	1,000	16,456
Stanley Electric Co. Ltd.	800	19,550
Sumitomo Electric Industries Ltd.	1,400	16,750
Sumitomo Rubber Industries Ltd.	1,600	16,658
Toyoda Gosei Co. Ltd.	1,000	21,379
Toyota Industries Corp.	400	21,175
Yokohama Rubber Co. Ltd. (The)	1,000	16,289
		199,230
Automobiles — 2.7%
Honda Motor Co. Ltd.	800	20,763
Isuzu Motors Ltd.	1,800	16,955
Mazda Motor Corp	2,300	15,992
Mitsubishi Motors Corp.	5,600	18,638
Nissan Motor Co. Ltd.	4,500	19,341
Subaru Corp.	800	19,428
Suzuki Motor Corp.	400	16,083
Toyota Motor Corp.	400	26,429
Yamaha Motor Co. Ltd.	1,000	16,020
		169,649
Banks — 4.3%
Aozora Bank Ltd.	600	15,030
Bank of Kyoto Ltd. (The)	600	20,442
Chiba Bank Ltd. (The)	4,000	19,765
Concordia Financial Group Ltd.	5,000	17,244
Fukuoka Financial Group Inc.	1,000	15,241
Japan Post Bank Co. Ltd.	1,600	14,299
Mebuki Financial Group Inc.	10,200	19,953
Mitsubishi UFJ Financial Group Inc.	4,000	19,725
Mizuho Financial Group Inc.	13,000	17,789
Resona Holdings Inc.	4,400	16,692
Seven Bank Ltd.	6,800	17,904
Shinsei Bank Ltd.	1,600	21,316
Shizuoka Bank Ltd. (The)	2,600	16,439
Sumitomo Mitsui Financial Group Inc.	600	19,380
Sumitomo Mitsui Trust Holdings Inc.	600	20,581
		271,800
Beverages — 1.1%
Asahi Group Holdings Ltd.	400	15,390
Coca-Cola Bottlers Japan Holdings Inc.	800	18,430
Kirin Holdings Co. Ltd.	1,000	19,237
Suntory Beverage & Food Ltd.	400	15,241
		68,298
Biotechnology — 0.3%
PeptiDream Inc.(a)	400	15,946
Security	Shares	Value

Building Products — 1.4%
AGC Inc.	600	$17,244
Daikin Industries Ltd.	200	27,303
LIXIL Group Corp.	1,400	21,026
TOTO Ltd.	600	22,778
		88,351
Capital Markets — 1.2%
Daiwa Securities Group Inc.	4,000	17,029
Japan Exchange Group Inc.	1,200	20,192
Nomura Holdings Inc.	5,200	23,116
SBI Holdings Inc.	800	16,131
		76,468
Chemicals — 6.2%
Air Water Inc.	1,000	13,248
Asahi Kasei Corp.	1,800	15,030
Daicel Corp.	2,200	18,989
Hitachi Chemical Co. Ltd.	600	25,337
JSR Corp.	1,200	21,138
Kansai Paint Co. Ltd.	1,200	26,222
Kuraray Co. Ltd.	1,400	14,589
Mitsubishi Chemical Holdings Corp.	2,800	18,854
Mitsubishi Gas Chemical Co. Inc.	1,600	24,267
Mitsui Chemicals Inc.	800	17,348
Nippon Paint Holdings Co. Ltd.	600	27,395
Nissan Chemical Corp.	400	16,929
Nitto Denko Corp.	400	20,099
Shin-Etsu Chemical Co. Ltd.	200	22,519
Showa Denko KK	800	17,296
Sumitomo Chemical Co. Ltd.	4,200	15,302
Taiyo Nippon Sanso Corp.	1,200	21,482
Teijin Ltd.	1,200	19,747
Toray Industries Inc.	2,800	16,216
Tosoh Corp.	1,400	19,222
		391,229
Commercial Services & Supplies — 1.5%
Dai Nippon Printing Co. Ltd.	1,000	24,058
Park24 Co. Ltd.	800	15,597
Secom Co. Ltd.	200	15,900
Sohgo Security Services Co. Ltd.	400	18,727
Toppan Printing Co. Ltd.	1,200	20,926
		95,208
Construction & Engineering — 1.6%
JGC Holdings Corp.	1,400	17,197
Kajima Corp.	1,600	17,251
Obayashi Corp.	2,200	22,211
Shimizu Corp.	2,400	21,850
Taisei Corp.	600	20,554
		99,063
Construction Materials — 0.3%
Taiheiyo Cement Corp.	800	19,751

Consumer Finance — 1.1%
Acom Co. Ltd.	6,000	24,698
AEON Financial Service Co. Ltd.	1,200	17,444
Credit Saison Co. Ltd.	1,800	26,166
		68,308
Containers & Packaging — 0.3%
Toyo Seikan Group Holdings Ltd.	1,200	19,246

6	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	800	$20,633

Diversified Financial Services — 1.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,000	22,880
ORIX Corp.	1,400	22,610
Tokyo Century Corp.	500	20,767
		66,257
Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	800	18,760

Electric Utilities — 1.8%
Chubu Electric Power Co. Inc.	1,200	15,659
Chugoku Electric Power Co. Inc. (The)	1,800	23,963
Kansai Electric Power Co. Inc. (The)	1,600	17,274
Kyushu Electric Power Co. Inc.	3,200	23,199
Tohoku Electric Power Co. Inc.	2,200	19,335
Tokyo Electric Power Co. Holdings Inc.(a)	3,200	12,163
		111,593
Electrical Equipment — 1.0%
Fuji Electric Co. Ltd.	600	16,482
Mitsubishi Electric Corp.	1,600	20,337
Nidec Corp.	200	23,696
		60,515
Electronic Equipment, Instruments & Components — 3.6%
Alps Alpine Co. Ltd.	1,000	15,380
Hamamatsu Photonics KK	600	23,279
Hirose Electric Co. Ltd.	200	21,249
Hitachi High-Technologies Corp.	400	29,555
Hitachi Ltd.	600	20,231
Kyocera Corp.	400	25,202
Murata Manufacturing Co. Ltd.	400	21,215
Omron Corp.	400	21,657
Shimadzu Corp.	800	19,491
TDK Corp.	200	19,376
Yokogawa Electric Corp.	800	12,883
		229,518
Entertainment — 1.2%
Konami Holdings Corp.	600	21,666
Nexon Co. Ltd.	1,200	19,102
Square Enix Holdings Co. Ltd.	400	16,131
Toho Co. Ltd.	600	18,495
		75,394
Equity Real Estate Investment Trusts (REITs) — 3.1%
Daiwa House REIT Investment Corp.	8	19,966
Japan Prime Realty Investment Corp.	6	26,422
Japan Real Estate Investment Corp.	4	27,293
Japan Retail Fund Investment Corp.	6	11,409
Nippon Building Fund Inc.	4	30,001
Nippon Prologis REIT Inc.	10	27,136
Nomura Real Estate Master Fund Inc.	14	22,233
Orix JREIT Inc.	10	19,005
United Urban Investment Corp.	8	12,801
		196,266
Food & Staples Retailing — 2.1%
Aeon Co. Ltd.	1,000	18,676
FamilyMart Co. Ltd.	600	13,272
Lawson Inc.	400	21,249
Seven & i Holdings Co. Ltd.	400	13,706
Sundrug Co. Ltd.	600	18,773
Security	Shares	Value
Food & Staples Retailing (continued)
Tsuruha Holdings Inc.	200	$23,233
Welcia Holdings Co. Ltd.	400	24,104
		133,013
Food Products — 3.0%
Ajinomoto Co. Inc.	1,400	23,518
Calbee Inc.	800	20,492
Kikkoman Corp.	400	18,579
MEIJI Holdings Co. Ltd.	200	11,941
NH Foods Ltd.	600	22,639
Nisshin Seifun Group Inc.	1,000	16,929
Nissin Foods Holdings Co. Ltd.	200	15,760
Toyo Suisan Kaisha Ltd.	600	23,780
Yakult Honsha Co. Ltd.	400	18,301
Yamazaki Baking Co. Ltd.	1,200	20,414
		192,353
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	1,400	22,649
Toho Gas Co. Ltd.	400	13,665
Tokyo Gas Co. Ltd.	800	16,191
		52,505
Health Care Equipment & Supplies — 2.0%
Asahi Intecc Co. Ltd.	800	19,180
Hoya Corp.	400	35,633
Olympus Corp.	1,600	29,103
Sysmex Corp.	400	25,658
Terumo Corp.	600	19,346
		128,920
Health Care Providers & Services — 0.8%
Alfresa Holdings Corp.	1,000	17,577
Medipal Holdings Corp.	800	14,626
Suzuken Co. Ltd.	600	19,886
		52,089
Health Care Technology — 0.4%
M3 Inc.	1,000	25,829

Hotels, Restaurants & Leisure — 0.6%
McDonald's Holdings Co. Japan Ltd.	400	16,799
Oriental Land Co. Ltd.	200	22,741
		39,540
Household Durables — 3.0%
Casio Computer Co. Ltd.	1,400	24,102
Iida Group Holdings Co. Ltd.	1,200	16,231
Nikon Corp.	1,400	14,394
Panasonic Corp.	2,200	21,018
Rinnai Corp.	400	27,330
Sekisui Chemical Co. Ltd.	1,400	20,884
Sekisui House Ltd.	1,200	23,552
Sharp Corp.	1,800	21,026
Sony Corp.	400	24,516
		193,053
Household Products — 0.8%
Lion Corp.	1,000	16,558
Pigeon Corp.	400	13,572
Unicharm Corp.	600	19,458
		49,588
Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	800	17,177

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates — 0.5%
Keihan Holdings Co. Ltd.	400	$16,243
Toshiba Corp.	600	16,270
		32,513
Insurance — 2.6%
Dai-ichi Life Holdings Inc.	1,400	19,190
Japan Post Holdings Co. Ltd.	1,900	16,570
Japan Post Insurance Co. Ltd.	1,200	18,434
MS&AD Insurance Group Holdings Inc.	600	19,374
Sompo Holdings Inc.	600	22,339
Sony Financial Holdings Inc.	1,200	24,008
T&D Holdings Inc.	2,100	20,734
Tokio Marine Holdings Inc.	400	21,512
		162,161
Interactive Media & Services — 1.2%
Kakaku.com Inc.	1,000	21,416
LINE Corp.(a)	600	29,537
Z Holdings Corp.	7,000	25,504
		76,457
Internet & Direct Marketing Retail — 0.9%
Mercari Inc.(a)	1,000	22,649
Rakuten Inc.	2,800	23,440
ZOZO Inc.	800	11,229
		57,318
IT Services — 3.0%
Fujitsu Ltd.	200	20,785
GMO Payment Gateway Inc.	400	24,549
Itochu Techno-Solutions Corp.	800	22,205
NEC Corp.	600	22,473
Nomura Research Institute Ltd.	1,200	26,199
NTT Data Corp.	1,800	21,544
Obic Co. Ltd.	200	24,642
Otsuka Corp.	600	25,671
		188,068
Leisure Products — 1.7%
Bandai Namco Holdings Inc.	400	19,914
Sankyo Co. Ltd.	600	19,719
Sega Sammy Holdings Inc.	1,600	21,108
Shimano Inc.	200	28,035
Yamaha Corp.	400	19,654
		108,430
Machinery — 6.8%
Amada Holdings Co. Ltd.	2,000	18,690
Daifuku Co. Ltd.	400	23,808
FANUC Corp.	200	33,319
Hino Motors Ltd.	2,600	21,501
Hitachi Construction Machinery Co. Ltd.	800	19,751
Hoshizaki Corp.	200	16,947
IHI Corp.	800	16,828
JTEKT Corp.	1,800	17,572
Kawasaki Heavy Industries Ltd.	1,000	18,171
Komatsu Ltd.	800	16,187
Kubota Corp.	1,400	19,767
Kurita Water Industries Ltd.	800	20,730
Makita Corp.	600	20,776
MINEBEA MITSUMI Inc.	1,200	21,182
MISUMI Group Inc.	800	16,888
Mitsubishi Heavy Industries Ltd.	400	12,679
Nabtesco Corp.	800	21,597
Security	Shares	Value
Machinery (continued)
NGK Insulators Ltd.	1,400	$22,026
NSK Ltd.	2,600	19,934
Sumitomo Heavy Industries Ltd.	600	13,083
THK Co. Ltd.	800	18,341
Yaskawa Electric Corp.	600	18,829
		428,606
Marine — 0.5%
Mitsui OSK Lines Ltd.	800	16,621
Nippon Yusen KK	1,200	17,177
		33,798
Media — 0.9%
CyberAgent Inc.(b)	600	22,778
Dentsu Group Inc.	600	15,642
Hakuhodo DY Holdings Inc.	1,400	16,341
		54,761
Metals & Mining — 1.9%
Hitachi Metals Ltd.	2,000	28,610
JFE Holdings Inc.	2,200	20,437
Maruichi Steel Tube Ltd.	800	19,432
Mitsubishi Materials Corp.	800	18,289
Nippon Steel Corp.	1,200	13,528
Sumitomo Metal Mining Co. Ltd.	800	19,917
		120,213
Multiline Retail — 1.6%
Isetan Mitsukoshi Holdings Ltd.	2,200	14,420
J Front Retailing Co. Ltd.	1,800	19,141
Marui Group Co. Ltd.	1,200	23,429
Pan Pacific International Holdings Corp.	1,600	26,522
Ryohin Keikaku Co. Ltd.	1,400	19,183
		102,695
Oil, Gas & Consumable Fuels — 0.8%
Idemitsu Kosan Co. Ltd.	800	19,713
Inpex Corp.	2,000	17,298
JXTG Holdings Inc.	4,000	16,094
		53,105
Paper & Forest Products — 0.3%
Oji Holdings Corp.	4,300	20,530

Personal Products — 1.4%
Kao Corp.	200	14,589
Kobayashi Pharmaceutical Co. Ltd.	200	14,555
Kose Corp.	200	23,993
Pola Orbis Holdings Inc.	600	11,481
Shiseido Co. Ltd.	400	23,800
		88,418
Pharmaceuticals — 4.6%
Astellas Pharma Inc.	1,400	22,052
Chugai Pharmaceutical Co. Ltd.	200	21,722
Daiichi Sankyo Co. Ltd.	400	24,438
Eisai Co. Ltd.	400	29,596
Hisamitsu Pharmaceutical Co. Inc.	400	17,930
Kyowa Kirin Co. Ltd.	1,000	23,826
Nippon Shinyaku Co. Ltd.	200	14,815
Ono Pharmaceutical Co. Ltd.	1,000	20,488
Otsuka Holdings Co. Ltd.	600	22,695
Santen Pharmaceutical Co. Ltd.	1,400	22,480
Shionogi & Co. Ltd.	400	21,675
Sumitomo Dainippon Pharma Co. Ltd.	1,200	17,366

8	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	200	$12,404
Takeda Pharmaceutical Co. Ltd.	600	20,932
		292,419
Professional Services — 0.6%
Persol Holdings Co. Ltd.	1,200	15,898
Recruit Holdings Co. Ltd.	600	20,904
		36,802
Real Estate Management & Development — 2.7%
Aeon Mall Co. Ltd.	1,200	17,032
Daito Trust Construction Co. Ltd.	200	20,350
Daiwa House Industry Co. Ltd.	600	16,573
Hulic Co. Ltd.	2,200	24,638
Mitsubishi Estate Co. Ltd.	1,000	17,095
Mitsui Fudosan Co. Ltd.	800	18,375
Nomura Real Estate Holdings Inc.	1,000	21,583
Sumitomo Realty & Development Co. Ltd.	400	12,505
Tokyu Fudosan Holdings Corp.	3,600	22,728
		170,879
Road & Rail — 4.0%
East Japan Railway Co.	200	15,425
Hankyu Hanshin Holdings Inc.	600	19,747
Keikyu Corp.	1,200	18,223
Keio Corp.	400	19,246
Keisei Electric Railway Co. Ltd.	600	19,219
Kintetsu Group Holdings Co. Ltd.	400	17,299
Kyushu Railway Co.	600	18,050
Nagoya Railroad Co. Ltd.	800	20,908
Nippon Express Co. Ltd.	400	19,172
Odakyu Electric Railway Co. Ltd.	800	15,456
Seibu Holdings Inc.	1,200	16,977
Tobu Railway Co. Ltd.	800	23,882
Tokyu Corp.	1,200	18,423
West Japan Railway Co.	200	14,125
		256,152
Semiconductors & Semiconductor Equipment — 2.5%
Advantest Corp.	600	27,340
Disco Corp.	200	40,569
Renesas Electronics Corp.(a)	2,400	14,485
Rohm Co. Ltd.	200	13,165
SUMCO Corp.	1,400	21,299
Tokyo Electron Ltd.	200	41,394
		158,252
Software — 0.6%
Oracle Corp. Japan.	200	15,649
Trend Micro Inc.	400	19,914
		35,563
Specialty Retail — 1.7%
ABC-Mart Inc.	400	22,843
Nitori Holdings Co. Ltd.	200	27,748
Shimamura Co. Ltd.	200	13,369
USS Co. Ltd.	1,400	22,142
Yamada Denki Co. Ltd.	4,600	22,133
		108,235
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	1,200	$21,393
Canon Inc.	800	20,274
FUJIFILM Holdings Corp.	400	19,569
Konica Minolta Inc.	2,200	11,952
Ricoh Co. Ltd.	2,000	18,634
Seiko Epson Corp.	1,400	19,832
		111,654
Tobacco — 0.3%
Japan Tobacco Inc.	800	15,901

Trading Companies & Distributors — 2.3%
ITOCHU Corp.	1,200	27,384
Marubeni Corp.	2,800	18,607
Mitsubishi Corp.	800	19,951
Mitsui & Co. Ltd.	1,200	19,842
MonotaRO Co. Ltd.	1,000	22,250
Sumitomo Corp.	1,400	20,046
Toyota Tsusho Corp.	600	18,162
		146,242
Transportation Infrastructure — 0.6%
Japan Airport Terminal Co. Ltd.	600	23,474
Kamigumi Co. Ltd.	800	15,375
		38,849
Wireless Telecommunication Services — 1.3%
KDDI Corp.	800	22,680
NTT DOCOMO Inc.	800	21,713
Softbank Corp.	1,600	20,952
SoftBank Group Corp.	400	18,590
		83,935
Total Common Stocks — 99.5%
(Cost: $6,536,592)		6,302,204

Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(c)(d)(e)	23,747	23,763
Total Short-Term Investments — 0.4%
(Cost: $23,756)		23,763
Total Investments in Securities — 99.9%
(Cost: $6,560,348)		6,325,967
Other Assets, Less Liabilities — 0.1%		3,466
Net Assets — 100.0%		$6,329,433

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	23,747	23,747	$23,763	$745	(b)	$6		$7
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	(1,000)	—	—	18		—		—
				$23,763	$763		$6		$7

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	1	03/12/20	$14	$(2,160)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,160

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$5,317

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,726)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,038

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

10	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Equal Weighted ETF

February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,302,204	$—	$—	$6,302,204
Money Market Funds	23,763	—	—	23,763
	$6,325,967	$—	$—	$6,325,967
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,160)	$—	$—	$(2,160)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Yamato Holdings Co. Ltd.	900	$14,201

Airlines — 0.2%
Japan Airlines Co. Ltd.	600	14,896

Auto Components — 4.0%
Aisin Seiki Co. Ltd .	600	19,469
Bridgestone Corp .	2,400	80,234
Denso Corp.	1,800	70,421
NGK Spark Plug Co. Ltd .	600	9,873
Sumitomo Electric Industries Ltd.	3,300	39,481
Sumitomo Rubber Industries Ltd.	900	9,370
Toyoda Gosei Co. Ltd.	300	6,414
Toyota Industries Corp	600	31,762
Yokohama Rubber Co. Ltd. (The)	600	9,773
		276,797
Automobiles — 14.2%
Honda Motor Co. Ltd.	6,900	179,081
Isuzu Motors Ltd.	2,400	22,606
Mazda Motor Corp.	2,400	16,688
Mitsubishi Motors Corp.	3,300	10,983
Nissan Motor Co. Ltd.	10,200	43,839
Subaru Corp.	2,700	65,569
Toyota Motor Corp.	9,600	634,304
Yamaha Motor Co. Ltd.	1,200	19,224
		992,294
Banks — 11.1%
Aozora Bank Ltd.	600	15,030
Bank of Kyoto Ltd. (The)	300	10,221
Chiba Bank Ltd. (The)	2,400	11,859
Concordia Financial Group Ltd.	4,500	15,519
Fukuoka Financial Group Inc	600	9,145
Japan Post Bank Co. Ltd.	1,800	16,087
Mebuki Financial Group Inc.	3,900	7,629
Mitsubishi UFJ Financial Group Inc.	52,200	257,407
Mizuho Financial Group Inc.	102,900	140,806
Resona Holdings Inc	8,700	33,004
Seven Bank Ltd.	900	2,370
Shinsei Bank Ltd	900	11,990
Shizuoka Bank Ltd. (The)	1,800	11,381
Sumitomo Mitsui Financial Group Inc.	5,700	184,108
Sumitomo Mitsui Trust Holdings Inc.	1,500	51,453
		778,009
Building Products — 0.8%
AGC Inc	900	25,866
LIXIL Group Corp.	1,200	18,022
TOTO Ltd.	300	11,389
		55,277
Capital Markets — 1.8%
Daiwa Securities Group Inc.	6,300	26,820
Japan Exchange Group Inc.	900	15,144
Nomura Holdings Inc.	14,100	62,680
SBI Holdings Inc	900	18,148
		122,792
Chemicals — 4.1%
Asahi Kasei Corp.	5,400	45,091
Daicel Corp.	1,200	10,357
JSR Corp.	900	15,853

Security	Shares	Value

Chemicals (continued)
Kuraray Co. Ltd	1,500	$15,631
Mitsubishi Chemical Holdings Corp	5,400	36,361
Mitsubishi Gas Chemical Co. Inc	600	9,100
Mitsui Chemicals Inc.	900	19,516
Nitto Denko Corp.	600	30,149
Showa Denko KK	600	12,972
Sumitomo Chemical Co. Ltd.	6,600	24,047
Teijin Ltd	900	14,810
Toray Industries Inc.	6,000	34,749
Tosoh Corp.	1,200	16,476
		285,112
Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	900	21,652
Secom Co. Ltd.	300	23,849
Toppan Printing Co. Ltd	1,200	20,926
		66,427
Construction & Engineering — 1.4%
JGC Holdings Corp.	900	11,056
Kajima Corp	2,100	22,642
Obayashi Corp.	2,700	27,259
Shimizu Corp.	1,800	16,387
Taisei Corp.	600	20,553
		97,897
Construction Materials — 0.2%
Taiheiyo Cement Corp.	600	14,813

Consumer Finance — 0.3%
AEON Financial Service Co. Ltd.	600	8,722
Credit Saison Co. Ltd	600	8,722
		17,444
Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd	600	9,623

Diversified Financial Services — 1.6%
Mitsubishi UFJ Lease & Finance Co. Ltd..	1,500	8,580
ORIX Corp.	5,700	92,054
Tokyo Century Corp	300	12,460
		113,094
Diversified Telecommunication Services — 1.9%
Nippon Telegraph & Telephone Corp..	5,700	133,668

Electric Utilities — 1.9%
Chubu Electric Power Co. Inc.	2,700	35,231
Chugoku Electric Power Co. Inc. (The).	1,200	15,975
Kansai Electric Power Co. Inc. (The).	3,000	32,388
Kyushu Electric Power Co. Inc	1,500	10,875
Tohoku Electric Power Co. Inc.	1,800	15,820
Tokyo Electric Power Co. Holdings Inc.(a).	6,600	25,087
		135,376
Electrical Equipment — 1.4%
Mitsubishi Electric Corp	7,800	99,141
Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co. Ltd.	900	13,842
Hitachi Ltd.	1,500	50,577
Omron Corp	300	16,243
		80,662
Equity Real Estate Investment Trusts (REITs) — 2.4%
Daiwa House REIT Investment Corp..	9	22,461
Japan Prime Realty Investment Corp.	3	13,211

12	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Japan Real Estate Investment Corp.	3	$20,470
Japan Retail Fund Investment Corp.	12	22,818
Nippon Building Fund Inc	3	22,500
Nippon Prologis REIT Inc	3	8,141
Nomura Real Estate Master Fund Inc.	18	28,586
Orix JREIT Inc	6	11,403
United Urban Investment Corp	12	19,202
		168,792
Food Products — 0.5%
NH Foods Ltd	300	11,320
Nisshin Seifun Group Inc.	300	5,078
Toyo Suisan Kaisha Ltd	300	11,890
Yamazaki Baking Co. Ltd	300	5,104
		33,392
Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	1,500	24,267
Toho Gas Co. Ltd.	300	10,249
Tokyo Gas Co. Ltd.	1,500	30,357
		64,873
Health Care Providers & Services — 0.2%
Medipal Holdings Corp.	900	16,454

Household Durables — 4.1%
Casio Computer Co. Ltd.	600	10,329
Iida Group Holdings Co. Ltd.	600	8,116
Nikon Corp.	1,500	15,422
Panasonic Corp.	9,600	91,715
Sekisui House Ltd.	2,700	52,991
Sony Corp.	1,800	110,321
		288,894
Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd..	600	12,883

Industrial Conglomerates — 0.4%
Toshiba Corp.	900	24,406

Insurance — 3.6%
Dai-ichi Life Holdings Inc.	4,500	61,681
Japan Post Holdings Co. Ltd.	6,600	57,559
Japan Post Insurance Co. Ltd.	900	13,826
MS&AD Insurance Group Holdings Inc.	2,100	67,810
Sompo Holdings Inc	600	22,339
Sony Financial Holdings Inc.	300	6,002
T&D Holdings Inc.	2,400	23,696
		252,913
Interactive Media & Services — 0.6%
Z Holdings Corp	11,400	41,535

IT Services — 1.3%
Fujitsu Ltd.	900	93,534

Leisure Products — 0.1%
Sankyo Co. Ltd.	300	9,860

Machinery — 5.1%
Amada Holdings Co. Ltd.	1,500	14,018
FANUC Corp.	600	99,958
Hino Motors Ltd.	1,200	9,924
Hitachi Construction Machinery Co. Ltd.	600	14,813
IHI Corp.	300	6,311
JTEKT Corp	600	5,857

Security	Shares	Value

Machinery (continued)
Kawasaki Heavy Industries Ltd	300	$5,451
Komatsu Ltd.	3,900	78,911
Kubota Corp	1,500	21,179
Makita Corp	600	20,776
Mitsubishi Heavy Industries Ltd..	1,200	38,036
NGK Insulators Ltd.	600	9,440
NSK Ltd.	1,800	13,801
Sumitomo Heavy Industries Ltd.	600	13,083
THK Co. Ltd	300	6,878
		358,436
Marine — 0.2%
Mitsui OSK Lines Ltd	300	6,233
Nippon Yusen KK	600	8,588
		14,821
Media — 0.3%
Dentsu Group Inc.	900	23,463

Metals & Mining — 1.5%
Hitachi Metals Ltd	900	12,874
JFE Holdings Inc.	2,100	19,508
Maruichi Steel Tube Ltd	300	7,287
Mitsubishi Materials Corp	300	6,859
Nippon Steel Corp	3,300	37,202
Sumitomo Metal Mining Co. Ltd.	900	22,407
		106,137
Multiline Retail — 0.4%
Isetan Mitsukoshi Holdings Ltd	1,500	9,832
J Front Retailing Co. Ltd.	900	9,570
Marui Group Co. Ltd	600	11,715
		31,117
Oil, Gas & Consumable Fuels — 1.6%
Idemitsu Kosan Co. Ltd	692	17,052
Inpex Corp.	4,500	38,920
JXTG Holdings Inc	13,500	54,318
		110,290
Paper & Forest Products — 0.2%
Oji Holdings Corp.	3,600	17,188

Pharmaceuticals — 3.8%
Kyowa Kirin Co. Ltd.	600	14,296
Otsuka Holdings Co. Ltd.	900	34,042
Takeda Pharmaceutical Co. Ltd.	6,300	219,783
		268,121
Real Estate Management & Development — 1.4%
Aeon Mall Co. Ltd	300	4,258
Daiwa House Industry Co. Ltd.	2,400	66,294
Nomura Real Estate Holdings Inc.	600	12,950
Tokyu Fudosan Holdings Corp	2,700	17,046
		100,548
Road & Rail — 2.6%
Central Japan Railway Co.	600	98,902
Hankyu Hanshin Holdings Inc.	600	19,747
Kyushu Railway Co.	600	18,050
West Japan Railway Co	600	42,375
		179,074
Semiconductors & Semiconductor Equipment — 0.3%
SUMCO Corp	1,200	18,256

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 0.2%
Trend Micro Inc.	300	$14,935

Specialty Retail — 0.2%
Yamada Denki Co. Ltd.	2,700	12,991

Technology Hardware, Storage & Peripherals — 2.6%
Brother Industries Ltd	900	16,045
Canon Inc.	4,200	106,436
Konica Minolta Inc.	2,100	11,409
Ricoh Co. Ltd.	3,000	27,951
Seiko Epson Corp.	1,200	16,999
		178,840
Tobacco — 1.5%
Japan Tobacco Inc.	5,100	101,371

Trading Companies & Distributors — 6.0%
ITOCHU Corp.	3,000	68,461
Marubeni Corp.	6,600	43,859
Mitsubishi Corp.	3,600	89,779
Mitsui & Co. Ltd.	7,200	119,049
Sumitomo Corp.	5,100	73,026
Toyota Tsusho Corp	900	27,242
		421,416
Transportation Infrastructure — 0.2%
Kamigumi Co. Ltd	600	11,531

Security	Shares	Value
Wireless Telecommunication Services — 9.6%
KDDI Corp.	7,500	$212,627
NTT DOCOMO Inc.	5,700	154,700
SoftBank Group Corp	6,600	306,734
		674,061
Total Common Stocks — 99.4%
(Cost: $7,370,290)		6,957,655

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	1,000	1,000
Total Short-Term Investments — 0.0%
(Cost: $1,000)		1,000
Total Investments in Securities — 99.4%
(Cost: $7,371,290)		6,958,655
Other Assets, Less Liabilities — 0.6%		43,312
Net Assets — 100.0%		$7,001,967

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940Act, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 02/29/20	Value at 02/29/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,000	1,000	$1,000	$20	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	2	03/12/20	$28	$(4,025)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 29, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,025

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

14	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
February 29, 2020

For the six months ended February 29, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$10,831

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,594)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$54,910

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,957,655	$—	$—	$6,957,655
Money Market Funds	1,000	—	—	1,000
	$6,958,655	$—	$—	$6,958,655
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,025)	$—	$—	$(4,025)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements

S c h e d u l e o f I n v e s t m e n t s	15

Statements of Assets and Liabilities (unaudited)

February 29, 2020

	iShares MSCI Japan Equal Weighted ETF	iShares MSCI Japan Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$6,302,204	$6,957,655
Affiliated(c)	23,763	1,000
Cash	952	113
Foreign currency, at value(d)	7,534	14,432
Foreign currency collateral pledged:
Futures contracts(e)	436	872
Receivables:
Investments sold	81,146	81,280
Securities lending income — Affiliated	14	—
Dividends	15,155	17,070
Tax reclaims	—	5,234
Total assets	6,431,204	7,077,656

LIABILITIES
Collateral on securities loaned, at value	23,748	—
Payables:
Investments purchased	76,267	72,927
Variation margin on futures contracts	933	1,863
Investment advisory fees	823	899
Total liabilities	101,771	75,689

NET ASSETS	$6,329,433	$7,001,967

NET ASSETS CONSIST OF:
Paid-in capital	$6,657,920	$7,358,169
Accumulated loss	(328,487)	(356,202)
NET ASSETS	$6,329,433	$7,001,967

Shares outstanding	200,000	300,000
Net asset value	$31.65	$23.34
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$22,778	$—
(b) Investments, at cost — Unaffiliated	$6,536,592	$7,370,290
(c) Investments, at cost — Affiliated.	$23,756	$1,000
(d) Foreign currency, at cost	$7,452	$14,285
(e) Foreign currency collateral pledged, at cost	$429	$860

See notes to financial statements

16	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended February 29, 2020

	iShares MSCI Japan Equal Weighted ETF	iShares MSCI Japan Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$78,860	$126,758
Dividends — Affiliated	18	20
Securities lending income — Affiliated — net	745	—
Foreign taxes withheld	(7,877)	(12,669)
Total investment income	71,746	114,109

EXPENSES
Investment advisory fees	5,264	5,761
Total expenses	5,264	5,761
Net investment income	66,482	108,348

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,651)	(59,336)
Investments — Affiliated	6	—
In-kind redemptions — Unaffiliated	—	210,323
Futures contracts	5,317	10,831
Foreign currency transactions	(871)	(2,100)
Net realized gain (loss)	(199)	159,718
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(124,280)	(168,022)
Investments — Affiliated	7	—
Futures contracts	(1,726)	(3,594)
Foreign currency translations.	194	125
Net change in unrealized appreciation (depreciation)	(125,805)	(171,491)
Net realized and unrealized loss	(126,004)	(11,773)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(59,522)	$96,575

See notes to financial statements

F i n a n c i a l S t a t e m e n t s	17

Statements of Changes in Net Assets

	iShares MSCI Japan Equal Weighted ETF		iShares MSCI Japan Value ETF
	Six Months Ended 02/29/20 (unaudited)	Period From 03/05/19(a) to 08/31/19	Six Months Ended 02/29/20 (unaudited)	Period From 03/05/19(a) to 08/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$66,482	$96,336	$108,348	$147,267
Net realized gain (loss)	(199)	(38,242)	159,718	(39,295)
Net change in unrealized appreciation (depreciation)	(125,805)	(110,394)	(171,491)	(244,623)
Net increase (decrease) in net assets resulting from operations	(59,522)	(52,300)	96,575	(136,651)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(129,898)	(91,202)	(196,497)	(136,522)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	6,662,355	(8,724)	7,383,786

NET ASSETS
Total increase (decrease) in net assets	(189,420)	6,518,853	(108,646)	7,110,613
Beginning of period	6,518,853	—	7,110,613	—
End of period	$6,329,433	$6,518,853	$7,001,967	$7,110,613

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

18	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Japan Equal Weighted ETF
	Six Months Ended 02/29/20 (unaudited)		Period From 03/05/19(a) to 08/31/19

Net asset value, beginning of period	$32.59		$33.43
Net investment income(b)	0.33		0.44
Net realized and unrealized loss(c)	(0.62)		(0.82)
Net decrease from investment operations	(0.29)		(0.38)

Distributions(d)
From net investment income	(0.65)		(0.46)
Total distributions	(0.65)		(0.46)

Net asset value, end of period	$31.65		$32.59

Total Return
Based on net asset value	(1.13	)%(e)	(1.14	)%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15	%(f)
Net investment income	1.89	%(f)	2.68	%(f)

Supplemental Data
Net assets, end of period (000)	$6,329		$6,519
Portfolio turnover rate(g)	5	%(e)	6	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

F i n a n c i a l H i g h l i g h t s	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Value ETF
	Six Months Ended 02/29/20 (unaudited)		Period From 03/05/19(a) to 08/31/19

Net asset value, beginning of period	$23.70		$24.67
Net investment income(b)	0.36		0.46
Net realized and unrealized loss(c)	(0.07)		(0.97)
Net increase (decrease) from investment operations.	0.29		(0.51)

Distributions(d)
From net investment income	(0.65)		(0.46)
Total distributions	(0.65)		(0.46)

Net asset value, end of period	$23.34		$23.70

Total Return
Based on net asset value	0.95	%(e)	(2.10	)%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15	%(f)
Net investment income.	2.82	%(f)	3.83	%(f)

Supplemental Data
Net assets, end of period (000)	$7,002		$7,111
Portfolio turnover rate(g)	16	%(e)	9	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements

20	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF		Diversification Classification
MSCI Japan Equal Weighted		Non-diversified
MSCI Japan Value	.	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

N o t e s t o F i n a n c i a l S t a t e m e n t s	21

Notes to Financial Statements (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

22	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Japan Equal Weighted
Morgan Stanley & Co. LLC	$22,778	$22,778	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N o t e s t o F i n a n c i a l S t a t e m e n t s	23

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF		Fees Paid to BTC
MSCI Japan Equal Weighted	.	$172

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI Japan Equal Weighted	$334,982	$404,046
MSCI Japan Value	3,653,433	1,224,139

For the six months ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI Japan Value	$—	$2,524,821

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of August 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF		Non-Expiring
MSCI Japan Equal Weighted		$44,370
MSCI Japan Value	.	27,245

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

24	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Japan Equal Weighted	$6,586,665	$395,236	$(658,094)	$(262,858)
MSCI Japan Value	7,405,046	264,294	(714,710)	(450,416)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N o t e s t o F i n a n c i a l S t a t e m e n t s	25

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/29/20		Period Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Japan Equal Weighted
Shares sold	—	$—	300,000	$10,028,668
Shares redeemed	—	—	(100,000)	(3,366,313)
Net increase	—	$—	200,000	$6,662,355

	Six Months Ended 02/29/20		Period Ended 08/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI Japan Value
Shares sold	100,000	$2,629,581	400,000	$9,866,146
Shares redeemed	(100,000)	(2,638,305)	(100,000)	(2,482,360)
Net increase(decrease)	—	$(8,724)	300,000	$7,383,786

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares MSCI Japan Equal Weighted ETF and iShares MSCI Japan Value ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g l i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	27

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Japan Equal Weighted(a)	$0.478836	$—	$0.170654	$0.649490	74%	—%	26%	100%
MSCI Japan Value(a)	0.477904	—	0.177086	0.654990	73	—	27	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

28	2 0 2 0 i S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●    Go to icsdelivery.com.

●    If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l i n f o r m a t i o n	29

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company isted above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

 iS-SAR-819-0220

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)The President (the registrant's Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant's Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Section 302 Certifications are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	May 05, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	May 05, 2020

By: /s/ Trent Walker

Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 05, 2020